UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05686
AIM Investment Securities Funds (Invesco Investment Securities Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
February 28
Date of reporting period:
August 31, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Corporate Bond Fund
Class A: ACCBX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class A)	$35	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$3,876,485,619
Total number of portfolio holdings	2,099
Portfolio turnover rate	144%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	1.56%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.11%
U.S. Treasury Bonds, 5.00%, 05/15/2056	0.81%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan 0.00%, 03/31/2032	0.74%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 3.11%, 03/31/2032	0.69%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.64%
South Jersey Industries, Inc., 7.38%, 06/09/2056	0.61%
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056	0.58%
Raising Cane's Restaurants LLC, Term Loan, 5.69%, 11/03/2032	0.55%
QTS Thunder Managing Issuer LLC, 5.66%, 12/10/2030	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-CBD-SAR-A
Invesco Corporate Bond Fund

Invesco Corporate Bond Fund
Class C: ACCEX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class C)	$72	1.45%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$3,876,485,619
Total number of portfolio holdings	2,099
Portfolio turnover rate	144%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	1.56%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.11%
U.S. Treasury Bonds, 5.00%, 05/15/2056	0.81%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan 0.00%, 03/31/2032	0.74%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 3.11%, 03/31/2032	0.69%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.64%
South Jersey Industries, Inc., 7.38%, 06/09/2056	0.61%
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056	0.58%
Raising Cane's Restaurants LLC, Term Loan, 5.69%, 11/03/2032	0.55%
QTS Thunder Managing Issuer LLC, 5.66%, 12/10/2030	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-CBD-SAR-C
Invesco Corporate Bond Fund

Invesco Corporate Bond Fund
Class R: ACCZX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class R)	$47	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$3,876,485,619
Total number of portfolio holdings	2,099
Portfolio turnover rate	144%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	1.56%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.11%
U.S. Treasury Bonds, 5.00%, 05/15/2056	0.81%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan 0.00%, 03/31/2032	0.74%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 3.11%, 03/31/2032	0.69%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.64%
South Jersey Industries, Inc., 7.38%, 06/09/2056	0.61%
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056	0.58%
Raising Cane's Restaurants LLC, Term Loan, 5.69%, 11/03/2032	0.55%
QTS Thunder Managing Issuer LLC, 5.66%, 12/10/2030	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-CBD-SAR-R
Invesco Corporate Bond Fund

Invesco Corporate Bond Fund
Class Y: ACCHX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class Y)	$22	0.45%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$3,876,485,619
Total number of portfolio holdings	2,099
Portfolio turnover rate	144%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	1.56%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.11%
U.S. Treasury Bonds, 5.00%, 05/15/2056	0.81%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan 0.00%, 03/31/2032	0.74%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 3.11%, 03/31/2032	0.69%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.64%
South Jersey Industries, Inc., 7.38%, 06/09/2056	0.61%
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056	0.58%
Raising Cane's Restaurants LLC, Term Loan, 5.69%, 11/03/2032	0.55%
QTS Thunder Managing Issuer LLC, 5.66%, 12/10/2030	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-CBD-SAR-Y
Invesco Corporate Bond Fund

Invesco Corporate Bond Fund
Class R5: ACCWX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class R5)	$20	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$3,876,485,619
Total number of portfolio holdings	2,099
Portfolio turnover rate	144%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	1.56%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.11%
U.S. Treasury Bonds, 5.00%, 05/15/2056	0.81%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan 0.00%, 03/31/2032	0.74%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 3.11%, 03/31/2032	0.69%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.64%
South Jersey Industries, Inc., 7.38%, 06/09/2056	0.61%
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056	0.58%
Raising Cane's Restaurants LLC, Term Loan, 5.69%, 11/03/2032	0.55%
QTS Thunder Managing Issuer LLC, 5.66%, 12/10/2030	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-CBD-SAR-R5
Invesco Corporate Bond Fund

Invesco Corporate Bond Fund
Class R6: ICBFX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class R6)	$16	0.33%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$3,876,485,619
Total number of portfolio holdings	2,099
Portfolio turnover rate	144%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	1.56%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.11%
U.S. Treasury Bonds, 5.00%, 05/15/2056	0.81%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan 0.00%, 03/31/2032	0.74%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 3.11%, 03/31/2032	0.69%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.64%
South Jersey Industries, Inc., 7.38%, 06/09/2056	0.61%
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056	0.58%
Raising Cane's Restaurants LLC, Term Loan, 5.69%, 11/03/2032	0.55%
QTS Thunder Managing Issuer LLC, 5.66%, 12/10/2030	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-CBD-SAR-R6
Invesco Corporate Bond Fund

Invesco Government Money Market Fund
Invesco Cash Reserve: AIMXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Invesco Cash Reserve)	$24	0.47%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$6,173,557,939
Total number of portfolio holdings	121
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	12.4%
8-30	32.9%
31-60	8.8%
61-90	8.6%
91-180	18.3%
181+	19.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-SAR-CR
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Class A: ADAXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class A)	$26	0.52%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$6,173,557,939
Total number of portfolio holdings	121
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	12.4%
8-30	32.9%
31-60	8.8%
61-90	8.6%
91-180	18.3%
181+	19.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-SAR-A
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Class AX: ACZXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class AX)	$24	0.47%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$6,173,557,939
Total number of portfolio holdings	121
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	12.4%
8-30	32.9%
31-60	8.8%
61-90	8.6%
91-180	18.3%
181+	19.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-SAR-AX
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Class C: ACNXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class C)	$54	1.07%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$6,173,557,939
Total number of portfolio holdings	121
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	12.4%
8-30	32.9%
31-60	8.8%
61-90	8.6%
91-180	18.3%
181+	19.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-SAR-C
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Class CX: ACXXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class CX)	$62	1.22%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$6,173,557,939
Total number of portfolio holdings	121
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	12.4%
8-30	32.9%
31-60	8.8%
61-90	8.6%
91-180	18.3%
181+	19.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-SAR-CX
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Class R: AIRXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class R)	$37	0.72%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$6,173,557,939
Total number of portfolio holdings	121
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	12.4%
8-30	32.9%
31-60	8.8%
61-90	8.6%
91-180	18.3%
181+	19.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-SAR-R
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Class Y: AIYXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class Y)	$16	0.32%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$6,173,557,939
Total number of portfolio holdings	121
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	12.4%
8-30	32.9%
31-60	8.8%
61-90	8.6%
91-180	18.3%
181+	19.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-SAR-Y
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Investor Class: INAXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Investor Class)	$16	0.32%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$6,173,557,939
Total number of portfolio holdings	121
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	12.4%
8-30	32.9%
31-60	8.8%
61-90	8.6%
91-180	18.3%
181+	19.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-SAR-INV
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Class R6: INVXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class R6)	$12	0.24%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$6,173,557,939
Total number of portfolio holdings	121
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	12.4%
8-30	32.9%
31-60	8.8%
61-90	8.6%
91-180	18.3%
181+	19.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-SAR-R6
Invesco Government Money Market Fund

Invesco High Yield Fund
Class A: AMHYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class A)	$50	0.98%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,076,414,158
Total number of portfolio holdings	311
Portfolio turnover rate	74%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.13%, 06/01/2029	1.29%
1261229 BC Ltd., 10.00%, 04/15/2032	1.02%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	1.01%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	1.01%
VoltaGrid LLC, 7.38%, 11/01/2030	0.98%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	0.98%
TransDigm, Inc., Term Loan L, 6.19%, 01/19/2032	0.96%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031	0.96%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.80%, 08/23/2028	0.95%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
HYI-SAR-A
Invesco High Yield Fund

Invesco High Yield Fund
Class C: AHYCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class C)	$88	1.73%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,076,414,158
Total number of portfolio holdings	311
Portfolio turnover rate	74%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.13%, 06/01/2029	1.29%
1261229 BC Ltd., 10.00%, 04/15/2032	1.02%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	1.01%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	1.01%
VoltaGrid LLC, 7.38%, 11/01/2030	0.98%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	0.98%
TransDigm, Inc., Term Loan L, 6.19%, 01/19/2032	0.96%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031	0.96%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.80%, 08/23/2028	0.95%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
HYI-SAR-C
Invesco High Yield Fund

Invesco High Yield Fund
Class Y: AHHYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class Y)	$37	0.73%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,076,414,158
Total number of portfolio holdings	311
Portfolio turnover rate	74%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.13%, 06/01/2029	1.29%
1261229 BC Ltd., 10.00%, 04/15/2032	1.02%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	1.01%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	1.01%
VoltaGrid LLC, 7.38%, 11/01/2030	0.98%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	0.98%
TransDigm, Inc., Term Loan L, 6.19%, 01/19/2032	0.96%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031	0.96%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.80%, 08/23/2028	0.95%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
HYI-SAR-Y
Invesco High Yield Fund

Invesco High Yield Fund
Investor Class: HYINX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Investor Class)	$48	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,076,414,158
Total number of portfolio holdings	311
Portfolio turnover rate	74%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.13%, 06/01/2029	1.29%
1261229 BC Ltd., 10.00%, 04/15/2032	1.02%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	1.01%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	1.01%
VoltaGrid LLC, 7.38%, 11/01/2030	0.98%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	0.98%
TransDigm, Inc., Term Loan L, 6.19%, 01/19/2032	0.96%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031	0.96%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.80%, 08/23/2028	0.95%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
HYI-SAR-INV
Invesco High Yield Fund

Invesco High Yield Fund
Class R5: AHIYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class R5)	$35	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,076,414,158
Total number of portfolio holdings	311
Portfolio turnover rate	74%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.13%, 06/01/2029	1.29%
1261229 BC Ltd., 10.00%, 04/15/2032	1.02%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	1.01%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	1.01%
VoltaGrid LLC, 7.38%, 11/01/2030	0.98%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	0.98%
TransDigm, Inc., Term Loan L, 6.19%, 01/19/2032	0.96%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031	0.96%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.80%, 08/23/2028	0.95%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
HYI-SAR-R5
Invesco High Yield Fund

Invesco High Yield Fund
Class R6: HYIFX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class R6)	$31	0.61%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,076,414,158
Total number of portfolio holdings	311
Portfolio turnover rate	74%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.13%, 06/01/2029	1.29%
1261229 BC Ltd., 10.00%, 04/15/2032	1.02%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	1.01%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	1.01%
VoltaGrid LLC, 7.38%, 11/01/2030	0.98%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	0.98%
TransDigm, Inc., Term Loan L, 6.19%, 01/19/2032	0.96%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031	0.96%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.80%, 08/23/2028	0.95%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
HYI-SAR-R6
Invesco High Yield Fund

Invesco Income Fund
Class A: AGOVX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class A)	$51	1.02%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$252,837,328
Total number of portfolio holdings	225
Portfolio turnover rate	158%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	5.23%
Government National Mortgage Association, TBA, 5.00%, 09/01/2056	4.14%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.97%
Government National Mortgage Association, TBA, 5.50%, 09/01/2056	2.78%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.75%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2056	2.58%
Federal National Mortgage Association, 2.50%, 08/01/2041	2.08%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2041	1.82%
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1.68%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INC-SAR-A
Invesco Income Fund

Invesco Income Fund
Class C: AGVCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class C)	$88	1.77%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$252,837,328
Total number of portfolio holdings	225
Portfolio turnover rate	158%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	5.23%
Government National Mortgage Association, TBA, 5.00%, 09/01/2056	4.14%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.97%
Government National Mortgage Association, TBA, 5.50%, 09/01/2056	2.78%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.75%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2056	2.58%
Federal National Mortgage Association, 2.50%, 08/01/2041	2.08%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2041	1.82%
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1.68%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INC-SAR-C
Invesco Income Fund

Invesco Income Fund
Class R: AGVRX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class R)	$64	1.27%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$252,837,328
Total number of portfolio holdings	225
Portfolio turnover rate	158%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	5.23%
Government National Mortgage Association, TBA, 5.00%, 09/01/2056	4.14%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.97%
Government National Mortgage Association, TBA, 5.50%, 09/01/2056	2.78%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.75%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2056	2.58%
Federal National Mortgage Association, 2.50%, 08/01/2041	2.08%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2041	1.82%
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1.68%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INC-SAR-R
Invesco Income Fund

Invesco Income Fund
Class Y: AGVYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class Y)	$39	0.77%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$252,837,328
Total number of portfolio holdings	225
Portfolio turnover rate	158%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	5.23%
Government National Mortgage Association, TBA, 5.00%, 09/01/2056	4.14%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.97%
Government National Mortgage Association, TBA, 5.50%, 09/01/2056	2.78%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.75%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2056	2.58%
Federal National Mortgage Association, 2.50%, 08/01/2041	2.08%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2041	1.82%
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1.68%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INC-SAR-Y
Invesco Income Fund

Invesco Income Fund
Class R5: AGOIX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class R5)	$35	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$252,837,328
Total number of portfolio holdings	225
Portfolio turnover rate	158%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	5.23%
Government National Mortgage Association, TBA, 5.00%, 09/01/2056	4.14%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.97%
Government National Mortgage Association, TBA, 5.50%, 09/01/2056	2.78%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.75%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2056	2.58%
Federal National Mortgage Association, 2.50%, 08/01/2041	2.08%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2041	1.82%
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1.68%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INC-SAR-R5
Invesco Income Fund

Invesco Income Fund
Class R6: AGVSX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class R6)	$32	0.63%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$252,837,328
Total number of portfolio holdings	225
Portfolio turnover rate	158%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	5.23%
Government National Mortgage Association, TBA, 5.00%, 09/01/2056	4.14%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.97%
Government National Mortgage Association, TBA, 5.50%, 09/01/2056	2.78%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.75%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2056	2.58%
Federal National Mortgage Association, 2.50%, 08/01/2041	2.08%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2041	1.82%
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1.68%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INC-SAR-R6
Invesco Income Fund

Invesco Income Fund
Investor Class: AGIVX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Investor Class)	$47	0.94%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$252,837,328
Total number of portfolio holdings	225
Portfolio turnover rate	158%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	5.23%
Government National Mortgage Association, TBA, 5.00%, 09/01/2056	4.14%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.97%
Government National Mortgage Association, TBA, 5.50%, 09/01/2056	2.78%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.75%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2056	2.58%
Federal National Mortgage Association, 2.50%, 08/01/2041	2.08%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2041	1.82%
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1.68%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INC-SAR-INV
Invesco Income Fund

Invesco Real Estate Fund
Class A: IARAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class A)	$64	1.25%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$670,529,594
Total number of portfolio holdings	38
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	11.18%
Prologis, Inc.	9.06%
Equinix, Inc.	8.19%
American Tower Corp.	8.04%
Digital Realty Trust, Inc.	5.98%
Public Storage	5.94%
UDR, Inc.	3.26%
Equity LifeStyle Properties, Inc.	3.13%
W.P. Carey, Inc.	2.93%
Simon Property Group, Inc.	2.79%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
REA-SAR-A
Invesco Real Estate Fund

Invesco Real Estate Fund
Class C: IARCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class C)	$103	2.00%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$670,529,594
Total number of portfolio holdings	38
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	11.18%
Prologis, Inc.	9.06%
Equinix, Inc.	8.19%
American Tower Corp.	8.04%
Digital Realty Trust, Inc.	5.98%
Public Storage	5.94%
UDR, Inc.	3.26%
Equity LifeStyle Properties, Inc.	3.13%
W.P. Carey, Inc.	2.93%
Simon Property Group, Inc.	2.79%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
REA-SAR-C
Invesco Real Estate Fund

Invesco Real Estate Fund
Class R: IARRX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class R)	$77	1.50%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$670,529,594
Total number of portfolio holdings	38
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	11.18%
Prologis, Inc.	9.06%
Equinix, Inc.	8.19%
American Tower Corp.	8.04%
Digital Realty Trust, Inc.	5.98%
Public Storage	5.94%
UDR, Inc.	3.26%
Equity LifeStyle Properties, Inc.	3.13%
W.P. Carey, Inc.	2.93%
Simon Property Group, Inc.	2.79%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
REA-SAR-R
Invesco Real Estate Fund

Invesco Real Estate Fund
Class Y: IARYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class Y)	$51	1.00%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$670,529,594
Total number of portfolio holdings	38
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	11.18%
Prologis, Inc.	9.06%
Equinix, Inc.	8.19%
American Tower Corp.	8.04%
Digital Realty Trust, Inc.	5.98%
Public Storage	5.94%
UDR, Inc.	3.26%
Equity LifeStyle Properties, Inc.	3.13%
W.P. Carey, Inc.	2.93%
Simon Property Group, Inc.	2.79%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
REA-SAR-Y
Invesco Real Estate Fund

Invesco Real Estate Fund
Investor Class: REINX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Investor Class)	$61	1.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$670,529,594
Total number of portfolio holdings	38
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	11.18%
Prologis, Inc.	9.06%
Equinix, Inc.	8.19%
American Tower Corp.	8.04%
Digital Realty Trust, Inc.	5.98%
Public Storage	5.94%
UDR, Inc.	3.26%
Equity LifeStyle Properties, Inc.	3.13%
W.P. Carey, Inc.	2.93%
Simon Property Group, Inc.	2.79%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
REA-SAR-INV
Invesco Real Estate Fund

Invesco Real Estate Fund
Class R5: IARIX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class R5)	$46	0.90%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$670,529,594
Total number of portfolio holdings	38
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	11.18%
Prologis, Inc.	9.06%
Equinix, Inc.	8.19%
American Tower Corp.	8.04%
Digital Realty Trust, Inc.	5.98%
Public Storage	5.94%
UDR, Inc.	3.26%
Equity LifeStyle Properties, Inc.	3.13%
W.P. Carey, Inc.	2.93%
Simon Property Group, Inc.	2.79%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
REA-SAR-R5
Invesco Real Estate Fund

Invesco Real Estate Fund
Class R6: IARFX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class R6)	$43	0.83%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$670,529,594
Total number of portfolio holdings	38
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	11.18%
Prologis, Inc.	9.06%
Equinix, Inc.	8.19%
American Tower Corp.	8.04%
Digital Realty Trust, Inc.	5.98%
Public Storage	5.94%
UDR, Inc.	3.26%
Equity LifeStyle Properties, Inc.	3.13%
W.P. Carey, Inc.	2.93%
Simon Property Group, Inc.	2.79%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
REA-SAR-R6
Invesco Real Estate Fund

Invesco Short Duration Inflation Protected Fund
Class A: LMTAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class A)	$28	0.56%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$375,089,871
Total number of portfolio holdings	20
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity
(% of total investments)
10/15/2027	4.9%
1/15/2028	8.3%
4/15/2028	8.7%
7/15/2028	5.2%
10/15/2028	5.0%
1/15/2029	7.5%
4/15/2029	9.6%
7/15/2029	5.4%
10/15/2029	5.3%
1/15/2030	5.5%
4/15/2030	5.8%
7/15/2030	5.6%
10/15/2030	5.9%
1/15/2031	5.5%
4/15/2031	6.1%
7/15/2031	5.7%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SDIP-SAR-A
Invesco Short Duration Inflation Protected Fund

Invesco Short Duration Inflation Protected Fund
Class A2: SHTIX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class A2)	$23	0.46%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$375,089,871
Total number of portfolio holdings	20
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity
(% of total investments)
10/15/2027	4.9%
1/15/2028	8.3%
4/15/2028	8.7%
7/15/2028	5.2%
10/15/2028	5.0%
1/15/2029	7.5%
4/15/2029	9.6%
7/15/2029	5.4%
10/15/2029	5.3%
1/15/2030	5.5%
4/15/2030	5.8%
7/15/2030	5.6%
10/15/2030	5.9%
1/15/2031	5.5%
4/15/2031	6.1%
7/15/2031	5.7%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SDIP-SAR-A2
Invesco Short Duration Inflation Protected Fund

Invesco Short Duration Inflation Protected Fund
Class Y: LMTYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class Y)	$16	0.31%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$375,089,871
Total number of portfolio holdings	20
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity
(% of total investments)
10/15/2027	4.9%
1/15/2028	8.3%
4/15/2028	8.7%
7/15/2028	5.2%
10/15/2028	5.0%
1/15/2029	7.5%
4/15/2029	9.6%
7/15/2029	5.4%
10/15/2029	5.3%
1/15/2030	5.5%
4/15/2030	5.8%
7/15/2030	5.6%
10/15/2030	5.9%
1/15/2031	5.5%
4/15/2031	6.1%
7/15/2031	5.7%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SDIP-SAR-Y
Invesco Short Duration Inflation Protected Fund

Invesco Short Duration Inflation Protected Fund
Class R5: ALMIX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class R5)	$15	0.30%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$375,089,871
Total number of portfolio holdings	20
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity
(% of total investments)
10/15/2027	4.9%
1/15/2028	8.3%
4/15/2028	8.7%
7/15/2028	5.2%
10/15/2028	5.0%
1/15/2029	7.5%
4/15/2029	9.6%
7/15/2029	5.4%
10/15/2029	5.3%
1/15/2030	5.5%
4/15/2030	5.8%
7/15/2030	5.6%
10/15/2030	5.9%
1/15/2031	5.5%
4/15/2031	6.1%
7/15/2031	5.7%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SDIP-SAR-R5
Invesco Short Duration Inflation Protected Fund

Invesco Short Duration Inflation Protected Fund
Class R6: SDPSX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class R6)	$15	0.29%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$375,089,871
Total number of portfolio holdings	20
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity
(% of total investments)
10/15/2027	4.9%
1/15/2028	8.3%
4/15/2028	8.7%
7/15/2028	5.2%
10/15/2028	5.0%
1/15/2029	7.5%
4/15/2029	9.6%
7/15/2029	5.4%
10/15/2029	5.3%
1/15/2030	5.5%
4/15/2030	5.8%
7/15/2030	5.6%
10/15/2030	5.9%
1/15/2031	5.5%
4/15/2031	6.1%
7/15/2031	5.7%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SDIP-SAR-R6
Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund
Class A: STBAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class A)	$32	0.63%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,079,846,161
Total number of portfolio holdings	1,088
Portfolio turnover rate	124%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 08/31/2028	1.27%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.03%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
NVIDIA Corp., 4.35%, 06/15/2029	0.78%
Invesco Short Duration Total Return Bond ETF	0.73%
Salesforce, Inc., 4.65%, 03/15/2029	0.72%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.69%
Carnival Corp., 5.13%, 05/01/2029	0.66%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.61%
CIFC Funding Ltd., Series 2022-2A, Class A1R, 4.70%, 04/19/2035	0.60%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
STB-SAR-A
Invesco Short Term Bond Fund

Invesco Short Term Bond Fund
Class C: STBCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class C)	$49	0.98%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,079,846,161
Total number of portfolio holdings	1,088
Portfolio turnover rate	124%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 08/31/2028	1.27%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.03%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
NVIDIA Corp., 4.35%, 06/15/2029	0.78%
Invesco Short Duration Total Return Bond ETF	0.73%
Salesforce, Inc., 4.65%, 03/15/2029	0.72%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.69%
Carnival Corp., 5.13%, 05/01/2029	0.66%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.61%
CIFC Funding Ltd., Series 2022-2A, Class A1R, 4.70%, 04/19/2035	0.60%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
STB-SAR-C
Invesco Short Term Bond Fund

Invesco Short Term Bond Fund
Class R: STBRX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class R)	$49	0.98%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,079,846,161
Total number of portfolio holdings	1,088
Portfolio turnover rate	124%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 08/31/2028	1.27%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.03%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
NVIDIA Corp., 4.35%, 06/15/2029	0.78%
Invesco Short Duration Total Return Bond ETF	0.73%
Salesforce, Inc., 4.65%, 03/15/2029	0.72%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.69%
Carnival Corp., 5.13%, 05/01/2029	0.66%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.61%
CIFC Funding Ltd., Series 2022-2A, Class A1R, 4.70%, 04/19/2035	0.60%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
STB-SAR-R
Invesco Short Term Bond Fund

Invesco Short Term Bond Fund
Class Y: STBYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class Y)	$24	0.48%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,079,846,161
Total number of portfolio holdings	1,088
Portfolio turnover rate	124%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 08/31/2028	1.27%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.03%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
NVIDIA Corp., 4.35%, 06/15/2029	0.78%
Invesco Short Duration Total Return Bond ETF	0.73%
Salesforce, Inc., 4.65%, 03/15/2029	0.72%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.69%
Carnival Corp., 5.13%, 05/01/2029	0.66%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.61%
CIFC Funding Ltd., Series 2022-2A, Class A1R, 4.70%, 04/19/2035	0.60%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
STB-SAR-Y
Invesco Short Term Bond Fund

Invesco Short Term Bond Fund
Class R5: ISTBX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class R5)	$23	0.45%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,079,846,161
Total number of portfolio holdings	1,088
Portfolio turnover rate	124%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 08/31/2028	1.27%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.03%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
NVIDIA Corp., 4.35%, 06/15/2029	0.78%
Invesco Short Duration Total Return Bond ETF	0.73%
Salesforce, Inc., 4.65%, 03/15/2029	0.72%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.69%
Carnival Corp., 5.13%, 05/01/2029	0.66%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.61%
CIFC Funding Ltd., Series 2022-2A, Class A1R, 4.70%, 04/19/2035	0.60%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
STB-SAR-R5
Invesco Short Term Bond Fund

Invesco Short Term Bond Fund
Class R6: ISTFX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class R6)	$19	0.38%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,079,846,161
Total number of portfolio holdings	1,088
Portfolio turnover rate	124%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 08/31/2028	1.27%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.03%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
NVIDIA Corp., 4.35%, 06/15/2029	0.78%
Invesco Short Duration Total Return Bond ETF	0.73%
Salesforce, Inc., 4.65%, 03/15/2029	0.72%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.69%
Carnival Corp., 5.13%, 05/01/2029	0.66%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.61%
CIFC Funding Ltd., Series 2022-2A, Class A1R, 4.70%, 04/19/2035	0.60%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
STB-SAR-R6
Invesco Short Term Bond Fund

Invesco SMA High Yield Bond Fund
SMHYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco SMA High Yield Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SMA High Yield Bond Fund	$0	0.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$10,443,841
Total number of portfolio holdings	227
Portfolio turnover rate	72%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Invesco Short Duration High Yield ETF	2.68%
Seadrill Finance Ltd., 6.75%, 07/15/2034	1.88%
Studio City Finance Ltd., 5.00%, 01/15/2029	1.85%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.77%
Carrix, Inc., 6.13%, 08/01/2033	1.51%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	1.22%
VMED O2 UK Financing I PLC, 4.50%, 07/15/2031	1.07%
Vodafone Group PLC, 4.13%, 06/04/2081	1.03%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	1.01%
Enpro, Inc., 6.13%, 06/01/2033	1.00%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SMAHYB-SAR-NA
Invesco SMA High Yield Bond Fund

Invesco U.S. Government Money Portfolio
Invesco Cash Reserve: GMQXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Invesco Cash Reserve)	$28	0.55%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,091,606,912
Total number of portfolio holdings	100
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	13.8%
8-30	23.8%
31-60	17.7%
61-90	9.9%
91-180	15.6%
181+	19.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GMKT-SAR-CR
Invesco U.S. Government Money Portfolio

Invesco U.S. Government Money Portfolio
Class C: GMCXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class C)	$71	1.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,091,606,912
Total number of portfolio holdings	100
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	13.8%
8-30	23.8%
31-60	17.7%
61-90	9.9%
91-180	15.6%
181+	19.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GMKT-SAR-C
Invesco U.S. Government Money Portfolio

Invesco U.S. Government Money Portfolio
Class R: GMLXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class R)	$46	0.90%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,091,606,912
Total number of portfolio holdings	100
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	13.8%
8-30	23.8%
31-60	17.7%
61-90	9.9%
91-180	15.6%
181+	19.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GMKT-SAR-R
Invesco U.S. Government Money Portfolio

Invesco U.S. Government Money Portfolio
Class Y: OMBXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class Y)	$20	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,091,606,912
Total number of portfolio holdings	100
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	13.8%
8-30	23.8%
31-60	17.7%
61-90	9.9%
91-180	15.6%
181+	19.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GMKT-SAR-Y
Invesco U.S. Government Money Portfolio

Invesco U.S. Government Money Portfolio
Class R6: GMRXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class R6)	$13	0.25%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,091,606,912
Total number of portfolio holdings	100
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	13.8%
8-30	23.8%
31-60	17.7%
61-90	9.9%
91-180	15.6%
181+	19.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GMKT-SAR-R6
Invesco U.S. Government Money Portfolio

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
August 31, 2026
Invesco Corporate Bond Fund
Nasdaq:
A: ACCBX ■ C: ACCEX ■ R: ACCZX ■ Y: ACCHX ■ R5: ACCWX ■ R6: ICBFX

2	Schedule of Investments
35	Financial Statements
38	Financial Highlights
39	Notes to Financial Statements
47	Approval of Investment Advisory and Sub-Advisory Contracts
50	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
August 31, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–83.88%
Advertising–0.19%
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/2031(b)	$270,000	$278,627
7.50%, 03/15/2033(b)	270,000	284,737
Lamar Media Corp.,
4.88%, 01/15/2029	15,000	14,867
5.38%, 11/01/2033(b)	2,337,000	2,275,291
Omnicom Group, Inc.,
4.20%, 03/02/2029	229,000	225,084
4.75%, 03/30/2030	199,000	196,959
5.30%, 06/02/2036(c)	4,381,000	4,180,655
		7,456,220
Aerospace & Defense–1.37%
Boeing Co. (The),
6.30%, 05/01/2029	19,000	19,634
6.39%, 05/01/2031	5,000	5,250
6.53%, 05/01/2034	1,245,000	1,329,061
5.81%, 05/01/2050	3,663,000	3,455,118
5.93%, 05/01/2060	29,000	27,106
General Dynamics Corp., 4.95%, 08/15/2035	877,000	857,726
Hexcel Corp., 5.88%, 02/26/2035	284,000	286,306
Honeywell Aerospace, Inc.,
4.30%, 03/16/2031	368,000	357,844
4.60%, 03/16/2033	1,569,000	1,517,544
4.95%, 03/16/2036	2,715,000	2,609,512
5.73%, 03/16/2056	12,742,000	12,115,747
Howmet Aerospace, Inc.,
3.75%, 03/03/2028	48,000	47,381
3.90%, 04/15/2029	21,000	20,555
4.85%, 10/15/2031	163,000	161,513
4.75%, 04/15/2036(c)	1,267,000	1,207,057
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	22,000	22,196
5.75%, 01/15/2035	780,000	787,570
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	1,080,000	1,084,530
5.60%, 07/31/2053(c)	795,000	746,098
Lockheed Martin Corp.,
4.40%, 08/15/2030	110,000	108,396
4.75%, 02/15/2034	604,000	588,673
4.80%, 08/15/2034	413,000	403,466
4.50%, 05/15/2036	48,000	45,297
4.15%, 06/15/2053	19,000	14,492
4.30%, 06/15/2062	429,000	321,009
5.90%, 11/15/2063	509,000	500,522
5.20%, 02/15/2064	58,000	50,874
Northrop Grumman Corp.,
4.03%, 10/15/2047	100,000	76,337
4.95%, 03/15/2053	668,000	572,861
Principal Amount		Value
Aerospace & Defense–(continued)
RTX Corp.,
5.75%, 01/15/2029	$21,000	$21,489
6.00%, 03/15/2031	13,000	13,540
5.15%, 02/27/2033	775,000	776,060
6.10%, 03/15/2034	938,000	986,278
6.40%, 03/15/2054	1,752,000	1,836,109
Textron, Inc., 4.95%, 03/15/2036	1,633,000	1,558,046
TransDigm, Inc.,
6.75%, 08/15/2028(b)	4,860,000	4,896,946
6.38%, 03/01/2029(b)	9,519,000	9,671,923
6.88%, 12/15/2030(b)	510,000	523,215
7.13%, 12/01/2031(b)	340,000	351,793
6.00%, 01/15/2033(b)	60,000	60,129
6.38%, 05/31/2033(b)	1,710,000	1,715,708
6.25%, 01/31/2034(b)	596,000	603,013
6.13%, 07/31/2034(b)	617,000	610,660
		52,964,584
Agricultural & Farm Machinery–0.26%
AGCO Corp.,
5.45%, 03/21/2027	15,000	15,060
5.80%, 03/21/2034	633,000	635,377
CNH Industrial Capital LLC, 4.75%, 03/21/2028	27,000	26,979
Deere Funding Canada Corp., 4.15%, 10/09/2030	450,000	437,430
Imperial Brands Finance PLC (United Kingdom),
4.50%, 06/30/2028(b)	119,000	118,385
4.88%, 02/07/2032(b)	2,491,000	2,437,354
5.63%, 07/01/2035(b)	1,346,000	1,330,445
5.50%, 07/07/2036(b)	1,524,000	1,478,516
6.38%, 07/01/2055(b)	2,764,000	2,687,290
John Deere Capital Corp.,
4.38%, 10/15/2030	29,000	28,541
5.10%, 04/11/2034	1,047,000	1,043,682
		10,239,059
Agricultural Products & Services–0.35%
Archer-Daniels-Midland Co.,
4.83%, 09/01/2031	6,016,000	5,961,318
5.27%, 09/01/2036(c)	4,925,000	4,861,001
2.70%, 09/15/2051	2,950,000	1,705,704
Cargill, Inc.,
4.13%, 10/23/2030(b)	126,000	122,279
5.13%, 10/11/2032(b)(c)	277,000	277,390
4.75%, 04/24/2033(b)(c)	566,000	555,527
5.38%, 10/23/2055(b)(c)	51,519	47,123
		13,530,342
Air Freight & Logistics–0.12%
GXO Logistics, Inc.,
6.25%, 05/06/2029	208,000	213,655
6.50%, 05/06/2034	801,000	827,738
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Air Freight & Logistics–(continued)
United Parcel Service, Inc.,
4.65%, 10/15/2030	$18,000	$17,905
5.15%, 05/22/2034(c)	783,000	784,387
5.25%, 05/14/2035	461,000	461,602
5.50%, 05/22/2054	2,365,000	2,188,454
5.95%, 05/14/2055	57,000	55,983
		4,549,724
Alternative Carriers–1.04%
Space Exploration Technologies Corp.,
5.35%, 07/15/2031(b)	11,491,000	11,236,100
5.65%, 07/15/2033(b)	3,560,000	3,436,329
5.88%, 07/15/2036(b)(c)	9,350,000	8,816,273
6.60%, 07/15/2046(b)	5,071,000	4,607,017
6.65%, 07/15/2056(b)(c)	13,824,000	12,312,485
		40,408,204
Apparel, Accessories & Luxury Goods–0.05%
Gildan Activewear, Inc. (Canada),
4.70%, 10/07/2030(b)	697,000	679,325
5.40%, 10/07/2035(b)	1,366,000	1,310,611
		1,989,936
Application Software–0.86%
Autodesk, Inc., 5.30%, 06/15/2035	18,000	17,646
Cadence Design Systems, Inc., 4.70%, 09/10/2034	15,000	14,415
Cloud Software Group LLC,
9.00%, 09/30/2029(b)	329,000	330,149
8.25%, 06/30/2032(b)	598,000	586,068
Dynatrace LLC, Conv., 0.00%, 09/01/2031(b)(d)	911,000	982,514
Intuit, Inc., 5.20%, 09/15/2033	18,000	17,771
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045(b)	5,861,000	5,591,157
Roper Technologies, Inc.,
4.45%, 09/15/2030	393,000	383,978
4.75%, 02/15/2032	168,000	163,817
4.90%, 10/15/2034(c)	856,000	813,117
5.10%, 09/15/2035	1,989,000	1,896,545
Salesforce, Inc.,
4.90%, 09/15/2031	9,748,000	9,623,862
5.55%, 03/15/2036	6,188,000	6,077,644
6.40%, 03/15/2046	2,678,000	2,638,910
6.55%, 03/15/2056	4,280,000	4,179,638
Synopsys, Inc., 5.70%, 04/01/2055	12,000	11,117
		33,328,348
Asset Management & Custody Banks–1.03%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	2,242,000	2,213,286
Ameriprise Financial, Inc.,
4.50%, 05/13/2032	196,000	190,695
5.15%, 05/15/2033(c)	909,000	907,822
5.20%, 04/15/2035	2,166,000	2,123,778
5.35%, 06/15/2036	1,605,000	1,570,197
Principal Amount		Value
Asset Management & Custody Banks–(continued)
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028(e)	$24,000	$24,087
4.54%, 02/01/2029(e)	12,000	11,990
4.98%, 03/14/2030(e)	3,000	3,014
5.06%, 07/22/2032(e)	868,000	866,243
5.83%, 10/25/2033(e)	418,000	431,219
4.71%, 02/01/2034(e)	300,000	291,127
5.19%, 03/14/2035(e)	183,000	181,285
5.09%, 04/23/2037(e)	3,737,000	3,620,305
Series J, 4.76%, 08/12/2030(e)	3,771,000	3,758,384
4.97%, 04/26/2034(e)	450,000	441,618
5.18%, 08/12/2034(c)(e)	4,876,000	4,839,658
BlackRock, Inc., 4.75%, 05/25/2033	854,000	839,974
Blue Owl Capital Corp., 6.30%, 08/15/2031	2,526,000	2,506,571
Blue Owl Technology Finance Corp., 6.50%, 10/15/2029	7,358,000	7,298,048
Brookfield Asset Management Ltd.,
5.80%, 04/24/2035	36,000	36,075
6.08%, 09/15/2055	38,000	36,943
Citadel L.P.,
6.00%, 01/23/2030(b)	82,000	83,615
6.38%, 01/23/2032(b)	362,000	372,699
FS KKR Capital Corp., 6.13%, 01/15/2030	253,000	248,213
Hercules Capital, Inc., 6.30%, 07/24/2031	426,000	424,619
Northern Trust Corp.,
4.15%, 11/19/2030	18,000	17,539
6.13%, 11/02/2032	565,000	593,218
5.12%, 11/19/2040(e)	1,559,000	1,489,533
Osaic Holdings, Inc., 6.75%, 08/01/2032(b)	588,000	591,942
State Street Corp.,
4.61% (SOFR + 0.95%), 04/24/2028(f)	17,000	17,059
5.68%, 11/21/2029(e)	20,000	20,402
4.73%, 02/28/2030	40,000	39,895
4.83%, 04/24/2030	22,000	22,034
6.12%, 11/21/2034(e)	25,000	26,010
5.15%, 02/28/2036(e)	77,000	75,559
4.78%, 10/23/2036(e)	21,000	19,912
Trinity Capital, Inc., 7.00%, 05/21/2031	2,167,000	2,185,982
Voya Global Funding, 4.60%, 11/24/2030(b)(c)	1,490,000	1,453,696
		39,874,246
Automobile Manufacturers–1.16%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	6,550,000	6,536,172
3.75%, 01/30/2031(b)	5,280,000	4,925,283
5.88%, 12/01/2033(b)	298,000	296,052
American Honda Finance Corp., 4.60%, 04/17/2030	97,000	95,339
Daimler Truck Finance North America LLC (Germany),
4.65%, 10/12/2030(b)(c)	1,055,000	1,038,709
5.00%, 10/12/2032(b)	4,050,000	3,976,895
5.63%, 01/13/2035(b)	1,618,000	1,619,374
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
Ford Motor Credit Co. LLC,
7.35%, 11/04/2027	$527,000	$540,359
5.92%, 03/20/2028	501,000	505,932
6.80%, 05/12/2028	644,000	660,677
6.80%, 11/07/2028	54,000	55,645
7.35%, 03/06/2030	48,000	50,463
7.20%, 06/10/2030	583,000	611,211
5.42%, 04/09/2031	2,308,000	2,276,614
Honda Motor Co. Ltd. (Japan), 4.69%, 07/08/2030	1,288,000	1,270,742
Hyundai Capital America,
4.88%, 06/23/2027(b)	16,000	16,061
5.00%, 01/07/2028(b)	152,000	152,399
4.25%, 01/08/2029(b)	678,000	666,809
5.35%, 03/19/2029(b)	7,000	7,054
5.30%, 01/08/2030(b)	289,000	290,810
5.80%, 04/01/2030(b)	74,000	75,375
5.00%, 06/18/2031(b)(c)	1,649,000	1,629,117
5.25%, 06/21/2033(b)	2,704,000	2,655,724
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)(c)	2,711,000	2,728,776
PACCAR Financial Corp., Series R, 3.90%, 02/05/2029	57,000	56,079
Toyota Motor Credit Corp.,
4.55%, 08/09/2029	9,000	8,956
5.35%, 01/09/2035	2,940,000	2,943,114
Series B, 4.55%, 05/14/2031	3,971,000	3,900,662
4.60%, 03/11/2033	2,236,000	2,162,288
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)(c)	683,000	685,254
4.60%, 06/08/2029(b)	55,000	54,234
5.60%, 03/22/2034(b)	2,370,000	2,341,128
		44,833,307
Automotive Parts & Equipment–0.99%
American Axle & Manufacturing, Inc.,
6.38%, 10/15/2032(b)	50,000	50,074
7.75%, 10/15/2033(b)(c)	1,485,000	1,492,749
BMW US Capital LLC (Germany),
4.75%, 08/04/2028(b)	12,034,000	12,023,015
4.90%, 08/06/2029(b)	6,289,000	6,266,206
4.50%, 08/11/2030(b)	441,000	431,210
4.65%, 03/19/2031(b)	3,282,000	3,207,839
5.00%, 03/19/2033(b)	2,204,000	2,147,236
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	589,000	605,857
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	8,000	7,995
4.90%, 05/01/2033(b)	1,064,000	1,042,305
5.25%, 04/30/2036(b)	3,154,000	3,088,323
Magna International, Inc. (Canada), 5.88%, 06/01/2035(c)	355,000	363,455
Phinia, Inc.,
6.75%, 04/15/2029(b)	4,800,000	4,905,485
6.63%, 10/15/2032(b)	579,000	588,845
Principal Amount		Value
Automotive Parts & Equipment–(continued)
ZF North America Capital, Inc. (Germany), 7.50%, 03/24/2031(b)(c)	$2,263,000	$2,321,664
		38,542,258
Automotive Retail–0.44%
Advance Auto Parts, Inc.,
7.00%, 08/01/2030(b)	1,362,000	1,393,366
7.38%, 08/01/2033(b)(c)	1,539,000	1,578,345
AutoZone, Inc.,
4.75%, 08/01/2032	357,000	348,042
5.20%, 08/01/2033	608,000	602,188
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(g)	1,107,770	1,222,089
Lithia Motors, Inc.,
5.50%, 10/01/2030(b)	9,980,000	9,913,034
4.38%, 01/15/2031(b)(c)	617,000	588,150
O’Reilly Automotive, Inc., 5.00%, 08/19/2034(c)	1,369,000	1,330,111
		16,975,325
Biotechnology–0.74%
AbbVie, Inc.,
4.50%, 08/18/2028(c)	5,735,000	5,722,260
4.65%, 03/15/2030	3,670,000	3,647,000
4.88%, 09/15/2031	3,472,000	3,448,277
5.05%, 03/15/2034	435,000	430,451
4.88%, 11/14/2048(c)	574,000	495,017
5.40%, 03/15/2054	152,000	139,232
6.00%, 09/15/2056	95,000	94,469
5.50%, 03/15/2064	1,490,000	1,355,255
Amgen, Inc.,
5.25%, 03/02/2030	23,000	23,213
4.40%, 05/01/2045	344,000	281,076
5.65%, 03/02/2053	3,048,000	2,842,587
5.75%, 03/02/2063	2,546,000	2,352,742
Gilead Sciences, Inc.,
5.25%, 10/15/2033(c)	973,000	981,514
5.55%, 10/15/2053(c)	1,609,000	1,516,788
Moderna, Inc., Conv., 0.00%, 03/01/2032(b)(d)	5,112,000	5,242,867
		28,572,748
Brewers–0.01%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.55%, 01/23/2049	222,000	209,553
Broadcasting–0.24%
Discovery Communications LLC, 6.35%, 06/01/2040	394,000	319,258
Gray Media, Inc., 9.63%, 07/15/2032(b)	165,000	169,494
Nexstar Media, Inc.,
6.50%, 09/15/2033(b)	5,099,000	5,124,587
7.25%, 04/15/2034(b)(c)	2,203,000	2,232,996
Paramount Global,
4.95%, 01/15/2031	324,000	302,502
6.88%, 04/30/2036(c)	328,000	305,092
4.38%, 03/15/2043	493,000	312,641
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Broadcasting–(continued)
Univision Communications, Inc.,
8.50%, 07/31/2031(b)	$343,000	$345,932
9.38%, 08/01/2032(b)	240,000	245,076
		9,357,578
Broadline Retail–0.82%
Amazon.com, Inc.,
4.60%, 07/09/2029(c)	8,922,000	8,882,387
4.25%, 03/13/2031	114,000	110,607
4.80%, 07/09/2031(c)	8,089,000	8,016,671
4.88%, 03/13/2036(c)	7,670,000	7,294,677
5.30%, 07/09/2036(c)	7,542,000	7,383,947
5.65%, 03/13/2046	128,000	120,081
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)	75,000	75,128
		31,883,498
Building Products–0.19%
Carrier Global Corp., 5.90%, 03/15/2034	251,000	259,074
CRH America Finance, Inc.,
4.40%, 02/09/2031	484,000	470,735
5.00%, 02/09/2036	2,674,000	2,558,877
5.60%, 02/09/2056(c)	980,000	912,717
Lennox International, Inc., 5.50%, 09/15/2028	22,000	22,289
Masco Corp., 3.13%, 02/15/2051	2,623,000	1,634,915
Rentokil Terminix Funding PLC (United Kingdom), 4.63%, 04/23/2031(b)	1,689,000	1,640,157
		7,498,764
Cable & Satellite–0.88%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)(c)	428,000	420,576
6.38%, 09/01/2029(b)	198,000	198,297
4.75%, 03/01/2030(b)	621,000	589,271
4.50%, 08/15/2030(b)	321,000	298,972
4.25%, 02/01/2031(b)	5,750,000	5,189,786
7.38%, 03/01/2031(b)	271,000	274,621
4.75%, 02/01/2032(b)(c)	399,000	357,780
4.50%, 05/01/2032	522,000	459,429
4.50%, 06/01/2033(b)(c)	393,000	340,943
7.38%, 02/01/2036(b)(c)	293,000	283,477
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
6.05%, 02/15/2032	1,870,000	1,872,615
6.65%, 02/01/2034(c)	1,405,000	1,413,268
6.60%, 02/15/2034(c)	1,397,000	1,406,836
5.85%, 12/01/2035(c)	1,277,000	1,200,825
6.95%, 08/15/2036	3,832,000	3,841,152
5.75%, 04/01/2048	512,000	415,771
6.83%, 10/23/2055	936,000	842,573
6.70%, 12/01/2055(c)	1,465,000	1,330,706
Comcast Corp.,
3.45%, 02/01/2050	124,000	76,376
2.89%, 11/01/2051	155,000	83,096
6.05%, 05/15/2055	62,000	56,690
Principal Amount		Value
Cable & Satellite–(continued)
Cox Communications, Inc.,
5.70%, 06/15/2033(b)	$282,000	$267,865
5.80%, 12/15/2053(b)	1,408,000	1,115,570
Directv Financing LLC, 8.88%, 02/01/2030(b)(c)	290,000	297,046
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
10.00%, 02/15/2031(b)(c)	571,000	604,589
9.25%, 06/01/2032(b)	286,000	298,727
EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(g)	905,000	919,655
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	112,000	116,565
Sirius XM Radio LLC, 5.00%, 08/01/2027(b)	9,000,000	8,981,784
Versant Media Group, Inc., 7.25%, 01/30/2031(b)	562,000	583,136
		34,137,997
Cargo Ground Transportation–0.29%
Fedex Freight Holding Co., Inc.,
4.30%, 03/15/2029(b)	389,000	381,553
4.65%, 03/15/2031(b)	1,616,000	1,571,493
4.95%, 03/15/2033(b)	393,000	377,626
5.25%, 03/15/2036(b)	12,000	11,369
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.35%, 01/12/2027(b)	2,000	2,005
4.40%, 07/01/2027(b)	126,000	125,941
5.70%, 02/01/2028(b)	48,000	48,553
5.55%, 05/01/2028(b)	164,000	165,777
6.05%, 08/01/2028(b)	120,000	122,411
6.20%, 06/15/2030(b)	84,000	86,766
4.55%, 01/15/2031(b)	1,028,000	1,006,875
Ryder System, Inc.,
4.90%, 12/01/2029	21,000	21,028
5.00%, 09/15/2031	7,180,000	7,121,024
		11,042,421
Casinos & Gaming–0.11%
Las Vegas Sands Corp.,
5.30%, 05/15/2031	1,163,000	1,149,674
5.65%, 05/18/2033(c)	1,055,000	1,038,869
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(b)(c)	600,000	582,989
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)(c)	902,000	869,653
Wynn Macau Ltd. (Macau), 6.75%, 02/15/2034(b)	600,000	594,526
		4,235,711
Coal & Consumable Fuels–0.46%
Australian MetCoal Financing Pty Ltd. (Australia),
6.25%, 10/22/2031(b)	920,000	929,224
6.75%, 04/22/2034(b)	1,016,000	1,029,939
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Coal & Consumable Fuels–(continued)
Rio Grande LNG LLC,
5.25%, 06/30/2031(b)	$3,464,000	$3,425,606
5.50%, 01/30/2034(b)	3,143,000	3,084,921
5.75%, 06/30/2036(b)	6,420,000	6,256,508
6.15%, 06/30/2041(b)	3,153,000	3,068,059
		17,794,257
Commercial & Residential Mortgage Finance–0.44%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)	105,000	106,925
6.75%, 10/25/2028(b)	201,000	207,707
4.25%, 04/30/2029(b)	162,000	158,821
4.80%, 10/24/2030(b)(c)	2,259,000	2,216,529
Nationstar Mortgage Holdings LLC,
6.50%, 08/01/2029(b)	552,000	547,860
7.13%, 02/01/2032(b)	531,000	525,690
Nationwide Building Society (United Kingdom),
6.56%, 10/18/2027(b)(e)	492,000	493,318
5.05%, 07/14/2032(b)(e)	6,519,000	6,421,505
Radian Group, Inc., 6.20%, 05/15/2029	128,000	131,523
Rocket Cos., Inc.,
6.13%, 08/01/2030(b)	662,000	671,177
6.13%, 08/01/2031(b)	4,176,000	4,231,414
6.38%, 08/01/2033(b)	131,000	132,847
6.50%, 06/15/2034(b)	657,000	667,834
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)(c)	555,000	552,098
		17,065,248
Commodity Chemicals–0.05%
Westlake Corp., 3.13%, 08/15/2051	3,140,000	1,877,165
Computer & Electronics Retail–0.09%
Dell International LLC/EMC Corp.,
5.50%, 04/01/2035(c)	3,014,000	3,001,638
8.10%, 07/15/2036	58,000	67,350
Leidos, Inc.,
4.10%, 03/15/2029	71,000	69,622
5.75%, 03/15/2033	508,000	515,686
		3,654,296
Construction & Engineering–0.08%
AECOM, 6.00%, 08/01/2033(b)	613,000	611,273
Quanta Services, Inc., 4.85%, 08/09/2029(c)	2,351,000	2,343,622
		2,954,895
Construction Machinery & Heavy Transportation Equipment– 0.32%
Caterpillar Financial Services Corp.,
3.75%, 02/23/2029	152,000	148,888
4.16% (SOFR + 0.49%), 02/23/2029(f)	81,000	81,031
Series L, 4.50%, 05/15/2031	2,350,000	2,310,496
Caterpillar, Inc.,
5.20%, 05/15/2035	940,000	938,140
5.50%, 05/15/2055	20,000	19,774
Principal Amount		Value
Construction Machinery & Heavy Transportation Equipment– (continued)
Cummins, Inc.,
4.70%, 02/15/2031	$183,000	$181,957
5.15%, 02/20/2034	767,000	763,968
5.30%, 05/09/2035	1,552,000	1,546,057
5.45%, 02/20/2054(c)	2,018,000	1,871,045
Komatsu Finance America, Inc., 4.20%, 09/18/2030(b)	248,000	240,563
Westinghouse Air Brake Technologies Corp.,
4.90%, 05/29/2030	83,000	82,661
5.50%, 05/29/2035	4,288,000	4,285,317
		12,469,897
Construction Materials–0.03%
JH North America Holdings, Inc.,
5.88%, 01/31/2031(b)	269,000	270,962
6.13%, 07/31/2032(b)	953,000	962,364
		1,233,326
Consumer Electronics–0.14%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)(c)	1,598,000	1,608,869
5.63%, 04/24/2029(b)(c)	1,692,500	1,721,352
Tyco Electronics Group S.A. (Switzerland),
4.50%, 02/09/2031	83,000	81,448
4.88%, 02/09/2036(c)	1,914,000	1,824,423
		5,236,092
Consumer Finance–0.83%
American Express Co.,
4.73%, 04/25/2029(e)	19,000	19,014
4.35%, 07/20/2029(e)	61,000	60,603
4.47% (SOFR + 0.81%), 07/20/2029(f)	90,000	90,383
5.53%, 04/25/2030(e)	69,000	70,098
4.68% (SOFR + 1.02%), 01/30/2031(f)	17,000	17,153
5.02%, 04/25/2031(e)	178,000	178,196
4.92%, 07/20/2033(e)	1,978,000	1,944,117
5.44%, 01/30/2036(e)	1,046,000	1,043,107
5.67%, 04/25/2036(c)(e)	1,342,000	1,356,737
4.80%, 10/24/2036(e)	6,783,000	6,415,090
5.41%, 02/08/2041(e)	5,722,000	5,550,249
Series E, 6.45%(e)(h)	3,902,000	3,931,562
Bread Financial Holdings, Inc., 8.38%, 06/15/2035(b)(e)	275,000	287,153
Capital One Financial Corp.,
7.15%, 10/29/2027(e)	74,000	74,297
4.49%, 09/11/2031(e)	56,000	54,533
4.72%, 01/30/2032(e)	28,000	27,355
5.40%, 01/30/2037(e)	6,247,000	6,024,958
EZCORP, Inc., 7.38%, 04/01/2032(b)	851,000	886,948
FirstCash, Inc.,
6.88%, 03/01/2032(b)	496,000	506,378
6.13%, 05/01/2034(b)	556,000	550,237
General Motors Financial Co., Inc., Series B, 6.50%(e)(h)	200,000	200,846
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Consumer Finance–(continued)
Navient Corp.,
4.88%, 03/15/2028	$102,000	$100,867
5.50%, 03/15/2029	300,000	293,499
9.38%, 07/25/2030	173,000	181,991
7.88%, 06/15/2032(c)	664,000	645,526
OneMain Finance Corp.,
6.63%, 05/15/2029	500,000	507,867
4.00%, 09/15/2030	171,000	157,957
7.13%, 11/15/2031	408,000	414,211
6.75%, 03/15/2032	260,000	260,796
7.13%, 09/15/2032	360,000	365,404
Synchrony Financial, 5.02%, 07/29/2029(e)	66,000	65,824
		32,282,956
Consumer Staples Merchandise Retail–0.10%
Dollar General Corp.,
5.00%, 11/01/2032	216,000	212,085
5.50%, 11/01/2052(c)	681,000	612,475
Dollar Tree, Inc., 3.38%, 12/01/2051	2,595,000	1,656,694
Target Corp., 5.00%, 04/15/2035(c)	1,376,000	1,348,759
Walmart, Inc., 4.50%, 09/09/2052	60,000	49,663
		3,879,676
Copper–0.00%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	33,000	33,007
Distillers & Vintners–0.02%
Constellation Brands, Inc.,
4.80%, 05/01/2030	10,000	9,921
4.90%, 05/01/2033	196,000	190,410
4.95%, 11/01/2035(c)	628,000	599,101
		799,432
Distributors–0.04%
Genuine Parts Co.,
6.50%, 11/01/2028	233,000	239,726
4.95%, 08/15/2029	226,000	224,743
6.88%, 11/01/2033	1,145,000	1,225,062
		1,689,531
Diversified Banks–13.15%
Australia and New Zealand Banking Group Ltd. (Australia), 6.74%, 12/08/2032(b)(c)	2,100,000	2,224,139
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
4.52% (SOFR + 0.88%), 03/03/2029(f)	200,000	200,358
4.97%, 05/08/2031	2,400,000	2,368,304
7.13%(e)(h)	3,864,000	3,882,053
9.38%(e)(h)	1,203,000	1,303,720
Principal Amount		Value
Diversified Banks–(continued)
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(e)	$600,000	$602,821
5.01%, 08/25/2030(e)	4,600,000	4,585,575
5.07%, 11/06/2030(c)	2,400,000	2,342,210
5.62%, 08/25/2034(e)	3,400,000	3,387,796
7.25%(e)(h)	1,000,000	1,007,191
8.00%(e)(h)	63,492	67,862
9.63%(e)(h)	1,600,000	1,727,762
9.63%(e)(h)	1,000,000	1,164,474
Bank of America Corp.,
4.49% (SOFR + 0.83%), 01/24/2029(f)	25,000	25,077
5.20%, 04/25/2029(e)	35,000	35,238
4.67% (SOFR + 1.01%), 01/24/2031(c)(f)	561,000	564,082
5.16%, 01/24/2031(e)	21,000	21,079
4.46%, 02/06/2032(e)	4,684,000	4,551,731
5.43%, 08/15/2035(e)	1,386,000	1,361,575
2.48%, 09/21/2036(e)	121,000	104,420
5.49%, 04/23/2037(c)(e)	5,451,000	5,294,342
7.75%, 05/14/2038	1,044,000	1,208,073
3.31%, 04/22/2042(e)	291,000	217,283
6.63%(e)(h)	1,155,000	1,185,321
Series N, 4.53% (SOFR + 0.87%), 02/06/2032(f)	4,926,000	4,917,625
Series RR, 4.38%(e)(h)	783,000	779,902
Series TT, 6.13%(e)(h)	1,000	1,006
Bank of Montreal (Canada),
Series J, 4.34%, 03/19/2030(e)	76,000	75,126
7.70%, 05/26/2084(e)	200,000	209,055
7.30%, 11/26/2084(e)	2,099,000	2,168,840
Bank of New York Mellon (The), 4.73%, 04/20/2029(e)	126,000	126,189
Bank of Nova Scotia (The) (Canada),
4.90%, 06/05/2032(c)(e)	5,541,000	5,457,271
8.63%, 10/27/2082(e)	1,286,000	1,335,443
8.00%, 01/27/2084(c)(e)	1,391,000	1,466,217
6.88%, 10/27/2085(c)(e)	4,165,000	4,134,606
Banque Federative du Credit Mutuel S.A. (France),
4.59%, 10/16/2028(b)	200,000	198,936
5.15%, 07/09/2032(b)(e)	8,286,000	8,150,804
Barclays PLC (United Kingdom),
4.22%, 05/24/2030(e)	894,000	873,749
4.60% (SOFR + 0.93%), 05/24/2030(f)	984,000	985,439
4.91%, 06/26/2030(e)	4,094,000	4,066,784
5.37%, 02/25/2031(e)	635,000	637,534
4.52%, 02/24/2032(e)	2,019,000	1,950,745
5.10%, 06/26/2032(e)	6,985,000	6,880,804
5.21%, 02/24/2037(e)	6,645,000	6,303,348
3.33%, 11/24/2042(e)	423,000	304,723
BBVA Bancomer S.A. (Mexico), 5.40%, 06/03/2031(b)(c)	1,816,000	1,801,018
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
BNP Paribas S.A. (France),
5.09% (SOFR + 1.43%), 05/09/2029(b)(f)	$200,000	$201,974
5.09%, 05/09/2031(b)(e)	202,000	201,040
7.13%(b)(e)(h)	3,063,000	3,033,856
7.20%(b)(c)(e)(h)	2,128,000	2,101,851
7.45%(b)(e)(h)	200,000	202,928
BPCE S.A. (France), 5.42%, 01/13/2037(b)(e)	5,413,000	5,141,549
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	585,000	601,355
Canadian Imperial Bank of Commerce (Canada), 6.75%, 01/28/2087(c)(e)	9,933,000	9,788,789
Citigroup, Inc.,
5.17%, 02/13/2030(e)	34,000	34,166
4.54%, 09/19/2030(e)	123,000	121,373
5.13% (SOFR + 1.46%), 05/07/2031(f)	3,029,000	3,091,048
4.50%, 09/11/2031(e)	2,119,000	2,067,885
6.17%, 05/25/2034(e)	1,462,000	1,498,203
5.83%, 02/13/2035(e)	1,584,000	1,580,793
3.88%, 01/24/2039(e)	190,000	160,345
5.41%, 09/19/2039(e)	1,863,000	1,802,598
2.90%, 11/03/2042(e)	189,000	132,206
5.61%, 03/04/2056(c)(e)	4,133,000	3,865,902
6.63%(e)(h)	4,199,000	4,261,053
Series AA, 7.63%(e)(h)	3,949,000	4,133,872
Series BB, 7.20%(c)(e)(h)	2,927,000	3,007,194
Series DD, 7.00%(c)(e)(h)	2,849,000	2,930,147
Series JJ, 6.50%(c)(e)(h)	6,955,000	6,995,478
Series Z, 7.38%(c)(e)(h)	3,898,000	4,012,453
Citizens Bank N.A., 4.87%, 08/10/2029(e)	2,671,000	2,667,602
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	7,135,000	7,284,407
Credit Agricole S.A. (France),
5.19%, 08/01/2032(b)(c)(e)	7,180,000	7,101,319
4.82%, 09/25/2033(b)(c)(e)	3,851,000	3,700,757
Danske Bank A/S (Denmark), 5.00%, 03/27/2032(b)(e)	2,577,000	2,544,647
Federation des Caisses Desjardins du Quebec (Canada),
4.55%, 08/23/2027(b)	93,000	93,176
5.02%, 05/27/2031(b)	4,067,000	4,040,804
Fifth Third Bancorp,
6.34%, 07/27/2029(e)	17,000	17,474
5.98%, 01/30/2030(b)(e)	74,000	75,559
4.77%, 07/28/2030(e)	106,000	105,249
5.63%, 01/29/2032(e)	109,000	110,364
4.57%, 04/29/2032(e)	7,586,000	7,354,176
4.34%, 04/25/2033(e)	407,000	385,575
Principal Amount		Value
Diversified Banks–(continued)
HSBC Holdings PLC (United Kingdom),
5.21%, 08/11/2028(e)	$195,000	$195,968
4.40%, 03/10/2030(e)	456,000	449,001
4.71%, 05/12/2030(e)	2,079,000	2,058,503
5.29%, 11/19/2030(e)	1,138,000	1,142,542
5.13%, 03/03/2031(e)	812,000	810,120
5.23% (SOFR + 1.57%), 05/13/2031(f)	2,461,000	2,511,255
5.24%, 05/13/2031(e)	1,984,000	1,987,236
4.68%, 03/10/2032(e)	2,113,000	2,058,863
5.24%, 08/14/2032(e)	2,081,000	2,068,094
5.73%, 08/14/2037(e)	2,562,000	2,539,553
6.33%, 03/09/2044(e)	3,026,000	3,103,234
6.75%(e)(h)	1,180,000	1,187,638
6.88%(e)(h)	552,000	564,049
7.00%(e)(h)	1,691,000	1,704,687
7.05%(e)(h)	2,977,000	3,046,974
Series 1, 6.75%(e)(h)	2,505,000	2,486,850
ING Bank N.V. (Netherlands), 4.56%, 07/07/2029(b)	4,722,000	4,692,427
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(e)	228,000	230,353
Intesa Sanpaolo S.p.A. (Italy),
5.00%, 06/29/2030(b)(e)	2,022,000	2,011,296
5.20%, 06/29/2032(b)(e)	3,618,000	3,572,501
JPMorgan Chase & Co.,
5.57%, 04/22/2028(e)	15,000	15,092
4.32%, 04/26/2028(e)	18,000	17,968
4.85%, 07/25/2028(e)	67,000	67,164
4.92%, 01/24/2029(e)	10,000	10,040
5.30%, 07/24/2029(e)	13,000	13,127
6.09%, 10/23/2029(e)	12,000	12,306
5.01%, 01/23/2030(e)	19,000	19,054
5.58%, 04/22/2030(e)	160,000	162,511
5.00%, 07/22/2030(e)	278,000	278,226
4.86%, 07/23/2030(c)(e)	3,910,000	3,898,835
4.60%, 10/22/2030(e)	173,000	171,122
5.14%, 01/24/2031(e)	56,000	56,182
5.10%, 04/22/2031(e)	76,000	76,081
4.26%, 10/22/2031(e)	1,794,000	1,736,770
4.35%, 01/22/2032(e)	1,768,000	1,711,880
5.04%, 07/23/2032(e)	3,319,000	3,298,773
4.59%, 04/26/2033(e)	519,000	502,761
4.91%, 07/25/2033(e)	57,000	56,027
5.72%, 09/14/2033(e)	1,277,000	1,294,716
5.35%, 06/01/2034(e)	20,000	20,020
5.34%, 01/23/2035(e)	282,000	280,525
4.81%, 10/22/2036(e)	3,521,000	3,337,435
4.90%, 01/22/2037(e)	3,910,000	3,719,273
5.15%, 04/23/2037(c)(e)	2,489,000	2,408,694
3.88%, 07/24/2038(e)	161,000	138,329
5.80%, 07/23/2041(e)	3,710,000	3,670,732
5.53%, 11/29/2045(e)	1,756,000	1,675,097
4.26%, 02/22/2048(e)	264,000	209,279
Series 1, 4.51% (SOFR + 0.85%), 07/23/2030(c)(f)	5,327,000	5,342,687
Series W, 5.00% (3 mo. Term SOFR + 1.26%), 05/15/2047(f)	1,026,000	936,319
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Series CC, 6.65% (3 mo. Term SOFR + 2.84%)(f)(h)	$100,000	$100,370
Series NN, 6.88%(c)(e)(h)	470,000	487,654
Series OO, 6.50%(c)(e)(h)	2,968,000	3,017,328
Series PP, 6.10%(e)(h)	10,444,000	10,465,536
KeyCorp, 5.31%, 01/28/2037(c)(e)	1,324,000	1,272,130
Lloyds Banking Group PLC (United Kingdom), 4.43%, 11/04/2031(e)	1,841,000	1,788,183
Macquarie Bank Ltd. (Australia),
4.14% (SOFR + 0.48%), 02/03/2028(b)(f)	48,000	48,044
5.82%, 06/10/2037(b)(e)	9,163,000	8,946,920
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	70,000	70,029
Mitsubishi Ufj Financial Group, Inc. (Japan),
4.98%, 07/24/2030(e)	2,172,000	2,170,890
5.19%, 07/23/2032(e)	2,092,000	2,081,203
5.33%, 04/21/2037(e)	2,409,000	2,344,917
5.87%, 04/21/2047(e)	3,397,000	3,306,053
6.05%, 07/24/2047(c)(e)	1,769,000	1,761,488
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(e)	52,000	52,141
5.26%, 04/17/2030(e)	340,000	342,738
5.14% (SOFR + 1.48%), 04/24/2031(c)(f)	1,645,000	1,676,490
5.16%, 04/24/2031(e)	1,754,000	1,755,168
4.53%, 09/12/2031(e)	2,425,000	2,368,118
5.41%, 04/19/2034(c)(e)	1,235,000	1,237,409
5.43%, 04/17/2035(e)	2,209,000	2,192,842
5.57%, 01/16/2036(e)	200,000	199,877
5.19%, 09/12/2036(e)	3,126,000	3,030,318
8.20%(c)(e)(h)	3,826,000	4,099,268
Mizuho Bank Ltd. (Japan),
5.19%, 04/16/2036(b)(c)	2,298,000	2,237,740
5.77%, 04/16/2046(b)	2,899,000	2,798,277
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(e)	53,000	53,914
5.38%, 07/10/2030(e)	200,000	202,151
4.78%, 07/13/2030(e)	8,509,000	8,448,018
4.71%, 07/08/2031(e)	2,759,000	2,719,983
4.90% (SOFR + 1.25%), 07/08/2031(c)(f)	1,999,000	2,022,022
4.97%, 07/13/2032(e)	7,351,000	7,255,685
5.59%, 07/10/2035(e)	2,268,000	2,276,153
5.82%, 07/13/2047(e)	6,772,000	6,501,292
Morgan Stanley Bank N.A.,
5.02%, 01/12/2029(e)	154,000	154,696
4.64% (SOFR + 0.98%), 05/10/2030(f)	1,982,000	1,993,843
Morgan Stanley Private Bank N.A.,
4.21%, 02/08/2030(e)	145,000	142,560
4.43% (SOFR + 0.77%), 02/08/2030(f)	2,567,000	2,563,099
4.73%, 07/18/2031(e)	2,273,000	2,239,074
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(c)(e)	2,995,000	3,003,671
Principal Amount		Value
Diversified Banks–(continued)
National Securities Clearing Corp., 5.10%, 11/21/2027(b)	$74,000	$74,536
Nordea Bank Abp (Finland),
4.25%, 08/28/2030(b)	447,000	436,711
6.30%(b)(c)(e)(h)	2,271,000	2,270,619
6.75%(b)(c)(e)(h)	2,026,000	2,031,608
Pinnacle Bank,
5.63%, 02/15/2028	783,000	788,533
5.96%, 01/15/2036(e)	1,433,000	1,405,585
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(e)	135,000	135,366
4.08%, 01/26/2029(e)	25,000	24,824
4.28% (SOFR + 0.62%), 01/26/2029(f)	76,000	75,996
5.58%, 06/12/2029(e)	17,000	17,249
4.34% (SOFR + 0.68%), 10/26/2029(f)	5,519,000	5,529,463
4.62%, 10/26/2029(c)(e)	4,380,000	4,365,570
4.90%, 05/13/2031(e)	74,000	73,561
4.63%, 06/06/2033(e)	107,000	102,323
6.04%, 10/28/2033(e)	485,000	501,245
5.07%, 01/24/2034(e)	499,000	490,302
5.37%, 07/21/2036(c)(e)	1,287,000	1,268,907
5.42%, 01/25/2041(c)(e)	5,140,000	4,919,738
Series V, 6.20%(e)(h)	385,000	388,572
Series W, 6.25%(c)(e)(h)	423,000	429,974
Royal Bank of Canada (Canada),
5.00%, 02/01/2033	719,000	712,166
7.50%, 05/02/2084(c)(e)	1,099,000	1,137,057
6.50%, 05/24/2086(e)	13,746,000	13,468,789
Saks Global Enterprises LLC, 0.00%, 12/15/2029(d)(i)	326,310	0
Societe Generale S.A. (France), 4.86%, 07/07/2029(b)(e)	4,173,000	4,154,291
Standard Chartered PLC (United Kingdom),
6.75%, 02/08/2028(b)(e)	206,000	207,802
7.02%, 02/08/2030(b)(e)	433,000	452,312
4.61% (SOFR + 0.95%), 08/13/2030(b)(f)	2,611,000	2,616,653
5.08%, 08/13/2030(b)(e)	2,238,000	2,233,909
5.01%, 10/15/2030(b)(e)	1,004,000	1,000,736
5.24%, 05/13/2031(b)(e)	1,792,000	1,796,176
5.34% (SOFR + 1.68%), 05/13/2031(b)(f)	1,778,000	1,823,029
2.68%, 06/29/2032(b)(e)	3,050,000	2,707,703
5.24%, 01/13/2037(b)(e)	6,645,000	6,380,824
5.85%, 08/13/2037(b)(e)	3,109,000	3,088,270
7.00%(b)(e)(h)	1,099,000	1,094,519
7.75%(b)(e)(h)	1,875,000	1,923,540
Sumitomo Mitsui Financial Group, Inc. (Japan),
4.93%, 07/07/2032(e)	2,497,000	2,461,013
5.14%, 07/07/2034(e)	1,275,000	1,248,240
5.33%, 03/03/2041(c)(e)	3,817,000	3,629,549
5.75%, 07/07/2047(e)	2,030,000	1,945,378
6.60%(c)(e)(h)	2,076,000	2,065,249
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(b)	$42,000	$42,024
5.55%, 09/14/2028(b)	76,000	77,188
4.35%, 09/11/2030(b)	253,000	247,983
Sumitomo Mitsui Trust Bank, Ltd. (Japan),
4.38% (SOFR + 0.71%), 09/04/2029(b)(f)	5,707,000	5,710,176
4.85%, 09/04/2029(b)	2,185,000	2,180,542
4.47% (SOFR + 0.80%), 09/04/2031(b)(f)	4,781,000	4,787,087
Sumitomo Mitsui Trust Group, Inc. (Japan), 5.42%, 09/11/2036(b)(e)	1,607,000	1,546,739
Toronto-Dominion Bank (The) (Canada),
4.93%, 10/15/2035(c)	1,525,000	1,462,021
8.13%, 10/31/2082(c)(e)	495,000	511,460
7.25%, 07/31/2084(e)	144,000	148,054
U.S. Bancorp,
5.78%, 06/12/2029(e)	22,000	22,376
5.84%, 06/12/2034(e)	20,000	20,464
UBS AG (Switzerland),
4.17% (SOFR + 0.50%), 05/17/2027(f)	112,000	112,043
4.30%, 03/16/2029(e)	250,000	248,638
4.29% (SOFR + 0.63%), 08/07/2029(c)(f)	6,171,000	6,174,585
5.05%, 08/07/2032(e)	3,467,000	3,439,589
Wells Fargo & Co.,
5.71%, 04/22/2028(e)	12,000	12,084
4.81%, 07/25/2028(e)	10,000	10,018
5.03% (SOFR + 1.37%), 04/23/2029(f)	59,000	59,664
5.57%, 07/25/2029(e)	37,000	37,511
6.30%, 10/23/2029(e)	22,000	22,640
4.18%, 01/23/2030(e)	112,000	110,203
5.20%, 01/23/2030(e)	35,000	35,254
5.15%, 04/23/2031(e)	366,000	366,714
4.84%, 05/20/2032(e)	3,758,000	3,700,146
5.39%, 04/24/2034(e)	371,000	370,629
5.56%, 07/25/2034(e)	426,000	429,399
5.50%, 01/23/2035(e)	1,327,000	1,328,735
4.96%, 01/23/2037(c)(e)	6,126,000	5,836,109
5.38%, 11/02/2043	1,179,000	1,073,536
4.75%, 12/07/2046	532,000	435,457
5.43%, 01/23/2047(e)	11,610,000	10,701,775
4.61%, 04/25/2053(e)	880,000	706,542
6.85%(e)(h)	546,000	563,797
7.63%(c)(e)(h)	351,000	365,582
Series GG, 6.13%(c)(e)(h)	6,148,000	6,096,123
Series HH, 6.55%(c)(e)(h)	5,888,000	5,892,905
Westpac Banking Corp. (Australia),
4.15%, 05/11/2028	630,000	627,164
5.62%, 11/20/2035(e)	974,000	962,180
		509,645,301
Principal Amount		Value
Diversified Capital Markets–0.73%
Credit Suisse Group AG (Switzerland),
4.50%(b)(e)(h)(i)(j)	$3,057,000	$870,481
5.25%(b)(e)(h)(i)(j)	1,903,000	541,879
7.25%(b)(e)(h)(i)(j)	330,000	93,967
Deutsche Bank AG (Germany), 5.06%, 04/14/2032(e)	1,501,000	1,478,227
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 10.00%, 11/15/2029(b)	122,000	118,371
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	200,000	201,469
4.95%, 07/23/2029(b)	2,576,000	2,568,355
5.55%, 04/03/2034(b)	200,000	198,119
UBS Group AG (Switzerland),
4.75%, 05/12/2028(b)(e)	251,000	251,189
5.43%, 02/08/2030(b)(e)	230,000	232,447
4.21%, 04/10/2030(b)(e)	189,000	185,265
4.40%, 09/23/2031(b)(e)	2,076,000	2,017,413
5.01%, 03/23/2037(b)(e)	2,119,000	2,011,829
5.53%, 05/06/2047(b)(e)	201,000	187,057
4.38%(b)(c)(e)(h)	2,080,000	1,897,842
4.88%(b)(e)(h)	1,122,000	1,122,489
6.60%(b)(c)(e)(h)	949,000	956,260
6.88%(b)(e)(h)	10,298,000	10,291,080
7.00%(b)(c)(e)(h)	821,000	819,667
7.13%(b)(c)(e)(h)	2,195,000	2,211,454
		28,254,860
Diversified Financial Services–2.55%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.50%, 01/31/2056(e)	1,716,000	1,728,504
Aircastle Ltd./Aircastle Ireland DAC,
5.00%, 09/15/2030(b)	1,491,000	1,472,164
5.00%, 05/15/2031(b)	1,589,000	1,562,882
Amrize Finance US LLC,
4.70%, 04/07/2028	32,000	31,996
4.95%, 04/07/2030	70,000	69,851
Avilease Capital Ltd. (Saudi Arabia), 5.50%, 06/30/2031(b)	2,822,000	2,808,891
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	251,000	251,428
6.38%, 05/04/2028(b)	177,000	180,861
5.75%, 03/01/2029(b)	30,000	30,417
4.20%, 04/15/2029(b)	514,000	502,165
5.75%, 11/15/2029(b)	18,000	18,267
5.15%, 01/15/2030(b)	72,000	71,707
4.70%, 01/30/2031(b)	2,655,000	2,582,000
4.95%, 10/15/2032(b)	5,010,000	4,830,217
BlackRock Funding, Inc.,
4.90%, 01/08/2035	546,000	534,616
5.35%, 01/08/2055	39,000	35,531
Blue Owl Finance LLC, 6.75%, 08/18/2036(c)	1,429,000	1,426,300
Citadel Finance LLC,
4.75%, 02/14/2029(b)	968,000	950,110
5.90%, 02/10/2030(b)	1,385,000	1,391,030
5.15%, 02/14/2031(b)(c)	2,409,000	2,337,874
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Financial Services–(continued)
Citadel Securities Global Holdings LLC,
5.50%, 06/18/2030(b)	$886,000	$888,567
5.13%, 01/27/2032(b)	2,508,000	2,449,508
6.20%, 06/18/2035(b)	1,093,000	1,098,662
5.75%, 03/27/2036(b)	4,325,000	4,200,151
Corebridge Financial, Inc.,
6.05%, 09/15/2033	907,000	932,050
5.75%, 01/15/2034	1,098,000	1,108,542
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	24,638,000	24,631,840
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	284,000	285,535
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	6,793,000	6,773,314
GABX Leasing LLC, 4.63%, 04/15/2031(b)	2,158,000	2,098,485
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	1,673,000	1,703,435
Goodman US Finance Seven LLC (Australia), 5.25%, 04/28/2036(b)(c)	806,000	773,880
Green Palm Bidco S.a.r.l. (Saudi Arabia), 6.46%, 06/30/2046(b)	5,965,000	5,837,023
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	630,000	593,256
Jackson Financial, Inc., 6.15%, 01/15/2037(c)	3,883,000	3,799,602
LPL Holdings, Inc.,
5.70%, 05/20/2027	41,000	41,305
5.20%, 03/15/2030	577,000	575,999
5.15%, 06/15/2030	745,000	741,160
5.65%, 03/15/2035(c)	2,414,000	2,365,831
LSEG US Fin Corp. (United Kingdom),
4.50%, 03/23/2031(b)	445,000	433,207
5.25%, 03/23/2036(b)	1,946,000	1,893,170
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	7,000	7,190
5.15%, 03/17/2030(b)	20,000	19,823
6.50%, 03/26/2031(b)	12,000	12,436
Mitsubishi HC Finance America LLC (Japan), 5.20%, 07/21/2031(b)	4,872,000	4,837,275
Pershing Square Holdings Ltd., 5.50%, 10/28/2032(b)	6,154,000	6,012,317
Phoenix Aviation Capital Ltd. (Ireland), 9.25%, 07/15/2030(b)	872,000	911,936
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	814,000	851,363
Wealthspire L.P., 9.00%, 09/15/2034(b)	236,000	239,503
		98,933,176
Principal Amount		Value
Diversified Metals & Mining–0.46%
BHP Billiton Finance (USA) Ltd. (Australia),
5.25%, 09/08/2030	$43,000	$43,526
5.25%, 09/08/2033	3,415,000	3,423,202
5.75%, 09/05/2055	966,000	938,069
Corp. Nacional del Cobre de Chile (Chile), 5.53%, 01/30/2037(b)(c)	3,854,000	3,738,534
Glencore Funding LLC (Australia),
4.91%, 04/01/2028(b)	21,000	21,043
5.37%, 04/04/2029(b)	121,000	122,359
5.19%, 04/01/2030(b)	516,000	516,712
5.20%, 07/01/2033(b)	2,398,000	2,360,095
5.63%, 04/04/2034(b)(c)	1,100,000	1,105,072
5.89%, 04/04/2054(b)(c)	629,000	600,707
6.14%, 04/01/2055(b)(c)	1,414,000	1,397,727
Rio Tinto Finance (USA) PLC (Australia),
4.88%, 03/14/2030	241,000	241,191
5.00%, 03/14/2032	416,000	414,133
5.13%, 03/09/2053	183,000	162,359
5.75%, 03/14/2055	1,642,000	1,591,737
5.88%, 03/14/2065	1,262,000	1,228,671
		17,905,137
Diversified REITs–0.23%
Goodman US Finance Eight LLC (Australia), 5.88%, 04/28/2046(b)	1,191,000	1,130,612
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	636,000	607,108
VICI Properties L.P.,
5.40%, 10/15/2031(c)	4,005,000	3,976,835
5.13%, 05/15/2032	12,000	11,673
5.75%, 10/15/2036	3,083,000	2,998,358
5.63%, 05/15/2052	106,000	92,890
		8,817,476
Diversified Support Services–0.19%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	6,975,000	6,885,999
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	43,000	44,322
5.04%, 03/25/2030(b)	453,000	451,041
Neptune Bidco US, Inc., 9.50%, 02/15/2033(b)	116,000	119,247
		7,500,609
Drug Retail–0.23%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028(b)	188,000	188,327
4.88%, 04/21/2033(b)	2,245,000	2,212,925
CVS Pass-Through Trust,
6.04%, 12/10/2028	142,710	143,670
5.77%, 01/10/2033(b)	860,582	849,042
Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030(c)	5,392,000	5,478,185
		8,872,149
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Electric Utilities–8.28%
AEP Texas, Inc.,
5.70%, 05/15/2034	$423,000	$427,333
5.25%, 05/15/2052	474,000	411,658
5.85%, 10/15/2055	33,000	30,907
AEP Transmission Co. LLC, 5.38%, 06/15/2035(c)	332,000	330,774
Alabama Power Co.,
Series C, 4.30%, 03/15/2031	117,000	113,724
5.85%, 11/15/2033	478,000	494,496
5.10%, 04/02/2035(c)	782,000	769,824
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	219,000	227,646
American Electric Power Co., Inc.,
5.20%, 01/15/2029	14,000	14,123
Series C, 5.80%, 03/15/2056(c)(e)	5,589,000	5,505,873
Series D, 6.05%, 03/15/2056(e)	1,782,000	1,734,323
Arizona Public Service Co., 5.90%, 08/15/2055	3,654,000	3,481,990
Baltimore Gas and Electric Co., 5.45%, 06/01/2035(c)	848,000	844,586
Berkshire Hathaway Energy Co., 3.80%, 07/15/2048	149,000	107,044
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	525,000	517,409
Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028(b)	80,000	80,146
6.19%, 06/01/2035(b)(c)	1,679,000	1,701,918
CenterPoint Energy Houston Electric LLC,
4.80%, 03/15/2030	17,000	16,955
5.05%, 03/01/2035	552,000	538,602
Series AJ, 4.85%, 10/01/2052	1,202,000	1,021,995
Chpe LLC,
4.88%, 06/30/2031(b)	2,425,000	2,390,923
5.10%, 06/30/2033(b)	660,000	647,501
5.35%, 06/30/2036(b)	3,752,000	3,649,652
5.88%, 06/29/2046(b)	2,750,000	2,659,710
Commonwealth Edison Co., 5.95%, 06/01/2055	846,000	826,063
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	14,000	14,198
6.15%, 11/15/2052(c)	304,000	303,999
5.90%, 11/15/2053	1,038,000	997,689
5.75%, 11/15/2055	2,260,000	2,127,590
Series C, 3.00%, 12/01/2060	137,000	76,824
Constellation Energy Generation LLC,
4.80%, 01/15/2032	3,949,000	3,868,581
6.13%, 01/15/2034	355,000	369,354
5.30%, 06/01/2036	4,811,000	4,665,471
6.50%, 10/01/2053	729,000	751,409
5.75%, 03/15/2054(c)	1,033,000	974,407
5.88%, 01/15/2066(c)	2,266,000	2,115,892
Principal Amount		Value
Electric Utilities–(continued)
Cumberland Combined Cycle Generation LLC, 5.82%, 05/15/2056	$45,000	$44,367
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	91,000	93,123
Duke Energy Carolinas LLC,
4.85%, 03/15/2030	14,000	14,019
5.25%, 03/15/2035	57,000	56,429
5.15%, 06/15/2036	2,800,000	2,731,131
5.35%, 01/15/2053	900,000	812,813
5.75%, 06/15/2056	9,379,000	8,921,575
Duke Energy Corp.,
4.85%, 01/05/2029	16,000	16,012
5.00%, 08/15/2052	871,000	722,657
Duke Energy Florida LLC,
4.20%, 12/01/2030	82,000	79,837
6.20%, 11/15/2053	138,000	140,795
Duke Energy Indiana LLC,
5.40%, 04/01/2053	1,708,000	1,539,308
5.90%, 05/15/2055	1,216,000	1,182,292
Edison International, 5.00%, 05/05/2028	795,000	793,335
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)	1,457,000	1,479,178
5.25%, 04/22/2036(b)	8,579,000	8,231,941
6.38%, 01/13/2055(b)	10,824,000	10,603,257
6.13%, 04/22/2056(b)(c)	15,159,000	14,267,711
6.00%, 04/22/2064(b)	4,711,000	4,340,920
6.25%, 04/22/2066(b)	16,257,000	15,296,399
9.13%(b)(e)(h)	1,818,000	2,084,062
Emera US Finance LLC,
4.50%, 04/01/2029	108,000	106,718
5.20%, 04/01/2033	821,000	805,027
Series A, 6.65%, 10/01/2056(e)	2,057,000	2,065,393
Series B, 6.85%, 10/01/2056(e)	1,618,000	1,624,106
ENEL Finance International N.V. (Italy),
4.63%, 07/13/2029(b)	7,567,000	7,496,147
4.88%, 07/13/2031(b)	7,931,000	7,795,739
5.38%, 07/13/2036(b)	4,930,000	4,777,693
Entergy Corp.,
7.13%, 12/01/2054(e)	291,000	299,353
5.88%, 06/15/2056(e)	80,000	78,825
Entergy Louisiana LLC, 5.15%, 09/15/2034	725,000	714,424
Entergy Texas, Inc.,
5.25%, 04/15/2035	1,018,000	1,002,129
5.55%, 09/15/2054	45,000	41,443
Evergy Metro, Inc.,
4.95%, 04/15/2033	391,000	383,339
5.13%, 08/15/2035	1,386,000	1,345,632
Evergy Missouri West, Inc., 5.25%, 12/15/2035(b)	1,217,000	1,182,076
Evergy, Inc., 4.25%, 03/15/2029	10,000	9,860
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Exelon Corp.,
5.15%, 03/15/2029	$15,000	$15,118
5.13%, 03/15/2031	391,000	392,164
5.45%, 03/15/2034	539,000	538,234
5.60%, 03/15/2053(c)	1,332,000	1,211,570
5.88%, 03/15/2055	2,322,000	2,198,540
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	1,000	1,007
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	23,000	22,694
5.00%, 01/15/2035	574,000	554,950
Florida Power & Light Co.,
4.70%, 02/15/2036	1,052,000	995,082
5.13%, 06/01/2036	2,074,000	2,028,422
5.75%, 06/01/2056(c)	1,835,000	1,761,923
5.80%, 03/15/2065	1,152,000	1,086,566
5.60%, 02/15/2066	3,068,000	2,801,804
5.90%, 06/01/2066	2,298,000	2,197,363
Georgia Power Co., 4.95%, 05/17/2033(c)	365,000	360,432
Indiana Michigan Power Co.,
5.63%, 04/01/2053	149,000	139,887
5.60%, 03/15/2056	1,688,000	1,571,633
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l., 8.75%, 05/01/2029(b)	333,000	304,169
ITC Holdings Corp.,
4.88%, 04/15/2031(b)	1,731,000	1,708,096
5.50%, 04/15/2036(b)	1,104,000	1,087,727
Louisville Gas and Electric Co., 5.85%, 08/15/2055	5,570,000	5,351,525
MidAmerican Energy Co.,
5.35%, 01/15/2034	381,000	384,623
5.85%, 09/15/2054	1,379,000	1,332,773
5.30%, 02/01/2055	812,000	727,565
Narragansett Electric Co. (The), 6.00%, 05/15/2056(b)	26,000	25,385
National Rural Utilities Cooperative Finance Corp.,
Series D, 4.09% (SOFR + 0.43%), 08/09/2027(f)	87,000	87,062
4.15%, 08/25/2028	85,000	84,211
4.05%, 02/09/2029	53,000	52,108
4.85%, 02/07/2029	29,000	29,084
4.40%, 05/11/2029	62,000	61,358
5.00%, 02/07/2031	94,000	94,100
5.80%, 01/15/2033	371,000	383,325
5.00%, 08/15/2034	1,536,000	1,505,423
7.13%, 09/15/2053(e)	3,922,000	4,046,923
5.75%, 04/20/2056	7,795,000	7,674,938
5.95%, 04/20/2056	9,114,000	8,860,071
NextEra Energy Capital Holdings, Inc.,
5.00%, 07/15/2032	253,000	250,249
5.45%, 03/15/2035(c)	1,872,000	1,855,327
5.55%, 03/15/2054	2,380,000	2,132,084
5.90%, 03/15/2055	2,867,000	2,695,048
Principal Amount		Value
Electric Utilities–(continued)
Niagara Mohawk Power Corp.,
4.65%, 10/03/2030(b)	$1,370,000	$1,345,818
5.29%, 01/17/2034(b)	738,000	725,831
5.66%, 01/17/2054(b)	601,000	546,437
6.00%, 07/03/2055(b)	5,151,000	4,916,135
Northern States Power Co., 5.65%, 05/15/2055	1,608,000	1,517,527
NRG Energy, Inc.,
5.75%, 07/15/2029(b)	1,825,000	1,822,865
4.73%, 10/15/2030(b)	2,882,000	2,813,205
4.96%, 04/30/2031(b)	1,520,000	1,479,105
5.75%, 01/15/2034(b)	1,478,000	1,439,486
5.88%, 05/15/2034(b)	1,457,000	1,421,205
5.41%, 10/15/2035(b)(c)	3,087,000	2,950,121
6.00%, 01/15/2036(b)	1,169,000	1,137,311
6.13%, 05/15/2036(b)	1,431,000	1,402,632
Oglethorpe Power Corp., 5.90%, 02/01/2055	1,058,000	1,000,847
Ohio Power Co., 5.65%, 06/01/2034	2,521,000	2,553,695
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	3,270,000	3,051,593
Oncor Electric Delivery Co. LLC,
5.65%, 11/15/2033	646,000	659,490
5.80%, 04/01/2055	3,751,000	3,589,150
Pacific Gas and Electric Co.,
6.10%, 01/15/2029	217,000	222,043
5.25%, 02/01/2032	5,378,000	5,346,768
5.20%, 05/01/2036	1,551,000	1,463,939
5.60%, 08/15/2036	4,414,000	4,293,113
5.85%, 11/01/2036	3,777,000	3,737,749
6.15%, 03/01/2055	31,000	28,843
6.00%, 05/01/2056	2,422,000	2,210,763
6.30%, 08/15/2056(c)	4,367,000	4,153,357
PacifiCorp,
5.10%, 02/15/2029	31,000	31,168
5.30%, 02/15/2031	483,000	484,647
5.45%, 02/15/2034	919,000	910,990
5.80%, 01/15/2055	1,325,000	1,204,172
7.13%, 08/15/2056(e)	1,600,000	1,582,710
PG&E Corp., 7.38%, 03/15/2055(e)	5,575,000	5,606,673
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	1,000	1,003
5.15%, 05/15/2030	44,000	44,217
PPL Capital Funding, Inc.,
Conv., 3.00%, 12/01/2030(b)	3,762,000	3,724,192
5.25%, 09/01/2034	388,000	381,872
Series A, 6.66% (3 mo. Term SOFR + 2.93%), 03/30/2067(f)	4,418,000	4,361,890
PPL Electric Utilities Corp., 5.55%, 08/15/2055	700,000	652,325
PSEG Power LLC, 5.20%, 05/15/2030(b)	18,000	18,028
Public Service Co. of Colorado, 5.25%, 04/01/2053	1,311,000	1,155,377
San Diego Gas & Electric Co., 5.35%, 04/01/2053	1,448,000	1,278,641
Sierra Pacific Power Co., 5.90%, 03/15/2054	1,700,000	1,634,788
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Southern Co. (The),
Conv., 3.50%, 09/15/2029(b)	$7,076,000	$6,977,290
5.70%, 10/15/2032	376,000	384,176
5.70%, 03/15/2034	1,363,000	1,382,683
4.85%, 03/15/2035	829,000	790,290
6.00%, 04/01/2058(e)	7,736,000	7,626,785
Southwestern Electric Power Co.,
5.30%, 04/01/2033	504,000	501,358
5.20%, 04/01/2036(c)	1,163,000	1,123,775
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	70,000	69,770
Union Electric Co.,
5.20%, 04/01/2034	1,176,000	1,169,145
5.25%, 04/15/2035	1,048,000	1,036,082
5.13%, 03/15/2055	800,000	698,395
Virginia Electric and Power Co.,
5.00%, 04/01/2033	445,000	438,411
5.65%, 08/15/2036	504,000	505,067
2.95%, 11/15/2051	250,000	148,509
5.70%, 08/15/2053	199,000	185,871
6.30%, 08/15/2056	1,323,000	1,337,500
Series C, 4.90%, 09/15/2035	2,529,000	2,414,484
Series D, 5.60%, 09/15/2055	3,350,000	3,095,787
Vistra Operations Co. LLC,
4.38%, 05/01/2029(b)	76,000	74,364
4.60%, 10/15/2030(b)(c)	1,245,000	1,211,889
4.70%, 01/31/2031(b)	1,768,000	1,716,551
7.75%, 10/15/2031(b)	372,000	387,599
6.88%, 04/15/2032(b)	217,000	224,059
6.95%, 10/15/2033(b)	916,000	974,738
6.00%, 04/15/2034(b)	578,000	580,718
5.70%, 12/30/2034(b)	42,000	41,448
Wisconsin Electric Power Co., 4.15%, 10/15/2030	95,000	92,303
Wisconsin Public Service Corp., 4.25%, 01/15/2031	126,000	122,312
Xcel Energy, Inc., 4.75%, 03/21/2028	9,000	9,001
		320,822,298
Electrical Components & Equipment–0.73%
EnerSys, 4.38%, 12/15/2027(b)	4,360,000	4,332,786
Hubbell, Inc.,
4.65%, 06/15/2031(c)	1,617,000	1,590,674
4.90%, 06/15/2033	3,874,000	3,773,656
5.15%, 06/15/2036(c)	1,575,000	1,523,813
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	22,000	22,012
5.25%, 04/30/2032(b)	1,275,000	1,282,422
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030(b)	918,000	903,633
Regal Rexnord Corp.,
6.05%, 04/15/2028	60,000	61,042
6.40%, 04/15/2033(c)	1,894,000	1,967,944
Vertiv Group Corp., 4.13%, 11/15/2028(b)	139,000	137,812
Principal Amount		Value
Electrical Components & Equipment–(continued)
Vertiv Holdings Co.,
4.85%, 03/15/2036	$1,223,000	$1,157,884
5.65%, 03/15/2046	1,626,000	1,524,713
5.80%, 03/15/2056(c)	2,573,000	2,409,091
5.95%, 03/15/2066	8,220,000	7,632,289
		28,319,771
Electronic Components–0.17%
Amphenol Corp.,
4.13%, 11/15/2030	221,000	214,146
4.40%, 02/15/2033(c)	2,381,000	2,278,141
5.00%, 01/15/2035(c)	780,000	762,074
5.38%, 11/15/2054(c)	1,388,000	1,288,290
Corning, Inc., 5.45%, 11/15/2079	1,632,000	1,411,314
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	641,000	598,108
		6,552,073
Electronic Equipment & Instruments–0.01%
Keysight Technologies, Inc., 5.35%, 07/30/2030	194,000	195,924
Electronic Manufacturing Services–0.05%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	865,000	883,237
Jabil, Inc., 4.75%, 02/01/2033	1,216,000	1,164,096
		2,047,333
Environmental & Facilities Services–0.40%
GFL Environmental Holdings (US), Inc.,
5.63%, 07/01/2031(b)(c)	4,882,000	4,769,886
5.50%, 02/01/2034(b)	76,000	71,310
Republic Services, Inc.,
5.00%, 12/15/2033	698,000	692,591
5.00%, 04/01/2034(c)	554,000	546,893
Rollins, Inc., 5.25%, 02/24/2035	1,013,000	987,721
Veralto Corp.,
5.35%, 09/18/2028	22,000	22,239
4.85%, 01/15/2032	3,615,000	3,556,453
Waste Connections, Inc., 4.80%, 07/15/2036	4,377,000	4,165,040
Waste Management, Inc., 5.35%, 10/15/2054(c)	123,000	113,615
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)(c)	387,000	390,891
		15,316,639
Fertilizers & Agricultural Chemicals–0.36%
FMC Corp.,
8.00%, 06/01/2031(b)	985,000	1,022,297
5.65%, 05/18/2033(c)	134,000	123,029
6.38%, 05/18/2053	79,000	62,571
ICL Group Ltd. (Israel), 6.04%, 06/16/2036(b)	5,738,000	5,668,778
Mosaic Co. (The),
4.35%, 01/15/2029	223,000	219,392
4.60%, 11/15/2030	1,526,000	1,487,669
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Fertilizers & Agricultural Chemicals–(continued)
Nutrien Ltd. (Canada),
4.85%, 05/29/2031(c)	$2,984,000	$2,953,400
5.35%, 05/29/2036(c)	2,439,000	2,385,121
		13,922,257
Financial Exchanges & Data–0.12%
Intercontinental Exchange, Inc.,
3.95%, 12/01/2028	11,000	10,828
4.60%, 03/15/2033	366,000	354,136
4.95%, 06/15/2052(c)	836,000	721,225
5.20%, 06/15/2062	1,051,000	905,780
Moody’s Corp., 3.10%, 11/29/2061	269,000	153,155
MSCI, Inc., 5.25%, 09/01/2035	1,273,000	1,220,706
Nasdaq, Inc.,
5.35%, 06/28/2028	11,000	11,124
5.55%, 02/15/2034	422,000	426,456
5.95%, 08/15/2053	276,000	269,338
6.10%, 06/28/2063	645,000	630,420
		4,703,168
Food Distributors–0.12%
Bunge Ltd. Finance Corp.,
4.55%, 08/04/2030	480,000	471,561
5.15%, 08/04/2035	3,309,000	3,213,561
Core & Main L.P., 6.00%, 07/01/2034(b)	611,000	609,760
Sysco Corp., 5.10%, 09/23/2030	426,000	425,322
		4,720,204
Food Retail–0.09%
Alimentation Couche-Tard, Inc. (Canada), 5.08%, 09/29/2035(b)	2,135,000	2,063,046
Kroger Co. (The), 5.65%, 09/15/2064	1,383,000	1,238,260
		3,301,306
Forest Products–0.12%
Georgia-Pacific LLC,
4.40%, 06/30/2028(b)	17,000	16,904
4.60%, 05/15/2031(b)	2,680,000	2,628,518
4.95%, 06/30/2032(b)	587,000	580,913
4.90%, 05/15/2033(b)(c)	1,373,000	1,344,121
		4,570,456
Gas Utilities–1.05%
Atmos Energy Corp.,
5.90%, 11/15/2033	428,000	445,221
5.20%, 08/15/2035(c)	3,272,000	3,242,360
6.20%, 11/15/2053	575,000	589,350
5.45%, 01/15/2056	44,000	40,576
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	616,000	618,637
Snam S.p.A. (Italy),
5.00%, 05/28/2030(b)	836,000	832,634
5.75%, 05/28/2035(b)	2,051,000	2,060,769
6.50%, 05/28/2055(b)	2,670,000	2,703,734
South Jersey Industries, Inc., 7.38%, 06/09/2056	24,003,000	23,815,114
Principal Amount		Value
Gas Utilities–(continued)
Southern California Gas Co., 5.90%, 06/01/2056	$4,660,000	$4,432,502
Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035(b)(c)	582,000	577,670
Southwest Gas Corp., 5.45%, 03/23/2028	16,000	16,136
Venture Global Calcasieu Pass LLC, 6.00%, 05/01/2036(b)	1,368,000	1,363,087
		40,737,790
Gold–0.02%
Coeur Mining, Inc., 6.88%, 04/01/2032(b)	578,000	591,815
Health Care Distributors–0.07%
Cardinal Health, Inc.,
4.50%, 09/15/2030	31,000	30,421
5.45%, 02/15/2034	452,000	452,610
5.15%, 09/15/2035	739,000	720,067
Cencora, Inc.,
3.95%, 02/13/2029	38,000	37,252
4.25%, 11/15/2030	302,000	292,991
McKesson Corp.,
4.65%, 05/30/2030	108,000	107,145
4.95%, 05/30/2032	1,231,000	1,222,869
		2,863,355
Health Care Equipment–0.42%
Abbott Laboratories,
3.70%, 03/09/2029	61,000	59,641
5.50%, 03/15/2056	7,046,000	6,606,061
5.60%, 03/15/2066	5,295,000	4,945,115
Augusta SpinCo Corp.,
4.66%, 03/23/2031	1,355,000	1,332,092
4.95%, 03/23/2033	1,004,000	982,554
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	309,000	306,104
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	2,010,000	1,995,448
Stryker Corp.,
4.25%, 09/11/2029	16,000	15,748
4.85%, 02/10/2030	34,000	33,959
		16,276,722
Health Care Facilities–0.15%
Adventist Health System, 5.76%, 12/01/2034	426,000	428,463
Ascension Health,
Series 2025, 4.29%, 11/15/2030	143,000	139,366
4.92%, 11/15/2035	1,099,000	1,060,992
Select Medical Corp., 6.25%, 12/01/2032(b)	26,000	25,233
Tenet Healthcare Corp.,
6.75%, 05/15/2031	587,000	599,778
5.50%, 11/15/2032(b)	613,000	605,248
Universal Health Services, Inc.,
4.63%, 10/15/2029	211,000	207,623
5.05%, 10/15/2034	1,450,000	1,370,102
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Health Care Facilities–(continued)
UPMC,
5.04%, 05/15/2033	$939,000	$927,178
5.38%, 05/15/2043	383,000	366,453
		5,730,436
Health Care REITs–0.10%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	12,000	11,489
5.15%, 04/15/2053	39,000	32,916
5.63%, 05/15/2054(c)	309,000	279,572
Diversified Healthcare Trust, 4.38%, 03/01/2031	670,000	612,562
Healthpeak OP LLC, 5.38%, 02/15/2035	554,000	545,699
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	109,000	110,591
National Health Investors, Inc., 5.35%, 02/01/2033	472,000	460,261
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	1,098,000	1,091,327
Ventas Realty L.P., 5.00%, 02/15/2036(c)	854,000	818,028
		3,962,445
Health Care Services–0.88%
CHS/Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	475,000	443,788
4.75%, 02/15/2031(b)	170,000	154,980
Cigna Group (The),
4.50%, 09/15/2030	62,000	60,925
3.40%, 03/15/2051	115,000	75,568
CommonSpirit Health,
5.32%, 12/01/2034	1,494,000	1,469,470
5.55%, 12/01/2054	596,000	545,799
CVS Health Corp.,
5.00%, 01/30/2029	29,000	29,134
5.25%, 01/30/2031	242,000	243,398
5.45%, 09/15/2035	2,321,000	2,290,924
6.75%, 12/10/2054(c)(e)	1,470,000	1,508,707
7.00%, 03/10/2055(e)	6,927,000	7,154,783
6.20%, 09/15/2055(c)	3,549,000	3,457,693
6.00%, 06/01/2063	15,000	13,938
6.25%, 09/15/2065	3,245,000	3,130,785
DaVita, Inc.,
6.88%, 09/01/2032(b)	273,000	279,771
6.75%, 07/15/2033(b)	290,000	296,935
HCA, Inc.,
5.00%, 03/01/2028	9,000	9,034
4.30%, 11/15/2030	354,000	343,454
5.45%, 09/15/2034	327,000	324,891
5.75%, 03/01/2035	1,242,000	1,252,099
5.25%, 06/15/2049	207,000	177,966
5.90%, 06/01/2053	1,422,000	1,320,777
6.20%, 03/01/2055(c)	1,127,000	1,090,725
Icon Investments Six DAC,
5.85%, 05/08/2029	916,000	932,313
6.00%, 05/08/2034	1,989,000	2,009,664
ICON Investments Six DAC,
5.06%, 08/13/2029(b)	1,925,000	1,921,552
6.00%, 08/13/2036(b)	2,018,000	2,012,790
Principal Amount		Value
Health Care Services–(continued)
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	$550,000	$321,648
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051(c)	1,110,000	626,786
Quest Diagnostics, Inc., 6.40%, 11/30/2033	524,000	557,137
		34,057,434
Health Care Supplies–0.31%
180 Medical, Inc. (United Kingdom), 5.30%, 10/08/2035(b)	2,082,000	2,004,118
Medline Borrower L.P., 3.88%, 04/01/2029(b)	987,000	956,348
Medline Borrower L.P./Medline Co-Issuer, Inc., 5.00%, 06/15/2031(b)	5,238,000	5,162,621
Solventum Corp.,
5.40%, 03/01/2029	19,000	19,211
5.60%, 03/23/2034(c)	2,018,000	2,027,216
5.90%, 04/30/2054(c)	1,816,000	1,711,276
		11,880,790
Heavy Electrical Equipment–0.23%
GE Vernova, Inc.,
4.25%, 02/04/2031	99,000	96,452
4.88%, 02/04/2036(c)	2,845,000	2,732,578
5.50%, 02/04/2056	6,690,000	6,207,226
		9,036,256
Highways & Railtracks–0.14%
Burlington Northern Santa Fe LLC,
5.20%, 04/15/2054(c)	1,442,000	1,285,785
5.55%, 03/15/2056(c)	1,027,000	963,636
5.80%, 03/15/2056	3,317,000	3,222,329
		5,471,750
Home Furnishings–0.03%
Wayfair LLC, 7.75%, 09/15/2030(b)	1,136,000	1,197,060
Home Improvement Retail–0.04%
Home Depot, Inc. (The),
4.65%, 09/15/2035(c)	931,000	889,690
4.95%, 09/15/2052(c)	458,000	394,732
Lowe’s Cos., Inc.,
5.63%, 04/15/2053	174,000	159,798
4.45%, 04/01/2062	29,000	21,305
5.80%, 09/15/2062	148,000	136,154
5.85%, 04/01/2063	71,000	66,462
		1,668,141
Homebuilding–0.07%
D.R. Horton, Inc., 5.00%, 10/15/2034	648,000	627,967
Toll Brothers Finance Corp., 5.60%, 06/15/2035	1,952,000	1,937,746
		2,565,713
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Hotel & Resort REITs–0.09%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.25%, 08/15/2032	$1,499,000	$1,491,058
4.75%, 03/15/2033	1,117,000	1,071,184
5.75%, 07/15/2034	339,000	342,377
4.95%, 01/15/2035	696,000	665,830
		3,570,449
Hotels, Resorts & Cruise Lines–0.66%
A&K Travel Group Holdings Ltd. (United Kingdom), 7.50%, 05/15/2033(b)	813,000	827,492
Airbnb, Inc.,
4.40%, 03/16/2029	8,000	7,934
4.65%, 03/16/2031	172,000	169,642
5.25%, 03/16/2036	736,000	720,464
Carnival Corp. Ltd.,
5.75%, 03/15/2030(b)	61,000	61,396
5.88%, 06/15/2031(b)	182,000	182,733
5.75%, 08/01/2032(b)	139,000	137,732
6.13%, 02/15/2033(b)(c)	594,000	595,787
Choice Hotels International, Inc., 5.85%, 08/01/2034	9,000	8,967
Expedia Group, Inc.,
5.40%, 02/15/2035(c)	1,872,000	1,827,556
5.50%, 04/15/2036	4,376,000	4,254,977
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	4,823,000	4,862,766
3.75%, 05/01/2029(b)	8,583,000	8,273,438
6.13%, 04/01/2032(b)	34,000	34,452
Marriott International, Inc., 5.30%, 05/15/2034	509,000	503,330
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)(c)	1,202,000	1,196,460
Royal Caribbean Cruises Ltd.,
5.50%, 04/01/2028(b)	46,000	46,358
6.25%, 03/15/2032(b)	65,000	65,933
6.00%, 02/01/2033(b)	1,169,000	1,176,376
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	769,000	768,940
		25,722,733
Household Appliances–0.02%
Whirlpool Corp., 7.50%, 07/01/2031(b)	606,000	608,284
Housewares & Specialties–0.02%
Newell Brands, Inc.,
6.38%, 05/15/2030	19,000	19,300
6.63%, 05/15/2032(c)	604,000	618,268
		637,568
Independent Power Producers & Energy Traders–0.35%
AES Corp. (The),
5.20%, 07/15/2029	1,009,000	1,009,556
5.75%, 07/15/2033	1,070,000	1,058,339
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	1,359,759	1,359,379
Vistra Corp., 7.00%(b)(e)(h)	1,724,000	1,733,430
Principal Amount		Value
Independent Power Producers & Energy Traders–(continued)
VoltaGrid LLC, 7.38%, 11/01/2030(b)	$8,486,000	$8,543,256
		13,703,960
Industrial Conglomerates–0.28%
Eaton Corp.,
4.20%, 03/06/2031	147,000	142,355
4.50%, 03/06/2033	1,038,000	1,000,200
4.80%, 03/06/2036	2,050,000	1,960,726
5.45%, 03/06/2056(c)	4,137,000	3,872,001
Siemens Funding B.V. (Germany),
4.60%, 05/28/2030(b)	119,000	118,145
4.90%, 05/28/2032(b)	989,000	987,579
5.20%, 05/28/2035(b)	2,121,000	2,111,307
5.90%, 05/28/2065(b)	857,000	838,620
		11,030,933
Industrial Machinery & Supplies & Components–0.61%
Enpro, Inc., 6.13%, 06/01/2033(b)	1,139,000	1,146,756
ESAB Corp.,
6.25%, 04/15/2029(b)	4,800,000	4,861,349
5.63%, 04/01/2031(b)	5,650,000	5,613,110
Flowserve Corp., 5.70%, 05/15/2036(c)	470,000	463,728
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	18,000	18,094
5.40%, 08/14/2028	1,000	1,012
Nordson Corp.,
5.60%, 09/15/2028	15,000	15,223
5.80%, 09/15/2033	480,000	490,463
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	801,000	811,166
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	4,800,000	4,689,123
Stanley Black & Decker, Inc., 2.75%, 11/15/2050(c)	2,806,000	1,604,785
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	1,371,000	1,371,660
Xylem, Inc.,
5.20%, 06/01/2033	1,668,000	1,663,429
5.45%, 06/01/2036(c)	978,000	976,070
		23,725,968
Industrial REITs–0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	20,000	20,634
Insurance Brokers–0.28%
Alliant Holdings Intermediate LLC, 6.50%, 10/01/2031(b)	299,000	300,780
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	277,000	276,543
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	11,000	10,981
5.00%, 02/15/2032	244,000	241,193
5.15%, 02/15/2035	543,000	527,019
6.75%, 02/15/2054	35,000	36,898
5.55%, 02/15/2055(c)	1,257,000	1,136,038
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Insurance Brokers–(continued)
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	$795,000	$802,354
4.95%, 03/15/2036(c)	3,473,000	3,322,835
2.90%, 12/15/2051	42,000	25,018
6.25%, 11/01/2052	378,000	384,913
5.45%, 03/15/2053	400,000	363,900
5.70%, 09/15/2053(c)	1,115,000	1,050,134
Willis North America, Inc.,
4.55%, 03/15/2031	1,176,000	1,141,772
5.15%, 03/15/2036(c)	1,431,000	1,368,573
		10,988,951
Integrated Oil & Gas–1.17%
Ecopetrol S.A. (Colombia), 8.88%, 01/13/2033	3,679,000	3,985,669
Eni S.p.A. (Italy),
5.50%, 05/15/2034(b)	1,983,000	1,987,397
5.25%, 05/18/2036(b)	2,368,000	2,287,467
Occidental Petroleum Corp.,
6.45%, 09/15/2036	1,753,000	1,850,267
6.20%, 03/15/2040	1,923,000	1,954,199
4.63%, 06/15/2045	2,763,000	2,262,298
6.60%, 03/15/2046	5,836,000	6,051,535
4.40%, 04/15/2046	1,487,000	1,198,310
4.10%, 02/15/2047	2,247,000	1,658,353
Par Petroleum LLC, 7.38%, 06/01/2034(b)	874,000	907,300
Petroleos Mexicanos (Mexico),
5.95%, 01/28/2031(c)	330,000	326,371
6.63%, 06/15/2035	290,000	277,234
SA Global Sukuk Ltd. (Saudi Arabia), 4.13%, 09/17/2030(b)	10,480,000	10,091,285
Saudi Arabian Oil Co. (Saudi Arabia),
4.00%, 02/02/2029(b)	4,805,000	4,709,423
4.75%, 06/02/2030(b)	5,785,000	5,730,015
Shell Finance US, Inc., 3.75%, 09/12/2046	260,000	193,851
		45,470,974
Integrated Telecommunication Services–2.80%
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)(c)	4,775,000	5,039,233
AT&T, Inc.,
4.70%, 08/15/2030	109,000	107,838
5.40%, 02/15/2034	736,000	731,197
5.38%, 08/15/2035	2,270,000	2,219,603
5.55%, 11/01/2045	245,000	218,805
4.50%, 03/09/2048	218,000	166,376
3.50%, 09/15/2053	279,000	170,438
5.70%, 11/01/2054	62,000	54,269
3.55%, 09/15/2055	6,915,000	4,196,373
6.05%, 08/15/2056	6,888,000	6,333,915
6.20%, 10/30/2056	4,413,000	4,145,955
6.30%, 10/30/2066	3,276,000	3,058,141
Bell Canada (Canada),
6.88%, 09/15/2055(e)	24,000	24,320
7.00%, 09/15/2055(e)	1,438,000	1,453,582
Cipher Compute LLC, 7.13%, 11/15/2030(b)	2,725,000	2,762,179
Principal Amount		Value
Integrated Telecommunication Services–(continued)
FiberCop S.p.A. (Italy), 6.00%, 09/30/2034(b)	$850,000	$816,307
HUT 8 DC LLC, 6.19%, 11/15/2042(b)	3,093,000	3,005,325
Level 3 Financing, Inc.,
7.00%, 03/31/2034(b)	290,667	297,517
8.50%, 01/15/2036(b)	822,000	860,236
NTT Finance Corp. (Japan),
4.88%, 07/16/2030(b)	1,104,000	1,090,294
5.50%, 07/16/2035(b)(c)	2,044,000	2,008,219
Orange S.A. (France), 5.75%, 01/13/2056(b)	200,000	191,662
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036(b)	10,747,000	9,730,570
QTS Thunder Managing Issuer LLC, 5.66% (SOFR + 2.00%), 12/10/2030	21,145,000	21,069,011
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	480,000	516,857
TELUS Corp. (Canada),
6.38%, 06/09/2056(e)	1,721,000	1,687,830
6.63%, 06/09/2056(e)	3,269,000	3,151,711
Uniti Services LLC, 7.50%, 10/15/2033(b)	572,000	590,927
Verizon Communications, Inc.,
4.50%, 08/10/2033	3,906,000	3,707,553
5.25%, 04/02/2035(c)	2,342,000	2,284,825
5.00%, 01/15/2036	1,971,000	1,870,584
3.40%, 03/22/2041	230,000	171,513
5.75%, 11/30/2045	4,253,000	3,973,123
5.50%, 02/23/2054	279,000	249,494
6.20%, 05/14/2056(e)	3,095,000	2,995,996
6.75%, 02/15/2057(e)	4,894,000	4,882,353
6.05%, 05/14/2058(e)	4,379,000	4,277,021
6.60%, 02/15/2059(c)(e)	4,894,000	4,898,847
3.00%, 11/20/2060	232,000	126,784
3.70%, 03/22/2061	566,000	362,598
6.00%, 11/30/2065	1,674,000	1,540,593
WULF Compute LLC, 7.75%, 10/15/2030(b)(c)	1,428,000	1,484,543
		108,524,517
Interactive Media & Services–1.76%
Alphabet, Inc.,
4.10%, 02/15/2031	75,000	72,513
4.88%, 08/15/2031	1,796,000	1,784,868
4.38%, 11/15/2032	208,000	200,101
4.70%, 11/15/2035	955,000	905,134
4.80%, 02/15/2036(c)	2,668,000	2,541,772
5.45%, 08/15/2036	2,459,000	2,440,546
5.35%, 11/15/2045	2,350,000	2,150,165
5.50%, 02/15/2046	219,000	203,579
5.45%, 11/15/2055	1,472,000	1,305,185
5.65%, 02/15/2056(c)	3,927,000	3,595,254
6.38%, 08/15/2056	963,000	969,635
5.30%, 05/15/2065	1,197,000	1,009,447
5.75%, 02/15/2066	198,000	177,895
Flutter Treasury DAC (United Kingdom), 5.88%, 06/04/2031(b)(c)	2,477,000	2,435,850
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Interactive Media & Services–(continued)
Match Group Holdings II LLC,
4.13%, 08/01/2030(b)	$650,000	$612,327
3.63%, 10/01/2031(b)	55,000	49,646
6.13%, 09/15/2033(b)(c)	1,282,000	1,263,385
Meta Platforms, Inc.,
4.55%, 08/15/2031	317,000	309,526
4.88%, 05/15/2033(c)	5,958,000	5,757,072
4.75%, 08/15/2034(c)	1,266,000	1,205,141
5.25%, 05/15/2036(c)	4,392,000	4,229,342
6.20%, 05/15/2046	5,063,000	4,756,911
4.45%, 08/15/2052	478,000	343,262
5.40%, 08/15/2054	3,258,000	2,642,892
5.63%, 11/15/2055	5,770,000	4,812,796
6.30%, 05/15/2056	4,881,000	4,496,691
4.65%, 08/15/2062	1,207,000	842,126
5.75%, 05/15/2063	1,367,000	1,127,967
5.55%, 08/15/2064	3,524,000	2,814,943
5.75%, 11/15/2065	4,372,000	3,592,271
6.45%, 05/15/2066	10,579,000	9,682,937
		68,331,179
Internet Services & Infrastructure–0.45%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	16,875,000	16,175,983
Cloudflare, Inc., Conv., 0.00%, 08/15/2031(b)(d)	58,000	57,246
CoreWeave, Inc.,
9.25%, 06/01/2030(b)(c)	635,000	590,242
9.00%, 02/01/2031(b)	233,000	209,290
9.75%, 10/01/2031(b)(c)	371,000	332,030
WhiteFiber, Inc., Conv., 5.00%, 09/01/2032(b)	35,000	34,496
		17,399,287
Investment Banking & Brokerage–3.92%
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	68,000	64,749
Charles Schwab Corp. (The),
4.34%, 11/14/2031(e)	325,000	316,239
4.91%, 11/14/2036(e)	117,000	111,357
5.49%, 05/21/2037(e)	3,616,000	3,566,133
Series K, 5.00%(e)(h)	112,000	112,187
Series L, 6.10%(e)(h)	4,412,000	4,354,353
Goldman Sachs Group, Inc. (The),
5.85% (3 mo. Term SOFR + 2.01%), 10/28/2027(f)	6,000	6,013
4.95% (SOFR + 1.29%), 04/23/2028(f)	42,000	42,208
4.15%, 01/21/2029(e)	132,000	130,859
5.73%, 04/25/2030(e)	150,000	152,494
5.05%, 07/23/2030(e)	87,000	86,968
4.69%, 10/23/2030(e)	247,000	244,106
5.21%, 01/28/2031(e)	420,000	420,416
5.22%, 04/23/2031(e)	1,276,000	1,277,041
4.37%, 10/21/2031(e)	3,208,000	3,102,368
4.97%, 06/03/2032(e)	3,377,000	3,325,331
5.24%, 07/21/2032(c)(e)	2,510,000	2,496,263
5.09%, 04/20/2034(e)	3,238,000	3,159,686
5.85%, 04/25/2035(e)	790,000	801,480
5.33%, 07/23/2035(e)	839,000	824,222
Principal Amount		Value
Investment Banking & Brokerage–(continued)
5.43%, 06/03/2037(e)	$5,519,000	$5,377,123
5.66%, 07/21/2037(c)(e)	3,554,000	3,522,172
6.75%, 10/01/2037	645,000	680,992
4.02%, 10/31/2038(e)	188,000	159,504
5.39%, 02/02/2041(e)	16,019,000	15,190,828
3.21%, 04/22/2042(e)	146,000	105,556
4.80%, 07/08/2044	620,000	529,980
5.54%, 01/21/2047(e)	11,566,000	10,658,621
5.73%, 01/28/2056(e)	3,921,000	3,634,882
6.22%, 07/21/2057(e)	3,730,000	3,692,639
Series AA, 6.50%(e)(h)	4,036,000	4,018,785
Series V, 4.13%(c)(e)(h)	1,177,000	1,173,424
Series W, 7.50%(e)(h)	5,773,000	6,012,170
Series X, 7.50%(e)(h)	5,400,000	5,597,737
Morgan Stanley,
5.12%, 02/01/2029(e)	33,000	33,187
4.99%, 04/12/2029(e)	38,000	38,130
5.16%, 04/20/2029(e)	90,000	90,596
4.87%, 07/12/2029(e)	2,504,000	2,504,630
5.45%, 07/20/2029(e)	11,000	11,116
6.41%, 11/01/2029(e)	113,000	116,448
4.24%, 01/09/2030(e)	531,000	522,300
5.17%, 01/16/2030(e)	72,000	72,352
5.04%, 07/19/2030(e)	62,000	62,094
4.65%, 10/18/2030(e)	144,000	142,443
5.19%, 04/17/2031(e)	712,000	713,043
4.49%, 01/16/2032(e)	9,125,000	8,846,227
4.71%, 03/12/2032(e)	5,059,000	4,939,457
5.17%, 07/14/2032(e)	2,507,000	2,488,842
4.89%, 07/20/2033(e)	18,000	17,597
5.25%, 04/21/2034(e)	1,241,000	1,226,108
5.42%, 07/21/2034(e)	644,000	641,168
5.47%, 01/18/2035(e)	401,000	399,032
5.83%, 04/19/2035(e)	679,000	690,174
5.32%, 07/19/2035(e)	1,161,000	1,143,704
5.07%, 01/30/2037(e)	8,978,000	8,562,594
5.30%, 04/10/2037(e)	3,400,000	3,289,785
5.61%, 07/17/2037(e)	3,473,000	3,439,887
5.95%, 01/19/2038(e)	337,000	341,040
5.31%, 01/18/2041(c)(e)	7,056,000	6,693,145
5.90%, 03/13/2047(e)	7,233,000	7,046,922
Series I, 4.51% (SOFR + 0.85%), 07/12/2029(c)(f)	3,775,000	3,778,947
4.36%, 10/22/2031(e)	3,329,000	3,221,100
Nomura Holdings, Inc. (Japan),
4.90%, 07/01/2030(c)	1,991,000	1,966,320
5.49%, 06/29/2035(c)	2,287,000	2,278,258
Raymond James Financial, Inc.,
4.90%, 09/11/2035(c)	1,835,000	1,745,341
3.75%, 04/01/2051	87,000	60,945
5.65%, 09/11/2055	20,000	18,548
		152,090,366
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
IT Consulting & Other Services–0.23%
International Business Machines Corp.,
4.30%, 02/03/2031	$581,000	$563,033
4.95%, 02/03/2036(c)	4,302,000	4,071,051
5.70%, 02/10/2055(c)	1,996,000	1,772,397
5.80%, 02/03/2056	2,858,000	2,572,458
		8,978,939
Leisure Facilities–0.02%
Gaia Purchaser, Inc., 7.63%, 07/15/2033(b)	604,000	617,051
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/2032(b)(c)	298,000	302,246
		919,297
Leisure Products–0.03%
Brunswick Corp., 5.85%, 03/18/2029	64,000	65,099
Hasbro, Inc., 4.65%, 03/12/2031	1,012,000	990,924
Viking Cruises Ltd., 5.88%, 10/15/2033(b)	77,000	76,241
		1,132,264
Life & Health Insurance–2.35%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	2,056,000	1,930,179
American National Global Funding,
5.00%, 06/22/2029(b)	4,960,000	4,919,560
5.55%, 01/28/2030(b)	189,000	189,833
American National Group, Inc.,
5.00%, 06/15/2027	137,000	137,143
6.00%, 07/15/2035(c)	2,605,000	2,517,117
Athene Global Funding, 5.58%, 01/09/2029(b)	169,000	170,072
Athene Holding Ltd.,
6.15%, 08/15/2036(c)	3,746,000	3,708,304
6.25%, 04/01/2054	87,000	77,960
6.63%, 05/19/2055	25,000	23,527
Belrose Funding Trust II, 6.79%, 05/15/2055(b)	3,183,000	3,148,357
Constellation Global Funding,
4.85%, 10/22/2030(b)	2,254,000	2,187,808
5.70%, 08/05/2031(b)	5,450,000	5,400,700
Corebridge Global Funding,
5.90%, 09/19/2028(b)	19,000	19,347
5.20%, 01/12/2029(b)	49,000	49,192
5.20%, 06/24/2029(b)	202,000	203,155
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(c)(e)(h)	2,310,000	2,318,480
GA Global Funding Trust,
5.50%, 01/08/2029(b)(c)	298,000	299,827
4.50%, 09/18/2030(b)	3,229,000	3,096,241
Grand River Funding Trust I, 6.31%, 02/15/2036(b)(c)	3,064,000	3,025,082
Grand River Funding Trust II, 7.28%, 02/15/2056(b)(c)	4,389,000	4,333,060
High Street Funding Trust III, 5.81%, 02/15/2055(b)(c)	1,490,000	1,389,171
Principal Amount		Value
Life & Health Insurance–(continued)
Lincoln Financial Global Funding,
4.63%, 05/28/2028(b)	$15,000	$14,950
4.63%, 08/18/2030(b)	615,000	601,658
4.95%, 05/21/2031(b)	1,703,000	1,678,422
5.25%, 08/13/2031(b)	6,549,000	6,502,433
Lincoln National Corp., 6.80%, 07/15/2056(c)(e)	4,018,000	3,994,267
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(i)	11,777,000	10,528,638
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	472,000	464,577
MetLife, Inc.,
4.60%, 05/13/2046	199,000	166,146
5.00%, 07/15/2052	345,000	296,515
5.25%, 01/15/2054(c)	1,712,000	1,524,763
Series G, 6.35%, 03/15/2055(e)	50,000	50,904
New York Life Global Funding, 4.55%, 01/28/2033(b)	724,000	696,526
Nippon Life Insurance Co. (Japan),
5.95%, 04/16/2054(b)(e)	2,390,000	2,388,619
6.50%, 04/30/2055(b)(c)(e)	2,036,000	2,093,252
Northwestern Mutual Global Funding, 4.74%, 06/30/2031(b)	2,173,000	2,142,159
Northwestern Mutual Life Insurance Co. (The), 6.05%, 06/30/2056(b)	6,704,000	6,550,905
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	1,331,000	1,303,538
Principal Financial Group, Inc.,
5.30%, 01/15/2037	2,621,000	2,537,802
5.50%, 03/15/2053	26,000	23,866
Protective Life Corp.,
4.70%, 01/15/2031(b)	1,214,000	1,184,965
5.35%, 12/15/2035(b)	2,289,000	2,199,918
Prudential Financial, Inc., 5.20%, 03/14/2035(c)	2,468,000	2,421,845
Wynnton Funding Trust, 5.25%, 08/15/2035(b)(c)	2,734,000	2,634,480
		91,145,263
Life Sciences Tools & Services–0.07%
Thermo Fisher Scientific, Inc.,
4.22%, 02/12/2031	92,000	89,366
4.55%, 06/15/2033(c)	1,175,000	1,133,402
4.90%, 02/12/2036	1,711,000	1,647,522
		2,870,290
Managed Health Care–0.15%
Centene Corp., 2.50%, 03/01/2031	730,000	637,733
Kaiser Foundation Hospitals, Series 2021, 2.81%, 06/01/2041	25,000	17,835
Molina Healthcare, Inc., 6.25%, 01/15/2033(b)	178,000	177,166
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.,
4.25%, 01/15/2029	$5,000	$4,948
5.30%, 02/15/2030	36,000	36,481
5.35%, 02/15/2033	1,163,000	1,173,174
4.50%, 04/15/2033	178,000	170,900
4.25%, 06/15/2048	178,000	139,091
5.05%, 04/15/2053	578,000	495,314
5.63%, 07/15/2054	1,247,000	1,158,313
5.20%, 04/15/2063	904,000	766,794
5.75%, 07/15/2064	1,041,000	962,437
		5,740,186
Marine Transportation–0.11%
A.P. Moller - Maersk A/S, 5.88%, 09/14/2033(b)	646,000	662,316
Carrix, Inc., 6.13%, 08/01/2033(b)	3,602,000	3,607,923
NCL Corp. Ltd.,
5.88%, 01/15/2031(b)	38,000	36,465
6.75%, 02/01/2032(b)	45,000	43,809
6.25%, 09/15/2033(b)	36,000	33,696
		4,384,209
Metal, Glass & Plastic Containers–0.29%
Ball Corp., 2.88%, 08/15/2030(c)	4,584,000	4,179,592
Crown Americas LLC, 5.25%, 04/01/2030	603,000	601,684
OI European Group B.V., 4.75%, 02/15/2030(b)	333,000	301,898
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)(c)	323,000	299,991
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	1,761,000	1,770,483
5.44%, 04/03/2034	2,065,000	2,061,199
5.78%, 04/03/2054	2,132,000	2,035,685
		11,250,532
Mortgage REITs–0.01%
Rithm Capital Corp., 8.50%, 06/01/2031(b)	282,000	285,261
Movies & Entertainment–0.04%
Discovery Global Holdings, Inc.,
4.28%, 03/15/2032	185,000	169,378
5.05%, 03/15/2042	414,000	302,046
5.14%, 03/15/2052	190,000	128,250
Liberty Media Corp.-Liberty Formula One, Conv., 2.38%, 08/15/2032(b)	72,000	71,676
Netflix, Inc., 5.40%, 08/15/2054(c)	314,000	289,927
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	626,000	603,308
Walt Disney Co. (The),
3.50%, 05/13/2040	41,000	32,680
3.80%, 05/13/2060	111,000	77,038
		1,674,303
Principal Amount		Value
Multi-Family Residential REITs–0.11%
ERP Operating L.P.,
4.95%, 06/15/2032	$679,000	$672,168
5.00%, 02/15/2033	248,000	245,745
5.30%, 12/07/2033	861,000	864,915
Essex Portfolio L.P., 5.50%, 04/01/2034	492,000	490,660
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	712,000	675,159
Mid-America Apartments L.P., 5.30%, 02/15/2032(c)	1,013,000	1,020,425
UDR, Inc., 5.13%, 09/01/2034	397,000	387,781
		4,356,853
Multi-line Insurance–0.28%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 02/15/2029(b)	351,000	321,341
AEGON Funding Co. LLC, 5.63%, 05/07/2036(c)	2,701,000	2,630,553
Allianz SE (Germany), 6.50%(b)(e)(h)	2,200,000	2,185,899
American International Group, Inc.,
4.85%, 05/07/2030	20,000	19,941
4.38%, 06/30/2050	201,000	159,427
Guardian Life Global Funding, 4.81%, 06/01/2031(b)	3,530,000	3,485,966
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	1,868,000	1,854,505
		10,657,632
Multi-Utilities–1.27%
Ameren Illinois Co., 4.95%, 06/01/2033	409,000	402,651
Black Hills Corp., 6.15%, 05/15/2034	2,284,000	2,352,753
CenterPoint Energy, Inc.,
Conv., 3.00%, 08/01/2028	6,144,000	6,246,912
5.95%, 04/01/2056(e)	3,020,000	2,978,893
Series E, 6.40%, 08/15/2058(c)(e)	6,149,000	6,178,062
Dominion Energy, Inc.,
5.38%, 11/15/2032	1,011,000	1,014,711
5.35%, 06/15/2036	3,085,000	2,996,906
6.63%, 05/15/2055(e)	16,000	16,116
6.00%, 02/15/2056(c)(e)	2,714,000	2,693,760
6.20%, 02/15/2056(c)(e)	2,972,000	2,915,418
DTE Electric Co.,
5.20%, 03/01/2034(c)	533,000	532,280
5.85%, 05/15/2055	767,000	742,653
DTE Energy Co.,
4.95%, 07/01/2027	12,000	12,038
5.85%, 06/01/2034	950,000	970,956
Series C, 6.20%, 07/01/2058(c)(e)	6,222,000	6,200,033
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	47,000	47,402
5.63%, 04/10/2034(b)(c)	1,947,000	1,972,266
5.88%, 04/10/2054(b)(c)	1,932,000	1,840,148
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Multi-Utilities–(continued)
NiSource, Inc.,
5.25%, 03/30/2028	$11,000	$11,093
4.75%, 05/18/2031	779,000	768,405
5.35%, 04/01/2034	796,000	792,635
5.30%, 05/18/2036(c)	1,221,000	1,189,649
5.85%, 04/01/2055(c)	1,574,000	1,480,594
Public Service Enterprise Group, Inc., 6.13%, 10/15/2033	18,000	18,680
Sempra,
5.25%, 03/15/2036	2,114,000	2,035,291
6.88%, 10/01/2054(e)	868,000	882,977
6.38%, 04/01/2056(e)	1,755,000	1,764,488
WEC Energy Group, Inc.,
5.15%, 10/01/2027	16,000	16,102
4.75%, 01/15/2028	2,000	2,004
		49,075,876
Office REITs–0.36%
Boston Properties L.P., Conv., 2.00%, 10/01/2030(b)	3,702,000	3,557,622
Brandywine Operating Partnership L.P., 6.13%, 01/15/2031(c)	2,431,000	2,362,176
COPT Defense Properties L.P., 4.50%, 10/15/2030	376,000	366,645
Cousins Properties L.P.,
5.38%, 02/15/2032	340,000	339,777
4.88%, 03/01/2033	2,342,000	2,241,111
5.88%, 10/01/2034	796,000	802,752
Piedmont Operating Partnership L.P.,
6.88%, 07/15/2029	2,317,000	2,408,094
5.63%, 01/15/2033	1,920,000	1,888,466
		13,966,643
Oil & Gas Drilling–0.05%
Seadrill Finance Ltd. (Norway), 6.75%, 07/15/2034(b)(c)	645,000	632,590
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	559,000	582,800
Transocean International Ltd., 7.88%, 10/15/2032(b)	597,000	627,166
		1,842,556
Oil & Gas Equipment & Services–0.31%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.35%, 06/15/2031	2,482,000	2,406,305
Bristow Group, Inc., 6.75%, 02/01/2033(b)	3,400,000	3,426,278
Solaris Energy Infrastructure LLC, 6.38%, 05/15/2031(b)(c)	602,000	597,889
Tidewater, Inc., 9.13%, 07/15/2030(b)	5,345,000	5,727,223
		12,157,695
Oil & Gas Exploration & Production–0.48%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	35,000	36,425
Caturus Energy LLC,
8.50%, 02/15/2030(b)	3,548,000	3,704,438
7.13%, 05/15/2031(b)	327,000	327,835
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	562,000	557,649
Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
ConocoPhillips Co., 5.70%, 09/15/2063	$537,000	$500,095
Devon Energy Corp., 5.00%, 06/15/2045	2,702,000	2,361,142
Diamondback Energy, Inc.,
5.15%, 01/30/2030	30,000	30,238
6.25%, 03/15/2053(c)	1,718,000	1,734,310
5.90%, 04/18/2064	612,000	580,625
EOG Resources, Inc.,
4.40%, 07/15/2028	17,000	16,939
5.35%, 01/15/2036(c)	1,080,000	1,069,225
5.95%, 07/15/2055(c)	1,848,000	1,819,307
Expand Energy Corp., 5.38%, 03/15/2030	6,000	6,023
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.88%, 05/15/2034(b)	59,000	58,514
7.25%, 02/15/2035(b)	101,000	101,853
Northern Oil and Gas, Inc.,
7.88%, 10/15/2033(b)	488,000	502,268
7.50%, 09/01/2034(b)	101,000	101,839
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	3,661,000	3,557,989
Var Energi ASA (Norway), 5.88%, 05/22/2030(b)	1,140,000	1,162,002
Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032(c)	259,000	263,749
		18,492,465
Oil & Gas Refining & Marketing–0.29%
CVR Energy, Inc.,
5.75%, 02/15/2028(b)	590,000	590,869
7.50%, 02/15/2031(b)	563,000	580,309
7.88%, 02/15/2034(b)	602,000	624,986
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)	1,880,000	1,888,938
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/01/2034(b)(c)	601,000	618,276
Sunoco L.P.,
5.88%, 07/15/2027(b)	1,400,000	1,403,777
5.63%, 03/15/2031(b)	1,173,000	1,165,580
6.63%, 08/15/2032(b)	79,000	80,323
6.25%, 07/01/2033(b)	444,000	446,567
5.88%, 03/15/2034(b)	1,935,000	1,907,922
7.88%(b)(e)(h)	1,949,000	2,010,857
		11,318,404
Oil & Gas Storage & Transportation–3.29%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
6.63%, 02/01/2032(b)	65,000	66,447
5.75%, 10/15/2033(b)	3,550,000	3,506,905
Cheniere Energy Partners L.P.,
5.95%, 06/30/2033	573,000	589,847
5.35%, 11/30/2036(b)(c)	3,274,000	3,185,776
6.05%, 11/30/2056(b)(c)	2,868,000	2,773,379
Cheniere Energy, Inc., 5.20%, 07/30/2036(b)	1,197,000	1,154,510
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	1,664,000	1,537,473
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	$1,052,000	$960,777
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	231,000	263,571
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	676,000	688,652
5.45%, 03/27/2036	4,644,000	4,585,246
7.63%, 01/15/2083(c)(e)	785,000	845,057
Series NC5, 8.25%, 01/15/2084(c)(e)	393,000	414,407
Energy Transfer L.P.,
5.55%, 02/15/2028	1,000	1,011
6.10%, 12/01/2028	15,000	15,402
6.40%, 12/01/2030	30,000	31,439
4.55%, 01/15/2031	1,092,000	1,067,881
7.38%, 02/01/2031(b)	11,000	11,289
5.55%, 05/15/2034	948,000	948,149
4.90%, 03/15/2035	1,610,000	1,528,615
5.35%, 01/15/2036(c)	2,380,000	2,323,624
5.00%, 05/15/2050	1,592,000	1,304,903
5.95%, 05/15/2054	2,052,000	1,904,045
8.00%, 05/15/2054(e)	814,000	853,551
7.13%, 10/01/2054(e)	7,641,000	7,846,497
6.30%, 01/15/2056(c)	1,735,000	1,692,821
6.50%, 02/15/2056(e)	149,000	149,641
6.75%, 02/15/2056(e)	3,989,000	3,984,072
6.55%, 01/15/2057(e)	5,297,000	5,266,616
6.70%, 01/15/2057(e)	3,903,000	3,871,466
Enterprise Products Operating LLC,
4.60%, 01/15/2031	127,000	125,245
4.25%, 02/15/2048	358,000	281,747
4.20%, 01/31/2050	458,000	353,463
Series D, 6.88%, 03/01/2033	309,000	338,775
6.99% (3 mo. Term SOFR + 3.25%), 08/16/2077(f)	23,000	23,005
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	552,000	581,305
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032(c)	430,000	446,540
8.00%, 05/15/2033	130,000	136,439
6.75%, 03/15/2034(c)	329,000	331,348
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	595,000	612,130
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	4,980,000	4,991,099
6.13%, 02/23/2038(b)	1,166,000	1,178,730
6.51%, 02/23/2042(b)	2,700,000	2,762,812
6.10%, 08/23/2042(b)	3,682,000	3,654,815
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(b)	1,917,000	1,901,195
Harvest Midstream I L.P., 6.75%, 05/15/2034(b)	603,000	612,120
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Kinder Morgan, Inc.,
5.15%, 06/01/2030	$55,000	$55,480
7.80%, 08/01/2031	2,050,000	2,285,907
7.75%, 01/15/2032	1,629,000	1,821,717
5.20%, 06/01/2033	794,000	790,872
5.85%, 06/01/2035(c)	1,140,000	1,165,153
MPLX L.P.,
4.80%, 02/15/2029	4,000	3,997
4.80%, 02/15/2031	1,641,000	1,616,351
5.40%, 09/15/2035	2,597,000	2,545,377
4.70%, 04/15/2048	556,000	448,717
5.50%, 02/15/2049	970,000	863,211
4.95%, 03/14/2052	1,321,000	1,084,149
5.65%, 03/01/2053	258,000	233,236
6.20%, 09/15/2055	39,000	37,913
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	65,000	68,167
NGPL PipeCo LLC, 7.77%, 12/15/2037(b)	2,440,000	2,756,106
Northern Natural Gas Co.,
3.40%, 10/16/2051(b)	253,000	164,184
5.63%, 02/01/2054(b)	467,000	431,972
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	548,000	558,852
ONEOK Partners L.P., 6.85%, 10/15/2037	789,000	849,441
ONEOK, Inc., 6.63%, 09/01/2053	1,832,000	1,876,279
Plains All American Pipeline L.P., Series B, 8.11% (3 mo. Term SOFR + 4.37%)(f)(h)	168,000	168,443
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	548,000	568,691
South Bow Canadian Infrastructure Holdings Ltd. (Canada), 7.63%, 03/01/2055(e)	1,613,000	1,675,816
South Bow USA Infrastructure Holdings LLC (Canada),
5.03%, 10/01/2029	53,000	52,758
5.58%, 10/01/2034	787,000	771,507
6.18%, 10/01/2054	1,257,000	1,167,056
Southern Co. Gas Capital Corp.,
5.75%, 09/15/2033	611,000	624,155
Series B, 5.10%, 09/15/2035	1,842,000	1,779,029
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	2,900,000	2,823,203
Targa Resources Corp.,
5.20%, 07/01/2027	8,000	8,048
5.50%, 02/15/2035	14,000	13,874
6.25%, 07/01/2052	16,000	15,739
TransCanada Pipelines Ltd. (Canada),
6.13%, 10/17/2056(c)(e)	1,129,000	1,129,375
6.38%, 10/17/2056(c)(e)	651,000	649,821
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	$49,000	$52,720
7.00%, 01/15/2030(b)(c)	895,000	921,444
9.88%, 02/01/2032(b)(c)	320,000	341,259
6.38%, 12/15/2034(b)	1,640,567	1,628,799
6.63%, 06/15/2036(b)(c)	1,111,333	1,116,246
9.00%(b)(c)(e)(h)	891,000	903,613
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030(b)	5,325,000	5,438,859
7.50%, 05/01/2033(b)	24,000	26,083
6.50%, 01/15/2034(b)	60,000	62,075
7.75%, 05/01/2035(b)	43,000	47,844
6.75%, 01/15/2036(b)(c)	774,000	815,150
Western Midstream Operating L.P.,
4.80%, 03/01/2031	1,699,000	1,668,150
6.15%, 04/01/2033	595,000	613,815
5.45%, 11/15/2034	1,267,000	1,241,320
5.50%, 12/15/2035(c)	2,170,000	2,111,405
5.30%, 03/01/2048	3,567,000	3,039,693
Williams Cos., Inc. (The),
5.30%, 08/15/2028	15,000	15,156
4.80%, 11/15/2029	20,000	19,953
4.65%, 08/15/2032	302,000	292,759
5.65%, 03/15/2033	770,000	779,594
5.80%, 11/15/2054	1,438,000	1,342,171
6.00%, 03/15/2055	2,338,000	2,253,887
		127,540,428
Other Specialized REITs–0.28%
Iron Mountain, Inc.,
4.88%, 09/15/2027(b)	9,700,000	9,677,650
7.00%, 02/15/2029(b)(c)	500,000	509,193
4.50%, 02/15/2031(b)	583,000	555,031
6.25%, 01/15/2033(b)	24,000	24,203
6.25%, 01/15/2035(b)	128,000	126,741
		10,892,818
Other Specialty Retail–0.17%
Bath & Body Works, Inc.,
6.95%, 03/01/2033	301,000	305,964
6.88%, 11/01/2035(c)	420,000	428,832
6.75%, 07/01/2036	297,000	296,035
7.60%, 07/15/2037	186,000	185,433
Michaels Cos., Inc. (The), 8.50%, 03/15/2033(b)	900,000	891,574
Petco Health & Wellness Co., Inc., 8.25%, 02/01/2031(b)	292,000	296,852
PetSmart LLC/PetSmart Finance Corp., 7.50%, 09/15/2032(b)	600,000	606,106
Tractor Supply Co.,
5.20%, 01/30/2032(c)	2,564,000	2,559,565
5.25%, 05/15/2033(c)	303,000	301,298
VSP Optical Group, Inc., 5.45%, 12/01/2035(b)	680,000	664,640
		6,536,299
Principal Amount		Value
Packaged Foods & Meats–0.76%
Campbell’s Co. (The),
5.20%, 03/21/2029	$66,000	$66,243
4.75%, 03/23/2035	835,000	764,107
3.13%, 04/24/2050	2,623,000	1,536,784
5.25%, 10/13/2054(c)	882,000	717,601
Conagra Brands, Inc., 5.40%, 08/01/2031	1,140,000	1,136,662
Fiesta Purchaser, Inc., 7.88%, 03/01/2031(b)	296,000	299,821
General Mills, Inc.,
5.50%, 10/17/2028	18,000	18,269
3.00%, 02/01/2051(c)	2,573,000	1,588,103
Hormel Foods Corp., 3.05%, 06/03/2051	2,573,000	1,604,914
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
6.25%, 03/01/2056	6,028,000	5,677,770
6.38%, 04/15/2066	2,090,000	1,962,757
Mars, Inc.,
4.80%, 03/01/2030(b)	27,000	26,869
5.00%, 03/01/2032(b)	599,000	595,074
5.20%, 03/01/2035(b)	2,060,000	2,030,867
5.65%, 05/01/2045(b)	853,000	818,579
5.70%, 05/01/2055(b)	2,695,000	2,548,363
5.80%, 05/01/2065(b)	1,321,000	1,251,959
McCormick & Co., Inc.,
4.15%, 02/15/2029	32,000	31,512
4.70%, 10/15/2034(c)	967,000	917,693
Minerva Luxembourg S.A. (Brazil), 7.50%, 04/22/2036(b)	6,200,000	5,816,902
Post Holdings, Inc., 6.25%, 10/15/2034(b)	28,000	27,008
		29,437,857
Paper & Plastic Packaging Products & Materials–0.02%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(b)	613,000	599,021
Paper Products–0.01%
Magnera Corp., 7.25%, 11/15/2031(b)(c)	388,000	381,747
Passenger Airlines–1.12%
American Airlines Pass-Through Trust,
Series 2016-3, Class A, 3.00%, 10/15/2028	15,370	14,840
Series 2021-1, Class B, 3.95%, 07/11/2030	127,360	121,129
Series 2021-1, Class A, 2.88%, 07/11/2034	606,412	536,600
Series B, 5.65%, 11/11/2034	930,000	911,867
5.75%, 05/10/2035	2,120,000	2,082,251
6.30%, 08/20/2035	5,254,000	5,251,129
Series A, 4.90%, 05/11/2038	2,130,000	2,032,716
5.25%, 11/10/2038	7,367,000	7,195,992
5.70%, 02/20/2039	2,523,000	2,530,969
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	6,020,667	6,019,779
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Passenger Airlines–(continued)
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	$172,000	$169,057
5.31%, 10/20/2031(b)	640,000	620,734
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	364,336	328,898
Delta Air Lines, Inc.,
4.95%, 07/10/2028	402,000	402,695
5.25%, 07/10/2030	724,000	725,604
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	292,193	291,648
United Airlines Holdings, Inc.,
4.88%, 03/01/2029	4,307,000	4,254,525
5.38%, 03/01/2031(c)	6,857,000	6,799,787
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	12,462	12,577
Series 2018-1, Class AA, 3.50%, 03/01/2030	44,173	42,394
Series 2019-1, Class A, 4.55%, 08/25/2031	474,588	455,916
Series 2019-1, Class AA, 4.15%, 08/25/2031	542,329	523,423
Series 24-A, 5.88%, 02/15/2037	1,121,440	1,128,584
Series AA, 5.45%, 02/15/2037	1,016,334	1,020,290
		43,473,404
Passenger Ground Transportation–0.02%
Uber Technologies, Inc.,
4.80%, 09/15/2035(c)	613,000	580,879
5.35%, 09/15/2054(c)	66,000	58,436
		639,315
Pharmaceuticals–2.20%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	600,000	624,990
AstraZeneca Finance LLC (United Kingdom),
4.90%, 02/26/2031	19,000	19,003
5.00%, 02/26/2034	21,000	20,771
Bayer US Finance LLC (Germany),
5.13%, 07/20/2031(b)	2,845,000	2,822,467
5.38%, 07/20/2033(b)	2,144,000	2,118,658
5.63%, 07/20/2036(b)	5,663,000	5,554,206
6.25%, 07/20/2046(b)	5,371,000	5,203,728
6.38%, 07/20/2056(b)	6,180,000	6,000,490
Bristol-Myers Squibb Co.,
5.90%, 11/15/2033	10,000	10,425
5.55%, 02/22/2054	168,000	156,109
Eli Lilly and Co.,
4.02% (SOFR + 0.35%), 05/20/2028(f)	2,180,000	2,182,049
5.00%, 02/09/2054	769,000	674,691
5.05%, 08/14/2054	2,030,000	1,791,626
5.55%, 10/15/2055(c)	1,134,000	1,076,232
5.10%, 02/09/2064	1,294,000	1,118,864
5.20%, 08/14/2064	513,000	450,792
5.65%, 10/15/2065	1,114,000	1,054,851
Principal Amount		Value
Pharmaceuticals–(continued)
EMD Finance LLC (Germany),
4.13%, 08/15/2028(b)	$34,000	$33,627
4.38%, 10/15/2030(b)	990,000	965,053
4.63%, 10/15/2032(b)	1,365,000	1,322,247
Endo Finance Holdings L.P., 8.50%, 04/15/2031(b)(c)	511,000	538,933
Gainwell Acquisition Corp., 9.00%, 09/01/2031(b)	126,000	131,325
Jazz Investments I Ltd., Conv., 1.88%, 09/15/2032(b)	911,000	916,010
Merck & Co., Inc.,
4.15%, 03/15/2031	79,000	76,678
4.65%, 05/22/2031	2,110,000	2,089,412
4.45%, 12/04/2032	757,000	733,882
4.95%, 05/22/2033	1,855,000	1,838,314
4.75%, 12/04/2035	10,000	9,557
5.20%, 05/22/2036	2,997,000	2,958,899
5.75%, 05/22/2046	7,148,000	6,992,662
5.00%, 05/17/2053	600,000	519,197
5.85%, 05/22/2056(c)	6,478,000	6,324,286
5.15%, 05/17/2063	342,000	295,659
5.70%, 12/04/2065	3,255,000	3,076,956
Novartis Capital Corp.,
4.60%, 03/18/2033	1,461,000	1,423,693
4.20%, 09/18/2034	25,000	23,571
4.90%, 03/18/2036	1,862,000	1,804,191
5.60%, 03/18/2046(c)	1,457,000	1,416,674
4.70%, 09/18/2054	2,064,000	1,738,847
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 7.88%, 05/15/2034(b)	200,000	214,483
Pfizer Investment Enterprises Pte. Ltd.,
5.30%, 05/19/2053	4,281,000	3,830,776
5.34%, 05/19/2063	147,000	128,426
Pfizer, Inc.,
4.20%, 11/15/2030	47,000	45,898
4.50%, 11/15/2032	2,260,000	2,192,667
5.60%, 11/15/2055	33,000	31,404
5.70%, 11/15/2065	3,845,000	3,583,883
Takeda U.S. Financing, Inc.,
5.20%, 07/07/2035	3,292,000	3,215,203
5.90%, 07/07/2055(c)	3,576,000	3,464,999
Teva Pharmaceutical Finance Netherlands III B.V. (Israel),
6.00%, 12/01/2032	1,917,000	1,962,972
4.10%, 10/01/2046	776,000	572,396
		85,352,732
Property & Casualty Insurance–0.41%
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032(b)	303,000	301,677
8.38%, 02/01/2034(b)	2,050,000	1,851,541
Chubb INA Holdings LLC, 5.30%, 05/20/2036	1,690,000	1,665,268
CNA Financial Corp., 5.20%, 08/15/2035	2,830,000	2,722,910
Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	2,523,000	2,391,680
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	779,000	761,509
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Property & Casualty Insurance–(continued)
Hartford Financial Services Group, Inc. (The), 6.13% (3 mo. Term SOFR + 2.39%), 02/12/2047(b)(f)	$2,023,000	$2,025,366
Sompo Holdings, Inc. (Japan), 5.41%, 04/22/2037(b)(e)	2,755,000	2,631,417
Travelers Cos., Inc. (The),
5.05%, 07/24/2035	380,000	370,134
5.45%, 05/25/2053(c)	538,000	496,738
5.70%, 07/24/2055	821,000	786,722
		16,004,962
Rail Transportation–0.13%
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035(c)	2,928,000	2,907,742
CSX Corp.,
6.15%, 05/01/2037	50,000	52,883
4.75%, 11/15/2048	151,000	127,993
Norfolk Southern Corp.,
5.05%, 08/01/2030	19,000	19,117
5.55%, 03/15/2034	17,000	17,419
5.35%, 08/01/2054	32,000	28,930
5.95%, 03/15/2064	141,000	137,973
TTX Co., 5.05%, 11/15/2034(b)	1,719,000	1,688,632
Union Pacific Corp., 5.15%, 01/20/2063	38,000	33,125
		5,013,814
Real Estate Development–0.14%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	566,000	593,280
Essential Properties L.P.,
5.40%, 12/01/2035(c)	842,000	815,279
5.38%, 07/15/2036	1,778,000	1,712,002
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	497,000	517,936
Prologis Targeted U.S. Logistics Fund L.P.,
4.25%, 01/15/2031(b)	225,000	217,061
4.75%, 01/15/2036(b)	1,536,000	1,435,303
		5,290,861
Real Estate Services–0.05%
Kite Realty Group L.P., Conv., 3.25%, 04/15/2032(b)	1,945,000	1,856,503
Regional Banks–0.99%
Citizens Financial Group, Inc.,
5.30%, 01/29/2036(e)	634,000	619,217
5.64%, 05/21/2037(e)	806,000	795,257
CoBank ACB, Series N, 6.75%(e)(h)	2,346,000	2,349,947
Huntington Bancshares, Inc.,
4.62%, 01/28/2032(c)(e)	5,449,000	5,296,540
5.61%, 01/28/2041(e)	6,689,000	6,422,352
M&T Bank Corp., 5.30%, 04/18/2036(e)	6,230,000	6,110,963
Pinnacle Financial Partners, Inc.,
6.17%, 11/01/2030(e)	144,000	146,334
5.60%, 05/19/2032(e)	1,742,000	1,723,510
Regions Financial Corp., 5.72%, 06/06/2030(e)	175,000	177,994
Principal Amount		Value
Regional Banks–(continued)
Santander Holdings USA, Inc.,
5.04%, 06/05/2030(e)	$1,627,000	$1,616,267
5.22%, 06/05/2032(c)(e)	3,126,000	3,082,607
Truist Financial Corp.,
4.60%, 01/27/2032(e)	2,333,000	2,271,846
5.87%, 06/08/2034(e)	16,000	16,287
Veritiv Operating Co., 10.50%, 11/30/2030(b)	294,000	307,424
Zions Bancorp. N.A.,
5.24%, 10/01/2029(e)	5,083,000	5,077,610
6.82%, 11/19/2035(e)	1,257,000	1,293,588
Zions Bancorporation N.A.,
4.70%, 08/18/2028(e)	652,000	649,760
4.48%, 02/09/2029(e)	494,000	489,306
		38,446,809
Reinsurance–0.34%
Argentum Netherlands B.V. for Swiss Re Ltd. (Switzerland), 5.63%, 08/15/2052(b)(e)	3,824,000	3,826,773
Enstar Group Ltd., 6.69%, 07/15/2037(b)(e)	3,194,000	3,108,981
Fortitude Global Funding, 4.63%, 10/06/2028(b)	535,000	528,588
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	168,000	169,607
Global Atlantic (Fin) Co., 4.40%, 10/15/2029(b)	360,000	346,810
Reinsurance Group of America, Inc., 6.38%, 09/15/2056(c)(e)	902,000	878,755
RGA Global Funding, 5.00%, 08/25/2032(b)(c)	4,451,000	4,353,426
		13,212,940
Renewable Electricity–0.26%
Atlantica Sustainable Infrastructure Ltd. (Spain), 4.13%, 06/15/2028(b)	400,000	392,848
Idaho Power Co., 5.20%, 08/15/2034	285,000	284,216
Puget Energy, Inc.,
7.00%, 09/15/2056(e)	4,455,000	4,473,733
7.25%, 09/15/2056(e)	748,000	750,188
Southern Power Co.,
Series A, 4.25%, 10/01/2030	368,000	357,925
4.80%, 06/15/2031	2,713,000	2,674,448
Series B, 4.90%, 10/01/2035	1,338,000	1,266,828
		10,200,186
Research & Consulting Services–0.17%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)(c)	341,000	321,114
Mobility Global, Inc.,
5.05%, 06/15/2029(b)	687,000	683,238
5.45%, 06/15/2031(b)	1,941,000	1,933,711
6.05%, 06/15/2036(b)	2,689,000	2,638,913
Verisk Analytics, Inc., 4.45%, 03/15/2031	1,125,000	1,089,712
		6,666,688
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Restaurants–0.17%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	$392,000	$393,868
Arcos Dorados B.V. (Brazil), 6.38%, 01/29/2032(b)	2,202,000	2,271,033
McDonald’s Corp.,
4.40%, 02/12/2031(c)	387,000	380,635
4.95%, 03/03/2035	35,000	34,081
5.00%, 02/13/2036	75,000	73,081
5.15%, 09/09/2052	264,000	231,235
5.45%, 08/14/2053(c)	2,385,000	2,193,744
New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	922,000	871,095
		6,448,772
Retail REITs–0.39%
Agree L.P., 5.63%, 06/15/2034	521,000	523,937
Brixmor Operating Partnership L.P.,
4.85%, 02/15/2033	716,000	693,311
5.75%, 02/15/2035(c)	378,000	381,994
Federal Realty OP L.P., Conv., 3.50%, 08/15/2031(b)	51,000	51,229
Kimco Realty OP LLC,
2.70%, 10/01/2030	8,000	7,370
4.85%, 03/01/2035	770,000	738,588
5.30%, 02/01/2036(c)	2,653,000	2,622,711
Kite Realty Group L.P.,
4.95%, 12/15/2031	468,000	460,582
5.50%, 03/01/2034	258,000	256,779
Kite Realty Group Trust, 4.75%, 09/15/2030	39,000	38,500
MACERICH PARTNERSHIP L.P. (The), Conv., 2.25%, 08/15/2031(b)	102,000	101,990
NNN REIT, Inc.,
5.60%, 10/15/2033	373,000	376,673
5.50%, 06/15/2034	496,000	496,071
Realty Income Corp.,
4.85%, 03/15/2030	5,000	4,991
5.63%, 10/13/2032	459,000	468,744
4.50%, 02/01/2033	2,265,000	2,167,394
5.13%, 04/15/2035	394,000	384,250
5.38%, 09/01/2054(c)	404,000	375,941
Conv., 3.75%, 08/15/2031(b)	114,000	114,057
Regency Centers L.P.,
5.00%, 07/15/2032	716,000	709,041
4.50%, 03/15/2033	1,285,000	1,228,246
5.25%, 01/15/2034	513,000	508,310
5.10%, 01/15/2035(c)	393,000	384,362
Simon Property Group L.P., 4.75%, 09/26/2034	2,118,000	2,024,556
		15,119,627
Security & Alarm Services–0.21%
Brink’s Co. (The),
4.63%, 10/15/2027(b)	6,700,000	6,663,129
6.50%, 06/15/2029(b)	1,040,000	1,057,166
6.75%, 06/15/2032(b)	578,000	586,955
		8,307,250
Principal Amount		Value
Self-Storage REITs–0.44%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	$961,000	$955,749
5.41%, 09/12/2034	995,000	952,383
Extra Space Storage L.P.,
5.70%, 04/01/2028	6,000	6,081
2.55%, 06/01/2031	122,000	108,423
4.95%, 01/15/2033	985,000	960,569
5.40%, 02/01/2034	913,000	905,901
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	299,000	288,469
Prologis L.P.,
4.63%, 01/15/2033	837,000	813,891
4.75%, 06/15/2033	1,053,000	1,026,088
5.13%, 01/15/2034	532,000	526,035
5.00%, 03/15/2034	1,953,000	1,911,220
5.00%, 01/31/2035	1,253,000	1,218,166
5.25%, 05/15/2035	1,374,000	1,358,473
5.25%, 06/15/2053(c)	1,950,000	1,769,569
5.25%, 03/15/2054(c)	2,432,000	2,189,895
Public Storage Operating Co.,
5.00%, 12/15/2035(c)	1,147,000	1,112,915
5.35%, 08/01/2053(c)	1,149,000	1,047,301
		17,151,128
Semiconductors–1.70%
Advanced Micro Devices, Inc., 4.60%, 08/17/2029	9,013,000	8,966,426
Broadcom, Inc.,
5.15%, 11/15/2031(c)	656,000	650,771
5.20%, 07/15/2035	1,602,000	1,527,325
4.80%, 02/15/2036(c)	2,412,000	2,214,585
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	1,129,000	1,154,125
5.50%, 01/25/2031(b)	2,008,000	2,026,062
6.15%, 01/25/2032(b)	3,582,000	3,693,861
5.90%, 01/25/2033(b)	2,046,000	2,080,188
5.88%, 01/25/2034(b)	3,502,000	3,475,292
6.25%, 01/25/2035(b)	2,692,000	2,775,583
6.10%, 01/25/2036(b)	2,256,000	2,302,372
6.20%, 01/25/2037(b)	2,661,000	2,729,342
6.40%, 01/25/2038(b)	2,486,000	2,578,768
6.30%, 01/25/2039(b)	2,068,000	2,129,677
Intel Corp.,
5.30%, 05/15/2036	2,024,000	1,952,100
6.13%, 05/15/2056	3,498,000	3,301,415
Kioxia Holdings Corp. (Japan), 6.25%, 07/24/2030(b)	7,675,000	7,850,190
ON Semiconductor Corp., Conv., 0.00%, 05/01/2031(b)(d)	1,161,000	1,033,871
SK hynix, Inc. (South Korea), 4.38%, 09/11/2030(b)	11,343,000	11,052,980
Skyworks Solutions, Inc., 5.00%, 08/10/2028	2,512,000	2,511,416
		66,006,349
Single-Family Residential REITs–0.05%
American Homes 4 Rent L.P., 5.50%, 07/15/2034	1,995,000	1,978,946
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Soft Drinks & Non-alcoholic Beverages–0.17%
Coca-Cola Co. (The),
5.30%, 05/13/2054	$3,827,000	$3,539,925
5.40%, 05/13/2064	3,289,000	3,021,526
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	37,000	36,712
		6,598,163
Sovereign Debt–1.68%
Bahamas Government International Bond (Bahamas), 8.25%, 06/24/2036(b)	948,000	1,048,099
Benin Sukuk S.A. (Benin), 6.20%, 01/29/2033(b)	2,220,000	2,157,826
Colombia Government International Bond (Colombia), 5.38%, 01/21/2029	8,270,000	8,255,941
Dominican Republic International Bond (Dominican Republic),
5.75%, 03/17/2034(b)	3,705,000	3,616,080
6.15%, 05/17/2038(b)	2,852,000	2,776,422
Egypt Government International Bond (Egypt), 7.63%, 05/20/2034(b)	3,987,000	3,991,625
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt), 6.38%, 04/07/2029(b)	1,583,000	1,594,858
Guatemala Government Bond (Guatemala),
6.05%, 08/06/2031(b)	1,870,000	1,904,221
6.88%, 08/15/2055(b)(c)	1,527,000	1,604,587
Israel Government International Bond (Israel), 5.00%, 01/13/2036	200,000	192,674
Korea National Oil Corp. (South Korea),
4.50%, 03/30/2029(b)	7,133,000	7,092,688
4.63%, 03/30/2031(b)	5,215,000	5,148,777
Mexico Government International Bond (Mexico),
4.75%, 03/22/2031	8,038,000	7,813,338
5.38%, 03/22/2033	1,425,000	1,384,886
6.25%, 08/27/2037	2,940,000	2,888,550
6.75%, 02/09/2056	200,000	188,000
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	2,522,000	2,570,773
5.88%, 01/30/2029(b)	1,992,000	2,007,058
Trinidad & Tobago Government International Bond (Trinidad),
6.40%, 06/26/2034(b)	2,138,000	2,170,070
6.20%, 07/16/2038(b)(c)	6,797,000	6,722,233
		65,128,706
Specialized Consumer Services–0.21%
Ashtead Capital, Inc. (United Kingdom), 5.55%, 05/30/2033(b)(c)	1,852,000	1,846,421
Carriage Services, Inc., 4.25%, 05/15/2029(b)(c)	634,000	607,824
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)	1,660,000	1,648,774
5.63%, 04/28/2035(b)	3,883,000	3,830,040
		7,933,059
Principal Amount		Value
Specialized Finance–0.15%
HA Sustainable Infrastructure Capital, Inc.,
5.95%, 07/15/2033(b)	$3,937,000	$3,892,473
8.00%, 06/01/2056(e)	581,000	612,207
7.13%, 11/15/2056(e)	281,000	283,416
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	1,136,000	1,189,393
		5,977,489
Specialty Chemicals–0.35%
Celanese US Holdings LLC, 7.70%, 11/15/2033(c)	383,000	409,185
OCP S.A. (Morocco),
6.10%, 04/30/2030(b)	2,667,000	2,712,517
6.70%, 03/01/2036(b)	1,374,000	1,414,192
6.74%(b)(e)(h)	4,163,000	4,124,620
Sherwin-Williams Co. (The),
4.30%, 08/15/2028	39,000	38,663
4.50%, 08/15/2030	165,000	162,205
5.15%, 08/15/2035	2,323,000	2,279,342
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC (Jersey), 6.13%, 07/15/2033(b)	2,443,000	2,430,654
		13,571,378
Steel–0.33%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	26,000	26,536
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(b)	4,842,000	4,913,720
7.50%, 09/15/2031(b)	868,000	892,908
7.63%, 01/15/2034(b)(c)	2,748,000	2,805,573
Nucor Corp., 2.98%, 12/15/2055	2,573,000	1,538,731
POSCO Holdings, Inc. (South Korea), 5.13%, 05/07/2030(b)	2,459,000	2,451,199
		12,628,667
Systems Software–1.58%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	6,372,000	6,076,318
Nebius Group N.V. (Netherlands), Conv., 4.50%, 02/15/2034(b)	200,000	194,440
Oak-Eagle AcquireCo, Inc.,
7.25%, 07/01/2033(b)	1,601,000	1,666,095
8.75%, 07/01/2034(b)	863,000	916,458
Oracle Corp.,
4.55%, 02/04/2029	681,000	665,719
4.77% (SOFR + 1.11%), 02/04/2029(f)	501,000	496,640
4.45%, 09/26/2030(c)	1,533,000	1,451,619
4.95%, 02/04/2031	3,537,000	3,390,604
6.25%, 11/09/2032(c)	1,658,000	1,652,414
4.90%, 02/06/2033(c)	750,000	691,035
5.35%, 05/04/2033(c)	3,141,000	2,961,260
4.70%, 09/27/2034	1,673,000	1,476,637
5.20%, 09/26/2035	1,191,000	1,068,961
5.70%, 02/04/2036	3,422,000	3,165,756
5.88%, 09/26/2045	2,504,000	2,066,073
6.55%, 02/04/2046(c)	6,147,000	5,495,556
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Systems Software–(continued)
4.00%, 11/15/2047	$140,000	$87,948
6.90%, 11/09/2052(c)	1,276,000	1,152,743
5.55%, 02/06/2053	140,000	106,000
5.38%, 09/27/2054	3,036,000	2,223,140
6.00%, 08/03/2055	1,598,000	1,288,170
5.95%, 09/26/2055(c)	1,751,000	1,391,952
6.70%, 02/04/2056(c)	13,810,000	12,171,904
5.50%, 09/27/2064	2,038,000	1,468,325
6.13%, 08/03/2065(c)	2,593,000	2,051,201
6.10%, 09/26/2065	118,000	93,214
6.85%, 02/04/2066(c)	1,447,000	1,271,357
ServiceNow, Inc.,
5.05%, 05/15/2033	2,233,000	2,195,406
5.40%, 05/15/2036	2,426,000	2,379,875
		61,316,820
Technology Hardware, Storage & Peripherals–0.12%
Apple, Inc.,
3.95%, 08/08/2052	124,000	91,657
4.10%, 08/08/2062	1,359,000	987,122
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034	1,294,000	1,241,512
5.60%, 10/15/2054(c)	2,811,000	2,480,605
		4,800,896
Telecom Tower REITs–0.14%
American Tower Corp., 3.10%, 06/15/2050	90,000	55,831
SBA Communications Corp., 3.88%, 02/15/2027	5,306,000	5,289,971
		5,345,802
Tires & Rubber–0.02%
Goodyear Tire & Rubber Co. (The), 5.25%, 07/15/2031(c)	688,000	612,876
Tobacco–0.46%
Altria Group, Inc., 3.70%, 02/04/2051	444,000	296,388
B.A.T. Capital Corp. (United Kingdom),
5.83%, 02/20/2031	182,000	187,079
4.63%, 03/22/2033	1,244,000	1,192,109
7.08%, 08/02/2043	115,000	123,998
7.08%, 08/02/2053	3,048,000	3,303,765
Philip Morris International, Inc.,
5.13%, 11/17/2027	12,000	12,081
4.88%, 02/13/2029	21,000	21,071
4.63%, 11/01/2029	11,000	10,951
4.38%, 04/30/2030	99,000	97,097
4.00%, 10/29/2030	116,000	111,900
5.13%, 02/13/2031	26,000	26,108
4.75%, 11/01/2031	403,000	398,047
5.75%, 11/17/2032	1,124,000	1,157,799
5.63%, 09/07/2033	1,759,000	1,796,609
5.25%, 02/13/2034	858,000	854,988
4.90%, 11/01/2034(c)	2,459,000	2,392,550
4.88%, 04/30/2035	1,625,000	1,564,200
4.63%, 10/29/2035	590,000	554,597
4.88%, 04/29/2036(c)	3,739,000	3,575,426
		17,676,763
Principal Amount		Value
Trading Companies & Distributors–0.41%
Ferguson Enterprises, Inc.,
4.80%, 08/14/2029	$5,458,000	$5,442,107
4.35%, 03/15/2031(c)	380,000	369,717
5.00%, 10/03/2034	752,000	728,694
5.60%, 08/14/2036	2,844,000	2,836,774
FTAI Aviation Investors LLC, 5.88%, 04/15/2033(b)(c)	609,000	600,715
GATX Corp.,
5.50%, 06/15/2035	29,000	28,692
3.10%, 06/01/2051	2,623,000	1,605,274
6.05%, 06/05/2054	41,000	39,896
Mitsubishi Corp. (Japan), 5.13%, 07/17/2034(b)	2,132,000	2,105,100
Sumisho Air Lease Corp.,
4.40%, 03/24/2028(b)	638,000	634,345
4.50%, 03/24/2029(b)	33,000	32,591
Series B, 8.26%(e)(h)	1,444,000	1,453,076
		15,876,981
Transaction & Payment Processing Services–0.03%
Fiserv, Inc.,
5.38%, 08/21/2028	25,000	25,207
4.55%, 02/15/2031	17,000	16,426
5.63%, 08/21/2033	25,000	24,769
5.45%, 03/15/2034	51,000	49,635
Mastercard, Inc., 4.85%, 03/09/2033	462,000	457,900
PayPal Holdings, Inc.,
5.05%, 06/01/2052	169,000	145,978
5.25%, 06/01/2062	300,000	253,298
		973,213
Water Utilities–0.03%
American Water Capital Corp., 5.70%, 09/01/2055	957,000	901,085
S&S Holdings LLC, 8.38%, 10/01/2031(b)	315,000	300,577
		1,201,662
Wireless Telecommunication Services–0.78%
APLD ComputeCo 3 LLC, 7.00%, 06/15/2031(b)(c)	1,614,000	1,555,979
Beacon Point DC LLC, 6.13%, 11/30/2042(b)	5,364,000	5,093,567
DB Terra Chile HoldCo S.p.A. (Chile), 7.95%, 04/20/2031(b)	202,000	201,792
ELK Grove Village Property LLC, 7.50%, 06/15/2031(b)(c)	157,000	151,290
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)	8,880,000	8,447,912
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)	4,975,000	4,614,701
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	95,900	95,943
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Wireless Telecommunication Services–(continued)
T-Mobile USA, Inc.,
4.95%, 11/15/2035	$2,018,000	$1,920,243
4.50%, 04/15/2050	561,000	428,451
5.65%, 01/15/2053	1,466,000	1,309,805
6.00%, 06/15/2054	586,000	546,513
5.50%, 01/15/2055	35,000	30,451
5.88%, 11/15/2055	1,405,000	1,287,887
5.70%, 01/15/2056(c)	3,277,000	2,937,303
Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	269,000	240,275
4.13%, 06/04/2081(e)	1,095,000	1,006,923
Zenith Arc LLC, 8.88%, 08/31/2031(b)	480,000	463,541
		30,332,576
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,325,263,062)		3,251,647,423

Asset-Backed Securities–5.90%
AGL CLO 17 Ltd., Series 2022- 17A, Class AR, 4.68% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(f)	5,000,000	5,004,645
Arby’s Funding LLC, Series 2026-1A, Class A2, 6.37%, 10/30/2056(b)	2,800,000	2,805,258
Bowling Green Park CLO LLC, Series 2019-1A, Class ARR, 4.73% (3 mo. Term SOFR + 1.00%), 04/18/2035(b)(f)	12,321,000	12,328,848
Carlyle US CLO Ltd., Series 2022-1A, Class A1R, 4.73% (3 mo. Term SOFR + 0.98%), 04/15/2035(b)(f)	6,518,510	6,530,569
Centersquare Issuer LLC,
Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	6,160,000	5,865,411
Series 2025-4A, Class A2, 5.20%, 08/25/2055(i)	7,750,000	7,129,020
CIFC Funding Ltd., Series 2022-3A, Class AR, 4.68% (3 mo. Term SOFR + 0.95%), 04/21/2035(b)(f)	7,350,000	7,353,418
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 06/20/2050(b)	2,242,960	2,241,910
DB Master Finance LLC,
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(b)	4,694,525	4,619,592
Series 2025-1A, Class A2II, 5.17%, 08/20/2055(b)	2,312,525	2,254,425
Series 2026-1A, Class A2I, 5.20%, 05/20/2056(b)	3,300,000	3,266,407
Series 2026-1A, Class A2II, 5.43%, 05/20/2056(b)	9,140,000	9,064,755
Domino’s Pizza Master Issuer LLC,
Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	6,530,000	6,441,006
Series 2025-1A, Class A2II, 5.22%, 07/25/2055(b)	5,550,000	5,445,300
Dryden 78 CLO Ltd., Series 2020-78A, Class A1R, 5.00% (3 mo. Term SOFR + 1.25%), 04/17/2037(b)(f)	6,000,000	6,008,046
Principal Amount		Value

Eclipse Aircraft LLC, Series 2026-1, Class A, 5.63%, 05/15/2051(b)	$10,149,464	$10,089,119
Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	1,197,651	1,192,643
Jersey Mike’s Funding, Series 2025-1A, Class A2, 5.61%, 08/16/2055(b)	5,247,000	5,226,285
Jimmy John’s Funding LLC, Series 2026-1A, Class A2, 5.69%, 04/30/2056(b)	14,284,000	14,175,970
Magnetite XXI Ltd., Series 2019-21A, Class AR2, 4.71% (3 mo. Term SOFR + 0.98%), 04/20/2034(b)(f)	12,889,828	12,897,536
Metronet Infrastructure Issuer LLC, Series 2025-1A, Class A2, 6.01%, 07/20/2055(i)	4,750,000	4,793,494
Neuberger Berman Loan Advisers Clo 54, Ltd., Series 2024- 54A, Class AR, 4.95% (3 mo. Term SOFR + 1.20%), 04/23/2038(b)(f)	6,000,000	6,021,078
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/06/2055(b)	1,795,500	1,770,137
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056(b)	22,550,000	22,517,609
Signal Peak CLO 5 Ltd., Series 2018-5A, Class A1R2, 5.04% (3 mo. Term SOFR + 1.23%), 04/25/2037(b)(f)	6,000,000	6,009,372
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	2,424,625	2,266,547
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	2,386,592	2,041,567
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	4,654,103	4,606,979
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	5,107,035	5,124,406
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	7,633,042	7,642,503
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	5,251,462	5,023,947
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	4,843,725	4,742,315
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	4,971,450	4,827,288
Taco Bell Funding LLC,
Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	4,150,000	4,058,398
Series 2025-1A, Class A2II, 5.05%, 08/25/2055(b)	2,410,000	2,342,990
Wells Fargo Commercial Mortgage Trust, Series 2026-C66, Class A5, 5.65%, 04/15/2059	2,160,000	2,199,211
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	4,161,722	4,062,607
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value

Zaxby’s Funding LLC, Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	$3,028,200	$3,066,873
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	5,671,000	5,713,361
Total Asset-Backed Securities (Cost $230,745,365)		228,770,845
U.S. Treasury Securities–4.82%
U.S. Treasury Bills–0.45%
3.61% - 3.71%, 09/17/2026(k)(l)	10,813,000	10,795,536
3.78% - 3.97%, 01/14/2027(k)	6,717,000	6,621,246
		17,416,782
U.S. Treasury Bonds–1.09%
5.00%, 05/15/2046	3,313,000	3,215,939
5.13%, 08/15/2046	7,847,900	7,741,218
5.00%, 05/15/2056	32,541,400	31,369,401
		42,326,558
U.S. Treasury Notes–3.28%
4.13%, 08/31/2028	3,954,600	3,938,922
4.25%, 08/15/2029	9,406,100	9,366,785
4.38%, 08/31/2031	43,213,400	42,982,141
4.50%, 08/31/2033	10,481,500	10,413,534
4.63%, 08/15/2036	61,084,400	60,497,417
		127,198,799
Total U.S. Treasury Securities (Cost $186,920,744)		186,942,139
Variable Rate Senior Loan Interests–3.39%(m)(n)
Aerospace & Defense–0.05%
TransDigm, Inc., Term Loan M, 6.19% (1 mo. Term SOFR + 2.50%), 08/19/2032	1,999,027	2,007,773
Automotive Retail–0.01%
Carvana Co., Term Loan, 5.94% (1 mo. Term SOFR + 2.25%), 08/12/2033	342,857	341,715
Broadcasting–0.12%
Clarios Global L.P./Clarios US Finance Co., Term Loan, 6.19% (1 mo. Term SOFR + 2.50%), 01/28/2032	970,622	974,990
Nexstar Broadcasting, Inc., Term Loan B, 6.44% (1 mo. Term SOFR + 2.75%), 03/18/2033	3,845,143	3,862,504
		4,837,494
Health Care Equipment–0.23%
Olympus Holdings,
Term Loan, 5.97%, 06/01/2051(i)	1,111,775	1,111,775
5.77%, 07/16/2051(i)	7,693,820	7,693,820
		8,805,595
Health Care Facilities–0.04%
Select Medical Corp., Term Loan B, 6.41% (1 mo. Term SOFR + 0.20%), 11/30/2031	1,631,515	1,641,034
Principal Amount		Value
Interactive Home Entertainment–0.22%
Oak-Eagle AcquireCo, Inc. (Electronic Arts Inc; EA), Term Loan B, 7.25% (3 mo. Term SOFR + 3.50%), 08/04/2033	$8,497,000	$8,592,591
Marine Transportation–0.06%
Carrix Holdings LLC, Delayed Draw Term Loan, —%, 07/27/2033(o)(p)	403,000	403,254
Carrix, Inc., Term Loan B, 5.81% (3 mo. Term SOFR + 2.00%), 07/15/2033	2,018,000	2,019,271
		2,422,525
Real Estate Development–0.18%
VCI Asset Holdings 2 LLC, Term Loan, 7.38%, 02/06/2031(i)	6,617,938	6,816,477
Restaurants–1.01%
Raising Cane’s Restaurants LLC,
Term Loan B, 5.69% (1 mo. Term SOFR + 2.00%), 09/10/2031	10,290,141	10,232,259
5.65% (1 mo. Term SOFR + 2.00%), 05/30/2033	7,487,366	7,449,929
Term Loan, 5.69% (1 mo. Term SOFR + 2.00%), 11/03/2032	21,511,900	21,374,117
		39,056,305
Specialty Chemicals–0.04%
Castrol (SP Motion Holdco EUR/Stonepeak Motion Finco LLC USD) (United Kingdom), Term Loan B, —%, 06/24/2033(o)	1,685,250	1,693,828
Systems Software–1.43%
CoreWeave Compute Acquisition Co. VIII LLC,
Delayed Draw Term Loan, 3.11% (1 mo. Term SOFR + 2.25%), 03/31/2032	26,794,867	26,727,880
0.00%, 03/31/2032(p)	28,694,704	28,622,967
		55,350,847
Total Variable Rate Senior Loan Interests (Cost $131,279,990)		131,566,184
Shares
Preferred Stocks–1.40%
Aerospace & Defense–0.09%
Boeing Co. (The), 6.00%, Conv. Pfd.	52,000	3,371,680
Diversified Banks–0.42%
Citigroup, Inc., 6.25%, Series II, Pfd.	1,325	32,065
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	14,224	16,272,540
		16,304,605
Diversified Financial Services–0.19%
Apollo Global Management, Inc., 7.63%, Pfd.(e)	287,800	7,382,070
Electric Utilities–0.02%
Southern Co. (The), 7.13%, Series A, Conv. Pfd.	15,000	717,750
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

	Shares		Value
Interactive Media & Services–0.14%
Alphabet, Inc., 6.25%, Series A, Conv. Pfd.		110,480	$5,353,861
Investment Banking & Brokerage–0.27%
Morgan Stanley, 7.13%, Series E, Pfd.		256,997	6,543,144
Morgan Stanley, 6.88%, Series F, Pfd.		150,000	3,793,500
			10,336,644
Regional Banks–0.17%
M&T Bank Corp., 7.50%, Series J, Pfd.		251,487	6,739,851
Systems Software–0.10%
Oracle Corp., 6.50%, Class D, Conv. Pfd.		82,945	3,871,873
Total Preferred Stocks (Cost $55,049,274)			54,078,334

Exchange-Traded Funds–0.77%
Invesco Core Fixed Income ETF(q)		216,500	5,333,304
Invesco High Yield Systematic Bond ETF(c)(q)		209,200	4,667,252
Invesco Short Duration High Yield ETF(q)		9,000	228,015
Invesco Short Duration Total Return Bond ETF(q)		610,300	15,172,119
Invesco Total Return Bond ETF(q)		100,000	4,604,000
Total Exchange-Traded Funds (Cost $31,616,855)			30,004,690
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.12%(r)
Drug Retail–0.02%
Boots Group Finco L.P. (United Kingdom), 5.38%, 08/31/2032(b)	EUR	750,000	890,110
Movies & Entertainment–0.08%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	2,600,000	3,054,203
Wireless Telecommunication Services–0.02%
VMED O2 UK Financing I PLC (United Kingdom), 4.50%, 07/15/2031(b)	GBP	525,000	584,628
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $4,371,054)			4,528,941
Shares		Value
Common Stocks & Other Equity Interests–0.02%
Internet Services & Infrastructure–0.02%
VCI Compute II LLC (Cost $720,316)(i)	720,316	$720,316
Principal Amount
Municipal Obligations–0.00%
Florida Development Finance Corp. (Palm Bay Academy, Inc.),
Series 2017, Ref. RB, 0.00%, 05/15/2037(b)(d)(i)	$360,000	0
Series 2017, Ref. RB, 9.00%, 05/15/2037(b)(i)	350,000	0
Total Municipal Obligations (Cost $410,439)		0

Options Purchased–0.04%
(Cost $2,390,461)(s)		1,589,665
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.34% (Cost $3,968,767,560)		3,889,848,537
Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–12.50%
Invesco Private Government Fund, 3.73%(q)(t)(u)	124,550,998	124,550,998
Invesco Private Prime Fund, 3.82%(q)(t)(u)	359,757,176	359,829,127
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $484,349,456)		484,380,125
TOTAL INVESTMENTS IN SECURITIES–112.84% (Cost $4,453,117,016)		4,374,228,662
OTHER ASSETS LESS LIABILITIES—(12.84)%		(497,743,043)
NET ASSETS–100.00%		$3,876,485,619
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $1,467,074,219, which represented 37.85% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)	Zero coupon bond issued at a discount.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2026.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Perpetual bond with no specified maturity date.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2026 was $1,506,327, which represented less than 1% of the Fund’s Net Assets.

(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M.
(m)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(n)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(o)	This variable rate interest will settle after August 31, 2026, at which time the interest rate will be determined.
(p)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Invesco Core Fixed Income ETF	$3,506,057	$2,023,050	$-	$(195,803)	$-	$5,333,304	$112,110
Invesco High Yield Systematic Bond ETF	4,393,386	309,876	-	(36,010)	-	4,667,252	158,878
Invesco Short Duration High Yield ETF	231,170	-	-	(3,155)	-	228,015	6,448
Invesco Short Duration Total Return Bond ETF	15,203,160	174,505	-	(205,546)	-	15,172,119	343,590
Invesco Total Return Bond ETF	4,795,000	-	-	(191,000)	-	4,604,000	110,227
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	6,764,241	270,150,291	(276,914,532)	-	-	-	199,916
Invesco Treasury Portfolio, Institutional Class	12,562,162	501,707,683	(514,269,845)	-	-	-	369,709
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	154,351,891	323,783,204	(353,584,097)	-	-	124,550,998	2,541,865*
Invesco Private Prime Fund	399,162,200	661,778,875	(701,073,930)	30,669	(68,687)	359,829,127	6,918,993*
Total	$600,969,267	$1,759,927,484	$(1,845,842,404)	$(600,845)	$(68,687)	$514,384,815	$10,761,736

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(s)	The table below details options purchased.
(t)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(u)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	01/15/2027	77	USD	7,900.00	USD	60,830,000	$1,589,665

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	2,021	December-2026	$414,778,674	$(902,892)	$(902,892)
U.S. Treasury 10 Year Ultra Notes	64	December-2026	7,003,000	(31,054)	(31,054)
U.S. Treasury Long Bonds	279	December-2026	30,306,375	(104,722)	(104,722)
U.S. Treasury Ultra Bonds	901	December-2026	99,138,156	(509,371)	(509,371)
Subtotal—Long Futures Contracts				(1,548,039)	(1,548,039)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	139	December-2026	(14,692,734)	56,698	56,698
U.S. Treasury 10 Year Notes	984	December-2026	(105,933,750)	529,305	529,305
Subtotal—Short Futures Contracts				586,003	586,003
Total Futures Contracts				$(962,036)	$(962,036)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/28/2026	Bank of New York Mellon (The)	USD	285,269	GBP	210,000	$(690)
10/28/2026	Goldman Sachs International	GBP	345,000	USD	461,383	(6,138)
10/28/2026	Royal Bank of Scotland plc	GBP	210,000	USD	283,386	(1,193)
10/28/2026	State Street Bank & Trust Co.	EUR	643,000	USD	736,581	(11,920)
10/28/2026	State Street Bank & Trust Co.	USD	664,439	EUR	570,000	(916)
Total Forward Foreign Currency Contracts						$(20,857)

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,937,150,705)*	$3,859,843,847
Investments in affiliates, at value (Cost $515,966,311)	514,384,815
Foreign currencies, at value (Cost $17,494)	17,407
Receivable for:
Investments sold	148,220,306
Fund shares sold	2,022,669
Dividends	511,766
Interest	46,775,960
Investments matured, at value (Cost $428,663)	36,210
Investment for trustee deferred compensation and retirement plans	232,131
Other assets	114,620
Total assets	4,572,159,731
Liabilities:
Other investments:
Variation margin payable — futures contracts	642,188
Unrealized depreciation on forward foreign currency contracts outstanding	20,857
Payable for:
Investments purchased	161,253,045
Dividends	2,775,427
Fund shares reacquired	2,883,716
Amount due to custodian	12,893,980
Collateral upon return of securities loaned	484,349,456
Accrued fees to affiliates	1,180,619
Accrued trustees’ and officers’ fees and benefits	9,819
Accrued other operating expenses	328,188
Trustee deferred compensation and retirement plans	239,113
Unfunded loan commitments	29,097,704
Total liabilities	695,674,112
Net assets applicable to shares outstanding	$3,876,485,619
Net assets consist of:
Shares of beneficial interest	$4,464,044,823
Distributable earnings (loss)	(587,559,204)
$3,876,485,619
Net Assets:
Class A	$1,059,557,566
Class C	$22,010,947
Class R	$20,764,608
Class Y	$1,234,720,673
Class R5	$16,246,454
Class R6	$1,523,185,371
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	174,575,690
Class C	3,607,062
Class R	3,419,360
Class Y	203,102,933
Class R5	2,674,240
Class R6	250,521,098
Class A:
Net asset value per share	$6.07
Maximum offering price per share (Net asset value of $6.07 ÷ 95.75%)	$6.34
Class C:
Net asset value and offering price per share	$6.10
Class R:
Net asset value and offering price per share	$6.07
Class Y:
Net asset value and offering price per share	$6.08
Class R5:
Net asset value and offering price per share	$6.08
Class R6:
Net asset value and offering price per share	$6.08

*	At August 31, 2026, securities with an aggregate value of $466,586,648 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $16,268)	$108,524,396
Dividends	1,618,240
Dividends from affiliates (includes net securities lending income of $511,836)	1,812,714
Total investment income	111,955,350
Expenses:
Advisory fees	5,416,706
Administrative services fees	290,909
Custodian fees	50,504
Distribution fees:
Class A	1,374,318
Class C	121,961
Class R	52,666
Transfer agent fees — A, C, R and Y	1,870,197
Transfer agent fees — R5	8,358
Transfer agent fees — R6	234,599
Trustees’ and officers’ fees and benefits	26,453
Registration and filing fees	79,669
Reports to shareholders	131,379
Professional services fees	35,744
Other	26,286
Total expenses	9,719,749
Less: Fees waived and/or expenses reimbursed	(63,876)
Net expenses	9,655,873
Net investment income	102,299,477
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(23,686,444)
Affiliated investment securities	(68,687)
Foreign currencies	2,976
Forward foreign currency contracts	55,074
Futures contracts	(12,558,502)
(36,255,583)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(140,450,693)
Affiliated investment securities	(600,845)
Foreign currencies	(203)
Forward foreign currency contracts	(166)
Futures contracts	(3,913,160)
(144,965,067)
Net realized and unrealized gain (loss)	(181,220,650)
Net increase (decrease) in net assets resulting from operations	$(78,921,173)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)
	August 31, 2026	February 28, 2026
Operations:
Net investment income	$102,299,477	$199,267,912
Net realized gain (loss)	(36,255,583)	17,416,231
Change in net unrealized appreciation (depreciation)	(144,965,067)	35,498,694
Net increase (decrease) in net assets resulting from operations	(78,921,173)	252,182,837
Distributions to shareholders from distributable earnings:
Class A	(27,159,291)	(55,376,532)
Class C	(515,174)	(1,190,729)
Class R	(493,944)	(914,817)
Class Y	(34,133,179)	(69,865,669)
Class R5	(437,450)	(926,261)
Class R6	(40,821,909)	(76,221,422)
Total distributions from distributable earnings	(103,560,947)	(204,495,430)
Share transactions–net:
Class A	(24,927,824)	(939,897)
Class C	(2,952,824)	(3,996,603)
Class R	1,317,984	1,678,695
Class Y	(84,433,962)	33,493,291
Class R5	126,143	(1,126,649)
Class R6	35,256,606	257,900,413
Net increase (decrease) in net assets resulting from share transactions	(75,613,877)	287,009,250
Net increase (decrease) in net assets	(258,095,997)	334,696,657
Net assets:
Beginning of period	4,134,581,616	3,799,884,959
End of period	$3,876,485,619	$4,134,581,616
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/26	$6.35	$0.15	$(0.28)	$(0.13)	$(0.15)	$—	$(0.15)	$6.07	(2.00)%	$1,059,558	0.70%(d)	0.70%(d)	4.87%(d)	144%
Year ended 02/28/26	6.28	0.30	0.08	0.38	(0.31)	—	(0.31)	6.35	6.27	1,134,326	0.71	0.71	4.85	219
Year ended 02/28/25	6.17	0.31	0.11	0.42	(0.31)	—	(0.31)	6.28	6.98	1,123,034	0.71	0.71	5.03	146
Year ended 02/29/24	6.18	0.30	(0.02)	0.28	(0.29)	—	(0.29)	6.17	4.72	1,086,043	0.75	0.75	4.89	195
Year ended 02/28/23	7.15	0.25	(0.98)	(0.73)	(0.24)	—	(0.24)	6.18	(10.14)	1,048,198	0.77	0.77	3.91	171
Year ended 02/28/22	7.80	0.21	(0.49)	(0.28)	(0.21)	(0.16)	(0.37)	7.15	(3.79)	1,295,987	0.72	0.72	2.66	133
Class C
Six months ended 08/31/26	6.39	0.13	(0.29)	(0.16)	(0.13)	—	(0.13)	6.10	(2.48)	22,011	1.45 (d)	1.45 (d)	4.12 (d)	144
Year ended 02/28/26	6.32	0.26	0.08	0.34	(0.27)	—	(0.27)	6.39	5.52 (e)	26,084	1.43 (e)	1.43 (e)	4.13 (e)	219
Year ended 02/28/25	6.22	0.27	0.10	0.37	(0.27)	—	(0.27)	6.32	6.01	29,816	1.46	1.46	4.28	146
Year ended 02/29/24	6.22	0.25	(0.00)	0.25	(0.25)	—	(0.25)	6.22	4.11	32,470	1.50	1.50	4.14	195
Year ended 02/28/23	7.20	0.20	(0.98)	(0.78)	(0.20)	—	(0.20)	6.22	(10.84)(e)	35,770	1.51 (e)	1.51 (e)	3.17 (e)	171
Year ended 02/28/22	7.86	0.15	(0.49)	(0.34)	(0.16)	(0.16)	(0.32)	7.20	(4.60)	51,444	1.47	1.47	1.91	133
Class R
Six months ended 08/31/26	6.35	0.14	(0.27)	(0.13)	(0.15)	—	(0.15)	6.07	(2.12)	20,765	0.95 (d)	0.95 (d)	4.62 (d)	144
Year ended 02/28/26	6.28	0.29	0.08	0.37	(0.30)	—	(0.30)	6.35	6.00	20,383	0.96	0.96	4.60	219
Year ended 02/28/25	6.18	0.30	0.10	0.40	(0.30)	—	(0.30)	6.28	6.55	18,461	0.96	0.96	4.78	146
Year ended 02/29/24	6.18	0.28	(0.00)	0.28	(0.28)	—	(0.28)	6.18	4.62	15,237	1.00	1.00	4.64	195
Year ended 02/28/23	7.15	0.23	(0.97)	(0.74)	(0.23)	—	(0.23)	6.18	(10.38)	12,401	1.02	1.02	3.66	171
Year ended 02/28/22	7.81	0.19	(0.49)	(0.30)	(0.20)	(0.16)	(0.36)	7.15	(4.16)	13,750	0.97	0.97	2.41	133
Class Y
Six months ended 08/31/26	6.36	0.16	(0.28)	(0.12)	(0.16)	—	(0.16)	6.08	(1.86)	1,234,721	0.45 (d)	0.45 (d)	5.12 (d)	144
Year ended 02/28/26	6.29	0.32	0.08	0.40	(0.33)	—	(0.33)	6.36	6.53	1,379,333	0.46	0.46	5.10	219
Year ended 02/28/25	6.19	0.33	0.10	0.43	(0.33)	—	(0.33)	6.29	7.07	1,330,961	0.46	0.46	5.28	146
Year ended 02/29/24	6.19	0.31	(0.00)	0.31	(0.31)	—	(0.31)	6.19	5.15	870,887	0.50	0.50	5.14	195
Year ended 02/28/23	7.16	0.27	(0.98)	(0.71)	(0.26)	—	(0.26)	6.19	(9.89)	594,737	0.52	0.52	4.16	171
Year ended 02/28/22	7.82	0.23	(0.50)	(0.27)	(0.23)	(0.16)	(0.39)	7.16	(3.66)	576,512	0.47	0.47	2.91	133
Class R5
Six months ended 08/31/26	6.36	0.16	(0.28)	(0.12)	(0.16)	—	(0.16)	6.08	(1.84)	16,246	0.40 (d)	0.40 (d)	5.17 (d)	144
Year ended 02/28/26	6.29	0.32	0.08	0.40	(0.33)	—	(0.33)	6.36	6.58	16,873	0.41	0.41	5.15	219
Year ended 02/28/25	6.18	0.33	0.11	0.44	(0.33)	—	(0.33)	6.29	7.29	17,795	0.41	0.41	5.33	146
Year ended 02/29/24	6.18	0.32	(0.01)	0.31	(0.31)	—	(0.31)	6.18	5.21	16,570	0.44	0.44	5.20	195
Year ended 02/28/23	7.16	0.27	(0.98)	(0.71)	(0.27)	—	(0.27)	6.18	(9.96)	13,992	0.43	0.43	4.25	171
Year ended 02/28/22	7.81	0.23	(0.48)	(0.25)	(0.24)	(0.16)	(0.40)	7.16	(3.47)	14,978	0.42	0.42	2.96	133
Class R6
Six months ended 08/31/26	6.36	0.16	(0.27)	(0.11)	(0.17)	—	(0.17)	6.08	(1.81)	1,523,185	0.33 (d)	0.33 (d)	5.24 (d)	144
Year ended 02/28/26	6.29	0.33	0.08	0.41	(0.34)	—	(0.34)	6.36	6.66	1,557,583	0.34	0.34	5.22	219
Year ended 02/28/25	6.19	0.34	0.10	0.44	(0.34)	—	(0.34)	6.29	7.20	1,279,819	0.34	0.34	5.40	146
Year ended 02/29/24	6.19	0.32	(0.00)	0.32	(0.32)	—	(0.32)	6.19	5.28	1,079,568	0.37	0.37	5.27	195
Year ended 02/28/23	7.16	0.28	(0.98)	(0.70)	(0.27)	—	(0.27)	6.19	(9.77)	840,705	0.37	0.37	4.31	171
Year ended 02/28/22	7.82	0.23	(0.49)	(0.26)	(0.24)	(0.16)	(0.40)	7.16	(3.54)	959,566	0.35	0.35	3.03	133

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.97% and 0.99% for the years ended February 28, 2026 and 2023, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Corporate Bond Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s primary investment objective is to seek to provide current income with preservation of capital. Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s most recently reported net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Corporate Bond Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may participate in securities lending and may lend portfolio securities having a market value up to one-third of the Fund’s total

Invesco Corporate Bond Fund

assets. Such loans are secured by cash collateral provided by the borrower equal to no less than 102% (105% for foreign securities) of the market value of the loaned securities determined daily by the securities lending agent. Cash collateral received in connection with these loans is invested in short-term money market instruments or in affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act or affiliated money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to a borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits associated with owning the securities, including through an obligation of the borrower to pay the Fund the amount of dividends or interest generated by the loaned security. Securities loans are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund the securities loaned and the Fund is required to return the collateral. Upon the failure of the borrower to return the loaned securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Lending securities entails a risk of loss to the Fund if the market value of the loaned securities increases, the borrower fails to provide additional collateral as required, and the borrower fails to return the loaned securities. Additionally, the Fund could experience delays and costs in gaining access to the collateral and the loaned securities may increase in value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the securities lending agent. However, the Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss incurred on the investment of that cash collateral. Dividends or income received on cash collateral investments, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as the affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as securities lending agent for the Fund. To the extent the Fund utilizes the Adviser as the affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended August 31, 2026, the Fund engaged in securities lending transactions with respect to which the Adviser acted as securities lending agent, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk

Invesco Corporate Bond Fund

since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Call Options Purchased and Written – The Fund may write call options to seek to manage risk exposures in the Fund’s investment portfolio or to earn premiums and/or buy call options for the purpose of acquiring the underlying reference asset for its portfolio, or on underlying reference assets against which it has written other call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period.  An uncovered call option exists without the ownership of the underlying security.  Options written by the Fund normally will have expiration dates between three and nine months from the date written.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities.  The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written.  If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.  If a written call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.  Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Options written. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities.  The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased.  Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.  A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
O.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
P.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
Q.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.420%
Next $750 million	0.350%
Over $1.25 billion	0.220%
For the six months ended August 31, 2026, the effective advisory fee rate incurred by the Fund was 0.27%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended August 31, 2026, the Adviser waived advisory fees of $63,876.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services.

Invesco Corporate Bond Fund

IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2026, IDI advised the Fund that IDI retained $38,448 in front-end sales commissions from the sale of Class A shares and $4,096 and $492 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$3,239,612,458	$12,034,965	$3,251,647,423
Asset-Backed Securities	—	216,848,331	11,922,514	228,770,845
U.S. Treasury Securities	—	186,942,139	—	186,942,139
Variable Rate Senior Loan Interests	—	115,944,112	15,622,072	131,566,184
Preferred Stocks	54,078,334	—	—	54,078,334
Exchange-Traded Funds	30,004,690	—	—	30,004,690
Non-U.S. Dollar Denominated Bonds & Notes	—	4,528,941	—	4,528,941
Common Stocks & Other Equity Interests	—	—	720,316	720,316
Municipal Obligations	—	—	—	—
Options Purchased	1,589,665	—	—	1,589,665
Money Market Funds	—	484,380,125	—	484,380,125
Total Investments in Securities	85,672,689	4,248,256,106	40,299,867	4,374,228,662
Other Investments - Assets*
Investments Matured	—	36,210	—	36,210
Futures Contracts	586,003	—	—	586,003
	586,003	36,210	—	622,213
Other Investments - Liabilities*
Futures Contracts	(1,548,039)	—	—	(1,548,039)
Forward Foreign Currency Contracts	—	(20,857)	—	(20,857)
	(1,548,039)	(20,857)	—	(1,568,896)
Total Other Investments	(962,036)	15,353	—	(946,683)
Total Investments	$84,710,653	$4,248,271,459	$40,299,867	$4,373,281,979

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.

Invesco Corporate Bond Fund

NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2026:
	Value
Derivative Assets	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$586,003	$586,003
Options purchased, at value — Exchange-Traded(b)	1,589,665	—	1,589,665
Total Derivative Assets	1,589,665	586,003	2,175,668
Derivatives not subject to master netting agreements	(1,589,665)	(586,003)	(2,175,668)
Total Derivative Assets subject to master netting agreements	$—	$—	$—
	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$(1,548,039)	$(1,548,039)
Unrealized depreciation on forward foreign currency contracts outstanding	(20,857)	—	(20,857)
Total Derivative Liabilities	(20,857)	(1,548,039)	(1,568,896)
Derivatives not subject to master netting agreements	—	1,548,039	1,548,039
Total Derivative Liabilities subject to master netting agreements	$(20,857)	$—	$(20,857)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2026.
	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$(690)	$(690)	$—	$—	$(690)
Goldman Sachs International	(6,138)	(6,138)	—	—	(6,138)
Royal Bank of Scotland plc	(1,193)	(1,193)	—	—	(1,193)
State Street Bank & Trust Co.	(12,836)	(12,836)	—	—	(12,836)
Total	$(20,857)	$(20,857)	$—	$—	$(20,857)
Effect of Derivative Investments for the six months ended August 31, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$55,074	$-	$-	$55,074
Futures contracts	-	-	(12,558,502)	(12,558,502)
Options purchased(a)	-	1,405,095	-	1,405,095

Invesco Corporate Bond Fund

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Interest Rate Risk	Total
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	$(166)	$-	$-	$(166)
Futures contracts	-	-	(3,913,160)	(3,913,160)
Options purchased(a)	-	175,920	-	175,920
Total	$54,908	$1,581,015	$(16,471,662)	$(14,835,739)

(a)
Options purchased are included in the net realized gain (loss) from unaffiliated investment securities and the change in net unrealized appreciation (depreciation)
of unaffiliated investment securities.

The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Index Options Purchased
Average notional value	$2,537,148	$926,893,490	$60,288,833
Average contracts	—	—	80

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of August 31, 2026. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.
Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Carrix Holdings LLC	Delayed Draw Term Loan	$403,000	$254
CoreWeave Compute Acquisition Co. VIII LLC	Delayed Draw Term Loan	28,694,704	(71,737)
		$29,097,704	$(71,483)
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$98,185,955	$371,240,859	$469,426,814
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2026 was $2,888,170,592 and $2,966,298,747, respectively. As of August 31, 2026, the aggregate cost of

Invesco Corporate Bond Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$17,585,387
Aggregate unrealized (depreciation) of investments	(104,675,272)
Net unrealized appreciation (depreciation) of investments	$(87,089,885)
Cost of investments for tax purposes is $4,460,371,864.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold:
Class A	8,509,241	$52,655,176	23,502,926	$147,433,641
Class C	163,008	1,013,000	889,999	5,579,523
Class R	431,371	2,677,457	931,248	5,832,843
Class Y	23,713,729	147,027,436	57,656,892	362,058,945
Class R5	125,222	775,036	326,141	2,030,475
Class R6	27,089,500	167,650,839	81,118,689	506,272,953
Issued as reinvestment of dividends:
Class A	3,749,464	23,089,400	7,638,820	47,910,613
Class C	65,909	408,322	148,253	935,340
Class R	79,773	491,578	145,110	910,682
Class Y	4,035,171	24,890,874	8,284,092	52,038,564
Class R5	70,707	435,733	146,969	922,810
Class R6	6,068,137	37,423,546	11,193,128	70,357,615
Automatic conversion of Class C shares to Class A shares:
Class A	337,773	2,083,751	566,781	3,541,973
Class C	(335,693)	(2,083,751)	(563,190)	(3,541,973)
Reacquired:
Class A	(16,637,840)	(102,756,151)	(31,929,463)	(199,826,124)
Class C	(369,737)	(2,290,395)	(1,109,649)	(6,969,493)
Class R	(299,960)	(1,851,051)	(806,416)	(5,064,830)
Class Y	(41,465,336)	(256,352,272)	(60,679,764)	(380,604,218)
Class R5	(175,997)	(1,084,626)	(649,609)	(4,079,934)
Class R6	(27,450,448)	(169,817,779)	(50,904,942)	(318,730,155)
Net increase (decrease) in share activity	(12,296,006)	$(75,613,877)	45,906,015	$287,009,250

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Corporate Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Corporate Bond Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that
Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Credit Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis ).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year and three year periods, and above the performance of the Index for the five year period. The Board also considered recent changes to the Fund’s

Invesco Corporate Bond Fund

portfolio management team. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues

Invesco Corporate Bond Fund

generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

Invesco Corporate Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

Invesco Corporate Bond Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
VK-CBD-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2026
Invesco Government Money Market Fund
Nasdaq:
Invesco Cash Reserve: AIMXX ■ A: ADAXX ■ AX: ACZXX ■ C: ACNXX ■ CX: ACXXX
■ R: AIRXX ■ Y: AIYXX ■ Investor: INAXX ■ R6: INVXX

2	Schedule of Investments
6	Financial Statements
9	Financial Highlights
11	Notes to Financial Statements
15	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-39.97%
U.S. Treasury Bills-38.36%(a)
U.S. Treasury Bills	3.72%	09/10/2026	$250,000	$249,768,750
U.S. Treasury Bills	3.82%	09/22/2026	30,000	29,933,588
U.S. Treasury Bills	3.70%	09/29/2026	100,000	99,714,166
U.S. Treasury Bills	3.78%	10/01/2026	50,000	49,844,167
U.S. Treasury Bills	3.71%	10/13/2026	150,000	149,358,625
U.S. Treasury Bills	3.80%	10/15/2026	150,000	149,310,667
U.S. Treasury Bills	3.72%	10/20/2026	25,000	24,875,118
U.S. Treasury Bills	3.77%	10/22/2026	35,000	34,815,054
U.S. Treasury Bills	3.82%	10/27/2026	25,000	24,853,389
U.S. Treasury Bills	3.85%	10/29/2026	75,000	74,539,021
U.S. Treasury Bills	3.84%	11/03/2026	50,000	49,667,938
U.S. Treasury Bills	3.77%-3.79%	11/05/2026	175,000	173,819,094
U.S. Treasury Bills	3.84%	11/10/2026	50,000	49,631,528
U.S. Treasury Bills	3.77%	11/12/2026	100,000	99,253,000
U.S. Treasury Bills	3.79%	11/17/2026	75,000	74,399,240
U.S. Treasury Bills	3.91%	11/24/2026	100,000	99,100,150
U.S. Treasury Bills	3.93%	12/01/2026	50,000	49,510,243
U.S. Treasury Bills	3.73%	12/03/2026	25,000	24,763,302
U.S. Treasury Bills	3.83%	12/08/2026	25,000	24,742,410
U.S. Treasury Bills	3.80%	12/15/2026	125,000	123,630,990
U.S. Treasury Bills	3.75%	12/17/2026	50,000	49,453,111
U.S. Treasury Bills	3.80%	12/22/2026	125,000	123,541,667
U.S. Treasury Bills	3.75%	12/29/2026	150,000	148,140,625
U.S. Treasury Bills	3.91%	01/21/2027	35,000	34,470,557
U.S. Treasury Bills	4.03%	01/28/2027	53,000	52,134,620
U.S. Treasury Bills	3.91%	02/11/2027	50,000	49,132,930
U.S. Treasury Bills	3.55%	02/18/2027	43,000	42,303,519
U.S. Treasury Bills	3.86%	02/25/2027	150,000	147,205,612
U.S. Treasury Bills	3.63%-3.80%	03/18/2027	20,000	19,606,337
U.S. Treasury Bills	3.79%	05/13/2027	38,000	37,021,394
U.S. Treasury Bills	4.11%	07/08/2027	10,000	9,659,431
				2,368,200,243
U.S. Treasury Floating Rate Notes-0.56%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.97%	04/30/2027	35,000	35,003,229
U.S. Treasury Notes-1.05%
U.S. Treasury Notes	4.13%	02/28/2027	50,000	50,138,887
U.S. Treasury Notes	0.50%	06/30/2027	15,000	14,582,029
				64,720,916
Total U.S. Treasury Securities (Cost $2,467,924,388)				2,467,924,388
U.S. Government Sponsored Agency Securities-18.88%
Federal Farm Credit Bank (FFCB)-17.99%
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.79%	09/04/2026	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.79%	09/09/2026	45,000	45,000,125
Federal Farm Credit Bank (1 mo. EFFR + 0.05%)(b)	3.68%	09/17/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.79%	09/25/2026	99,000	99,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.79%	10/01/2026	11,000	11,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.79%	10/15/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.79%	12/02/2026	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	3.72%	12/07/2026	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.79%	12/09/2026	14,000	14,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.79%	12/18/2026	$10,000	$10,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	3.74%	12/29/2026	40,000	40,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.79%	12/30/2026	20,500	20,500,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.79%	01/14/2027	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	3.78%	01/27/2027	10,000	10,002,957
Federal Farm Credit Bank (SOFR + 0.13%)(b)	3.78%	02/03/2027	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	3.77%	02/10/2027	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	3.73%	03/11/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	3.72%	03/24/2027	41,000	41,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	3.72%	03/26/2027	45,000	45,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	3.73%	04/02/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	3.73%	04/09/2027	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	3.77%	05/06/2027	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	3.75%	05/27/2027	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	3.71%	06/23/2027	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	3.75%	06/29/2027	8,000	8,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	3.76%	07/21/2027	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	3.77%	07/30/2027	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	3.77%	08/27/2027	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	3.78%	09/02/2027	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	3.78%	09/22/2027	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	3.74%	09/28/2027	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.79%	10/01/2027	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	3.78%	11/03/2027	11,000	11,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	3.75%	12/01/2027	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	3.73%	01/20/2028	40,000	40,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	3.74%	02/02/2028	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	3.74%	02/17/2028	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	3.74%	03/24/2028	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	3.74%	04/17/2028	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	3.74%	04/28/2028	22,000	22,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	3.74%	05/12/2028	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	3.74%	05/19/2028	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	3.74%	06/02/2028	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	3.78%	07/06/2028	25,000	25,000,000
				1,110,503,082
Federal Home Loan Bank (FHLB)-0.89%
Federal Home Loan Bank (SOFR + 0.14%)(b)	3.79%	09/24/2026	10,000	10,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	3.76%	07/19/2027	30,000	30,000,000
Federal Home Loan Bank (SOFR + 0.12%)(b)	3.77%	07/20/2028	15,000	15,000,000
				55,000,000
Total U.S. Government Sponsored Agency Securities (Cost $1,165,503,082)				1,165,503,082
U.S. Government Sponsored Agency Mortgage-Backed Securities-5.17%
Federal Home Loan Mortgage Corp. (FHLMC)-2.80%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	3.79%	09/04/2026	40,000	40,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	3.79%	10/16/2026	20,000	20,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	3.79%	10/29/2026	10,000	10,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(b)	3.78%	04/23/2027	25,000	25,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	3.79%	09/22/2027	9,000	9,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	3.79%	10/06/2027	44,000	44,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	3.79%	10/14/2027	25,000	25,000,000
				173,000,000
Federal National Mortgage Association (FNMA)-2.37%
Federal National Mortgage Association (SOFR + 0.14%)(b)	3.79%	09/11/2026	6,000	6,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	3.79%	12/11/2026	16,000	16,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Association (FNMA)-(continued)
Federal National Mortgage Association (SOFR + 0.08%)(b)	3.73%	01/07/2028	$20,000	$20,000,000
Federal National Mortgage Association (SOFR + 0.09%)(b)	3.74%	02/02/2028	38,000	38,000,000
Federal National Mortgage Association (SOFR + 0.09%)(b)	3.74%	04/06/2028	25,000	25,000,000
Federal National Mortgage Association (SOFR + 0.09%)(b)	3.74%	05/08/2028	21,000	21,000,000
Federal National Mortgage Association (SOFR + 0.09%)(b)	3.74%	06/08/2028	20,000	20,000,000
				146,000,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $319,000,000)				319,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-64.02% (Cost $3,952,427,470)				3,952,427,470
			Repurchase Amount
Repurchase Agreements-38.36%(c)
Bank of Montreal, joint term agreement dated 08/19/2026, aggregate maturing value of $1,003,373,333 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.50% - 6.50%; 09/25/2031 - 09/01/2056)(d)	3.68%	09/21/2026	50,168,667	50,000,000
Bank of Montreal, joint term agreement dated 08/28/2026, aggregate maturing value of $750,538,125 (collateralized by agency mortgage-backed securities valued at $765,000,000; 2.50% - 7.24%; 01/01/2030 - 06/20/2072)(d)	3.69%	09/04/2026	100,071,750	100,000,000
Bank of Montreal, joint term agreement dated 08/28/2026, aggregate maturing value of $751,073,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,036; 1.25% - 4.63%; 12/15/2028 - 11/20/2055)(d)	3.68%	09/11/2026	100,143,111	100,000,000
Bank of Montreal, joint term agreement dated 08/31/2026, aggregate maturing value of $1,053,766,875 (collateralized by agency mortgage-backed securities valued at $1,071,000,001; 1.25% - 5.50%; 07/16/2029 - 05/20/2073)(d)	3.69%	10/05/2026	50,179,375	50,000,000
Bank of Nova Scotia, joint agreement dated 08/31/2026, aggregate maturing value of $1,000,102,222 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 2.50% - 8.00%; 09/01/2038 - 10/20/2065)	3.68%	09/01/2026	150,015,333	150,000,000
BMO Capital Markets Corp., joint term agreement dated 08/31/2026, aggregate maturing value of $2,007,175,000 (collateralized by agency mortgage-backed securities valued at $2,040,000,005; 0.01% - 7.00%; 09/25/2026 - 04/20/2076)(d)	3.69%	10/05/2026	80,287,000	80,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/15/2026, aggregate maturing value of $3,329,128,889 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,264,011,086; 0.00% - 8.00%; 09/25/2026 - 06/15/2068)(d)	3.98%	07/15/2027	104,035,278	100,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/20/2026, aggregate maturing value of $4,152,444,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,204; 0.00% - 5.00%; 09/08/2026 - 05/15/2056)(d)	4.00%	06/28/2027	186,860,000	180,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2026, aggregate maturing value of $2,167,518,889 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,121,600,001; 0.81% - 7.50%; 11/25/2026 - 03/20/2066)(d)	4.15%	07/28/2027	182,363,368	175,000,000
BofA Securities, Inc., joint term agreement dated 07/16/2026, aggregate maturing value of $1,297,400,694 (collateralized by agency mortgage-backed securities valued at $1,275,000,010; 1.50% - 7.00%; 05/15/2027 - 10/20/2075)(d)	3.98%	06/24/2027	166,067,289	160,000,000
BofA Securities, Inc., joint term agreement dated 07/23/2026, aggregate maturing value of $3,649,551,111 (collateralized by U.S. Treasury obligations valued at $3,570,000,387; 0.13% - 5.00%; 11/30/2026 - 11/15/2055)(d)	4.18%	07/26/2027	125,127,467	120,000,000
BofA Securities, Inc., joint term agreement dated 08/19/2026, aggregate maturing value of $2,081,293,333 (collateralized by agency mortgage-backed securities valued at $2,040,000,008; 1.75% - 5.75%; 06/25/2027 - 05/20/2076)(d)	4.02%	08/19/2027	52,032,333	50,000,000
Citigroup Global Markets, Inc., joint term agreement dated 04/14/2026, aggregate maturing value of $519,111,806 (collateralized by agency mortgage-backed securities valued at $510,000,006; 0.13% - 7.50%; 05/25/2029 - 02/20/2074)	3.77%	04/15/2027	62,293,417	60,000,000
Fixed Income Clearing Corp. - ING Financial Markets, LLC, joint agreement dated 08/31/2026, aggregate maturing value of $3,000,305,833 (collateralized by U.S. Treasury obligations valued at $3,060,000,458; 1.13% - 5.25%; 09/15/2026 - 08/15/2056)	3.67%	09/01/2026	150,015,292	150,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 07/01/2026, aggregate maturing value of $1,610,167,709 (collateralized by U.S. Treasury obligations valued at $1,642,200,054; 1.25% - 4.25%; 07/31/2029 - 08/15/2035)(e)	3.75%	09/01/2026	$65,006,771	$65,000,000
J.P. Morgan Securities LLC, joint open agreement dated 02/13/2026 (collateralized by agency mortgage-backed securities valued at $510,000,005; 0.13% - 5.75%; 11/25/2035 - 06/25/2056)(f)	3.69%	09/01/2026	40,118,556	40,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/26/2026, aggregate maturing value of $650,468,826 (collateralized by U.S. Treasury obligations valued at $661,646,064; 0.00%; 05/15/2038 - 05/15/2047)(d)	3.67%	09/02/2026	25,019,654	25,001,813
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/26/2026, aggregate maturing value of $2,133,267,095 (collateralized by U.S. Treasury obligations valued at $2,173,916,886; 3.75% - 4.38%; 01/31/2027 - 08/31/2028)(d)	3.66%	09/02/2026	99,070,455	99,000,000
Natixis, joint term agreement dated 03/18/2026, aggregate maturing value of $746,898,291 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $747,660,077; 0.00% - 6.50%; 10/01/2026 - 10/20/2075)	3.73%	09/18/2026	40,758,433	40,000,000
RBC Dominion Securities Inc., joint term agreement dated 05/28/2026, aggregate maturing value of $2,040,724,444 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,060,345,878; 0.00% - 8.00%; 09/10/2026 - 06/15/2068)(d)	3.74%	12/10/2026	107,138,033	105,000,000
RBC Dominion Securities Inc., joint term agreement dated 07/30/2026, aggregate maturing value of $2,617,081,698 (collateralized by U.S. Treasury obligations valued at $2,575,824,102; 0.00% - 5.00%; 09/08/2026 - 05/15/2056)(d)	4.04%	07/23/2027	104,017,556	100,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2026, aggregate maturing value of $1,029,954,167 (collateralized by U.S. Treasury obligations valued at $1,020,671,585; 0.00% - 5.00%; 09/10/2026 - 02/15/2056)(d)	3.95%	05/26/2027	46,347,938	45,000,000
Royal Bank of Canada, joint term agreement dated 08/03/2026, aggregate maturing value of $3,122,359,167 (collateralized by U.S. Treasury obligations valued at $3,069,734,562; 0.00% - 5.00%; 09/24/2026 - 02/15/2056)(d)	4.09%	07/29/2027	104,078,639	100,000,000
Royal Bank of Canada, joint term agreement dated 09/29/2025, aggregate maturing value of $2,075,086,640 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,116,588,474; 0.00% - 7.00%; 04/15/2027 - 01/07/2062)(d)	3.69%	09/01/2026	58,963,080	57,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2026, aggregate maturing value of $4,000,408,889 (collateralized by agency mortgage-backed securities valued at $4,090,844,766; 2.00% - 5.50%; 02/20/2046 - 12/20/2055)	3.68%	09/01/2026	82,038,653	82,030,268
Wells Fargo Securities, LLC, joint term agreement dated 08/17/2026, aggregate maturing value of $2,029,944,444 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $2,040,000,002; 0.00% - 7.50%; 09/01/2026 - 08/20/2056)	3.85%	01/04/2027	86,272,639	85,000,000
Total Repurchase Agreements (Cost $2,368,032,081)				2,368,032,081
TOTAL INVESTMENTS IN SECURITIES(g)-102.38% (Cost $6,320,459,551)				6,320,459,551
OTHER ASSETS LESS LIABILITIES-(2.38)%				(146,901,612)
NET ASSETS-100.00%				$6,173,557,939
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2026.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(f)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(g)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Government Money Market Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value and cost	$3,952,427,470
Repurchase agreements, at value and cost	2,368,032,081
Receivable for:
Fund shares sold	4,317,873
Interest	18,474,553
Investment for trustee deferred compensation and retirement plans	318,010
Other assets	3,913
Total assets	6,343,573,900
Liabilities:
Payable for:
Investments purchased	148,140,626
Fund shares reacquired	15,946,875
Dividends	2,324,061
Accrued fees to affiliates	3,131,323
Accrued trustees’ and officers’ fees and benefits	17,139
Accrued operating expenses	127,327
Trustee deferred compensation and retirement plans	328,610
Total liabilities	170,015,961
Net assets applicable to shares outstanding	$6,173,557,939
Net assets consist of:
Shares of beneficial interest	$6,174,046,805
Distributable earnings (loss)	(488,866)
$6,173,557,939
Net Assets:
Invesco Cash Reserve	$4,918,545,914
Class A	$301,053,975
Class AX	$55,734,833
Class C	$103,286,278
Class CX	$73,110
Class R	$190,539,727
Class Y	$406,758,558
Investor Class	$185,201,271
Class R6	$12,364,273
Shares outstanding, no par value, unlimited number of shares authorized:
Invesco Cash Reserve	4,918,878,447
Class A	301,075,669
Class AX	55,738,846
Class C	103,293,730
Class CX	73,115
Class R	190,553,421
Class Y	406,788,338
Investor Class	185,214,327
Class R6	12,365,019
Net asset value and offering price per share for each class	$1.00
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Government Money Market Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)
Investment income:
Interest	$118,245,903
Expenses:
Advisory fees	4,739,166
Administrative services fees	1,395,018
Custodian fees	30,624
Distribution fees:
Invesco Cash Reserve	3,757,948
Class A	314,576
Class AX	42,731
Class C	402,569
Class CX	346
Class R	389,816
Transfer agent fees - Invesco Cash Reserve, A, AX, C, CX, R, Y and Investor	3,478,453
Transfer agent fees - R6	1,791
Trustees’ and officers’ fees and benefits	33,597
Registration and filing fees	189,853
Reports to shareholders	122,927
Professional services fees	35,627
Other	40,841
Total expenses	14,975,883
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(47,497)
Net expenses	14,928,386
Net investment income	103,317,517
Net realized gain from unaffiliated investment securities	34,532
Net increase in net assets resulting from operations	$103,352,049
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Government Money Market Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)
	August 31, 2026	February 28, 2026
Operations:
Net investment income	$103,317,517	$235,143,052
Net realized gain	34,532	137,938
Net increase in net assets resulting from operations	103,352,049	235,280,990
Distributions to shareholders from distributable earnings:
Invesco Cash Reserve	(82,058,215)	(185,068,578)
Class A	(5,072,440)	(11,588,859)
Class AX	(933,048)	(2,194,615)
Class C	(1,435,936)	(3,629,812)
Class CX	(972)	(4,334)
Class R	(2,948,627)	(7,027,507)
Class Y	(7,390,704)	(17,001,558)
Investor Class	(3,268,970)	(8,116,732)
Class R6	(208,605)	(511,057)
Total distributions from distributable earnings	(103,317,517)	(235,143,052)
Share transactions-net:
Invesco Cash Reserve	(33,518,494)	244,525,487
Class A	(20,338,274)	(2,139,791)
Class AX	(1,357,580)	(2,889,437)
Class C	(3,552,600)	(9,390,663)
Class CX	(12,022)	(70,992)
Class R	(3,960,339)	(4,345,742)
Class Y	(35,111,607)	46,065,890
Investor Class	(10,820,521)	11,514,778
Class R6	(1,055,307)	2,836,292
Net increase (decrease) in net assets resulting from share transactions	(109,726,744)	286,105,822
Net increase (decrease) in net assets	(109,692,212)	286,243,760
Net assets:
Beginning of period	6,283,250,151	5,997,006,391
End of period	$6,173,557,939	$6,283,250,151
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Government Money Market Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Invesco Cash Reserve
Six months ended 08/31/26	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.66%	$4,918,546	0.47%(c)	0.47%(c)	3.27%(c)
Year ended 02/28/26	1.00	0.04	0.00	0.04	(0.04)	1.00	3.82	4,952,038	0.46	0.46	3.75
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.69	4,707,415	0.47	0.47	4.59
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.89	4,137,681	0.48	0.48	4.80
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.99	3,129,323	0.45	0.47	2.07
Year ended 02/28/22	1.00	0.00	(0.00)(d)	0.00	(0.00)	1.00	0.01	2,390,850	0.07	0.51	0.01
Class A
Six months ended 08/31/26	1.00	0.02	0.00	0.02	(0.02)	1.00	1.64	301,054	0.52 (c)	0.52 (c)	3.22 (c)
Year ended 02/28/26	1.00	0.04	0.00	0.04	(0.04)	1.00	3.76	321,391	0.51	0.51	3.70
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.64	323,519	0.52	0.52	4.54
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.84	332,871	0.53	0.53	4.75
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.95	346,709	0.50	0.52	2.02
Year ended 02/28/22	1.00	0.00	(0.00)(d)	0.00	(0.00)	1.00	0.01	340,937	0.07	0.56	0.01
Class AX
Six months ended 08/31/26	1.00	0.02	0.00	0.02	(0.02)	1.00	1.66	55,735	0.47 (c)	0.47 (c)	3.27 (c)
Year ended 02/28/26	1.00	0.04	0.00	0.04	(0.04)	1.00	3.82	57,092	0.46	0.46	3.75
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.69	59,979	0.47	0.47	4.59
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.89	61,389	0.48	0.48	4.80
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.99	64,032	0.45	0.47	2.07
Year ended 02/28/22	1.00	0.00	(0.00)(d)	0.00	(0.00)	1.00	0.01	70,035	0.07	0.51	0.01
Class C
Six months ended 08/31/26	1.00	0.01	0.00	0.01	(0.01)	1.00	1.36	103,286	1.07 (c)	1.07 (c)	2.67 (c)
Year ended 02/28/26	1.00	0.03	0.00	0.03	(0.03)	1.00	3.20	106,838	1.06	1.06	3.15
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.07	116,224	1.07	1.07	3.99
Year ended 02/29/24	1.00	0.04	0.00	0.04	(0.04)	1.00	4.26	128,160	1.08	1.08	4.20
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.53	145,787	0.92	1.07	1.60
Year ended 02/28/22	1.00	0.00	(0.00)(d)	0.00	(0.00)	1.00	0.01	122,057	0.07	1.11	0.01
Class CX
Six months ended 08/31/26	1.00	0.01	0.00	0.01	(0.01)	1.00	1.28	73	1.22 (c)	1.22 (c)	2.52 (c)
Year ended 02/28/26	1.00	0.03	0.00	0.03	(0.03)	1.00	3.04	85	1.21	1.21	3.00
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	1.00	3.91	156	1.22	1.22	3.84
Year ended 02/29/24	1.00	0.04	0.00	0.04	(0.04)	1.00	4.11	180	1.23	1.23	4.05
Year ended 02/28/23	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.42	222	1.01	1.22	1.51
Year ended 02/28/22	1.00	0.00	(0.00)(d)	0.00	(0.00)	1.00	0.01	244	0.07	1.26	0.01
Class R
Six months ended 08/31/26	1.00	0.02	0.00	0.02	(0.02)	1.00	1.53	190,540	0.72 (c)	0.72 (c)	3.02 (c)
Year ended 02/28/26	1.00	0.04	0.00	0.04	(0.04)	1.00	3.56	194,499	0.71	0.71	3.50
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.43	198,838	0.72	0.72	4.34
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.63	190,022	0.73	0.73	4.55
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.78	180,897	0.66	0.72	1.86
Year ended 02/28/22	1.00	0.00	(0.00)(d)	0.00	(0.00)	1.00	0.01	159,912	0.07	0.76	0.01
Class Y
Six months ended 08/31/26	1.00	0.02	0.00	0.02	(0.02)	1.00	1.74	406,759	0.32 (c)	0.32 (c)	3.42 (c)
Year ended 02/28/26	1.00	0.04	0.00	0.04	(0.04)	1.00	3.97	441,867	0.31	0.31	3.90
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.85	395,792	0.32	0.32	4.74
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.05	338,954	0.33	0.33	4.95
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	2.14	200,876	0.31	0.32	2.21
Year ended 02/28/22	1.00	0.00	(0.00)(d)	0.00	(0.00)	1.00	0.01	67,999	0.07	0.36	0.01
Investor Class
Six months ended 08/31/26	1.00	0.02	0.00	0.02	(0.02)	1.00	1.74	185,201	0.32 (c)	0.32 (c)	3.42 (c)
Year ended 02/28/26	1.00	0.04	0.00	0.04	(0.04)	1.00	3.97	196,020	0.31	0.31	3.90
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.85	184,500	0.32	0.32	4.74
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.05	186,118	0.33	0.33	4.95
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	2.14	145,977	0.31	0.32	2.21
Year ended 02/28/22	1.00	0.00	(0.00)(d)	0.00	(0.00)	1.00	0.01	120,491	0.07	0.36	0.01
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Government Money Market Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Class R6
Six months ended 08/31/26	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.78%	$12,364	0.24%(c)	0.24%(c)	3.50%(c)
Year ended 02/28/26	1.00	0.04	0.00	0.04	(0.04)	1.00	4.04	13,419	0.24	0.24	3.97
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.93	10,583	0.24	0.24	4.82
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.14	3,314	0.24	0.24	5.04
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	2.21	268	0.18	0.18	2.34
Year ended 02/28/22	1.00	0.00	(0.00)(d)	0.00	(0.00)	1.00	0.01	126	0.07	0.27	0.01

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)
Net gains (losses) on securities (both realized and unrealized) per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Government Money Market Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Government Money Market Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently consists of nine different classes of shares: Invesco Cash Reserve, Class A, Class AX, Class C, Class CX, Class R, Class Y, Investor Class and Class R6. Class A, Class AX, Class CX and Investor Class shares are closed to new investors. Class Y shares are available only to certain investors. Class C and Class CX shares are sold with a contingent deferred sales charges (“CDSC”). Invesco Cash Reserve, Class A, Class AX, Class R, Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Invesco Cash Reserve shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule") and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/ or repurchase agreements collateralized fully by cash or Government Securities. The Board of Trustees has elected not to subject the Fund to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.
Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
11
Invesco Government Money Market Fund

(“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Invesco Cash Reserve, Class A, Class AX, Class C, Class CX, Class R, Class Y, Investor Class and Class R6 shares to 1.40%, 1.45%, 1.40%, 2.00%, 2.15%, 1.65%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Invesco Cash Reserve, Class A, Class AX, Class C, Class CX, Class R, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Invesco Cash Reserve, Class A, Class AX, Class C, Class CX and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the Fund’s average daily net assets of Invesco Cash Reserve shares, 0.75% of the Fund’s average daily net assets of Class C shares and 0.40% of the Fund’s average daily net assets of Class R shares. The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.20% of the Fund’s average daily net assets of Class A shares, up to a maximum annual rate of 0.15% of the Fund’s average daily net assets of Class AX shares and up to a maximum annual rate of 0.90% of the average daily net assets of Class CX shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Expenses under this agreement are shown as Distribution fees in the Statement of Operations.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2026, IDI advised the Fund that IDI retained $10,143, $0, $2,614 and $24 from Invesco Cash Reserve, Class A, Class C and Class CX shares, respectively, for CDSC imposed on redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
12
Invesco Government Money Market Fund

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2026, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $47,497.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$306,713	$-	$306,713

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

13
Invesco Government Money Market Fund

NOTE 8—Share Information
	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold:
Invesco Cash Reserve	2,649,972,602	$2,649,972,602	5,037,603,672	$5,037,603,672
Class A	49,895,501	49,895,501	140,846,331	140,846,331
Class AX	3,008,066	3,008,066	6,461,814	6,461,814
Class C	27,348,068	27,348,068	58,340,354	58,340,354
Class CX	3,989	3,989	10,192	10,192
Class R	37,641,212	37,641,212	91,656,582	91,656,582
Class Y	219,780,160	219,780,160	550,878,484	550,878,484
Investor Class	26,377,993	26,377,993	148,351,523	148,351,523
Class R6	13,265,522	13,265,522	22,675,400	22,675,400
Issued as reinvestment of dividends:
Invesco Cash Reserve	73,935,386	73,935,386	170,654,471	170,654,471
Class A	4,223,155	4,223,155	10,091,449	10,091,449
Class AX	896,955	896,955	2,116,249	2,116,249
Class C	1,394,247	1,394,247	3,500,994	3,500,994
Class CX	962	962	4,233	4,233
Class R	2,909,282	2,909,282	6,951,106	6,951,106
Class Y	5,251,320	5,251,320	12,114,582	12,114,582
Investor Class	3,014,929	3,014,929	7,504,332	7,504,332
Class R6	203,756	203,756	509,381	509,381
Automatic Conversion of Class C and CX shares to Invesco Cash Reserve shares:
Invesco Cash Reserve	2,730,109	2,730,109	10,318,467	10,318,467
Class C	(2,718,161)	(2,718,161)	(10,255,149)	(10,255,149)
Class CX	(11,948)	(11,948)	(63,318)	(63,318)
Reacquired:
Invesco Cash Reserve	(2,760,156,591)	(2,760,156,591)	(4,974,051,123)	(4,974,051,123)
Class A	(74,456,930)	(74,456,930)	(153,077,571)	(153,077,571)
Class AX	(5,262,601)	(5,262,601)	(11,467,500)	(11,467,500)
Class C	(29,576,754)	(29,576,754)	(60,976,862)	(60,976,862)
Class CX	(5,025)	(5,025)	(22,099)	(22,099)
Class R	(44,510,833)	(44,510,833)	(102,953,430)	(102,953,430)
Class Y	(260,143,087)	(260,143,087)	(516,927,176)	(516,927,176)
Investor Class	(40,213,443)	(40,213,443)	(144,341,077)	(144,341,077)
Class R6	(14,524,585)	(14,524,585)	(20,348,489)	(20,348,489)
Net increase in share activity	(109,726,744)	$(109,726,744)	286,105,822	$286,105,822

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Government Money Market Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco U.S. Government Money Portfolio’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe.  The Board noted that performance of Class Y shares of the Fund was in the fourth quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of the Fund was reasonably comparable to the performance universe median for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a
15
Invesco Government Money Market Fund

particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class Y shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the Fund’s contractual management fee rate was amended effective January 1, 2026 to reduce the management fee to 0.15%.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses.  The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds. The independent Trustees reviewed and considered additional information provided by management, including with respect to the components of the Fund’s total expense ratio driving total expenses relative to peers.  The independent Trustees also reviewed and considered additional information provided by management with respect to the Fund’s actual and contractual management fees. The independent Trustees further considered information provided by management regarding where the Fund’s actual and contractual management fees would rank relative to the expense group had the reduced contractual management fee that was effective January 1, 2026 been reflected in the Broadridge data.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of daily net assets for each class of Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2025.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
16
Invesco Government Money Market Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17
Invesco Government Money Market Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
GMKT-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2026
Invesco High Yield Fund
Nasdaq:
A: AMHYX ■ C: AHYCX ■ Y: AHHYX ■ Investor: HYINX ■ R5: AHIYX ■ R6: HYIFX

2	Schedule of Investments
11	Financial Statements
14	Financial Highlights
15	Notes to Financial Statements
25	Approval of Investment Advisory and Sub-Advisory Contracts
28	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
August 31, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–86.17%
Advertising–0.06%
Clear Channel Outdoor Holdings, Inc., 7.50%, 03/15/2033(b)	$603,000	$635,911
Aerospace & Defense–1.03%
TransDigm, Inc.,
6.00%, 01/15/2033(b)	1,895,000	1,899,076
6.25%, 01/31/2034(b)	1,390,000	1,406,356
6.13%, 07/31/2034(b)	7,859,000	7,778,246
		11,083,678
Application Software–1.10%
Cloud Software Group LLC,
9.00%, 09/30/2029(b)	5,756,000	5,776,100
8.25%, 06/30/2032(b)	2,552,000	2,501,078
Dynatrace LLC, Conv., 0.00%, 09/01/2031(b)(c)	934,000	1,007,319
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045(b)	2,698,000	2,573,783
		11,858,280
Asset Management & Custody Banks–1.20%
Blue Owl Technology Finance Corp., 6.50%, 10/15/2029	2,937,000	2,913,070
FS KKR Capital Corp., 6.13%, 01/15/2030	2,287,000	2,243,724
Osaic Holdings, Inc.,
6.75%, 08/01/2032(b)	5,193,000	5,227,814
8.00%, 08/01/2033(b)	2,500,000	2,562,120
		12,946,728
Automobile Manufacturers–1.49%
Allison Transmission, Inc.,
3.75%, 01/30/2031(b)	5,706,000	5,322,664
5.88%, 12/01/2033(b)	2,738,000	2,720,099
Nissan Motor Co. Ltd. (Japan), 4.81%, 09/17/2030(b)	8,566,000	7,983,498
		16,026,261
Automotive Parts & Equipment–2.00%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)	10,836,000	10,892,542
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	5,169,000	5,316,937
Phinia, Inc., 6.63%, 10/15/2032(b)	5,215,000	5,303,671
		21,513,150
Automotive Retail–2.24%
Advance Auto Parts, Inc.,
7.00%, 08/01/2030(b)	2,557,000	2,615,887
7.38%, 08/01/2033(b)(d)	5,083,000	5,212,947
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(e)	7,384,856	8,146,951
Principal Amount		Value
Automotive Retail–(continued)
Lithia Motors, Inc.,
5.50%, 10/01/2030(b)	$54,000	$53,638
4.38%, 01/15/2031(b)	5,615,000	5,352,455
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	2,706,000	2,712,194
		24,094,072
Broadcasting–2.57%
Discovery Communications LLC, 6.35%, 06/01/2040	3,440,000	2,787,432
E.W. Scripps Co. (The), 9.88%, 08/15/2030(b)	1,191,000	1,075,151
Gray Media, Inc.,
5.38%, 11/15/2031(b)	991,000	772,222
9.63%, 07/15/2032(b)	1,608,000	1,651,802
iHeartCommunications, Inc., 7.75%, 08/15/2030(b)	2,609,000	2,180,511
Nexstar Media, Inc.,
6.50%, 09/15/2033(b)	2,692,000	2,705,508
7.25%, 04/15/2034(b)	2,616,000	2,651,619
Paramount Global,
4.95%, 01/15/2031	2,867,000	2,676,770
6.88%, 04/30/2036(d)	2,918,000	2,714,201
4.38%, 03/15/2043	4,297,000	2,724,986
Scripps Escrow II, Inc., 5.38%, 01/15/2031(b)	886,000	509,468
Univision Communications, Inc.,
8.50%, 07/31/2031(b)	3,045,000	3,071,026
9.38%, 08/01/2032(b)	2,150,000	2,195,475
		27,716,171
Cable & Satellite–6.15%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	4,241,000	4,167,439
6.38%, 09/01/2029(b)	2,415,000	2,418,625
4.50%, 08/15/2030(b)	2,578,000	2,401,087
7.38%, 03/01/2031(b)(d)	2,647,000	2,682,367
4.75%, 02/01/2032(b)	5,377,000	4,821,513
4.50%, 05/01/2032	4,425,000	3,894,588
4.50%, 06/01/2033(b)	1,330,000	1,153,827
7.38%, 02/01/2036(b)(d)	2,628,000	2,542,588
CSC Holdings LLC,
11.75%, 01/31/2029(b)	2,900,000	1,609,362
4.63%, 12/01/2030(b)	4,875,000	1,060,312
Directv Financing LLC, 8.88%, 02/01/2030(b)	2,580,000	2,642,682
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
10.00%, 02/15/2031(b)	5,064,000	5,361,885
9.25%, 06/01/2032(b)	2,480,000	2,590,360
DISH DBS Corp., 5.13%, 06/01/2029	15,042,000	13,905,652
EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(e)	7,988,597	8,117,956
iHeartCommunications, Inc., 10.88%, 05/01/2030(b)	462,000	325,710
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco High Yield Fund

Principal Amount		Value
Cable & Satellite–(continued)
Sinclair Television Group, Inc.,
5.50%, 03/01/2030(b)	$359,000	$322,202
8.13%, 02/15/2033(b)	988,000	1,028,271
Versant Media Group, Inc., 7.25%, 01/30/2031(b)	5,015,000	5,203,609
		66,250,035
Casinos & Gaming–1.44%
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(b)(d)	5,117,000	4,971,927
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	5,483,000	5,286,374
Wynn Macau Ltd. (Macau),
6.75%, 02/15/2034(b)	2,800,000	2,774,457
6.75%, 02/15/2034(b)	2,500,000	2,477,194
		15,509,952
Commercial & Residential Mortgage Finance–1.71%
Nationstar Mortgage Holdings LLC, 7.13%, 02/01/2032(b)	5,583,000	5,527,170
Rocket Cos., Inc.,
6.13%, 08/01/2030(b)	5,186,000	5,257,888
6.13%, 08/01/2031(b)	1,566,000	1,586,780
6.38%, 08/01/2033(b)	1,063,000	1,077,990
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	4,965,000	4,939,044
		18,388,872
Construction & Engineering–0.50%
AECOM, 6.00%, 08/01/2033(b)	5,382,000	5,366,837
Consumer Finance–3.23%
Bread Financial Holdings, Inc., 8.38%, 06/15/2035(b)(d)(f)	2,470,000	2,579,152
EZCORP, Inc., 7.38%, 04/01/2032(b)	7,474,000	7,789,717
FirstCash, Inc.,
6.88%, 03/01/2032(b)	3,062,000	3,126,066
6.13%, 05/01/2034(b)	4,935,000	4,883,852
Navient Corp.,
4.88%, 03/15/2028	686,000	678,380
5.50%, 03/15/2029(d)	2,892,000	2,829,335
9.38%, 07/25/2030	1,834,000	1,929,318
7.88%, 06/15/2032	3,139,000	3,051,664
OneMain Finance Corp.,
7.13%, 11/15/2031	4,606,000	4,676,122
7.13%, 09/15/2032	3,227,000	3,275,437
		34,819,043
Copper–0.74%
First Quantum Minerals Ltd. (Zambia),
8.63%, 06/01/2031(b)	2,490,000	2,593,139
8.00%, 03/01/2033(b)	2,514,000	2,623,874
6.38%, 02/15/2036(b)	2,800,000	2,731,987
		7,949,000
Diversified Banks–0.78%
BBVA Bancomer S.A. (Mexico), 7.63%, 02/11/2035(b)(f)	2,500,000	2,583,750
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	5,692,000	5,851,137
Principal Amount		Value
Diversified Banks–(continued)
Saks Global Enterprises LLC, 0.00%, 12/15/2029(c)(g)	$2,901,810	$0
		8,434,887
Diversified Capital Markets–0.10%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 10.00%, 11/15/2029(b)	1,074,000	1,042,051
Diversified Financial Services–3.11%
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	2,583,000	2,596,961
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	7,798,000	7,939,861
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	5,575,000	5,249,841
Phoenix Aviation Capital Ltd. (Ireland), 9.25%, 07/15/2030(b)	7,641,000	7,990,945
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	7,241,000	7,573,362
Wealthspire L.P., 9.00%, 09/15/2034(b)	2,068,000	2,098,696
		33,449,666
Diversified REITs–1.09%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	6,183,000	5,902,124
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	4,923,000	4,743,439
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	1,083,000	1,113,833
		11,759,396
Diversified Support Services–0.43%
Neptune Bidco US, Inc.,
9.29%, 04/15/2029(b)	1,579,000	1,618,399
9.50%, 02/15/2033(b)	1,040,000	1,069,111
Sabre GLBL, Inc.,
10.75%, 11/15/2029(b)	670,000	661,146
10.75%, 03/15/2030(b)	667,000	648,657
11.13%, 07/15/2030(b)	667,000	656,995
		4,654,308
Electric Utilities–1.21%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	7,918,000	7,803,515
ION Platform Finance US, Inc., 7.88%, 09/30/2032(b)	500,000	395,544
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l., 8.75%, 05/01/2029(b)	2,443,000	2,231,484
Pampa Energia S.A. (Argentina), 7.88%, 12/16/2034(b)	2,500,000	2,585,000
		13,015,543
Electrical Components & Equipment–0.47%
EnerSys, 6.63%, 01/15/2032(b)	4,965,000	5,052,707
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco High Yield Fund

Principal Amount		Value
Electronic Components–0.50%
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	$2,872,000	$2,679,825
6.63%, 07/15/2032(b)	2,600,000	2,664,295
		5,344,120
Environmental & Facilities Services–0.50%
GFL Environmental Holdings (US), Inc.,
5.63%, 07/01/2031(b)	1,307,000	1,276,985
5.50%, 02/01/2034(b)	578,000	542,328
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	3,502,000	3,537,207
		5,356,520
Fertilizers & Agricultural Chemicals–0.99%
FMC Corp.,
8.00%, 06/01/2031(b)	8,627,000	8,953,663
5.65%, 05/18/2033(d)	1,223,000	1,122,864
6.38%, 05/18/2053	723,000	572,643
		10,649,170
Food Distributors–0.50%
Core & Main L.P., 6.00%, 07/01/2034(b)	5,447,000	5,435,947
Food Retail–0.25%
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(b)	2,697,000	2,647,134
Gold–0.49%
Coeur Mining, Inc., 6.88%, 04/01/2032(b)	5,161,000	5,284,352
Health Care Facilities–0.99%
Tenet Healthcare Corp.,
6.75%, 05/15/2031	5,150,000	5,262,105
5.50%, 11/15/2032(b)	5,422,000	5,353,438
		10,615,543
Health Care REITs–0.65%
Diversified Healthcare Trust, 4.38%, 03/01/2031	6,009,000	5,493,863
MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 08/01/2029	643,000	491,513
3.50%, 03/15/2031	760,000	472,009
8.50%, 02/15/2032(b)	524,000	531,647
		6,989,032
Health Care Services–1.22%
CHS/Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	5,126,000	4,789,178
4.75%, 02/15/2031(b)	3,448,000	3,143,366
DaVita, Inc.,
6.88%, 09/01/2032(b)	2,451,000	2,511,790
6.75%, 07/15/2033(b)	2,599,000	2,661,150
		13,105,484
Hotels, Resorts & Cruise Lines–0.99%
Carnival Corp. Ltd., 6.13%, 02/15/2033(b)(d)	5,172,000	5,187,558
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)	5,534,000	5,508,492
		10,696,050
Principal Amount		Value
Household Appliances–0.50%
Whirlpool Corp., 7.50%, 07/01/2031(b)	$5,335,000	$5,355,108
Housewares & Specialties–0.76%
Newell Brands, Inc.,
6.25%, 08/15/2031(b)	2,675,000	2,683,016
6.63%, 05/15/2032(d)	5,343,000	5,469,213
		8,152,229
Independent Power Producers & Energy Traders–0.98%
VoltaGrid LLC, 7.38%, 11/01/2030(b)	10,488,000	10,558,763
Industrial Machinery & Supplies & Components–1.00%
Enpro, Inc., 6.13%, 06/01/2033(b)	5,216,000	5,251,515
ESAB Corp., 5.63%, 04/01/2031(b)	5,573,000	5,536,613
		10,788,128
Insurance Brokers–0.25%
Alliant Holdings Intermediate LLC, 6.50%, 10/01/2031(b)	2,623,000	2,638,615
Integrated Oil & Gas–1.25%
Par Petroleum LLC, 7.38%, 06/01/2034(b)	7,692,000	7,985,073
Petroleos Mexicanos (Mexico),
5.95%, 01/28/2031	3,045,000	3,011,510
6.63%, 06/15/2035	2,581,000	2,467,381
		13,463,964
Integrated Telecommunication Services–3.03%
Altice France Lux 3/Altice Holdings 1 (Luxembourg), 10.00%, 01/15/2033(b)	2,930,000	2,857,752
Altice France S.A. (France),
6.50%, 10/15/2031(b)	2,975,000	2,897,764
6.88%, 07/15/2032(b)	4,428,652	4,347,042
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	2,498,000	2,636,231
FiberCop S.p.A. (Italy), 6.00%, 09/30/2034(b)	5,671,000	5,446,206
Level 3 Financing, Inc.,
7.00%, 03/31/2034(b)	2,589,332	2,650,357
8.50%, 01/15/2036(b)	7,318,000	7,658,404
Telecom Argentina S.A. (Argentina), 9.25%, 05/28/2033(b)	2,500,000	2,669,063
Uniti Services LLC, 7.50%, 10/15/2033(b)	1,403,000	1,449,425
		32,612,244
Internet Services & Infrastructure–0.77%
Cloudflare, Inc., Conv., 0.00%, 08/15/2031(b)(c)	503,000	496,461
CoreWeave, Inc.,
9.25%, 06/01/2030(b)(d)	3,056,000	2,840,597
9.00%, 02/01/2031(b)(d)	2,083,000	1,871,036
9.75%, 10/01/2031(b)	3,144,000	2,813,751
WhiteFiber, Inc., Conv., 5.00%, 09/01/2032(b)	311,000	306,522
		8,328,367
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco High Yield Fund

Principal Amount		Value
Leisure Facilities–0.76%
Gaia Purchaser, Inc., 7.63%, 07/15/2033(b)	$5,385,000	$5,501,359
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)	2,716,000	2,685,365
		8,186,724
Managed Health Care–0.67%
Centene Corp., 2.50%, 03/01/2031	6,549,000	5,721,253
Molina Healthcare, Inc., 6.25%, 01/15/2033(b)	1,550,000	1,542,742
		7,263,995
Marine Transportation–0.57%
Carrix, Inc., 6.13%, 08/01/2033(b)	6,100,000	6,110,031
Metal, Glass & Plastic Containers–0.54%
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2030(b)	530,000	529,607
OI European Group B.V., 4.75%, 02/15/2030(b)	2,875,000	2,606,478
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	2,838,000	2,635,838
		5,771,923
Mortgage REITs–0.24%
Rithm Capital Corp., 8.50%, 06/01/2031(b)	2,518,000	2,547,116
Movies & Entertainment–1.61%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	500,000	497,107
Discovery Global Holdings, Inc.,
4.28%, 03/15/2032	1,262,000	1,155,430
5.05%, 03/15/2042	4,397,000	3,207,963
5.14%, 03/15/2052	1,480,000	999,000
Liberty Media Corp.-Liberty Formula One, Conv., 2.38%, 08/15/2032(b)	631,000	628,161
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	11,263,000	10,854,716
		17,342,377
Multi-line Insurance–0.08%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 02/01/2029(b)	910,000	830,893
Office REITs–0.85%
Brandywine Operating Partnership L.P., 6.13%, 01/15/2031(d)	5,572,000	5,414,252
Office Properties Income Trust, 10.00%, 03/31/2031(b)	3,786,000	3,776,535
		9,190,787
Oil & Gas Drilling–1.48%
Seadrill Finance Ltd. (Norway), 6.75%, 07/15/2034(b)	5,570,000	5,462,832
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	4,994,000	5,206,625
Transocean International Ltd., 6.80%, 03/15/2038	5,585,000	5,306,016
		15,975,473
Principal Amount		Value
Oil & Gas Equipment & Services–1.21%
Bristow Group, Inc., 6.75%, 02/01/2033(b)	$5,400,000	$5,441,736
MM Mirage Bluewater II Ltd. (Cayman Islands), 8.75%, 06/29/2029(b)	2,250,000	2,214,177
Solaris Energy Infrastructure LLC, 6.38%, 05/15/2031(b)	5,422,000	5,384,971
		13,040,884
Oil & Gas Exploration & Production–1.94%
Azule Energy Finance PLC (Angola), 8.13%, 01/23/2030(b)	2,500,000	2,538,417
Caturus Energy LLC,
8.50%, 02/15/2030(b)	4,915,000	5,131,712
7.13%, 05/15/2031(b)	2,881,000	2,888,355
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	5,050,000	5,010,903
Northern Oil and Gas, Inc.,
7.88%, 10/15/2033(b)	4,259,000	4,383,525
7.50%, 09/01/2034(b)	889,000	896,388
		20,849,300
Oil & Gas Refining & Marketing–3.49%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.75%, 02/15/2031(b)	7,616,000	8,256,148
CVR Energy, Inc.,
7.50%, 02/15/2031(b)	4,835,000	4,983,647
7.88%, 02/15/2034(b)	5,397,000	5,603,068
MC Brazil Downstream Trading S.a.r.l. (Brazil), 7.25%, 06/30/2031(b)	2,633,367	2,629,180
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/01/2034(b)	5,387,000	5,541,855
Sunoco L.P.,
6.25%, 07/01/2033(b)	3,928,000	3,950,712
5.88%, 03/15/2034(b)	3,949,000	3,893,739
7.88%(b)(f)(h)	2,595,000	2,677,360
		37,535,709
Oil & Gas Storage & Transportation–4.72%
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	4,947,000	5,209,631
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	3,748,000	3,892,163
8.00%, 05/15/2033	1,050,000	1,102,004
6.75%, 03/15/2034	3,135,000	3,157,375
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	5,301,000	5,453,616
Harvest Midstream I L.P., 6.75%, 05/15/2034(b)	5,449,000	5,531,415
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	4,971,000	5,069,441
Venture Global LNG, Inc.,
9.88%, 02/01/2032(b)	2,517,000	2,684,212
6.38%, 12/15/2034(b)	2,716,000	2,696,517
9.00%(b)(f)(h)	7,799,000	7,909,406
Venture Global Plaquemines LNG LLC,
6.50%, 01/15/2034(b)	4,656,000	4,817,014
6.75%, 01/15/2036(b)	3,087,000	3,251,120
		50,773,914
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco High Yield Fund

Principal Amount		Value
Other Specialized REITs–0.69%
Iron Mountain, Inc.,
4.50%, 02/15/2031(b)	$4,963,000	$4,724,901
6.25%, 01/15/2035(b)	2,699,000	2,672,450
		7,397,351
Other Specialty Retail–2.88%
Bath & Body Works, Inc.,
6.95%, 03/01/2033	2,554,000	2,596,116
6.88%, 11/01/2035(d)	3,778,000	3,857,448
6.75%, 07/01/2036	2,530,000	2,521,781
7.60%, 07/15/2037	1,656,000	1,650,949
Michaels Cos., Inc. (The), 8.50%, 03/15/2033(b)	8,054,000	7,978,599
Petco Health & Wellness Co., Inc., 8.25%, 02/01/2031(b)	2,580,000	2,622,872
PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/2033(b)	7,653,000	7,648,290
Staples, Inc.,
10.75%, 09/01/2029(b)	1,717,000	1,650,512
12.75%, 01/15/2030(b)	539,000	429,762
		30,956,329
Paper & Plastic Packaging Products & Materials–0.49%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(b)	5,384,000	5,261,223
Paper Products–0.25%
Magnera Corp., 7.25%, 11/15/2031(b)	2,757,000	2,712,570
Passenger Airlines–1.92%
American Airlines Pass-Through Trust, Series B, 5.75%, 05/10/2035	2,520,000	2,475,129
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	5,129,667	5,128,910
Avianca Midco 2 PLC (Colombia), 9.63%, 02/14/2030(b)	2,700,000	2,563,650
United Airlines Holdings, Inc., 5.38%, 03/01/2031	10,632,000	10,543,290
		20,710,979
Pharmaceuticals–2.24%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	10,567,000	11,007,115
Bausch Health Cos., Inc. (Canada),
5.00%, 02/15/2029(b)	851,000	670,843
6.25%, 02/15/2029(b)	950,000	784,937
5.25%, 01/30/2030(b)	1,198,000	854,543
5.25%, 02/15/2031(b)	956,000	616,018
Gainwell Acquisition Corp., 9.00%, 09/01/2031(b)	1,100,000	1,146,488
Jazz Investments I Ltd., Conv., 1.88%, 09/15/2032(b)	220,000	221,210
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 7.88%, 05/15/2034(b)	3,400,000	3,646,218
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 4.10%, 10/01/2046	7,045,000	5,196,556
		24,143,928
Principal Amount		Value
Property & Casualty Insurance–0.98%
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032(b)	$2,651,000	$2,639,425
8.38%, 02/01/2034(b)	8,798,000	7,946,274
		10,585,699
Regional Banks–0.25%
Veritiv Operating Co., 10.50%, 11/30/2030(b)	2,576,000	2,693,618
Research & Consulting Services–0.27%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)(d)	3,072,000	2,892,848
Retail REITs–0.22%
Federal Realty OP L.P., Conv., 3.50%, 08/15/2031(b)	445,000	447,002
MACERICH PARTNERSHIP L.P. (The), Conv., 2.25%, 08/15/2031(b)	900,000	899,910
Realty Income Corp., Conv., 3.75%, 08/15/2031(b)	998,000	998,499
		2,345,411
Security & Alarm Services–0.48%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	5,071,000	5,149,570
Sovereign Debt–0.47%
Brazilian Government International Bond (Brazil), 6.63%, 03/15/2035	5,000,000	5,057,250
Specialized Consumer Services–0.50%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	5,664,000	5,430,150
Specialized Finance–1.53%
HA Sustainable Infrastructure Capital, Inc.,
8.00%, 06/01/2056(f)	5,263,000	5,545,686
7.13%, 11/15/2056(f)	2,599,000	2,621,344
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	7,908,000	8,279,684
		16,446,714
Specialty Chemicals–0.34%
Celanese US Holdings LLC, 7.70%, 11/15/2033	3,438,000	3,673,053
Steel–0.49%
Cleveland-Cliffs, Inc., 7.50%, 09/15/2031(b)	5,091,000	5,237,091
Systems Software–1.21%
McAfee Corp., 7.38%, 02/15/2030(b)	1,225,000	1,109,019
Nebius Group N.V. (Netherlands),
0.25%, 02/15/2030	636,000	627,923
Conv., 4.50%, 02/15/2034(b)	595,000	578,459
Oak-Eagle AcquireCo, Inc.,
7.25%, 07/01/2033(b)	2,473,000	2,573,550
8.75%, 07/01/2034(b)	7,684,000	8,159,977
		13,048,928
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco High Yield Fund

	Principal Amount	Value
Tires & Rubber–0.50%
Goodyear Tire & Rubber Co. (The), 5.25%, 07/15/2031(d)	$6,078,000	$5,414,331
Trading Companies & Distributors–0.49%
FTAI Aviation Investors LLC, 5.88%, 04/15/2033(b)	5,391,000	5,317,657
Water Utilities–0.25%
S&S Holdings LLC, 8.38%, 10/01/2031(b)	2,782,000	2,654,619
Wireless Telecommunication Services–3.29%
APLD ComputeCo 3 LLC, 7.00%, 06/15/2031(b)	2,745,000	2,646,321
Connect Holding II LLC, 10.50%, 04/03/2031(b)	1,535,000	1,383,211
DB Terra Chile HoldCo S.p.A. (Chile), 7.95%, 04/20/2031(b)	1,470,000	1,468,486
ELK Grove Village Property LLC, 7.50%, 06/15/2031(b)	1,367,000	1,317,287
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)	4,071,000	3,872,911
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)	11,155,000	10,347,135
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(f)	11,256,000	10,350,620
Zenith Arc LLC, 8.88%, 08/31/2031(b)	4,200,000	4,055,985
		35,441,956
Total U.S. Dollar Denominated Bonds & Notes (Cost $928,537,000)		927,577,719
Variable Rate Senior Loan Interests–9.63%(i)(j)
Advertising–0.95%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.80% (1 mo. Term SOFR + 4.11%), 08/23/2028	10,235,863	10,276,806
Aerospace & Defense–0.96%
TransDigm, Inc., Term Loan L, 6.19% (3 mo. Term SOFR + 2.50%), 01/19/2032	10,338,835	10,381,948
Apparel Retail–0.47%
Victoria’s Secret & Co., First Lien Term Loan, 0.00%, 08/02/2028	5,000,000	5,020,825
Automotive Retail–0.28%
Carvana Co., Term Loan, 5.94% (1 mo. Term SOFR + 2.25%), 08/12/2033	2,971,429	2,961,534
Broadcasting–0.71%
American Axle & Manufacturing, Inc., Term Loan C, 6.91% (3 mo. Term SOFR + 3.25%), 02/03/2033	5,300,000	5,323,214
iHeartCommunications, Inc., Term Loan, 9.58% (1 mo. Term SOFR + 0.00%), 05/01/2029	2,650,000	2,358,500
		7,681,714
	Principal Amount	Value
Electronic Manufacturing Services–0.73%
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 6.07% (3 mo. Term SOFR + 2.25%), 08/04/2031	$7,811,807	$7,842,508
Health Care Services–0.51%
MPH Acquisition Holdings LLC, Term Loan, 7.57% (3 mo. Term SOFR + 3.75%), 12/31/2030	5,482,015	5,512,879
Health Care Supplies–0.48%
Bausch & Lomb Corp., Term Loan, 7.44% (1 mo. Term SOFR + 3.75%), 01/15/2031	5,161,065	5,200,418
Internet Services & Infrastructure–0.08%
Lambda Compute II LLC, Term Loan B, 0.00%, 12/31/2030	822,000	827,138
Marine Transportation–0.69%
Carrix Holdings LLC, Delayed Draw Term Loan, 0.00%, 07/27/2033(k)	1,239,000	1,239,780
Carrix, Inc., Term Loan B, 5.81% (3 mo. Term SOFR + 2.00%), 07/15/2033	6,176,000	6,179,891
		7,419,671
Oil & Gas Storage & Transportation–0.48%
Prairie ECI Acquiror L.P., Term Loan B, 6.94% (1 mo. Term SOFR + 3.25%), 08/01/2029	5,079,672	5,119,345
Paper & Plastic Packaging Products & Materials–0.26%
Iris Holding, Inc. (Intertape), First Lien Term Loan, 8.67% (3 mo. Term SOFR + 4.85%), 06/28/2028	2,954,651	2,853,262
Passenger Airlines–0.48%
American Airlines, Inc., Term Loan, 6.76%, 05/20/2033	5,150,000	5,142,764
Pharmaceuticals–0.48%
Endo Finance Holdings L.P., Term Loan B, 7.44% (1 mo. Term SOFR + 3.75%), 04/23/2031	5,178,233	5,197,108
Real Estate Development–1.10%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 6.19% (1 mo. Term SOFR +2.50%), 01/31/2030	380,291	381,599
Greystar Real Estate Partners LLC, Term Loan B, 5.92% (3 mo. Term SOFR + 2.25%), 08/21/2030(g)	4,995,402	5,014,135
VCI Asset Holdings 2 LLC, Term Loan, 7.38%, 02/06/2031(g)	6,229,825	6,416,720
		11,812,454
Real Estate Services–0.47%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 5.94% (1 mo. Term SOFR + 2.25%), 06/13/2033	5,067,403	5,080,071
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco High Yield Fund

	Principal Amount		Value
Systems Software–0.50%
CoreWeave Compute Acquisition Co. VIII LLC,
Delayed Draw Term Loan, 3.11% (1 mo. Term SOFR + 2.25%), 03/31/2032		$2,583,358	$2,576,900
0.00%, 03/31/2032(k)		2,766,712	2,759,795
			5,336,695
Total Variable Rate Senior Loan Interests (Cost $103,387,810)			103,667,140
Non-U.S. Dollar Denominated Bonds & Notes–1.59%(l)
IT Consulting & Other Services–0.57%
Atos SE (France), 5.41%, 12/18/2030(b)(m)	EUR	5,400,000	6,160,293
Transaction & Payment Processing Services–0.52%
Worldline S.A. (France), 4.13%, 09/12/2028(b)	EUR	4,900,000	5,546,380
Wireless Telecommunication Services–0.50%
VMED O2 UK Financing I PLC (United Kingdom), 4.50%, 07/15/2031(b)	GBP	4,800,000	5,345,173
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $16,496,540)			17,051,846

Asset-Backed Securities–0.76%
Arby’s Funding LLC, Series 2026-1A, Class A2, 6.37%, 10/30/2056(b)		$1,635,000	1,638,070
Auxilior Term Funding 2026-1 LLC, Series 2026-1A, Class D, 6.38%, 08/15/2036(b)		750,000	749,173
GLS Auto Receivables Issuer Trust, Series 2026-3A, Class E, 7.20%, 08/15/2033(b)		4,000,000	3,996,999
Greensky Home Improvement Issuer Trust, Series 2026-A, Class E, 7.85%, 12/15/2070(b)		1,750,000	1,756,298
Total Asset-Backed Securities (Cost $8,134,351)			8,140,540
	Shares
Common Stocks & Other Equity Interests–0.61%
Broadcasting–0.05%
E.W. Scripps Co. (The), Class A(n)		175,000	579,250
Broadline Retail–0.01%
Americanas S.A. (Brazil)(n)		41,300	40,650
Americanas S.A., Wts., expiring 03/16/2027 (Brazil)(n)		13,766	7,173
			47,823
Casinos & Gaming–0.00%
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034 (Spain)(g)		29	17
Food Retail–0.00%
Casino Guichard-Perrachon S.A. (France)(d)(n)		28,014	6,040
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(n)		1,495,460	869
			6,909
Shares		Value
Integrated Telecommunication Services–0.28%
Altice France Holding S.A. (Luxembourg)	8,070	$1,254
Altice France S.A., Class 3 (France)	160,996	3,052,852
		3,054,106
Internet Services & Infrastructure–0.06%
VCI Compute II LLC(g)	675,000	675,000
Office REITs–0.14%
Office Properties Income Trust(n)	86,115	1,521,652
Other Specialized REITs–0.05%
Uniti Group, Inc.(d)(n)	50,000	496,000
Research & Consulting Services–0.02%
Clarivate PLC(n)	100,000	205,000
Technology Hardware, Storage & Peripherals–0.00%
Xerox Holdings Corp., Wts., expiring 02/14/2028	11,000	3,719
Total Common Stocks & Other Equity Interests (Cost $6,826,538)		6,589,476

Exchange-Traded Funds–0.15%
Invesco Short Duration High Yield ETF(o)	9,250	234,349
Roundhill Memory ETF(n)	25,000	1,422,500
Total Exchange-Traded Funds (Cost $1,508,097)		1,656,849
Money Market Funds–0.48%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(o)(p)	1,802,092	1,802,092
Invesco Treasury Portfolio, Institutional Class, 3.66%(o)(p)	3,346,742	3,346,742
Total Money Market Funds (Cost $5,148,834)		5,148,834
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.39% (Cost $1,070,039,170)		1,069,832,404
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.36%
Invesco Private Government Fund, 3.73%(o)(p)(q)	10,071,536	10,071,536
Invesco Private Prime Fund, 3.82%(o)(p)(q)	26,064,192	26,069,405
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,140,526)		36,140,941
TOTAL INVESTMENTS IN SECURITIES–102.75% (Cost $1,106,179,696)		1,105,973,345
OTHER ASSETS LESS LIABILITIES—(2.75)%		(29,559,187)
NET ASSETS–100.00%		$1,076,414,158
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco High Yield Fund

Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Wts.	– Warrants
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $777,901,437, which represented 72.27% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	All or a portion of this security was out on loan at August 31, 2026.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)	Perpetual bond with no specified maturity date.
(i)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(j)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(n)	Non-income producing security.
(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Invesco Short Duration High Yield ETF	$-	$235,347	$-	$(998)	$-	$234,349	$3,110
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	5,501,818	91,714,006	(95,413,732)	-	-	1,802,092	127,355
Invesco Treasury Portfolio, Institutional Class	10,217,662	170,326,011	(177,196,931)	-	-	3,346,742	235,475
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,272,534	74,535,568	(86,736,566)	-	-	10,071,536	236,412*
Invesco Private Prime Fund	57,620,749	167,313,364	(198,857,029)	415	(8,094)	26,069,405	650,975*
Total	$95,612,763	$504,124,296	$(558,204,258)	$(583)	$(8,094)	$41,524,124	$1,253,327

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/20/2026	State Street Bank & Trust Co.	USD	4,506,576	GBP	3,370,000	$60,135
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco High Yield Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/28/2026	HSBC Bank USA	GBP	1,700,000	USD	2,285,468	$(18,261)
10/20/2026	State Street Bank & Trust Co.	GBP	3,370,000	USD	4,525,836	(40,876)
10/28/2026	State Street Bank & Trust Co.	EUR	10,794,000	USD	12,364,933	(200,104)
10/28/2026	State Street Bank & Trust Co.	GBP	1,350,000	USD	1,805,309	(24,122)
Subtotal—Depreciation						(283,363)
Total Forward Foreign Currency Contracts						$(223,228)

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 46, Version 1	Sell	5.00%	Quarterly	06/20/2031	3.02%	USD	98,000	$6,571	$7,768	$1,197

(a)
Implied credit spreads represent the current level, as of August 31, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco High Yield Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,064,654,989)*	$1,064,449,221
Investments in affiliates, at value (Cost $41,524,707)	41,524,124
Other investments:
Variation margin receivable—centrally cleared swap agreements	947
Unrealized appreciation on forward foreign currency contracts outstanding	60,135
Deposits with brokers:
Cash collateral — centrally cleared swap agreements	7,259
Cash	173
Foreign currencies, at value (Cost $5,961,388)	6,024,666
Receivable for:
Investments sold	14,079,621
Fund shares sold	374,715
Dividends	66,723
Interest	17,721,201
Investment for trustee deferred compensation and retirement plans	306,754
Other assets	80,679
Total assets	1,144,696,218
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	283,363
Payable for:
Investments purchased	25,378,476
Dividends	905,371
Fund shares reacquired	697,839
Collateral upon return of securities loaned	36,140,526
Accrued fees to affiliates	403,253
Accrued trustees’ and officers’ fees and benefits	5,760
Accrued other operating expenses	113,749
Trustee deferred compensation and retirement plans	348,010
Unfunded loan commitments	4,005,713
Total liabilities	68,282,060
Net assets applicable to shares outstanding	$1,076,414,158
Net assets consist of:
Shares of beneficial interest	$1,398,510,604
Distributable earnings (loss)	(322,096,446)
$1,076,414,158
Net Assets:
Class A	$579,378,647
Class C	$14,013,299
Class Y	$43,144,481
Investor Class	$51,812,506
Class R5	$16,323,808
Class R6	$371,741,417
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	164,916,495
Class C	3,994,861
Class Y	12,267,389
Investor Class	14,760,820
Class R5	4,658,162
Class R6	105,892,952
Class A:
Net asset value per share	$3.51
Maximum offering price per share (Net asset value of $3.51 ÷ 95.75%)	$3.67
Class C:
Net asset value and offering price per share	$3.51
Class Y:
Net asset value and offering price per share	$3.52
Investor Class:
Net asset value and offering price per share	$3.51
Class R5:
Net asset value and offering price per share	$3.50
Class R6:
Net asset value and offering price per share	$3.51

*	At August 31, 2026, securities with an aggregate value of $35,061,555 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco High Yield Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $1,701)	$37,208,329
Dividends	854,643
Dividends from affiliates (includes net securities lending income of $184,838)	550,778
Total investment income	38,613,750
Expenses:
Advisory fees	2,918,539
Administrative services fees	78,476
Custodian fees	11,597
Distribution fees:
Class A	738,720
Class C	73,450
Investor Class	58,151
Transfer agent fees — A, C, Y and Investor	509,420
Transfer agent fees — R5	8,418
Transfer agent fees — R6	50,008
Trustees’ and officers’ fees and benefits	17,601
Registration and filing fees	63,854
Reports to shareholders	36,776
Professional services fees	35,314
Other	11,059
Total expenses	4,611,383
Less: Fees waived and/or expenses reimbursed	(11,727)
Net expenses	4,599,656
Net investment income	34,014,094
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,554,839)
Affiliated investment securities	(8,094)
Foreign currencies	(77,907)
Forward foreign currency contracts	985,378
Futures contracts	279,357
Swap agreements	390,617
14,512
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(11,566,139)
Affiliated investment securities	(583)
Foreign currencies	41,751
Forward foreign currency contracts	(178,082)
Futures contracts	241,268
Swap agreements	129,639
(11,332,146)
Net realized and unrealized gain (loss)	(11,317,634)
Net increase in net assets resulting from operations	$22,696,460
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco High Yield Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)
	August 31, 2026	February 28, 2026
Operations:
Net investment income	$34,014,094	$69,237,646
Net realized gain (loss)	14,512	(8,995,570)
Change in net unrealized appreciation (depreciation)	(11,332,146)	9,352,799
Net increase in net assets resulting from operations	22,696,460	69,594,875
Distributions to shareholders from distributable earnings:
Class A	(18,488,380)	(38,515,574)
Class C	(404,637)	(900,730)
Class Y	(1,412,650)	(3,065,295)
Investor Class	(1,677,676)	(3,661,540)
Class R5	(550,444)	(1,123,931)
Class R6	(12,430,457)	(27,593,784)
Total distributions from distributable earnings	(34,964,244)	(74,860,854)
Share transactions–net:
Class A	(10,709,195)	5,687,061
Class C	(800,131)	(1,537,525)
Class Y	1,008,222	(38,826,824)
Investor Class	(3,215,080)	(990,097)
Class R5	(1,554,912)	1,506,314
Class R6	(3,391,796)	(42,177,722)
Net increase (decrease) in net assets resulting from share transactions	(18,662,892)	(76,338,793)
Net increase (decrease) in net assets	(30,930,676)	(81,604,772)
Net assets:
Beginning of period	1,107,344,834	1,188,949,606
End of period	$1,076,414,158	$1,107,344,834
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco High Yield Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/26	$3.55	$0.11	$(0.04)	$0.07	$(0.11)	$3.51	2.04%	$579,379	0.98%(d)	0.98%(d)	6.07%(d)	74%
Year ended 02/28/26	3.57	0.21	(0.00)	0.21	(0.23)	3.55	6.11	596,690	0.98	0.98	6.01	150
Year ended 02/28/25	3.49	0.22	0.09	0.31	(0.23)	3.57	9.25	593,630	0.99	1.00	6.29	172
Year ended 02/29/24	3.43	0.22	0.06	0.28	(0.22)	3.49	8.54	565,075	1.03	1.03	6.45	148
Year ended 02/28/23	3.81	0.17	(0.38)	(0.21)	(0.17)	3.43	(5.36)	556,275	1.03	1.03	4.94	87
Year ended 02/28/22	3.97	0.15	(0.13)	0.02	(0.18)	3.81	0.36	640,948	1.03	1.03	3.90	88
Class C
Six months ended 08/31/26	3.55	0.09	(0.03)	0.06	(0.10)	3.51	1.66	14,013	1.73 (d)	1.73 (d)	5.32 (d)	74
Year ended 02/28/26	3.56	0.19	0.00	0.19	(0.20)	3.55	5.62	14,979	1.73	1.73	5.26	150
Year ended 02/28/25	3.49	0.20	0.08	0.28	(0.21)	3.56	8.14	16,594	1.74	1.75	5.54	172
Year ended 02/29/24	3.42	0.20	0.07	0.27	(0.20)	3.49	8.05	16,838	1.78	1.78	5.70	148
Year ended 02/28/23	3.80	0.15	(0.38)	(0.23)	(0.15)	3.42	(6.10)	16,924	1.78	1.78	4.19	87
Year ended 02/28/22	3.96	0.12	(0.13)	(0.01)	(0.15)	3.80	(0.40)	22,626	1.78	1.78	3.15	88
Class Y
Six months ended 08/31/26	3.56	0.11	(0.03)	0.08	(0.12)	3.52	2.17	43,144	0.73 (d)	0.73 (d)	6.32 (d)	74
Year ended 02/28/26	3.58	0.22	(0.00)	0.22	(0.24)	3.56	6.38	42,668	0.73	0.73	6.26	150
Year ended 02/28/25	3.50	0.23	0.09	0.32	(0.24)	3.58	9.51	83,173	0.74	0.75	6.54	172
Year ended 02/29/24	3.44	0.23	0.06	0.29	(0.23)	3.50	8.81	67,978	0.78	0.78	6.70	148
Year ended 02/28/23	3.82	0.18	(0.38)	(0.20)	(0.18)	3.44	(5.09)	42,874	0.78	0.78	5.19	87
Year ended 02/28/22	3.98	0.16	(0.13)	0.03	(0.19)	3.82	0.63	45,483	0.78	0.78	4.15	88
Investor Class
Six months ended 08/31/26	3.55	0.11	(0.04)	0.07	(0.11)	3.51	2.05 (e)	51,813	0.95 (d)(e)	0.95 (d)(e)	6.10 (d)(e)	74
Year ended 02/28/26	3.56	0.21	0.01	0.22	(0.23)	3.55	6.40	55,614	0.98	0.98	6.01	150
Year ended 02/28/25	3.49	0.22	0.08	0.30	(0.23)	3.56	8.95	56,843	0.99	1.00	6.29	172
Year ended 02/29/24	3.43	0.22	0.06	0.28	(0.22)	3.49	8.54	56,267	1.03	1.03	6.45	148
Year ended 02/28/23	3.81	0.17	(0.38)	(0.21)	(0.17)	3.43	(5.37)	58,755	1.03	1.03	4.94	87
Year ended 02/28/22	3.97	0.15	(0.13)	0.02	(0.18)	3.81	0.36	68,375	1.03	1.03	3.90	88
Class R5
Six months ended 08/31/26	3.54	0.11	(0.03)	0.08	(0.12)	3.50	2.18	16,324	0.68 (d)	0.68 (d)	6.37 (d)	74
Year ended 02/28/26	3.56	0.22	(0.00)	0.22	(0.24)	3.54	6.42	18,087	0.68	0.68	6.31	150
Year ended 02/28/25	3.48	0.23	0.09	0.32	(0.24)	3.56	9.58	16,671	0.68	0.69	6.60	172
Year ended 02/29/24	3.42	0.23	0.06	0.29	(0.23)	3.48	8.87	16,389	0.71	0.71	6.77	148
Year ended 02/28/23	3.80	0.18	(0.37)	(0.19)	(0.19)	3.42	(5.08)	18,972	0.71	0.71	5.26	87
Year ended 02/28/22	3.96	0.17	(0.14)	0.03	(0.19)	3.80	0.67	27,997	0.72	0.72	4.21	88
Class R6
Six months ended 08/31/26	3.55	0.11	(0.03)	0.08	(0.12)	3.51	2.22	371,741	0.61 (d)	0.61 (d)	6.44 (d)	74
Year ended 02/28/26	3.57	0.23	(0.01)	0.22	(0.24)	3.55	6.48	379,307	0.62	0.62	6.37	150
Year ended 02/28/25	3.49	0.24	0.09	0.33	(0.25)	3.57	9.67	422,039	0.60	0.61	6.68	172
Year ended 02/29/24	3.43	0.23	0.07	0.30	(0.24)	3.49	8.95	361,083	0.64	0.64	6.84	148
Year ended 02/28/23	3.81	0.19	(0.38)	(0.19)	(0.19)	3.43	(5.00)	71,702	0.64	0.64	5.33	87
Year ended 02/28/22	3.97	0.17	(0.14)	0.03	(0.19)	3.81	0.75	80,390	0.64	0.64	4.29	88

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.22% for the six months ended August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco High Yield Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco High Yield Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class Y, Investor Class, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Investor Class and Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s most recently reported net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
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Invesco High Yield Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may participate in securities lending and may lend portfolio securities having a market value up to one-third of the Fund’s total
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Invesco High Yield Fund

assets. Such loans are secured by cash collateral provided by the borrower equal to no less than 102% (105% for foreign securities) of the market value of the loaned securities determined daily by the securities lending agent. Cash collateral received in connection with these loans is invested in short-term money market instruments or in affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act or affiliated money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to a borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits associated with owning the securities, including through an obligation of the borrower to pay the Fund the amount of dividends or interest generated by the loaned security. Securities loans are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund the securities loaned and the Fund is required to return the collateral. Upon the failure of the borrower to return the loaned securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Lending securities entails a risk of loss to the Fund if the market value of the loaned securities increases, the borrower fails to provide additional collateral as required, and the borrower fails to return the loaned securities. Additionally, the Fund could experience delays and costs in gaining access to the collateral and the loaned securities may increase in value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the securities lending agent. However, the Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss incurred on the investment of that cash collateral. Dividends or income received on cash collateral investments, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as the affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as securities lending agent for the Fund. To the extent the Fund utilizes the Adviser as the affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended August 31, 2026, the Fund paid the Adviser $856 in fees with respect to which the Adviser acted as securities lending agent. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk
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Invesco High Yield Fund

since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Call Options Purchased and Written – The Fund may write call options to seek to manage risk exposures in the Fund’s investment portfolio or to earn premiums and/or buy call options for the purpose of acquiring the underlying reference asset for its portfolio, or on underlying reference assets against which it has written other call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period.  An uncovered call option exists without the ownership of the underlying security.  Options written by the Fund normally will have expiration dates between three and nine months from the date written.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities.  The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written.  If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.  If a written call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.  Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Options written. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities.  The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased.  Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.  A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
O.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts.  By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price.  In return for this right, the Fund pays an option premium.  The option’s underlying instrument may be a security, securities index, or a futures contract.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell.  If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses.  At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities.  The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised.  The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received.  Put options written are reported as a liability in the Statement of Assets and Liabilities.  Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
P.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by
18
Invesco High Yield Fund

having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of August 31, 2026, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Q.
Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
R.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
S.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $200 million	0.625%
Next $300 million	0.550%
Next $500 million	0.500%
Next $4 billion	0.450%
Over $5 billion	0.430%
19
Invesco High Yield Fund

For the six months ended August 31, 2026, the effective advisory fee rate incurred by the Fund was 0.53%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.50%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended August 31, 2026, the Adviser waived advisory fees of $11,727.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2026, IDI advised the Fund that IDI retained $22,638 in front-end sales commissions from the sale of Class A shares and $11,561 and $85 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended August 31, 2026, the Fund incurred $1,099 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
20
Invesco High Yield Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$927,577,719	$0	$927,577,719
Variable Rate Senior Loan Interests	—	92,236,285	11,430,855	103,667,140
Non-U.S. Dollar Denominated Bonds & Notes	—	17,051,846	—	17,051,846
Asset-Backed Securities	—	8,140,540	—	8,140,540
Common Stocks & Other Equity Interests	2,854,313	3,060,146	675,017	6,589,476
Exchange-Traded Funds	1,656,849	—	—	1,656,849
Money Market Funds	5,148,834	36,140,941	—	41,289,775
Total Investments in Securities	9,659,996	1,084,207,477	12,105,872	1,105,973,345
Other Investments - Assets*
Forward Foreign Currency Contracts	—	60,135	—	60,135
Swap Agreements	—	1,197	—	1,197
	—	61,332	—	61,332
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(283,363)	—	(283,363)
Total Other Investments	—	(222,031)	—	(222,031)
Total Investments	$9,659,996	$1,083,985,446	$12,105,872	$1,105,751,314

*	Unrealized appreciation (depreciation).

	Value 02/28/26	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 08/31/26
Variable Rate Senior Loan Interests	$15,837,844	$5,021,844	$(9,669,472)	$—	$(30,058)	$270,697	$—	$—	$11,430,855
Common Stocks & Other Equity Interests	137	—	—	—	—	(120)	675,000	—	675,017
U.S. Dollar Denominated Bonds & Notes	—	1,212,059	—	40,449	—	(1,252,508)	—	—	0
Total	$15,837,981	$6,233,903	$(9,669,472)	$40,449	$(30,058)	$(981,931)	$675,000	$—	$12,105,872
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 08/31/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$11,430,855	Third-Party Pricing	Broker Quote	103.00% of Par	-
Common Stocks & Other Equity Interests	675,017	Third-Party Pricing	Broker Quote	1.00% of Par	-
U.S. Dollar Denominated Bonds & Notes	0	Expected Recovery	Anticipated Proceeds	0.00% of Par	-
Total	$12,105,872
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2026:
	Value
Derivative Assets	Credit Risk	Currency Risk	Total
Unrealized appreciation on swap agreements — Centrally Cleared(a)	$1,197	$—	$1,197
Unrealized appreciation on forward foreign currency contracts outstanding	—	60,135	60,135
Total Derivative Assets	1,197	60,135	61,332
Derivatives not subject to master netting agreements	(1,197)	—	(1,197)
Total Derivative Assets subject to master netting agreements	$—	$60,135	$60,135

21
Invesco High Yield Fund

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(283,363)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(283,363)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2026.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
HSBC Bank USA	$−	$(18,261)	$(18,261)	$—	$—	$(18,261)
State Street Bank & Trust Co.	60,135	(265,102)	(204,967)	—	—	(204,967)
Total	$60,135	$(283,363)	$(223,228)	$—	$—	$(223,228)
Effect of Derivative Investments for the six months ended August 31, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$985,378	$-	$-	$985,378
Futures contracts	-	-	-	279,357	279,357
Options purchased(a)	-	-	(9,193)	-	(9,193)
Swap agreements	390,617	-	-	-	390,617
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(178,082)	-	-	(178,082)
Futures contracts	-	-	-	241,268	241,268
Options purchased(a)	-	-	(49,892)	-	(49,892)
Swap agreements	129,639	-	-	-	129,639
Total	$520,256	$807,296	$(59,085)	$520,625	$1,789,092

(a)
Options purchased are included in the net realized gain (loss) from unaffiliated investment securities and the change in net unrealized appreciation (depreciation)
on unaffiliated investment securities.

The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Equity Options Purchased	Swap Agreements
Average notional value	$32,942,267	$44,701,466	$3,035,000	$8,332,500
Average contracts	—	—	350	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund
22
Invesco High Yield Fund

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of August 31, 2026. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.
Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Carrix Holdings LLC	Delayed Draw Term Loan	$1,239,000	$780
CoreWeave Compute Acquisition Co. VIII LLC	Delayed Draw Term Loan	2,766,712	(6,917)
		$4,005,712	$(6,137)
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$61,059,254	$260,903,873	$321,963,127
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2026 was $792,094,975 and $796,219,754, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$12,012,342
Aggregate unrealized (depreciation) of investments	(14,624,903)
Net unrealized appreciation (depreciation) of investments	$(2,612,561)
Cost of investments for tax purposes is $1,108,363,875.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold:
Class A	11,076,785	$39,071,644	41,222,966	$145,811,142
Class C	303,213	1,066,493	1,098,138	3,885,048
Class Y	3,864,276	13,689,789	4,206,588	14,943,662
Investor Class	244,687	861,818	3,236,503	11,482,127
Class R5	371,162	1,305,023	1,304,319	4,621,310
Class R6	2,966,339	10,445,499	18,880,694	66,327,745
Issued as reinvestment of dividends:
Class A	4,011,691	14,106,918	8,401,657	29,792,485
Class C	91,463	321,622	206,322	730,431
Class Y	255,637	901,156	589,481	2,091,670
Investor Class	392,821	1,381,324	876,791	3,104,904
Class R5	156,056	547,714	316,333	1,118,340
Class R6	3,446,861	12,120,447	7,643,917	27,077,984
Automatic conversion of Class C shares to Class A shares:
Class A	325,854	1,146,602	617,980	2,192,686
Class C	(326,248)	(1,146,602)	(619,176)	(2,192,686)
23
Invesco High Yield Fund

Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(18,442,533)	$(65,034,359)	(48,648,784)	$(172,109,252)
Class C	(296,018)	(1,041,644)	(1,120,995)	(3,960,318)
Class Y	(3,846,493)	(13,582,723)	(16,063,768)	(55,862,156)
Investor Class	(1,545,676)	(5,458,222)	(4,392,862)	(15,577,128)
Class R5	(973,320)	(3,407,649)	(1,200,653)	(4,233,336)
Class R6	(7,373,312)	(25,957,742)	(38,016,296)	(135,583,451)
Net increase (decrease) in share activity	(5,296,755)	$(18,662,892)	(21,460,845)	$(76,338,793)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 8% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
24
Invesco High Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco High Yield Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers  and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement, as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and five year periods and the fifth quintile for the three year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis ).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board considered that the Fund’s lower credit risk profile relative to its
25
Invesco High Yield Fund

performance universe and Index and security selection in certain bonds detracted from the Fund’s performance for the three-year period. The Board also considered recent changes to the Fund’s portfolio management team and the addition of new portfolio managers.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the Fund’s contractual management fee schedule was amended effective July 1, 2024 to add an additional breakpoint for assets over $5 billion. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.  The Board noted that the sub-advisory fees for the Fund are negotiated at arm’s length by Invesco Advisers and are paid by Invesco Advisers out of its advisory fees. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.   Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and
26
Invesco High Yield Fund

receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
27
Invesco High Yield Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
28
Invesco High Yield Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
HYI-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2026
Invesco Income Fund
Nasdaq:
A: AGOVX ■ C: AGVCX ■ R: AGVRX ■ Y: AGVYX ■ Investor: AGIVX ■ R5: AGOIX ■ R6: AGVSX

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
19	Approval of Investment Advisory and Sub-Advisory Contracts
21	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2026
(Unaudited)

Principal Amount		Value
Asset-Backed Securities–81.10%
Affirm Master Trust, Series 2025-2A, Class C, 5.26%, 07/15/2033(a)	$1,500,000	$1,502,745
AMSR Trust, Series 2023-SFR2, Class C, 3.95%, 06/17/2040(a)	4,000,000	3,873,935
Amur Equipment Finance Receivables XVI LLC,
Series 2026-1A, Class D, 5.82%, 02/21/2034(a)	2,150,000	2,148,831
Series 2026-1A, Class E, 7.67%, 02/20/2035(a)	771,000	770,901
Angel Oak Mortgage Trust,
Series 2024-2, Class A1, 5.99%, 01/25/2069(a)	1,194,054	1,194,666
Series 2025-HB1, Class A1, 5.44% (30 Day Average SOFR + 1.80%), 02/25/2055(a)(b)	316,840	318,767
Arby’s Funding LLC, Series 2026-1A, Class A2, 6.37%, 10/30/2056(a)	635,000	636,192
AutoNation Finance Trust,
Series 2025-1A, Class D, 5.63%, 09/10/2032(a)	2,000,000	2,006,991
Series 2026-1A, Class D, 5.07%, 01/11/2034(a)	2,000,000	1,971,306
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2023-1A, Class B, 6.08%, 04/20/2029(a)	2,000,000	2,026,594
Series 2023-4A, Class C, 7.24%, 06/20/2029(a)	3,000,000	3,077,233
Bank,
Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	4,302,000	4,241,184
Series 2018-BNK14, Class E, 3.00%, 09/15/2060(a)	5,750,000	3,717,146
BBCMS Mortgage Trust,
Series 2018-C2, Class C, 5.13%, 12/15/2051(c)	2,500,000	2,264,447
Series 2022-C15, Class AS, 3.75%, 04/15/2055(c)	800,000	710,121
Series 2023-C22, Class AS, 7.37%, 11/15/2056(c)	3,000,000	3,216,136
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 0.00%, 01/25/2035(c)(d)	176,614	171,314
Benchmark Mortgage Trust,
Series 2021-B28, Class AS, 2.43%, 08/15/2054	3,200,000	2,746,332
Series 2022-B37, Class AS, 5.94%, 11/15/2055(c)	4,000,000	3,982,431
Series 2023-B40, Class AS, 6.59%, 12/15/2056	2,000,000	2,103,593
Series 2023-V3, Class AS, 7.10%, 07/15/2056(c)	4,000,000	4,110,612
Series 2024-V5, Class AM, 6.42%, 01/10/2057(c)	1,900,000	1,938,363
BMO Mortgage Trust, Series 2024- 5C4, Class A3, 6.53%, 05/15/2057(c)	1,066,000	1,099,176
Principal Amount		Value
BRAVO Residential Funding Trust, Series 2025-NQM10, Class A, 5.33%, 09/25/2065(a)	$865,973	$858,345
BX Trust, Series 2025-OMG, Class C, 5.34% (1 mo. Term SOFR + 1.70%), 10/15/2042(a)(b)	2,000,000	2,001,893
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D, 4.66%, 05/15/2052(a)(c)	4,517,000	118,571
CarMax Auto Owner Trust, Series 2025-4, Class D, 5.11%, 05/17/2032	1,000,000	993,165
CarMax Select Receivables Trust,
Series 2025-B, Class D, 5.33%, 07/15/2031	2,000,000	1,994,286
Series 2026-A, Class E, 6.56%, 02/15/2033(a)	1,500,000	1,477,066
Series 2026-B, Class E, 7.36%, 06/15/2033(a)	1,500,000	1,507,108
Castlelake Aircraft Structured Trust, Series 2026-2A, Class A, 5.33%, 04/15/2051(a)	1,446,213	1,426,753
Centersquare Issuer LLC,
Series 2024-1A, Class A2, 5.20%, 10/26/2054(a)	2,000,000	1,936,426
Series 2025-4A, Class A2, 5.20%, 08/25/2055(e)	750,000	689,905
Chase Mortgage Finance Corp., Series 2016-SH2, Class M3, 3.75%, 12/25/2045(a)(c)	942,402	872,156
CHNGE Mortgage Trust, Series 2023-3, Class A1, 7.10%, 07/25/2058(a)	942,115	939,549
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class AS, 4.41%, 06/10/2051(c)	3,000,000	2,948,342
Citigroup Mortgage Loan Trust, Series 2024-1, Class A4A, 6.00%, 07/25/2054(a)(c)	491,967	492,086
Commonbond Student Loan Trust, Series 2020-1, Class A, 1.69%, 10/25/2051(a)	1,133,355	1,036,956
Consolidated Communications LLC/ Fidium Fiber Finance Holdco LLC, Series 2026-1A, Class A2, 5.08%, 03/20/2056(a)	240,000	233,531
Corporate One Auto Receivables Trust, Series 2026-1A, Class C, 4.84%, 04/15/2031(a)	1,000,000	986,789
Credit Suisse Mortgage Capital Trust, Series 2022-ATH2, Class M1, 4.98%, 05/25/2067(a)(c)	4,000,000	3,987,371
Cross Mortgage Trust,
Series 2026-NQM3, Class A3, 5.48%, 03/25/2071(a)	1,862,729	1,841,128
Series 2026-NQM8, Class A3, 5.79%, 07/25/2071(a)	1,027,057	1,022,777
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Income Fund

Principal Amount		Value
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class E, 3.88%, 01/15/2049(a)(c)	$3,000,000	$2,156,759
Series 2018-CX11, Class A4, 3.77%, 04/15/2051	264,709	262,299
D2-Natixis Multifamily Mortgage Trust, Series 2026-M1, Class AS, 5.93%, 08/15/2059(c)	1,000,000	1,004,439
DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, 11/20/2051(a)	1,085,850	953,900
Deephaven Residential Mortgage Trust,
Series 2021-3, Class A1, 1.19%, 08/25/2066(a)(c)	1,477,975	1,301,178
Series 2024-1, Class A1, 5.74%, 07/25/2069(a)	1,154,261	1,155,494
Dell Equipment Finance Trust,
Series 2025-2, Class D, 4.83%, 03/22/2032(a)	1,500,000	1,486,462
Series 2026-1A, Class D, 5.19%, 11/22/2032(a)	1,500,000	1,489,503
Eclipse Aircraft LLC, Series 2026-1, Class A, 5.63%, 05/15/2051(a)	1,340,865	1,332,892
Ellington Financial Mortgage Trust, Series 2022-3, Class A1, 6.00%, 08/25/2067(a)	2,635,125	2,630,111
ELM Trust, Series 2024-ELM, Class A10, 5.99%, 06/10/2039(a)(c)	1,200,000	1,199,210
Exeter Automobile Receivables Trust, Series 2026-3A, Class D, 5.44%, 10/15/2032	1,500,000	1,492,476
FIVE Mortgage Trust, Series 2023-V1, Class XA, IO, 0.86%, 02/10/2056(f)	48,149,299	311,054
Flagstar Mortgage Trust,
Series 2018-5, Class B1, 4.34%, 09/25/2048(a)(c)	1,236,362	1,149,169
Series 2018-5, Class B2, 4.34%, 09/25/2048(a)(c)	1,481,452	1,373,653
Series 2018-6RR, Class B2, 4.90%, 10/25/2048(a)(c)	2,202,530	2,118,165
Series 2018-6RR, Class B3, 4.90%, 10/25/2048(a)(c)	2,202,530	2,113,818
GCAT Trust, Series 2023-NQM2, Class M1, 6.99%, 11/25/2067(a)(c)	2,781,000	2,773,107
Greensky Home Improvement Issuer Trust, Series 2026-A, Class E, 7.85%, 12/15/2070(a)	1,250,000	1,254,498
GS Mortgage-Backed Securities Trust,
Series 2025-HE1, Class A1, 5.19% (30 Day Average SOFR + 1.55%), 10/25/2055(a)(b)	576,130	578,454
Series 2025-HE2, Class M1, 5.54% (30 Day Average SOFR + 1.90%), 12/25/2065(a)(b)	540,000	543,759
Series 2026-NQM5, Class A3, 6.09%, 11/25/2066(a)	1,971,692	1,969,740
Hertz Vehicle Financing III L.P., Series 2021-2A, Class B, 2.12%, 12/27/2027(a)	1,176,667	1,170,169
Hertz Vehicle Financing LLC,
Series 2022-2A, Class B, 2.65%, 06/26/2028(a)	1,000,000	983,680
Series 2022-2A, Class C, 2.95%, 06/26/2028(a)	1,500,000	1,469,985
Principal Amount		Value
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 07/21/2031(a)	$387,022	$388,086
Kinetic ABS Issuer LLC, Series 2026- 1A, Class A2, 5.22%, 02/25/2056(a)	2,000,000	1,959,228
Lightpath Fiber Issuer LLC, Series 2026-1A, Class B, 5.89%, 03/25/2056(a)	1,600,000	1,569,940
MACH 1 Cayman Ltd., Series 2019-1, Class B, 4.34%, 10/15/2039(a)	11,159	11,111
MAPS 2026-2 Trust, Series 2026-2A, Class A, 5.52%, 06/15/2051(a)	1,482,143	1,470,049
Merchants Fleet Funding LLC, Series 2025-1A, Class C, 5.21%, 01/20/2039(a)	2,000,000	1,996,901
Metronet Infrastructure Issuer LLC, Series 2025-1A, Class A2, 6.01%, 07/20/2055(e)	750,000	756,867
MILE Trust, Series 2025-STNE, Class A, 5.14% (1 mo. Term SOFR + 1.50%), 07/15/2042(a)(b)	1,630,000	1,638,832
Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 01/15/2030(a)	2,500,000	2,500,937
Morgan Stanley Residential Mortgage Loan Trust,
Series 2023-NQM1, Class A3, 7.53%, 09/25/2068(a)	1,083,204	1,082,049
Series 2026-NQM1, Class M1, 5.67%, 12/25/2070(a)(c)	2,000,000	1,950,776
MP 2023 LLC, Series 2025-1A, Class A, 5.55%, 11/15/2065(a)	1,944,921	1,878,314
MSWF Commercial Mortgage Trust, Series 2023-1, Class A2, 6.45%, 05/15/2056	2,000,000	2,041,410
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 5.03% (1 mo. Term SOFR + 1.39%), 10/15/2040(a)(b)	2,000,000	2,009,426
OBX Trust,
Series 2024-NQM5, Class A1, 5.99%, 01/25/2064(a)	636,005	637,057
Series 2025-HE1, Class A1, 5.24% (30 Day Average SOFR + 1.60%), 02/25/2055(a)(b)	432,600	434,568
Series 2026-HE2, Class A1A, 4.99% (30 Day Average SOFR + 1.35%), 06/25/2056(a)(b)	1,900,956	1,904,677
OneMain Financial Issuance Trust, Series 2026-1A, Class C, 5.40%, 07/14/2039(a)	1,000,000	997,160
Pagaya AI Debt Grantor Trust, Series 2026-1, Class B, 5.37%, 09/15/2033(a)	1,998,696	1,985,035
Pagaya AI Debt Selection Trust, Series 2026-5, Class B, 6.39%, 03/15/2034(a)	1,400,000	1,402,557
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.27%, 12/06/2055(a)	997,500	982,656
PRPM Trust, Series 2023-NQM3, Class A3, 6.98%, 11/25/2068(a)	1,538,283	1,541,433
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056(a)	2,720,000	2,716,093
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Income Fund

Principal Amount		Value
Rad CLO 18 Ltd., Series 2023-18A, Class BR, 5.65% (3 mo. Term SOFR + 1.90%), 07/15/2037(a)(b)	$2,500,000	$2,506,005
Research-Driven Pagaya Motor Asset Trust, Series 2026-4A, Class A4, 5.80%, 05/25/2035(a)	1,000,000	1,001,539
Residential Mortgage Loan Trust, Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(c)	3,276,000	3,216,979
SCG Mortgage Trust, Series 2026- PALM, Class A, 4.91% (1 mo. Term SOFR + 1.27%), 07/15/2043(a)(b)	1,350,000	1,353,053
Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M, 4.75%, 06/25/2057(a)(c)	1,194,454	1,184,646
SG Residential Mortgage Trust, Series 2022-1, Class M1, 3.95%, 03/27/2062(a)(c)	4,000,000	3,231,221
SHRN Trust, Series 2025-MF18, Class C, 5.34% (1 mo. Term SOFR + 1.70%), 10/15/2040(a)(b)	1,439,000	1,443,875
Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, 10/25/2048(a)	2,500,000	2,501,559
Structured Agency Credit Risk, Series 2026-DNA1, Class M2, STACR®, 4.94% (30 Day Average SOFR + 1.30%), 02/25/2046(a)(b)	1,000,000	1,000,807
Subway Funding LLC,
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(a)	2,518,147	2,521,268
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(a)	2,235,187	2,170,372
Sumisho Air Lease Corp., Series 2025-X2, Class C, 4.93%, 10/15/2030(a)	1,000,000	1,000,448
Taco Bell Funding LLC, Series 2021- 1A, Class A23, 2.54%, 08/25/2051(a)	982,500	854,475
Textainer Marine Containers VII Ltd. (China),
Series 2020-1A, Class B, 4.94%, 08/21/2045(a)	1,162,281	1,141,216
Series 2021-1A, Class B, 2.52%, 02/20/2046(a)	1,448,910	1,359,274
Series 2021-2A, Class B, 2.82%, 04/20/2046(a)	2,580,000	2,404,214
TierPoint Issuer LLC, Series 2025-1A, Class A2, 6.15%, 04/26/2055(a)	4,000,000	3,988,165
Triton Container Finance IX LLC, Series 2025-1A, Class C, 6.21%, 06/20/2050(a)	1,342,500	1,312,997
USB Auto Owner Trust, Series 2025- 1A, Class D, 5.40%, 12/15/2032(a)	1,250,000	1,243,926
VB-S1 Issuer LLC, Series 2026-1A, Class D, 5.19%, 03/15/2056(a)	370,000	358,669
VDCM Commercial Mortgage Trust, Series 2025-AZ, Class C, 6.03%, 07/13/2044(a)(c)	2,000,000	1,949,617
WBHT Commercial Mortgage Trust, Series 2025-WBM, Class B, 5.83% (1 mo. Term SOFR + 2.19%), 06/15/2042(a)(b)	1,500,000	1,498,642
Principal Amount		Value
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class AS, 3.67%, 07/15/2050(c)	$2,647,358	$2,594,325
Series 2017-RC1, Class D, 3.25%, 01/15/2060(a)	4,000,000	3,749,381
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(a)	1,093,024	1,066,992
Series 2021-1A, Class A2II, 2.78%, 06/15/2051(a)	1,329,987	1,156,823
Westlake Automobile Receivables Trust,
Series 2026-1A, Class C, 4.37%, 06/16/2031(a)	2,500,000	2,477,326
Series 2026-2A, Class D, 5.25%, 03/15/2032(a)	2,000,000	1,988,477
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(a)	3,267,999	3,124,158
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(a)	2,288,300	2,317,524
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(a)	2,000,000	2,014,940
Total Asset-Backed Securities (Cost $214,617,167)		205,055,268
U.S. Government Sponsored Agency Mortgage-Backed Securities–31.10%
Collateralized Mortgage Obligations–1.18%
Fannie Mae REMICs, IO, 2.50%, 08/25/2049(g)	10,912,200	1,436,526
Freddie Mac REMICs, IO, 2.50%, 09/25/2048(g)	11,801,812	1,551,774
		2,988,300
Federal Home Loan Mortgage Corp. (FHLMC)–1.24%
6.50%, 06/01/2029 to 08/01/2032	1,012	1,046
7.00%, 03/01/2032	91	95
6.00%, 06/01/2053	3,083,401	3,142,414
		3,143,555
Federal National Mortgage Association (FNMA)–2.47%
6.50%, 02/01/2028 to 09/01/2032	1,011	1,043
7.00%, 06/01/2029	45	47
8.00%, 10/01/2029	5	5
6.00%, 06/01/2053	6,098,944	6,235,523
		6,236,618
Government National Mortgage Association (GNMA)–16.20%
8.00%, 12/20/2026 to 12/15/2030	53,969	55,298
6.50%, 10/15/2027 to 09/15/2032	7	7
7.00%, 10/15/2027 to 12/15/2036	118,216	120,782
8.50%, 01/15/2037	9,662	9,753
TBA, 2.00%, 09/01/2056(h)	16,500,000	13,230,357
2.50%, 09/01/2056(h)	11,995,000	10,028,023
5.00%, 09/01/2056(h)	10,810,000	10,468,302
5.50%, 09/01/2056(h)	7,080,000	7,030,763
		40,943,285
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Income Fund

Principal Amount		Value
Uniform Mortgage-Backed Securities–10.01%
TBA, 2.50%, 08/01/2041 to 09/01/2056(h)	$13,718,000	$11,792,426
4.50%, 09/01/2041(h)	727,000	709,535
5.00%, 09/01/2041(h)	4,629,000	4,606,698
3.00%, 09/01/2056(h)	4,944,000	4,214,137
3.50%, 09/01/2056(h)	4,500,000	3,990,410
		25,313,206
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $78,251,319)		78,624,964

Agency Credit Risk Transfer Notes–7.39%
Fannie Mae Connecticut Avenue Securities,
Series 2023-R03, Class 2M1, STACR®, 6.14% (30 Day Average SOFR + 2.50%), 04/25/2043(a)(b)	873,868	877,778
Series 2023-R07, Class 2M2, STACR®, 6.89% (30 Day Average SOFR + 3.25%), 09/25/2043(a)(b)	2,500,000	2,566,954
Series 2023-R08, Class 1M2, STACR®, 6.14% (30 Day Average SOFR + 2.50%), 10/25/2043(a)(b)	785,000	798,367
Series 2024-R05, Class 2M2, STACR®, 5.34% (30 Day Average SOFR + 1.70%), 07/25/2044(a)(b)	1,526,148	1,529,319
Series 2025-R02, Class 1M1, STACR®, 4.79% (30 Day Average SOFR + 1.15%), 02/25/2045(a)(b)	108,937	108,954
Series 2025-R03, Class 2M2, 5.89% (30 Day Average SOFR + 2.25%), 03/25/2045(a)(b)	1,800,000	1,819,925
Series 2026-R01, Class 2M2, STACR®, 4.99% (30 Day Average SOFR + 1.35%), 01/25/2046(a)(b)	1,000,000	998,379
Freddie Mac,
Series 2022-DNA3, Class M1B, STACR®, 6.54% (30 Day Average SOFR + 2.90%), 04/25/2042(a)(b)	3,000,000	3,035,126
Series 2022-DNA6, Class M1, STACR®, 7.34% (30 Day Average SOFR + 3.70%), 09/25/2042(a)(b)	2,250,000	2,305,556
Series 2023-DNA1, Class M1, STACR®, 6.74% (30 Day Average SOFR + 3.10%), 03/25/2043(a)(b)	3,000,000	3,087,473
Series 2023-HQA3, Class M2, STACR®, 6.99% (30 Day Average SOFR + 3.35%), 11/25/2043(a)(b)	1,500,000	1,555,790
Total Agency Credit Risk Transfer Notes (Cost $18,633,174)		18,683,621
U.S. Treasury Securities–5.11%
U.S. Treasury Bills–0.80%
3.61% - 3.69%, 09/17/2026(i)(j)	1,890,000	1,886,947
3.78% - 3.96%, 01/14/2027(i)	136,000	134,061
		2,021,008
Principal Amount		Value
U.S. Treasury Bonds–0.19%
5.00%, 05/15/2046	$500,000	$485,352
U.S. Treasury Notes–4.12%
3.50%, 02/15/2029	1,750,000	1,714,317
4.13%, 06/15/2029	7,000,000	6,949,961
4.25%, 08/15/2029	750,000	746,865
4.13%, 10/31/2029	1,000,000	991,191
		10,402,334
Total U.S. Treasury Securities (Cost $13,009,895)		12,908,694
Shares
Preferred Stocks–1.26%
Mortgage REITs–1.26%
Chimera Investment Corp., 8.74% (3 mo. Term SOFR + 5.00%), Series C, Pfd.(b)	26,638	623,329
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.	68,689	1,576,413
Redwood Trust, Inc., 10.00%, Pfd.(k)	40,000	986,960
Total Preferred Stocks (Cost $3,288,268)		3,186,702
Money Market Funds–0.73%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(l)(m)	1,114,679	1,114,679
Invesco Treasury Portfolio, Institutional Class, 3.66%(l)(m)	743,119	743,119
Total Money Market Funds (Cost $1,857,798)		1,857,798
TOTAL INVESTMENTS IN SECURITIES–126.69% (Cost $329,657,621)		320,317,047
OTHER ASSETS LESS LIABILITIES—(26.69)%		(67,479,719)
NET ASSETS–100.00%		$252,837,328

Securities Sold Short
Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities Short–(4.17)%
Uniform Mortgage-Backed Securities–(4.17)%
TBA, 2.50%, 08/01/2041(h)	$(5,718,000)	$(5,265,541)
TBA, 2.00%, 09/01/2041(h)	(5,830,000)	(5,266,982)
Total Securities Sold Short (Proceeds $(10,582,218))	(10,532,523)
Investment Abbreviations:
IO	– Interest Only
Pfd.	– Preferred
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Income Fund

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $182,066,612, which represented 72.01% of the Fund’s Net Assets.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2026.
(c)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on August 31, 2026.

(d)	Zero coupon bond issued at a discount.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
August 31, 2026.

(g)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1N.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M.
(k)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,032,050	$30,252,164	$(33,169,535)	$-	$-	$1,114,679	$42,836
Invesco Treasury Portfolio, Institutional Class	2,688,034	20,168,110	(22,113,025)	-	-	743,119	28,406
Total	$6,720,084	$50,420,274	$(55,282,560)	$-	$-	$1,857,798	$71,242

(m)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	16	December-2026	$3,283,750	$(7,013)	$(7,013)
U.S. Treasury 10 Year Notes	11	December-2026	1,184,219	(6,915)	(6,915)
U.S. Treasury 10 Year Ultra Notes	146	December-2026	15,975,593	(70,843)	(70,843)
U.S. Treasury Long Bonds	130	December-2026	14,121,250	(51,828)	(51,828)
U.S. Treasury Ultra Bonds	16	December-2026	1,760,500	(5,763)	(5,763)
Subtotal—Long Futures Contracts				(142,362)	(142,362)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	18	December-2026	(1,902,656)	1,629	1,629
Total Futures Contracts				$(140,733)	$(140,733)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Income Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $327,799,823)	$318,459,249
Investments in affiliated money market funds, at value (Cost $1,857,798)	1,857,798
Cash	18,852
Receivable for:
Investments sold	10,590,179
Fund shares sold	10,090
Dividends	17,528
Interest	947,973
Investment for trustee deferred compensation and retirement plans	213,331
Other assets	70,390
Total assets	332,185,390
Liabilities:
Other investments:
Securities sold short, at value (proceeds $10,582,218)	10,532,523
Variation margin payable — futures contracts	138,112
Payable for:
Investments purchased	67,863,016
Interest on short sales	11,933
Dividends	129,365
Fund shares reacquired	234,247
Accrued fees to affiliates	147,743
Accrued trustees’ and officers’ fees and benefits	4,519
Accrued other operating expenses	70,176
Trustee deferred compensation and retirement plans	216,428
Total liabilities	79,348,062
Net assets applicable to shares outstanding	$252,837,328
Net assets consist of:
Shares of beneficial interest	$364,346,747
Distributable earnings (loss)	(111,509,419)
$252,837,328
Net Assets:
Class A	$222,492,015
Class C	$5,779,630
Class R	$6,684,296
Class Y	$6,346,163
Investor Class	$10,989,330
Class R5	$426,032
Class R6	$119,862
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	32,476,001
Class C	843,110
Class R	975,048
Class Y	925,365
Investor Class	1,602,054
Class R5	62,152
Class R6	17,482
Class A:
Net asset value per share	$6.85
Maximum offering price per share (Net asset value of $6.85 ÷ 95.75%)	$7.15
Class C:
Net asset value and offering price per share	$6.86
Class R:
Net asset value and offering price per share	$6.86
Class Y:
Net asset value and offering price per share	$6.86
Investor Class:
Net asset value and offering price per share	$6.86
Class R5:
Net asset value and offering price per share	$6.85
Class R6:
Net asset value and offering price per share	$6.86
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Income Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)
Investment income:
Interest	$7,097,175
Dividends	113,603
Dividends from affiliated money market funds	71,242
Total investment income	7,282,020
Expenses:
Advisory fees	629,781
Administrative services fees	19,212
Custodian fees	17,464
Distribution fees:
Class A	290,438
Class C	33,577
Class R	17,634
Investor Class	9,578
Transfer agent fees — A, C, R, Y and Investor	219,087
Transfer agent fees — R5	214
Transfer agent fees — R6	26
Trustees’ and officers’ fees and benefits	12,164
Registration and filing fees	50,264
Reports to shareholders	19,239
Professional services fees	32,655
Other	7,597
Total expenses	1,358,930
Less: Fees waived and/or expenses reimbursed	(2,166)
Net expenses	1,356,764
Net investment income	5,925,256
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,460,900)
Futures contracts	(2,007,487)
Securities sold short	26,775
(3,441,612)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(5,826,764)
Futures contracts	(556,964)
Securities sold short	49,695
(6,334,033)
Net realized and unrealized gain (loss)	(9,775,645)
Net increase (decrease) in net assets resulting from operations	$(3,850,389)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Income Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)
	August 31, 2026	February 28, 2026
Operations:
Net investment income	$5,925,256	$12,923,820
Net realized gain (loss)	(3,441,612)	(73,548)
Change in net unrealized appreciation (depreciation)	(6,334,033)	4,226,101
Net increase (decrease) in net assets resulting from operations	(3,850,389)	17,076,373
Distributions to shareholders from distributable earnings:
Class A	(5,573,365)	(11,881,512)
Class C	(135,645)	(266,861)
Class R	(160,314)	(272,776)
Class Y	(159,646)	(398,951)
Investor Class	(278,165)	(637,883)
Class R5	(10,894)	(21,625)
Class R6	(4,495)	(23,085)
Total distributions from distributable earnings	(6,322,524)	(13,502,693)
Return of capital:
Class A	—	(167,334)
Class C	—	(3,758)
Class R	—	(3,842)
Class Y	—	(5,619)
Investor Class	—	(8,984)
Class R5	—	(305)
Class R6	—	(325)
Total return of capital	—	(190,167)
Total distributions	(6,322,524)	(13,692,860)
Share transactions–net:
Class A	(9,613,572)	(457,011)
Class C	(1,437,977)	2,337,236
Class R	(118,275)	1,876,278
Class Y	205,300	(231,191)
Investor Class	(238,445)	(1,725,796)
Class R5	6,424	46,014
Class R6	(178,431)	(113,686)
Net increase (decrease) in net assets resulting from share transactions	(11,374,976)	1,731,844
Net increase (decrease) in net assets	(21,547,889)	5,115,357
Net assets:
Beginning of period	274,385,217	269,269,860
End of period	$252,837,328	$274,385,217
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/26	$7.12	$0.16	$(0.26)	$(0.10)	$(0.17)	$—	$(0.17)	$6.85	(1.44)%	$222,492	1.02%(d)	1.02%(d)	4.49%(d)	158%
Year ended 02/28/26	7.03	0.34	0.11	0.45	(0.36)	(0.00)	(0.36)	7.12	6.55	241,048	1.01	1.02	4.81	219
Year ended 02/28/25	6.85	0.36	0.20	0.56	(0.38)	—	(0.38)	7.03	8.42	238,550	1.02	1.03	5.15	183
Year ended 02/29/24	7.00	0.32	(0.08)	0.24	(0.39)	—	(0.39)	6.85	3.62	240,670	0.99	1.00	4.68	268
Year ended 02/28/23	7.71	0.28	(0.73)	(0.45)	(0.26)	—	(0.26)	7.00	(5.88)	257,447	0.96	0.97	3.95	199
Year ended 02/28/22	7.94	0.20	(0.20)	0.00	(0.23)	—	(0.23)	7.71	(0.06)	303,030	0.91	0.91	2.56	220
Class C
Six months ended 08/31/26	7.12	0.13	(0.25)	(0.12)	(0.14)	—	(0.14)	6.86	(1.67)	5,780	1.77 (d)	1.77 (d)	3.74 (d)	158
Year ended 02/28/26	7.03	0.29	0.11	0.40	(0.31)	(0.00)	(0.31)	7.12	5.75	7,482	1.76	1.77	4.06	219
Year ended 02/28/25	6.86	0.30	0.20	0.50	(0.33)	—	(0.33)	7.03	7.46	5,045	1.77	1.78	4.40	183
Year ended 02/29/24	7.00	0.27	(0.07)	0.20	(0.34)	—	(0.34)	6.86	2.99	4,340	1.74	1.75	3.93	268
Year ended 02/28/23	7.71	0.23	(0.74)	(0.51)	(0.20)	—	(0.20)	7.00	(6.59)	4,957	1.71	1.72	3.20	199
Year ended 02/28/22	7.94	0.14	(0.20)	(0.06)	(0.17)	—	(0.17)	7.71	(0.81)	6,586	1.66	1.66	1.81	220
Class R
Six months ended 08/31/26	7.12	0.15	(0.25)	(0.10)	(0.16)	—	(0.16)	6.86	(1.42)	6,684	1.27 (d)	1.27 (d)	4.24 (d)	158
Year ended 02/28/26	7.03	0.32	0.11	0.43	(0.34)	(0.00)	(0.34)	7.12	6.28	7,069	1.26	1.27	4.56	219
Year ended 02/28/25	6.86	0.34	0.19	0.53	(0.36)	—	(0.36)	7.03	7.99	5,109	1.27	1.28	4.90	183
Year ended 02/29/24	7.00	0.30	(0.07)	0.23	(0.37)	—	(0.37)	6.86	3.52	4,889	1.24	1.25	4.43	268
Year ended 02/28/23	7.72	0.27	(0.75)	(0.48)	(0.24)	—	(0.24)	7.00	(6.23)	3,945	1.21	1.22	3.70	199
Year ended 02/28/22	7.95	0.18	(0.20)	(0.02)	(0.21)	—	(0.21)	7.72	(0.27)	4,043	1.16	1.16	2.31	220
Class Y
Six months ended 08/31/26	7.13	0.17	(0.26)	(0.09)	(0.18)	—	(0.18)	6.86	(1.31)	6,346	0.77 (d)	0.77 (d)	4.74 (d)	158
Year ended 02/28/26	7.04	0.36	0.11	0.47	(0.37)	(0.01)	(0.38)	7.13	6.81	6,381	0.76	0.77	5.06	219
Year ended 02/28/25	6.86	0.37	0.21	0.58	(0.40)	—	(0.40)	7.04	8.69	6,525	0.77	0.78	5.40	183
Year ended 02/29/24	7.01	0.34	(0.08)	0.26	(0.41)	—	(0.41)	6.86	3.88	7,189	0.74	0.75	4.93	268
Year ended 02/28/23	7.72	0.30	(0.73)	(0.43)	(0.28)	—	(0.28)	7.01	(5.63)	5,059	0.71	0.72	4.20	199
Year ended 02/28/22	7.95	0.23	(0.21)	0.02	(0.25)	—	(0.25)	7.72	0.19	7,659	0.66	0.66	2.81	220
Investor Class
Six months ended 08/31/26	7.13	0.16	(0.26)	(0.10)	(0.17)	—	(0.17)	6.86	(1.39)(e)	10,989	0.94 (d)(e)	0.94 (d)(e)	4.57 (d)(e)	158
Year ended 02/28/26	7.04	0.34	0.11	0.45	(0.36)	(0.00)	(0.36)	7.13	6.63 (e)	11,663	0.94 (e)	0.95 (e)	4.88 (e)	219
Year ended 02/28/25	6.86	0.36	0.21	0.57	(0.39)	—	(0.39)	7.04	8.50 (e)	13,241	0.95 (e)	0.96 (e)	5.22 (e)	183
Year ended 02/29/24	7.01	0.33	(0.08)	0.25	(0.40)	—	(0.40)	6.86	3.70 (e)	13,792	0.87 (e)	0.88 (e)	4.80 (e)	268
Year ended 02/28/23	7.72	0.29	(0.74)	(0.45)	(0.26)	—	(0.26)	7.01	(5.78)(e)	15,088	0.91 (e)	0.92 (e)	4.00 (e)	199
Year ended 02/28/22	7.95	0.21	(0.21)	0.00	(0.23)	—	(0.23)	7.72	0.01 (e)	17,588	0.83 (e)	0.83 (e)	2.64 (e)	220
Class R5
Six months ended 08/31/26	7.12	0.17	(0.26)	(0.09)	(0.18)	—	(0.18)	6.85	(1.28)	426	0.70 (d)	0.70 (d)	4.81 (d)	158
Year ended 02/28/26	7.03	0.36	0.11	0.47	(0.37)	(0.01)	(0.38)	7.12	6.88	436	0.70	0.70	5.12	219
Year ended 02/28/25	6.86	0.38	0.19	0.57	(0.40)	—	(0.40)	7.03	8.62	385	0.70	0.70	5.47	183
Year ended 02/29/24	7.00	0.34	(0.07)	0.27	(0.41)	—	(0.41)	6.86	4.12	373	0.66	0.66	5.01	268
Year ended 02/28/23	7.72	0.31	(0.75)	(0.44)	(0.28)	—	(0.28)	7.00	(5.67)	351	0.61	0.62	4.30	199
Year ended 02/28/22	7.94	0.23	(0.19)	0.04	(0.26)	—	(0.26)	7.72	0.41	405	0.54	0.54	2.93	220
Class R6
Six months ended 08/31/26	7.13	0.17	(0.26)	(0.09)	(0.18)	—	(0.18)	6.86	(1.24)	120	0.63 (d)	0.63 (d)	4.88 (d)	158
Year ended 02/28/26	7.04	0.37	0.11	0.48	(0.38)	(0.01)	(0.39)	7.13	6.95	306	0.62	0.62	5.20	219
Year ended 02/28/25	6.84	0.38	0.23	0.61	(0.41)	—	(0.41)	7.04	9.19	415	0.63	0.63	5.54	183
Year ended 02/29/24	6.99	0.35	(0.08)	0.27	(0.42)	—	(0.42)	6.84	4.04	82,517	0.59	0.59	5.08	268
Year ended 02/28/23	7.70	0.31	(0.73)	(0.42)	(0.29)	—	(0.29)	6.99	(5.49)	100,183	0.54	0.55	4.37	199
Year ended 02/28/22	7.93	0.24	(0.21)	0.03	(0.26)	—	(0.26)	7.70	0.36	162,015	0.49	0.49	2.98	220

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.17%, 0.18%, 0.18%, 0.13%,
0.20% and 0.17% for the six months ended August 31, 2026 and the years ended February 28, 2026 and 2025, February 29, 2024, February 28, 2023 and 2022, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Income Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Income Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is current income, and secondarily, capital appreciation.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Investor Class and Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s most recently reported net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
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Invesco Income Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s
12
Invesco Income Fund

long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Commercial Mortgage-Backed Securities – The Fund may invest in both single and multi-issuer Commercial Mortgage-Backed Securities (“CMBS”). This includes both investment grade and non-investment grade CMBS as well as other non-rated CMBS. A CMBS is a type of mortgage-backed security that is secured by one or more mortgage loans on interests in commercial real estate property. CMBS differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans. Risks include the ability of a borrower to meet its obligations on the loan which could lead to default or foreclosure of the property. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds.
Management estimates future expected cash flows at the time of purchase based on the anticipated repayment dates on the CMBS. Subsequent changes in expected cash flow projection may result in a prospective change in the timing or character of income recognized on these securities, or the amortized cost of these securities. The Fund amortizes premiums and/or accretes discounts based on the projected cash flows. Realized and unrealized gains and losses on CMBS are included in the Statement of Operations as Net realized gain (loss) from unaffiliated investment securities and Change in net unrealized appreciation (depreciation)of unaffiliated investment securities, respectively.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Securities Sold Short - The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.
The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The Short stock rebate, if any, presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
O.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
P.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
Q.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of
13
Invesco Income Fund

market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate finance industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Investments in real estate related instruments, including CMBS, residential mortgage-backed securities ("RMBS"), CLOs and REITs, may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $200 million	0.500%
Next $300 million	0.400%
Next $500 million	0.350%
Next $19.5 billion	0.300%
Over $20.5 billion	0.240%
For the six months ended August 31, 2026, the effective advisory fee rate incurred by the Fund was 0.48%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisers") the Adviser,
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Invesco Income Fund

not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.50%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2026, the Adviser waived advisory fees of $2,166.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2026, IDI advised the Fund that IDI retained $9,156 in front-end sales commissions from the sale of Class A shares and $0 and $1,668 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$203,608,496	$1,446,772	$205,055,268
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	78,624,964	—	78,624,964
Agency Credit Risk Transfer Notes	—	18,683,621	—	18,683,621
U.S. Treasury Securities	—	12,908,694	—	12,908,694
Preferred Stocks	3,186,702	—	—	3,186,702
Money Market Funds	1,857,798	—	—	1,857,798
Total Investments in Securities	5,044,500	313,825,775	1,446,772	320,317,047
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Invesco Income Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Futures Contracts	$1,629	$—	$—	$1,629
Other Investments - Liabilities*
Securities Sold Short	—	(10,532,523)	—	(10,532,523)
Futures Contracts	(142,362)	—	—	(142,362)
	(142,362)	(10,532,523)	—	(10,674,885)
Total Other Investments	(140,733)	(10,532,523)	—	(10,673,256)
Total Investments	$4,903,767	$303,293,252	$1,446,772	$309,643,791

*	Futures contracts are valued at unrealized appreciation (depreciation). Securities sold short are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2026:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$1,629
Derivatives not subject to master netting agreements	(1,629)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(142,362)
Derivatives not subject to master netting agreements	142,362
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended August 31, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(2,007,487)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(556,964)
Total	$(2,564,451)
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$46,280,940

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and
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Invesco Income Fund

Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$21,610,105	$78,012,693	$99,622,798
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2026 was $45,460,739 and $37,581,960, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,133,201
Aggregate unrealized (depreciation) of investments	(10,082,143)
Net unrealized appreciation (depreciation) of investments	$(7,948,942)
Cost of investments for tax purposes is $317,592,733.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold:
Class A	934,058	$6,496,380	2,968,573	$20,932,839
Class C	80,187	556,301	647,123	4,550,353
Class R	92,936	646,297	372,118	2,623,144
Class Y	151,880	1,054,150	719,964	5,087,063
Investor Class	40,943	284,665	62,335	439,221
Class R5	1,294	8,988	3,970	28,002
Class R6	1,497	10,452	24,817	174,762
Issued as reinvestment of dividends:
Class A	702,118	4,862,749	1,498,437	10,565,782
Class C	17,189	119,206	32,773	231,345
Class R	22,711	157,441	38,934	274,832
Class Y	13,477	93,402	33,068	233,433
Investor Class	37,084	257,127	84,866	599,069
Class R5	1,540	10,674	3,041	21,461
Class R6	530	3,680	3,256	22,974
Automatic conversion of Class C shares to Class A shares:
Class A	21,009	145,628	79,132	558,320
Class C	(20,992)	(145,628)	(79,089)	(558,320)
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Invesco Income Fund

Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(3,042,287)	$(21,118,329)	(4,617,128)	$(32,513,952)
Class C	(283,693)	(1,967,856)	(267,563)	(1,886,142)
Class R	(133,013)	(922,013)	(144,950)	(1,021,698)
Class Y	(135,464)	(942,252)	(784,597)	(5,551,687)
Investor Class	(112,364)	(780,237)	(391,630)	(2,764,086)
Class R5	(1,894)	(13,238)	(488)	(3,449)
Class R6	(27,510)	(192,563)	(44,100)	(311,422)
Net increase (decrease) in share activity	(1,638,764)	$(11,374,976)	242,862	$1,731,844

(a)
There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 11% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

18
Invesco Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.   The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that
Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Aggregate Intermediate Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile for the one year period and the third quintile for the three and five year periods.  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.
19
Invesco Income Fund

The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were reasonably comparable to and the same as, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses.  The independent Trustees reviewed and considered additional information provided by management, including with respect to the components of the Fund’s total expense ratio driving total expenses relative to peers.  The independent Trustees reviewed and considered additional information provided by management with respect to the Fund’s small expense group.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
20
Invesco Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
21
Invesco Income Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
INC-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2026
Invesco Real Estate Fund
Nasdaq:
A: IARAX ■ C: IARCX ■ R: IARRX ■ Y: IARYX ■ Investor: REINX ■ R5: IARIX ■ R6: IARFX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
August 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.54%
Apartments –5.74%
Camden Property Trust	157,301	$16,642,446
UDR, Inc.	591,576	21,858,733
		38,501,179
Data Centers –15.24%
Digital Realty Trust, Inc.	215,908	40,070,366
Equinix, Inc.	52,499	54,951,753
Iron Mountain, Inc.	62,048	7,157,237
		102,179,356
Diversified –4.43%
Broadstone Net Lease, Inc.(b)	480,504	10,023,313
W.P. Carey, Inc.	281,084	19,664,637
		29,687,950
Free Standing–1.34%
Essential Properties Realty Trust, Inc.(b)	298,891	8,966,730
Health Care–18.20%
American Healthcare REIT, Inc.(b)	328,876	18,157,244
CareTrust REIT, Inc.(b)	207,652	8,088,045
Janus Living, Inc.	257,583	7,663,094
Omega Healthcare Investors, Inc.	286,884	13,116,337
Welltower, Inc.	317,492	75,004,310
		122,029,030
Industrial–14.98%
EastGroup Properties, Inc.	90,796	18,113,802
First Industrial Realty Trust, Inc.	144,680	8,952,798
Prologis, Inc.	434,094	60,738,433
Terreno Realty Corp.(b)	190,581	12,618,368
		100,423,401
Lodging Resorts–2.11%
Hilton Worldwide Holdings, Inc.	14,304	4,524,070
Ryman Hospitality Properties, Inc.(b)	76,036	9,638,323
		14,162,393
Manufactured Homes–3.13%
Equity LifeStyle Properties, Inc.	331,020	21,003,219
Office–4.21%
BXP, Inc.	163,085	11,088,149
Cousins Properties, Inc.	372,709	10,804,834
Vornado Realty Trust(b)	169,710	6,343,760
		28,236,743
Regional Malls–2.79%
Simon Property Group, Inc.	88,191	18,724,713
Shares		Value
Self Storage–5.94%
Public Storage	129,686	$39,812,305
Shopping Centers–4.19%
Brixmor Property Group, Inc.	530,393	15,323,054
Curbline Properties Corp.(b)	207,805	6,198,823
Tanger, Inc.(b)	175,079	6,602,229
		28,124,106
Single Family Homes–1.16%
American Homes 4 Rent, Class A	234,387	7,805,087
Specialty–1.87%
Lamar Advertising Co., Class A	83,952	12,509,688
Telecommunications REIT–12.24%
American Tower Corp.	306,553	53,861,362
Crown Castle, Inc.	184,225	14,026,891
SBA Communications Corp., Class A	74,651	14,158,309
		82,046,562
Timber REITs–0.97%
Weyerhaeuser Co.	279,842	6,539,908
Total Common Stocks & Other Equity Interests (Cost $469,651,203)		660,752,370
Money Market Funds–1.18%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(c)(d)	2,767,024	2,767,024
Invesco Treasury Portfolio, Institutional Class, 3.66%(c)(d)	5,139,726	5,139,726
Total Money Market Funds (Cost $7,906,750)		7,906,750
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.72% (Cost $477,557,953)		668,659,120
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.97%
Invesco Private Government Fund, 3.73%(c)(d)(e)	12,786,351	12,786,351
Invesco Private Prime Fund, 3.82%(c)(d)(e)	33,965,901	33,972,694
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,758,056)		46,759,045
TOTAL INVESTMENTS IN SECURITIES–106.69% (Cost $524,316,009)		715,418,165
OTHER ASSETS LESS LIABILITIES–(6.69)%		(44,888,571)
NET ASSETS–100.00%		$670,529,594
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Real Estate Fund

Notes to Schedule of Investments:
(a)
Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs
Index, which is exclusively owned by NAREIT.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,030,069	$20,261,633	$(18,524,678)	$-	$-	$2,767,024	$26,981
Invesco Treasury Portfolio, Institutional Class	1,913,950	37,628,750	(34,402,974)	-	-	5,139,726	49,887
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,595,590	104,822,637	(99,631,876)	-	-	12,786,351	158,220*
Invesco Private Prime Fund	19,710,609	195,787,979	(181,529,784)	989	2,901	33,972,694	432,401*
Total	$30,250,218	$358,500,999	$(334,089,312)	$989	$2,901	$54,665,795	$667,489

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Real Estate Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $469,651,203)*	$660,752,370
Investments in affiliated money market funds, at value (Cost $54,664,806)	54,665,795
Receivable for:
Investments sold	2,430,695
Fund shares sold	194,790
Dividends	376,583
Investment for trustee deferred compensation and retirement plans	360,388
Other assets	91,554
Total assets	718,872,175
Liabilities:
Payable for:
Fund shares reacquired	670,041
Collateral upon return of securities loaned	46,758,056
Accrued fees to affiliates	494,583
Accrued trustees’ and officers’ fees and benefits	11,480
Accrued other operating expenses	41,148
Trustee deferred compensation and retirement plans	367,273
Total liabilities	48,342,581
Net assets applicable to shares outstanding	$670,529,594
Net assets consist of:
Shares of beneficial interest	$461,704,558
Distributable earnings	208,825,036
$670,529,594
Net Assets:
Class A	$428,281,309
Class C	$10,557,821
Class R	$67,788,623
Class Y	$59,556,598
Investor Class	$17,470,760
Class R5	$19,099,997
Class R6	$67,774,486
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	23,818,064
Class C	591,662
Class R	3,761,950
Class Y	3,316,502
Investor Class	975,540
Class R5	1,063,837
Class R6	3,776,155
Class A:
Net asset value per share	$17.98
Maximum offering price per share (Net asset value of $17.98 ÷ 94.50%)	$19.03
Class C:
Net asset value and offering price per share	$17.84
Class R:
Net asset value and offering price per share	$18.02
Class Y:
Net asset value and offering price per share	$17.96
Investor Class:
Net asset value and offering price per share	$17.91
Class R5:
Net asset value and offering price per share	$17.95
Class R6:
Net asset value and offering price per share	$17.95

*	At August 31, 2026, securities with an aggregate value of $45,251,136 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Real Estate Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)
Investment income:
Dividends	$12,079,748
Dividends from affiliated money market funds (includes net securities lending income of $23,963)	100,831
Total investment income	12,180,579
Expenses:
Advisory fees	2,555,608
Administrative services fees	47,559
Custodian fees	1,938
Distribution fees:
Class A	538,374
Class C	57,551
Class R	173,027
Investor Class	16,367
Transfer agent fees — A, C, R, Y and Investor	611,436
Transfer agent fees — R5	10,188
Transfer agent fees — R6	10,037
Trustees’ and officers’ fees and benefits	13,668
Registration and filing fees	55,375
Reports to shareholders	53,812
Professional services fees	27,302
Other	10,915
Total expenses	4,183,157
Less: Fees waived and/or expenses reimbursed	(2,406)
Net expenses	4,180,751
Net investment income	7,999,828
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	21,980,596
Affiliated investment securities	2,901
21,983,497
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(3,269,333)
Affiliated investment securities	989
Foreign currencies	5
(3,268,339)
Net realized and unrealized gain	18,715,158
Net increase in net assets resulting from operations	$26,714,986
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Real Estate Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)
	August 31, 2026	February 28, 2026
Operations:
Net investment income	$7,999,828	$11,720,500
Net realized gain	21,983,497	25,574,138
Change in net unrealized appreciation (depreciation)	(3,268,339)	(11,649,408)
Net increase in net assets resulting from operations	26,714,986	25,645,230
Distributions to shareholders from distributable earnings:
Class A	(3,112,639)	(23,819,602)
Class C	(40,111)	(575,525)
Class R	(406,595)	(3,519,987)
Class Y	(512,373)	(3,523,790)
Investor Class	(131,174)	(936,622)
Class R5	(183,088)	(1,769,991)
Class R6	(660,538)	(4,500,725)
Total distributions from distributable earnings	(5,046,518)	(38,646,242)
Return of capital:
Class A	—	(767,405)
Class C	—	(12,401)
Class R	—	(99,758)
Class Y	—	(128,158)
Investor Class	—	(30,568)
Class R5	—	(74,235)
Class R6	—	(181,475)
Total return of capital	—	(1,294,000)
Total distributions	(5,046,518)	(39,940,242)
Share transactions–net:
Class A	(26,022,456)	(48,379,199)
Class C	(1,700,707)	(2,588,072)
Class R	(4,017,398)	(3,707,401)
Class Y	(5,469,465)	(10,871,465)
Investor Class	(693,392)	(1,248,762)
Class R5	(2,430,935)	(47,557,089)
Class R6	(7,542,226)	(28,529,711)
Net increase (decrease) in net assets resulting from share transactions	(47,876,579)	(142,881,699)
Net increase (decrease) in net assets	(26,208,111)	(157,176,711)
Net assets:
Beginning of period	696,737,705	853,914,416
End of period	$670,529,594	$696,737,705
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Real Estate Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/26	$17.42	$0.20	$0.49	$0.69	$(0.13)	$—	$—	$(0.13)	$17.98	3.98%	$428,281	1.25%(d)	1.25%(d)	2.28%(d)	33%
Year ended 02/28/26	17.63	0.26	0.49	0.75	(0.26)	(0.67)	(0.03)	(0.96)	17.42	4.77	440,617	1.46	1.47	1.58	63
Year ended 02/28/25	16.51	0.30	1.56	1.86	(0.39)	(0.35)	—	(0.74)	17.63	11.41	496,149	1.27	1.28	1.71	63
Year ended 02/29/24	16.96	0.36	(0.26)	0.10	(0.35)	(0.20)	—	(0.55)	16.51	0.71	531,718	1.25	1.26	2.23	62
Year ended 02/28/23	21.15	0.25	(2.67)	(2.42)	(0.17)	(1.60)	—	(1.77)	16.96	(11.57)	649,570	1.24	1.24	1.30	42
Year ended 02/28/22	18.67	0.10	3.73	3.83	(0.21)	(1.11)	(0.03)	(1.35)	21.15	20.12	834,552	1.23	1.23	0.45	59
Class C
Six months ended 08/31/26	17.29	0.14	0.47	0.61	(0.06)	—	—	(0.06)	17.84	3.55	10,558	2.00 (d)	2.00 (d)	1.53 (d)	33
Year ended 02/28/26	17.50	0.14	0.48	0.62	(0.14)	(0.67)	(0.02)	(0.83)	17.29	3.99	11,889	2.21	2.22	0.83	63
Year ended 02/28/25	16.39	0.16	1.56	1.72	(0.26)	(0.35)	—	(0.61)	17.50	10.58	14,730	2.02	2.03	0.96	63
Year ended 02/29/24	16.83	0.24	(0.26)	(0.02)	(0.22)	(0.20)	—	(0.42)	16.39	(0.02)	19,047	2.00	2.01	1.48	62
Year ended 02/28/23	20.99	0.11	(2.66)	(2.55)	(0.01)	(1.60)	—	(1.61)	16.83	(12.21)	24,619	1.99	1.99	0.55	42
Year ended 02/28/22	18.53	(0.07)	3.71	3.64	(0.04)	(1.11)	(0.03)	(1.18)	20.99	19.25	37,459	1.98	1.98	(0.30)	59
Class R
Six months ended 08/31/26	17.46	0.18	0.48	0.66	(0.10)	—	—	(0.10)	18.02	3.84	67,789	1.50 (d)	1.50 (d)	2.03 (d)	33
Year ended 02/28/26	17.67	0.22	0.49	0.71	(0.23)	(0.67)	(0.02)	(0.92)	17.46	4.50	69,639	1.71	1.72	1.33	63
Year ended 02/28/25	16.54	0.25	1.58	1.83	(0.35)	(0.35)	—	(0.70)	17.67	11.18	74,239	1.52	1.53	1.46	63
Year ended 02/29/24	17.00	0.32	(0.27)	0.05	(0.31)	(0.20)	—	(0.51)	16.54	0.39	78,002	1.50	1.51	1.98	62
Year ended 02/28/23	21.18	0.21	(2.67)	(2.46)	(0.12)	(1.60)	—	(1.72)	17.00	(11.73)	92,226	1.49	1.49	1.05	42
Year ended 02/28/22	18.70	0.04	3.73	3.77	(0.15)	(1.11)	(0.03)	(1.29)	21.18	19.79	114,999	1.48	1.48	0.20	59
Class Y
Six months ended 08/31/26	17.40	0.23	0.48	0.71	(0.15)	—	—	(0.15)	17.96	4.12	59,557	1.00 (d)	1.00 (d)	2.53 (d)	33
Year ended 02/28/26	17.61	0.30	0.49	0.79	(0.30)	(0.67)	(0.03)	(1.00)	17.40	5.05	63,152	1.21	1.22	1.83	63
Year ended 02/28/25	16.49	0.34	1.56	1.90	(0.43)	(0.35)	—	(0.78)	17.61	11.71	75,144	1.02	1.03	1.96	63
Year ended 02/29/24	16.95	0.40	(0.27)	0.13	(0.39)	(0.20)	—	(0.59)	16.49	0.91	97,481	1.00	1.01	2.48	62
Year ended 02/28/23	21.14	0.31	(2.68)	(2.37)	(0.22)	(1.60)	—	(1.82)	16.95	(11.34)	214,673	0.98	0.98	1.56	42
Year ended 02/28/22	18.66	0.15	3.73	3.88	(0.26)	(1.11)	(0.03)	(1.40)	21.14	20.43	296,638	0.98	0.98	0.70	59
Investor Class
Six months ended 08/31/26	17.35	0.21	0.48	0.69	(0.13)	—	—	(0.13)	17.91	4.02 (e)	17,471	1.18 (d)(e)	1.18 (d)(e)	2.35 (d)(e)	33
Year ended 02/28/26	17.57	0.27	0.48	0.75	(0.27)	(0.67)	(0.03)	(0.97)	17.35	4.78 (e)	17,602	1.43 (e)	1.44 (e)	1.61 (e)	63
Year ended 02/28/25	16.45	0.31	1.56	1.87	(0.40)	(0.35)	—	(0.75)	17.57	11.49 (e)	19,099	1.20 (e)	1.21 (e)	1.78 (e)	63
Year ended 02/29/24	16.90	0.37	(0.27)	0.10	(0.35)	(0.20)	—	(0.55)	16.45	0.72 (e)	21,797	1.20 (e)	1.21 (e)	2.28 (e)	62
Year ended 02/28/23	21.08	0.25	(2.66)	(2.41)	(0.17)	(1.60)	—	(1.77)	16.90	(11.53)	26,616	1.24	1.24	1.30	42
Year ended 02/28/22	18.61	0.11	3.71	3.82	(0.21)	(1.11)	(0.03)	(1.35)	21.08	20.17 (e)	33,026	1.16 (e)	1.16 (e)	0.52 (e)	59
Class R5
Six months ended 08/31/26	17.40	0.23	0.48	0.71	(0.16)	—	—	(0.16)	17.95	4.11	19,100	0.90 (d)	0.90 (d)	2.63 (d)	33
Year ended 02/28/26	17.61	0.33	0.49	0.82	(0.32)	(0.67)	(0.04)	(1.03)	17.40	5.19	20,843	1.08	1.08	1.96	63
Year ended 02/28/25	16.49	0.35	1.58	1.93	(0.46)	(0.35)	—	(0.81)	17.61	11.85	71,034	0.91	0.91	2.07	63
Year ended 02/29/24	16.95	0.43	(0.28)	0.15	(0.41)	(0.20)	—	(0.61)	16.49	1.05	114,645	0.87	0.87	2.61	62
Year ended 02/28/23	21.14	0.33	(2.68)	(2.35)	(0.24)	(1.60)	—	(1.84)	16.95	(11.22)	198,456	0.87	0.87	1.67	42
Year ended 02/28/22	18.66	0.18	3.73	3.91	(0.29)	(1.11)	(0.03)	(1.43)	21.14	20.58	283,546	0.86	0.86	0.82	59
Class R6
Six months ended 08/31/26	17.39	0.24	0.48	0.72	(0.16)	—	—	(0.16)	17.95	4.21	67,774	0.83 (d)	0.83 (d)	2.70 (d)	33
Year ended 02/28/26	17.60	0.34	0.49	0.83	(0.33)	(0.67)	(0.04)	(1.04)	17.39	5.26	72,997	1.03	1.03	2.01	63
Year ended 02/28/25	16.49	0.37	1.56	1.93	(0.47)	(0.35)	—	(0.82)	17.60	11.87	103,519	0.84	0.84	2.14	63
Year ended 02/29/24	16.95	0.44	(0.28)	0.16	(0.42)	(0.20)	—	(0.62)	16.49	1.12	192,398	0.80	0.80	2.68	62
Year ended 02/28/23	21.14	0.34	(2.68)	(2.34)	(0.25)	(1.60)	—	(1.85)	16.95	(11.16)	259,893	0.81	0.81	1.73	42
Year ended 02/28/22	18.66	0.20	3.72	3.92	(0.30)	(1.11)	(0.03)	(1.44)	21.14	20.67	341,500	0.78	0.78	0.90	59

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.18%, 0.22%, 0.18%, 0.20% and
0.18% for the six months ended August 31, 2026 and the years ended February 28, 2026 and 2025, February 29, 2024 and February 28, 2022, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Real Estate Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Real Estate Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Investor Class and Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s most recently reported net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
8
Invesco Real Estate Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may participate in securities lending and may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral provided by the borrower equal to no less than 102% (105% for foreign securities) of the market value of the loaned securities determined daily by the securities lending agent. Cash collateral received in connection with these loans is invested in short-term money market instruments or in affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act or affiliated money market funds (collectively,
9
Invesco Real Estate Fund

"affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to a borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits associated with owning the securities, including through an obligation of the borrower to pay the Fund the amount of dividends or interest generated by the loaned security. Securities loans are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund the securities loaned and the Fund is required to return the collateral. Upon the failure of the borrower to return the loaned securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Lending securities entails a risk of loss to the Fund if the market value of the loaned securities increases, the borrower fails to provide additional collateral as required, and the borrower fails to return the loaned securities. Additionally, the Fund could experience delays and costs in gaining access to the collateral and the loaned securities may increase in value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the securities lending agent. However, the Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss incurred on the investment of that cash collateral. Dividends or income received on cash collateral investments, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as the affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as securities lending agent for the Fund. To the extent the Fund utilizes the Adviser as the affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended August 31, 2026, the Fund paid the Adviser $568 in fees with respect to which the Adviser acted as securities lending agent. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
10
Invesco Real Estate Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the six months ended August 31, 2026, the effective advisory fee rate incurred by the Fund was 0.74%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended August 31, 2026, the Adviser waived advisory fees of $2,406.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The Fund pursuant to the Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and at the annual rate of 0.50% of the average daily net assets of Class R shares, respectively. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2026, IDI advised the Fund that IDI retained $14,001 in front-end sales commissions from the sale of Class A shares and $555 and $134 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended August 31, 2026, the Fund incurred $11,713 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount
11
Invesco Real Estate Fund

rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$660,752,370	$—	$—	$660,752,370
Money Market Funds	7,906,750	46,759,045	—	54,665,795
Total Investments	$668,659,120	$46,759,045	$—	$715,418,165
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of February 28, 2026.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2026 was $220,675,379 and $273,436,741, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$188,245,915
Aggregate unrealized (depreciation) of investments	(4,041,095)
Net unrealized appreciation of investments	$184,204,820
Cost of investments for tax purposes is $531,213,345.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold:
Class A	706,920	$12,520,951	2,012,322	$33,552,135
Class C	62,634	1,114,202	112,862	1,858,136
Class R	264,803	4,687,687	606,109	10,113,700
Class Y	287,633	5,099,653	599,511	9,957,618
Investor Class	20,488	373,699	28,362	467,405
Class R5	79,297	1,396,113	417,341	6,988,546
Class R6	356,743	6,242,442	1,412,392	23,566,087
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Invesco Real Estate Fund

	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	171,286	$2,928,134	1,449,399	$23,300,211
Class C	2,274	38,581	36,061	573,816
Class R	23,710	406,085	224,582	3,614,112
Class Y	21,568	368,042	171,196	2,750,485
Investor Class	7,389	125,916	57,555	921,913
Class R5	10,734	182,946	114,278	1,843,080
Class R6	37,762	642,986	284,705	4,580,855
Automatic conversion of Class C shares to Class A shares:
Class A	36,899	655,497	90,001	1,507,612
Class C	(37,156)	(655,497)	(90,647)	(1,507,612)
Reacquired:
Class A	(2,384,569)	(42,127,038)	(6,403,813)	(106,739,157)
Class C	(123,650)	(2,197,993)	(212,667)	(3,512,412)
Class R	(514,693)	(9,111,170)	(1,044,576)	(17,435,213)
Class Y	(621,465)	(10,937,160)	(1,408,243)	(23,579,568)
Investor Class	(66,590)	(1,193,007)	(158,727)	(2,638,080)
Class R5	(224,394)	(4,009,994)	(3,367,701)	(56,388,715)
Class R6	(815,057)	(14,427,654)	(3,380,794)	(56,676,653)
Net increase (decrease) in share activity	(2,697,434)	$(47,876,579)	(8,450,492)	$(142,881,699)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Real Estate Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the  annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior
Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that
Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the FTSE NAREIT All Equity REITs Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund’s underperformance was driven by allocation to certain market sectors, as well as stock selection. The Board
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Invesco Real Estate Fund

also considered that the Fund underwent a change in portfolio management in 2024, and that the chief investment officer for the Fund’s portfolio management team also changed in 2024. The Board considered that, in July 2025, shareholders had approved a change in the Fund’s classification from “diversified” to “non-diversified” for purposes of the 1940 Act, permitting the Fund to invest a greater percentage of its assets in a smaller number of issuers or any one issuer than a diversified fund. The Board discussed with management the positive impact of such change on the Fund’s recent performance relative to peers and the Index. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent
15
Invesco Real Estate Fund

the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
16
Invesco Real Estate Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17
Invesco Real Estate Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
REA-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2026
Invesco Short Duration Inflation Protected Fund
Nasdaq:
A: LMTAX ■ A2: SHTIX ■ Y: LMTYX ■ R5: ALMIX ■ R6: SDPSX

2	Schedule of Investments
3	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
11	Approval of Investment Advisory and Sub-Advisory Contracts
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–99.81%
U.S. Treasury Inflation — Indexed Bonds–19.13%(a)
U.S. Treasury Inflation - Indexed Bonds	1.75%	01/15/2028	$10,125	$10,048,524
U.S. Treasury Inflation - Indexed Bonds	3.63%	04/15/2028	14,161	14,452,048
U.S. Treasury Inflation - Indexed Bonds	2.50%	01/15/2029	9,000	9,075,493
U.S. Treasury Inflation - Indexed Bonds	3.87%	04/15/2029	16,062	16,757,196
U.S. Treasury Inflation - Indexed Bonds	0.13%	07/15/2031	23,475	21,405,056
				71,738,317
U.S. Treasury Inflation — Indexed Notes–80.68%(a)
U.S. Treasury Inflation - Indexed Notes	1.62%	10/15/2027	18,488	18,400,466
U.S. Treasury Inflation - Indexed Notes	0.50%	01/15/2028	21,436	20,919,491
U.S. Treasury Inflation - Indexed Notes	1.25%	04/15/2028	18,222	17,914,801
U.S. Treasury Inflation - Indexed Notes	0.75%	07/15/2028	19,868	19,426,548
U.S. Treasury Inflation - Indexed Notes	2.37%	10/15/2028	18,758	18,903,731
U.S. Treasury Inflation - Indexed Notes	0.88%	01/15/2029	19,619	19,055,867
U.S. Treasury Inflation - Indexed Notes	2.12%	04/15/2029	19,021	19,004,580
U.S. Treasury Inflation - Indexed Notes	0.25%	07/15/2029	21,258	20,251,363
U.S. Treasury Inflation - Indexed Notes	1.62%	10/15/2029	20,185	19,958,042
U.S. Treasury Inflation - Indexed Notes	0.13%	01/15/2030	21,834	20,449,489
U.S. Treasury Inflation - Indexed Notes	1.62%	04/15/2030	22,120	21,726,778
U.S. Treasury Inflation - Indexed Notes	0.13%	07/15/2030	22,435	20,877,155
U.S. Treasury Inflation - Indexed Notes	1.13%	10/15/2030	22,865	22,059,215
U.S. Treasury Inflation - Indexed Notes	0.13%	01/15/2031	22,598	20,755,147
U.S. Treasury Inflation - Indexed Notes	1.25%	04/15/2031	23,862	22,924,518
				302,627,191
TOTAL INVESTMENTS IN SECURITIES–99.81% (Cost $378,599,906)				374,365,508
OTHER ASSETS LESS LIABILITIES–0.19%				724,363
NET ASSETS–100.00%				$375,089,871
Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 1I.
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2026.
	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,996,274	$(8,996,274)	$-	$-	$-	$3,331
Invesco Treasury Portfolio, Institutional Class	-	16,707,367	(16,707,367)	-	-	-	6,147
Total	$-	$25,703,641	$(25,703,641)	$-	$-	$-	$9,478
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Short Duration Inflation Protected Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $378,599,906)	$374,365,508
Cash	27,217
Receivable for:
Fund shares sold	126,867
Dividends	1,574
Interest	1,556,623
Investment for trustee deferred compensation and retirement plans	97,284
Other assets	40,884
Total assets	376,215,957
Liabilities:
Payable for:
Investments purchased	53,883
Fund shares reacquired	805,516
Accrued fees to affiliates	78,473
Accrued trustees’ and officers’ fees and benefits	4,712
Accrued other operating expenses	83,905
Trustee deferred compensation and retirement plans	99,597
Total liabilities	1,126,086
Net assets applicable to shares outstanding	$375,089,871
Net assets consist of:
Shares of beneficial interest	$429,535,431
Distributable earnings (loss)	(54,445,560)
$375,089,871
Net Assets:
Class A	$96,218,637
Class A2	$9,325,564
Class Y	$74,079,255
Class R5	$3,365,086
Class R6	$192,101,329
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	9,705,011
Class A2	939,645
Class Y	7,460,537
Class R5	338,964
Class R6	19,355,880
Class A:
Net asset value per share	$9.91
Maximum offering price per share (Net asset value of $9.91 ÷ 97.50%)	$10.16
Class A2:
Net asset value per share	$9.92
Maximum offering price per share (Net asset value of $9.92 ÷ 99.00%)	$10.02
Class Y:
Net asset value and offering price per share	$9.93
Class R5:
Net asset value and offering price per share	$9.93
Class R6:
Net asset value and offering price per share	$9.92
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Short Duration Inflation Protected Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)
Investment income:
Treasury Inflation-Protected Securities inflation adjustments	$14,458,017
Dividends from affiliated money market funds	9,478
Total investment income	14,467,495
Expenses:
Advisory fees	376,850
Administrative services fees	26,433
Custodian fees	1,428
Distribution fees:
Class A	117,615
Class A2	7,287
Transfer agent fees — A, A2, and Y	106,047
Transfer agent fees — R5	1,560
Transfer agent fees — R6	29,194
Trustees’ and officers’ fees and benefits	12,528
Registration and filing fees	37,573
Licensing fees	38,703
Reports to shareholders	9,965
Professional services fees	19,999
Other	5,799
Total expenses	790,981
Less: Fees waived and/or expenses reimbursed	(99,158)
Net expenses	691,823
Net investment income	13,775,672
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(769,806)
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(11,384,684)
Net realized and unrealized gain (loss)	(12,154,490)
Net increase in net assets resulting from operations	$1,621,182
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Short Duration Inflation Protected Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)
	August 31, 2026	February 28, 2026
Operations:
Net investment income	$13,775,672	$14,750,673
Net realized gain (loss)	(769,806)	100,231
Change in net unrealized appreciation (depreciation)	(11,384,684)	3,135,977
Net increase in net assets resulting from operations	1,621,182	17,986,881
Distributions to shareholders from distributable earnings:
Class A	(2,095,873)	(4,060,209)
Class A2	(223,297)	(423,133)
Class Y	(1,670,505)	(2,475,988)
Class R5	(82,092)	(152,378)
Class R6	(4,716,728)	(9,187,118)
Total distributions from distributable earnings	(8,788,495)	(16,298,826)
Share transactions–net:
Class A	3,883,641	(9,026,303)
Class A2	(407,088)	(426,740)
Class Y	14,113,761	21,042,570
Class R5	(273,964)	(47,853)
Class R6	(3,210,002)	(22,291,828)
Net increase (decrease) in net assets resulting from share transactions	14,106,348	(10,750,154)
Net increase (decrease) in net assets	6,939,035	(9,062,099)
Net assets:
Beginning of period	368,150,836	377,212,935
End of period	$375,089,871	$368,150,836
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Short Duration Inflation Protected Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/26	$10.11	$0.36	$(0.33)	$0.03	$(0.23)	$—	$(0.23)	$9.91	0.28%	$96,219	0.56%(d)	0.65%(d)	7.12%(d)	19%
Year ended 02/28/26	10.07	0.37	0.08	0.45	(0.41)	—	(0.41)	10.11	4.58	94,131	0.55	0.66	3.65	41
Year ended 02/28/25	9.74	0.35	0.25	0.60	(0.27)	—	(0.27)	10.07	6.25	102,740	0.55	0.66	3.53	46
Year ended 02/29/24	9.67	0.31	0.05	0.36	(0.27)	(0.02)	(0.29)	9.74	3.79	123,910	0.55	0.68	3.22	36
Year ended 02/28/23	10.87	0.50	(0.99)	(0.49)	(0.64)	(0.07)	(0.71)	9.67	(4.66)	185,876	0.55	0.64	4.95	52
Year ended 02/28/22	10.82	0.57	(0.07)	0.50	(0.45)	—	(0.45)	10.87	4.65	126,718	0.55	0.61	5.23	53
Class A2
Six months ended 08/31/26	10.12	0.36	(0.33)	0.03	(0.23)	—	(0.23)	9.92	0.33	9,326	0.46 (d)	0.55 (d)	7.22 (d)	19
Year ended 02/28/26	10.08	0.38	0.08	0.46	(0.42)	—	(0.42)	10.12	4.69	9,917	0.45	0.56	3.75	41
Year ended 02/28/25	9.75	0.36	0.25	0.61	(0.28)	—	(0.28)	10.08	6.35	10,301	0.45	0.56	3.63	46
Year ended 02/29/24	9.68	0.32	0.05	0.37	(0.28)	(0.02)	(0.30)	9.75	3.90	11,023	0.45	0.58	3.32	36
Year ended 02/28/23	10.88	0.51	(0.99)	(0.48)	(0.65)	(0.07)	(0.72)	9.68	(4.56)	11,739	0.45	0.54	5.05	52
Year ended 02/28/22	10.84	0.59	(0.09)	0.50	(0.46)	—	(0.46)	10.88	4.66	13,778	0.45	0.51	5.33	53
Class Y
Six months ended 08/31/26	10.12	0.37	(0.32)	0.05	(0.24)	—	(0.24)	9.93	0.51	74,079	0.31 (d)	0.40 (d)	7.37 (d)	19
Year ended 02/28/26	10.08	0.39	0.09	0.48	(0.44)	—	(0.44)	10.12	4.84	61,346	0.30	0.41	3.90	41
Year ended 02/28/25	9.75	0.37	0.26	0.63	(0.30)	—	(0.30)	10.08	6.51	40,093	0.30	0.41	3.78	46
Year ended 02/29/24	9.68	0.34	0.05	0.39	(0.30)	(0.02)	(0.32)	9.75	4.05	39,865	0.30	0.43	3.47	36
Year ended 02/28/23	10.89	0.53	(1.01)	(0.48)	(0.66)	(0.07)	(0.73)	9.68	(4.49)	87,930	0.30	0.39	5.20	52
Year ended 02/28/22	10.84	0.60	(0.07)	0.53	(0.48)	—	(0.48)	10.89	4.91	100,465	0.30	0.36	5.48	53
Class R5
Six months ended 08/31/26	10.12	0.37	(0.32)	0.05	(0.24)	—	(0.24)	9.93	0.51	3,365	0.30 (d)	0.37 (d)	7.38 (d)	19
Year ended 02/28/26	10.08	0.40	0.08	0.48	(0.44)	—	(0.44)	10.12	4.84	3,703	0.30	0.32	3.90	41
Year ended 02/28/25	9.75	0.37	0.26	0.63	(0.30)	—	(0.30)	10.08	6.51	3,734	0.30	0.37	3.78	46
Year ended 02/29/24	9.68	0.34	0.05	0.39	(0.30)	(0.02)	(0.32)	9.75	4.05	20,557	0.30	0.36	3.47	36
Year ended 02/28/23	10.88	0.53	(1.00)	(0.47)	(0.66)	(0.07)	(0.73)	9.68	(4.41)	33,939	0.30	0.30	5.20	52
Year ended 02/28/22	10.83	0.60	(0.07)	0.53	(0.48)	—	(0.48)	10.88	4.91	28,283	0.30	0.34	5.48	53
Class R6
Six months ended 08/31/26	10.12	0.37	(0.33)	0.04	(0.24)	—	(0.24)	9.92	0.41	192,101	0.29 (d)	0.31 (d)	7.39 (d)	19
Year ended 02/28/26	10.08	0.40	0.08	0.48	(0.44)	—	(0.44)	10.12	4.84	199,053	0.30	0.31	3.90	41
Year ended 02/28/25	9.75	0.37	0.26	0.63	(0.30)	—	(0.30)	10.08	6.51	220,345	0.30	0.32	3.78	46
Year ended 02/29/24	9.68	0.34	0.05	0.39	(0.30)	(0.02)	(0.32)	9.75	4.05	244,133	0.30	0.34	3.47	36
Year ended 02/28/23	10.88	0.53	(1.00)	(0.47)	(0.66)	(0.07)	(0.73)	9.68	(4.41)	295,467	0.30	0.30	5.20	52
Year ended 02/28/22	10.84	0.61	(0.09)	0.52	(0.48)	—	(0.48)	10.88	4.84	322,282	0.28	0.28	5.50	53

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Short Duration Inflation Protected Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Short Duration Inflation Protected Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide protection from the negative effects of unanticipated inflation.
 The Fund currently consists of five different classes of shares: Class A, Class A2, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class Y, Class R5 and Class R6 shares are sold at net asset value.
Class A2 and Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
7
Invesco Short Duration Inflation Protected Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be shown as Treasury Inflation-Protected Securities inflation adjustments in the Statement of Operations, even though investors do not receive their principal until maturity.
J.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.200%
Over $500 million	0.175%
For the six months ended August 31, 2026, the effective advisory fee rate incurred by the Fund was 0.20%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
Effective July 1, 2026, the Adviser has contractually agreed, through at least June 30, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class Y, Class R5 and Class R6 shares to 0.60%, 0.50%, 0.35%, 0.31% and 0.26%, respectively, of the Fund’s average daily net assets (the "expense limits"). Prior to July 1, 2026, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class Y, Class R5 and Class R6 shares to 0.55%, 0.45%, 0.30%, 0.30% and 0.30%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2026, the Adviser waived advisory fees of $207 and reimbursed class level expenses of $40,345, $4,155, $29,964, $1,164 and $23,323 of Class A, Class A2, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company
8
Invesco Short Duration Inflation Protected Fund

(“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A2, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class A2 shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares and 0.15% of the Fund’s average daily net assets of Class A2 shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2026, IDI advised the Fund that IDI retained $1,794 and $56 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively, and $505 and $0 from Class A and Class A2 shares, respectively, for CDSC was imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2026, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
9
Invesco Short Duration Inflation Protected Fund

The Fund had a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$6,804,267	$47,298,069	$54,102,336
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Investment Transactions
The aggregate amount of long-term U.S. government obligations (other than short-term securities and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2026 was $80,377,857 and $73,044,371, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$243,423
Aggregate unrealized (depreciation) of investments	(6,317,395)
Net unrealized appreciation (depreciation) of investments	$(6,073,972)
Cost of investments for tax purposes is $380,439,480.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold:
Class A	1,379,949	$13,806,935	1,644,490	$16,638,784
Class A2	5,303	53,376	9,050	91,895
Class Y	2,634,940	26,495,352	4,058,973	41,102,981
Class R5	54,384	546,371	66,718	675,897
Class R6	751,495	7,523,781	1,413,180	14,293,360
Issued as reinvestment of dividends:
Class A	174,853	1,734,817	333,084	3,351,487
Class A2	19,791	196,557	37,077	373,457
Class Y	140,967	1,399,893	197,275	1,987,404
Class R5	4,721	46,904	7,891	79,465
Class R6	472,549	4,690,377	907,081	9,137,775
Reacquired:
Class A	(1,163,564)	(11,658,111)	(2,868,205)	(29,016,574)
Class A2	(65,688)	(657,021)	(87,962)	(892,092)
Class Y	(1,375,854)	(13,781,484)	(2,171,890)	(22,047,815)
Class R5	(86,064)	(867,239)	(79,025)	(803,215)
Class R6	(1,544,881)	(15,424,160)	(4,508,627)	(45,722,963)
Net increase (decrease) in share activity	1,402,901	$14,106,348	(1,040,890)	$(10,750,154)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

10
Invesco Short Duration Inflation Protected Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Short Duration Inflation Protected Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that
Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the ICE BofA 1-5 Year US Inflation-Linked Treasury ex Transaction Cost Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one and three periods and below the performance of the Index for the five year period. The Board
11
Invesco Short Duration Inflation Protected Fund

considered that the Fund generally seeks to replicate the risk and return of the Index by generally investing in the components of the Index, and that the Fund’s performance will typically lag the Index due to fees and may differ from the peers in its Broadridge performance universe, which may not seek to replicate the performance of a benchmark index. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such
12
Invesco Short Duration Inflation Protected Fund

securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
13
Invesco Short Duration Inflation Protected Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
14
Invesco Short Duration Inflation Protected Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
SDIP-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2026
Invesco Short Term Bond Fund
Nasdaq:
A: STBAX ■ C: STBCX ■ R: STBRX ■ Y: STBYX ■ R5: ISTBX ■ R6: ISTFX

2	Schedule of Investments
23	Financial Statements
26	Financial Highlights
27	Notes to Financial Statements
34	Approval of Investment Advisory and Sub-Advisory Contracts
36	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
August 31, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–62.92%
Advertising–0.03%
Lamar Media Corp., 4.88%, 01/15/2029	$7,000	$6,939
Omnicom Group, Inc., 4.20%, 03/02/2029	723,000	710,637
		717,576
Aerospace & Defense–1.00%
Boeing Co. (The),
6.26%, 05/01/2027	352,000	355,802
6.30%, 05/01/2029	474,000	489,807
Honeywell Aerospace, Inc.,
3.90%, 03/16/2028	3,289,000	3,254,032
4.00%, 03/16/2029	816,000	801,192
4.30%, 03/16/2031	242,000	235,322
Howmet Aerospace, Inc.,
3.75%, 03/03/2028(b)	929,000	917,025
3.90%, 04/15/2029	183,000	179,119
L3Harris Technologies, Inc., 5.40%, 01/15/2027	1,370,000	1,374,999
Lockheed Martin Corp., 4.15%, 08/15/2028	737,000	731,304
RTX Corp.,
5.75%, 11/08/2026	1,614,000	1,616,677
5.75%, 01/15/2029	273,000	279,363
TransDigm, Inc.,
6.75%, 08/15/2028(c)	3,374,000	3,399,649
6.38%, 03/01/2029(c)	7,058,000	7,171,387
		20,805,678
Agricultural & Farm Machinery–0.46%
AGCO Corp., 5.45%, 03/21/2027	651,000	653,585
CNH Industrial Capital LLC, 4.75%, 03/21/2028	327,000	326,750
Imperial Brands Finance PLC (United Kingdom),
4.50%, 06/30/2028(c)	2,017,000	2,006,568
4.88%, 02/07/2032(c)	1,153,000	1,128,169
John Deere Capital Corp.,
5.15%, 09/08/2026	384,000	384,086
4.90%, 03/03/2028	176,000	177,249
Series I, 4.13%, 01/18/2029(b)	4,172,000	4,128,093
3.90%, 03/09/2029	523,000	513,736
4.20%, 03/10/2031	197,000	191,387
		9,509,623
Agricultural Products & Services–0.18%
Archer-Daniels-Midland Co., 4.83%, 09/01/2031	3,769,000	3,734,742
Alternative Carriers–0.18%
Space Exploration Technologies Corp., 5.35%, 07/15/2031(c)	3,781,000	3,697,128
Apparel Retail–0.06%
Gap, Inc. (The), 3.63%, 10/01/2029(c)	1,272,000	1,203,957
Principal Amount		Value
Apparel, Accessories & Luxury Goods–0.00%
Gildan Activewear, Inc. (Canada), 4.70%, 10/07/2030(c)	$59,000	$57,504
Application Software–0.81%
Constellation Software, Inc. (Canada), 5.16%, 02/16/2029(c)	388,000	387,652
Open Text Corp. (Canada), 6.90%, 12/01/2027(c)	144,000	146,795
Roper Technologies, Inc.,
4.25%, 09/15/2028	489,000	483,911
4.45%, 09/15/2030	75,000	73,278
Salesforce, Inc., 4.65%, 03/15/2029	15,072,000	15,008,950
SS&C Technologies, Inc., 5.50%, 09/30/2027(c)	737,000	737,664
		16,838,250
Asset Management & Custody Banks–1.36%
Ares Strategic Income Fund, 4.85%, 01/15/2029	5,210,000	5,120,451
Bank of New York Mellon Corp. (The),
4.33% (SOFR + 0.68%), 06/09/2028(d)	1,385,000	1,388,020
4.44%, 06/09/2028(e)	769,000	768,381
4.03%, 01/22/2030(b)(e)	2,861,000	2,813,107
Series J, 4.35% (SOFR + 0.69%), 08/12/2030(d)	9,186,000	9,188,871
4.76%, 08/12/2030(e)	4,334,000	4,319,501
Blue Owl Technology Finance Corp., 6.50%, 10/15/2029	4,235,000	4,200,493
Citadel L.P., 6.00%, 01/23/2030(c)	81,000	82,595
Hercules Capital, Inc., 6.30%, 07/24/2031	224,000	223,274
Voya Global Funding, 4.60%, 11/24/2030(c)	157,000	153,175
		28,257,868
Automobile Manufacturers–3.13%
Allison Transmission, Inc.,
4.75%, 10/01/2027(c)	5,450,000	5,438,494
3.75%, 01/30/2031(c)	900,000	839,537
American Honda Finance Corp.,
Series A, 4.55%, 04/10/2028	996,000	993,021
4.80%, 07/06/2029	7,645,000	7,617,444
4.90%, 04/10/2031	484,000	477,691
4.15%, 01/08/2029(b)	1,821,000	1,796,064
Daimler Truck Finance North America LLC (Germany),
4.30%, 08/12/2027(c)	1,703,000	1,700,741
4.95%, 01/13/2028(c)	794,000	796,794
4.15%, 01/12/2029(c)	2,055,000	2,023,635
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Short Term Bond Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
Ford Motor Credit Co. LLC,
5.85%, 05/17/2027	$3,153,000	$3,173,178
5.92%, 03/20/2028	1,671,000	1,687,448
6.80%, 11/07/2028	1,798,000	1,852,775
4.97%, 04/06/2029	1,746,000	1,727,843
5.42%, 04/09/2031	476,000	469,527
Honda Motor Co. Ltd. (Japan), 4.69%, 07/08/2030	568,000	560,389
Hyundai Capital America,
5.30%, 03/19/2027(c)	1,182,000	1,187,562
4.88%, 06/23/2027(c)	2,296,000	2,304,743
5.00%, 01/07/2028(b)(c)	3,106,000	3,114,162
5.60%, 03/30/2028(c)	342,000	345,645
4.60%, 04/06/2028(c)	2,619,000	2,610,450
4.50%, 06/16/2028(b)(c)	4,823,000	4,797,481
4.25%, 09/18/2028(c)	924,000	911,684
4.25%, 01/08/2029(c)	2,599,000	2,556,102
4.75%, 04/06/2029(c)	1,834,000	1,820,809
4.75%, 06/18/2029(b)(c)	2,250,000	2,232,383
5.30%, 01/08/2030(c)	468,000	470,932
4.50%, 09/18/2030(c)	431,000	419,648
5.00%, 06/18/2031(b)(c)	658,000	650,066
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(c)	2,243,000	2,257,708
Mercedes-Benz Finance North America LLC (Germany), 4.13%, 03/10/2028(c)	1,846,000	1,828,517
PACCAR Financial Corp.,
4.25%, 06/23/2027	2,896,000	2,896,412
Series R, 3.90%, 02/05/2029(b)	897,000	882,503
Toyota Motor Credit Corp.,
Series B, 4.05%, 03/13/2029	1,076,000	1,060,473
4.55%, 05/14/2031	1,675,000	1,645,331
		65,147,192
Automotive Parts & Equipment–1.52%
BMW US Capital LLC (Germany),
4.15%, 08/11/2027(c)	1,386,000	1,383,324
4.37% (SOFR + 0.71%), 08/11/2027(c)(d)	3,816,000	3,824,857
4.30%, 03/17/2028(c)	6,427,000	6,387,919
4.75%, 08/04/2028(c)	7,558,000	7,551,101
4.40%, 03/19/2029(b)(c)	3,449,000	3,413,925
4.90%, 08/06/2029(c)	3,950,000	3,935,684
4.65%, 03/19/2031(c)	1,463,000	1,429,942
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(c)	373,000	383,675
ERAC USA Finance LLC,
5.00%, 02/15/2029(c)	176,000	176,910
4.50%, 10/30/2029(c)	1,719,000	1,699,470
4.70%, 04/30/2031(b)(c)	1,458,000	1,438,153
		31,624,960
Automotive Retail–0.57%
Lithia Motors, Inc.,
4.63%, 12/15/2027(c)	6,000,000	5,981,717
5.50%, 10/01/2030(c)	4,874,000	4,841,296
Principal Amount		Value
Automotive Retail–(continued)
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	$1,020,000	$1,021,791
		11,844,804
Biotechnology–0.36%
AbbVie, Inc.,
4.80%, 03/15/2027	1,006,000	1,008,431
4.50%, 08/18/2028	2,635,000	2,629,146
4.65%, 03/15/2030	2,248,000	2,233,912
4.88%, 09/15/2031	1,593,000	1,582,115
		7,453,604
Brewers–0.05%
Maple Parent Holdings Corp., 4.75%, 03/26/2029(c)	1,115,000	1,106,623
Broadline Retail–0.26%
Amazon.com, Inc., 4.60%, 07/09/2029(b)	5,390,000	5,366,069
Building Products–0.06%
CRH America Finance, Inc., 4.40%, 02/09/2031	186,000	180,902
Lennox International, Inc., 5.50%, 09/15/2028	586,000	593,709
Rentokil Terminix Funding PLC (United Kingdom), 4.63%, 04/23/2031(c)	556,000	539,922
		1,314,533
Cable & Satellite–0.35%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/2031(c)	4,000,000	3,610,285
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.05%, 02/15/2032	1,144,000	1,145,600
Sirius XM Radio LLC, 5.00%, 08/01/2027(c)	2,600,000	2,594,738
		7,350,623
Cargo Ground Transportation–0.47%
Fedex Freight Holding Co., Inc.,
4.30%, 03/15/2029(c)	1,181,000	1,158,390
4.65%, 03/15/2031(c)	180,000	175,043
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.35%, 01/12/2027(c)	421,000	422,049
6.05%, 08/01/2028(c)	479,000	488,624
5.25%, 02/01/2030(c)	1,800,000	1,802,895
4.55%, 01/15/2031(c)	119,000	116,555
Ryder System, Inc.,
5.30%, 03/15/2027	1,013,000	1,017,110
4.90%, 12/01/2029(b)	213,000	213,286
5.00%, 09/15/2031	4,484,000	4,447,169
		9,841,121
Casinos & Gaming–0.09%
Las Vegas Sands Corp., 5.30%, 05/15/2031	492,000	486,362
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Short Term Bond Fund

Principal Amount		Value
Casinos & Gaming–(continued)
Station Casinos LLC, 4.50%, 02/15/2028(b)(c)	$1,500,000	$1,485,801
		1,972,163
Coal & Consumable Fuels–0.06%
Rio Grande LNG LLC, 5.25%, 06/30/2031(c)	1,365,000	1,349,871
Commercial & Residential Mortgage Finance–0.30%
Aviation Capital Group LLC, 4.25%, 04/30/2029(c)	343,000	336,270
Nationwide Building Society (United Kingdom),
6.56%, 10/18/2027(c)(e)	1,756,000	1,760,703
4.35%, 09/30/2030(c)	948,000	921,201
Rocket Cos., Inc.,
6.13%, 08/01/2030(c)	1,310,000	1,328,160
6.13%, 08/01/2031(c)	1,900,000	1,925,212
		6,271,546
Computer & Electronics Retail–0.21%
Dell International LLC/EMC Corp., 4.15%, 02/15/2029	2,094,000	2,059,362
Leidos, Inc., 4.10%, 03/15/2029	2,286,000	2,241,639
		4,301,001
Construction & Engineering–0.07%
Quanta Services, Inc., 4.85%, 08/09/2029	1,476,000	1,471,368
Construction Machinery & Heavy Transportation Equipment– 1.47%
Caterpillar Financial Services Corp.,
4.05% (SOFR + 0.40%), 01/10/2028(d)	2,049,000	2,050,793
3.95%, 11/14/2028	846,000	834,058
3.75%, 02/23/2029(b)	2,723,000	2,667,242
4.16% (SOFR + 0.49%), 02/23/2029(d)	3,888,000	3,889,502
Series L, 4.18% (SOFR + 0.52%), 08/14/2029(b)(d)	9,186,000	9,190,046
4.65%, 08/14/2029	9,186,000	9,167,432
Cummins, Inc., 4.25%, 05/09/2028	772,000	769,394
Komatsu Finance America, Inc., 5.65%, 10/06/2027(c)	1,847,000	1,861,988
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030	163,000	162,333
		30,592,788
Construction Materials–0.04%
JH North America Holdings, Inc., 5.88%, 01/31/2031(c)	825,000	831,016
Consumer Electronics–0.07%
LG Electronics, Inc. (South Korea), 5.63%, 04/24/2029(c)	1,284,000	1,305,888
Tyco Electronics Group S.A. (Switzerland), 4.50%, 02/09/2031	118,000	115,794
		1,421,682
Principal Amount		Value
Consumer Finance–0.64%
American Express Co.,
4.73%, 04/25/2029(b)(e)	$2,182,000	$2,183,588
4.92% (SOFR + 1.26%), 04/25/2029(d)	707,000	714,809
4.35%, 07/20/2029(e)	993,000	986,530
4.47% (SOFR + 0.81%), 07/20/2029(d)	2,245,000	2,254,546
4.44%, 05/03/2030(b)(e)	2,250,000	2,225,238
Capital One Financial Corp., 7.15%, 10/29/2027(e)	695,000	697,785
FirstCash, Inc., 4.63%, 09/01/2028(c)	1,000,000	983,083
General Motors Financial Co., Inc., 4.20%, 10/27/2028	1,782,000	1,758,413
SLM Corp., 6.50%, 01/31/2030(b)	1,302,000	1,326,422
Synchrony Financial, 5.02%, 07/29/2029(e)	184,000	183,511
		13,313,925
Distillers & Vintners–0.00%
Constellation Brands, Inc., 4.80%, 05/01/2030	34,000	33,731
Distributors–0.07%
Genuine Parts Co.,
6.50%, 11/01/2028	786,000	808,691
4.95%, 08/15/2029	632,000	628,485
		1,437,176
Diversified Banks–15.49%
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
4.15%, 03/03/2029	3,200,000	3,139,528
4.52% (SOFR + 0.88%), 03/03/2029(d)	4,800,000	4,808,599
4.97%, 05/08/2031	1,600,000	1,578,869
Banco Santander S.A. (Spain),
6.53%, 11/07/2027(e)	400,000	401,392
4.60%, 04/15/2029	3,600,000	3,571,614
5.01%, 08/25/2030(e)	2,600,000	2,591,847
4.87%, 04/15/2031(b)	1,400,000	1,375,422
Bank of America Corp.,
4.98%, 01/24/2029(b)(e)	3,391,000	3,404,863
4.62%, 05/09/2029(e)	848,000	846,325
4.77% (SOFR + 1.11%), 05/09/2029(b)(d)	2,761,000	2,783,043
4.48%, 04/23/2030(e)	1,381,000	1,364,982
4.67% (SOFR + 1.01%), 01/24/2031(d)	533,000	535,928
Series N, 4.54% (SOFR + 0.88%), 04/23/2030(b)(d)	5,822,000	5,838,192
4.53% (SOFR + 0.87%), 02/06/2032(d)	1,115,000	1,113,104
Series RR, 4.38%(b)(e)(f)	1,116,000	1,111,584
Bank of Montreal (Canada),
4.52% (SOFR + 0.86%), 01/27/2029(b)(d)	1,625,000	1,630,069
Series J, 4.34%, 03/19/2030(b)(e)	931,000	920,296
Bank of New York Mellon (The), 4.73%, 04/20/2029(e)	843,000	844,264
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Bank of Nova Scotia (The) (Canada),
4.58%, 06/05/2029(b)(e)	$3,895,000	$3,879,163
4.25%, 02/02/2030(b)(e)	3,128,000	3,080,183
4.90%, 06/05/2032(b)(e)	2,298,000	2,263,275
8.63%, 10/27/2082(e)	3,235,000	3,359,376
Banque Federative du Credit Mutuel S.A. (France), 4.47% (SOFR + 0.82%), 07/09/2029(b)(c)(d)	9,444,000	9,460,607
Barclays PLC (United Kingdom),
6.50%, 09/13/2027(e)	2,322,000	2,323,565
5.09%, 02/25/2029(e)	1,600,000	1,604,820
4.22%, 05/24/2030(e)	1,405,000	1,373,173
4.60% (SOFR + 0.93%), 05/24/2030(d)	2,168,000	2,171,170
4.91%, 06/26/2030(e)	3,723,000	3,698,251
BNP Paribas S.A. (France),
4.79%, 05/09/2029(c)(e)	1,841,000	1,835,985
5.09% (SOFR + 1.43%), 05/09/2029(c)(d)	2,183,000	2,204,541
4.89%, 06/30/2030(c)(e)	3,503,000	3,478,099
Canadian Imperial Bank of Commerce (Canada), 4.28%, 01/29/2030(e)	2,954,000	2,909,849
Citibank N.A.,
5.49%, 12/04/2026	1,843,000	1,847,501
4.38% (SOFR + 0.71%), 11/19/2027(d)	3,194,000	3,196,819
Citigroup, Inc.,
4.64%, 05/07/2028(e)	2,192,000	2,192,360
4.81% (SOFR + 1.14%), 05/07/2028(d)	1,779,000	1,786,013
4.79%, 03/04/2029(e)	3,183,000	3,182,950
4.54%, 09/19/2030(e)	547,000	539,766
5.13% (SOFR + 1.46%), 05/07/2031(d)	613,000	625,557
4.82% (SOFR + 1.17%), 09/11/2031(d)	959,000	966,880
Citizens Bank N.A., 4.87%, 08/10/2029(e)	1,495,000	1,493,098
Danske Bank A/S (Denmark),
4.66%, 03/27/2029(b)(c)(e)	1,933,000	1,930,299
5.00%, 03/27/2032(c)(e)	1,033,000	1,020,031
Depository Trust Co. (The), 4.30%, 03/27/2029(b)(c)	2,773,000	2,746,764
Fifth Third Bancorp,
6.34%, 07/27/2029(e)	163,000	167,546
5.98%, 01/30/2030(c)(e)	292,000	298,153
Fifth Third Bank N.A.,
4.47% (SOFR + 0.81%), 01/28/2028(d)	2,922,000	2,925,726
4.97%, 01/28/2028(e)	1,980,000	1,982,663
HSBC Holdings PLC (United Kingdom),
4.71% (SOFR + 1.04%), 11/19/2028(d)	2,361,000	2,372,507
4.70% (SOFR + 1.03%), 03/03/2029(d)	2,500,000	2,512,662
4.40%, 03/10/2030(e)	1,070,000	1,053,578
4.71%, 05/12/2030(e)	2,968,000	2,938,738
HSBC USA, Inc., 5.29%, 03/04/2027	2,302,000	2,314,024
ING Bank N.V. (Netherlands), 4.56%, 07/07/2029(c)	3,034,000	3,014,999
Principal Amount		Value
Diversified Banks–(continued)
ING Groep N.V. (Netherlands), 6.08%, 09/11/2027(e)	$2,174,000	$2,174,863
Intesa Sanpaolo S.p.A. (Italy), 5.00%, 06/29/2030(c)(e)	1,742,000	1,732,778
JPMorgan Chase & Co.,
6.07%, 10/22/2027(e)	1,792,000	1,796,140
5.04%, 01/23/2028(e)	1,742,000	1,745,555
5.57%, 04/22/2028(e)	889,000	894,453
4.98%, 07/22/2028(e)	2,869,000	2,879,592
4.51%, 10/22/2028(e)	1,514,000	1,512,129
4.46% (SOFR + 0.80%), 01/24/2029(b)(d)	1,281,000	1,278,406
4.92%, 01/24/2029(e)	293,000	294,176
6.09%, 10/23/2029(e)	872,000	894,269
4.41%, 04/23/2030(e)	5,938,000	5,859,536
4.48% (SOFR + 0.82%), 04/23/2030(b)(d)	6,939,000	6,960,503
4.86%, 07/23/2030(e)	7,772,000	7,749,806
Series 1, 4.51% (SOFR + 0.85%), 07/23/2030(b)(d)	3,248,000	3,257,565
KeyBank N.A., 5.85%, 11/15/2027(b)	1,773,000	1,796,607
Lloyds Banking Group PLC (United Kingdom),
5.46%, 01/05/2028(e)	2,219,000	2,226,097
4.73% (SOFR + 1.06%), 11/26/2028(d)	2,449,000	2,461,440
Manufacturers & Traders Trust Co., 4.55%, 04/18/2030(e)	2,919,000	2,883,888
Mitsubishi Ufj Financial Group, Inc. (Japan),
4.59%, 04/18/2030(b)(e)	1,308,000	1,296,647
4.50% (SOFR + 0.84%), 07/24/2030(b)(d)	9,172,000	9,170,349
4.98%, 07/24/2030(e)	2,443,000	2,441,752
4.85%, 04/21/2032(e)	750,000	735,700
Mizuho Bank Ltd. (Japan), 4.40%, 04/16/2029(c)	2,228,000	2,210,067
Mizuho Financial Group, Inc. (Japan),
4.50% (SOFR + 0.85%), 07/13/2030(d)	5,705,000	5,702,323
4.78%, 07/13/2030(e)	3,257,000	3,233,658
Morgan Stanley Bank N.A.,
4.45%, 10/15/2027(b)(e)	1,630,000	1,630,166
4.95%, 01/14/2028(e)	2,672,000	2,676,628
5.50%, 05/26/2028(e)	2,868,000	2,886,466
4.97%, 07/14/2028(b)(e)	2,474,000	2,481,107
5.02%, 01/12/2029(e)	825,000	828,731
4.64% (SOFR + 0.98%), 05/10/2030(b)(d)	7,906,000	7,953,242
Morgan Stanley Private Bank N.A.,
4.42% (SOFR + 0.77%), 07/06/2028(b)(d)	2,649,000	2,653,841
4.47%, 07/06/2028(b)(e)	1,676,000	1,674,757
4.20%, 11/17/2028(e)	7,967,000	7,923,704
4.21%, 02/08/2030(e)	1,596,000	1,569,148
National Securities Clearing Corp., 5.10%, 11/21/2027(c)	1,695,000	1,707,271
NatWest Group PLC (United Kingdom),
5.58%, 03/01/2028(e)	1,904,000	1,913,843
5.52%, 09/30/2028(e)	1,499,000	1,512,949
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
NatWest Markets PLC (United Kingdom), 4.65%, 03/27/2029(c)	$1,676,000	$1,665,747
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(c)	297,000	297,038
Pinnacle Bank, 5.96%, 01/15/2036(e)	171,000	167,729
PNC Bank N.A.,
4.39% (SOFR + 0.73%), 07/21/2028(d)	2,434,000	2,437,106
4.43%, 07/21/2028(b)(e)	2,732,000	2,730,405
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(e)	1,300,000	1,303,525
4.08%, 01/26/2029(e)	965,000	958,202
4.28% (SOFR + 0.62%), 01/26/2029(d)	719,000	718,959
5.58%, 06/12/2029(e)	1,032,000	1,047,089
4.34% (SOFR + 0.68%), 10/26/2029(d)	3,528,000	3,534,688
4.62%, 10/26/2029(b)(e)	7,652,000	7,626,791
4.83%, 07/19/2030(e)	3,886,000	3,873,966
Series T, 3.40%(e)(f)	2,614,000	2,620,849
Royal Bank of Canada (Canada), 4.49% (SOFR + 0.83%), 01/24/2029(d)	1,341,000	1,346,806
Santander UK Group Holdings PLC (United Kingdom), 4.32%, 09/22/2029(e)	1,862,000	1,838,621
Societe Generale S.A. (France), 4.86%, 07/07/2029(c)(e)	2,708,000	2,695,859
Standard Chartered PLC (United Kingdom),
6.75%, 02/08/2028(c)(e)	1,738,000	1,753,199
4.90% (SOFR + 1.24%), 01/21/2029(c)(d)	1,844,000	1,856,396
5.55%, 01/21/2029(c)(e)	2,202,000	2,220,411
4.61% (SOFR + 0.95%), 08/13/2030(c)(d)	1,527,000	1,530,306
5.08%, 08/13/2030(c)(e)	1,474,000	1,471,305
Sumitomo Mitsui Trust Bank, Ltd. (Japan),
4.38% (SOFR + 0.71%), 09/04/2029(c)(d)	3,257,000	3,258,812
4.85%, 09/04/2029(c)	1,351,000	1,348,244
4.47% (SOFR + 0.80%), 09/04/2031(c)(d)	2,701,000	2,704,439
Toronto-Dominion Bank (The) (Canada), 4.81%, 06/03/2030	664,000	660,637
Truist Bank,
4.43% (SOFR + 0.77%), 07/24/2028(d)	2,830,000	2,835,838
4.32% (SOFR + 0.66%), 01/27/2029(d)	5,274,000	5,270,615
4.14%, 10/23/2029(e)	6,928,000	6,829,976
U.S. Bancorp,
6.79%, 10/26/2027(e)	3,437,000	3,449,408
4.86%, 07/27/2030(e)	3,498,000	3,487,908
UBS AG (Switzerland), 4.29% (SOFR + 0.63%), 08/07/2029(d)	3,758,000	3,760,183
Principal Amount		Value
Diversified Banks–(continued)
Wells Fargo & Co.,
5.71%, 04/22/2028(e)	$550,000	$553,869
4.97%, 04/23/2029(e)	1,640,000	1,645,942
4.58%, 05/20/2029(e)	4,800,000	4,785,126
5.57%, 07/25/2029(e)	599,000	607,271
6.30%, 10/23/2029(e)	599,000	616,437
4.18%, 01/23/2030(e)	382,000	375,870
7.63%(b)(e)(f)	653,000	680,129
Westpac Banking Corp. (Australia), 4.15%, 05/11/2028(b)	2,444,000	2,432,998
		322,209,463
Diversified Capital Markets–0.66%
Deutsche Bank AG (Germany),
4.86% (SOFR + 1.21%), 01/10/2029(d)	1,058,000	1,064,754
5.37%, 01/10/2029(e)	1,551,000	1,561,330
SMBC Aviation Capital Finance DAC (Ireland), 4.95%, 07/23/2029(c)	1,493,000	1,488,569
UBS Group AG (Switzerland),
4.15%, 12/23/2029(c)(e)	2,927,000	2,880,451
4.49% (SOFR + 0.84%), 12/23/2029(c)(d)	4,171,000	4,172,386
4.88%(c)(e)(f)	2,515,000	2,516,095
		13,683,585
Diversified Financial Services–1.78%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
6.10%, 01/15/2027	1,751,000	1,760,163
5.75%, 06/06/2028	987,000	1,001,738
4.38%, 11/15/2030	833,000	809,390
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 05/15/2031(c)	557,000	547,845
Amrize Finance US LLC,
4.60%, 04/07/2027	1,543,000	1,545,720
4.95%, 04/07/2030	70,000	69,851
Avilease Capital Ltd. (Saudi Arabia), 5.50%, 06/30/2031(c)	1,506,000	1,499,005
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(c)	1,116,000	1,117,902
6.38%, 05/04/2028(c)	1,039,000	1,061,665
4.20%, 04/15/2029(c)	2,968,000	2,899,662
Citadel Finance LLC, 4.75%, 02/14/2029(c)	3,012,000	2,956,335
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(c)	16,583,000	16,578,854
GABX Leasing LLC, 4.63%, 04/15/2031(c)	318,000	309,230
LPL Holdings, Inc.,
5.70%, 05/20/2027	405,000	408,015
4.90%, 04/03/2028	1,454,000	1,453,200
6.75%, 11/17/2028	428,000	443,213
LSEG US Fin Corp. (United Kingdom), 4.25%, 03/23/2029(c)	2,513,000	2,475,920
		36,937,708
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Metals & Mining–0.09%
Glencore Funding LLC (Australia),
4.71% (SOFR + 1.06%), 04/04/2027(c)(d)	$736,000	$738,721
4.91%, 04/01/2028(c)	309,000	309,637
5.19%, 04/01/2030(c)	138,000	138,190
4.90%, 07/01/2031(c)	686,000	676,774
		1,863,322
Diversified Support Services–0.13%
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(c)	821,000	846,232
4.80%, 05/29/2029(c)	1,313,000	1,304,564
5.04%, 03/25/2030(c)	288,000	286,755
RB Global Holdings, Inc. (Canada), 6.75%, 03/15/2028(c)	217,000	219,166
		2,656,717
Electric Utilities–3.05%
Alexander Funding Trust II, 7.47%, 07/31/2028(c)	1,075,000	1,117,442
American Electric Power Co., Inc., Series C, 5.80%, 03/15/2056(e)	264,000	260,073
Capital Power (US Holdings), Inc. (Canada), 5.26%, 06/01/2028(c)	1,317,000	1,319,398
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028	364,000	368,019
Chpe LLC, 4.88%, 06/30/2031(c)	964,000	950,454
Consolidated Edison Co. of New York, Inc., 4.19% (SOFR + 0.52%), 11/18/2027(d)	1,166,000	1,166,524
Constellation Energy Generation LLC,
3.90%, 01/08/2028	1,647,000	1,631,521
4.55%, 06/01/2029	3,512,000	3,481,281
4.80%, 01/15/2032	1,733,000	1,697,708
Duke Energy Corp.,
4.85%, 01/05/2027(b)	1,231,000	1,233,662
5.00%, 12/08/2027	191,000	191,814
4.85%, 01/05/2029	180,000	180,138
Duke Energy Florida LLC, 4.20%, 12/01/2030	77,000	74,969
Edison International, 5.00%, 05/05/2028	4,253,000	4,244,092
Emera US Finance LLC, 4.50%, 04/01/2029	1,808,000	1,786,534
ENEL Finance International N.V. (Italy), 4.63%, 07/13/2029(c)	5,133,000	5,084,937
Evergy, Inc., 4.25%, 03/15/2029	373,000	367,789
Exelon Corp., 5.13%, 03/15/2031	186,000	186,554
FirstEnergy Pennsylvania Electric Co., 4.15%, 03/15/2028(b)(c)	3,112,000	3,088,534
FirstEnergy Transmission LLC, 4.55%, 01/15/2030	97,000	95,710
Georgia Power Co., 4.00%, 10/01/2028	911,000	900,390
ITC Holdings Corp., 4.88%, 04/15/2031(c)	774,000	763,759
Jersey Central Power & Light Co., 4.15%, 01/15/2029	2,318,000	2,288,365
Monongahela Power Co., 4.45%, 08/15/2029(c)	533,000	527,092
Principal Amount		Value
Electric Utilities–(continued)
National Rural Utilities Cooperative Finance Corp.,
5.60%, 11/13/2026(b)	$1,342,000	$1,344,358
4.46% (SOFR + 0.80%), 02/05/2027(d)	2,457,000	2,461,455
4.12%, 09/16/2027	1,860,000	1,854,734
3.95%, 12/10/2027	1,896,000	1,886,107
4.85%, 02/07/2029	421,000	422,224
4.40%, 05/11/2029	1,057,000	1,046,056
Series D, 4.09% (SOFR + 0.43%), 08/09/2027(d)	2,879,000	2,881,043
4.15%, 08/25/2028	3,457,000	3,424,916
4.05%, 02/09/2029	764,000	751,147
NextEra Energy Capital Holdings, Inc.,
4.69%, 09/01/2027	2,372,000	2,378,160
4.85%, 02/04/2028	806,000	808,758
6.38%, 08/15/2055(e)	245,000	246,492
Niagara Mohawk Power Corp., 4.65%, 10/03/2030(c)	197,000	193,523
NRG Energy, Inc.,
4.73%, 10/15/2030(c)	212,000	206,939
4.96%, 04/30/2031(c)	83,000	80,767
Oncor Electric Delivery Co. LLC, 4.50%, 03/20/2027(b)	1,828,000	1,829,064
Pacific Gas and Electric Co.,
6.10%, 01/15/2029	1,209,000	1,237,099
5.25%, 02/01/2032	2,520,000	2,505,365
PacifiCorp, 5.10%, 02/15/2029	425,000	427,310
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	297,000	297,796
5.15%, 05/15/2030	93,000	93,458
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(c)	29,000	28,905
Vistra Operations Co. LLC,
5.05%, 12/30/2026(c)	889,000	891,781
4.30%, 10/15/2028(c)	2,108,000	2,075,879
4.60%, 10/15/2030(c)	113,000	109,995
4.70%, 01/31/2031(c)	131,000	127,188
Wisconsin Electric Power Co., 3.95%, 03/01/2029	624,000	613,202
Xcel Energy, Inc., 4.75%, 03/21/2028	188,000	188,023
		63,418,503
Electrical Components & Equipment–0.51%
EnerSys, 4.38%, 12/15/2027(c)	1,087,000	1,080,216
Hubbell, Inc., 4.65%, 06/15/2031(b)	647,000	636,466
Molex Electronic Technologies LLC, 4.75%, 04/30/2028(c)	439,000	439,234
Regal Rexnord Corp., 6.05%, 04/15/2028	919,000	934,967
Vertiv Group Corp., 4.13%, 11/15/2028(c)	7,493,000	7,428,955
		10,519,838
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Short Term Bond Fund

Principal Amount		Value
Electronic Components–0.34%
Amphenol Corp.,
3.80%, 11/15/2027	$5,359,000	$5,321,189
4.20% (SOFR + 0.53%), 11/15/2027(b)(d)	1,753,000	1,756,131
		7,077,320
Electronic Equipment & Instruments–0.01%
Keysight Technologies, Inc., 5.35%, 07/30/2030	186,000	187,845
Electronic Manufacturing Services–0.09%
Jabil, Inc., 4.20%, 02/01/2029	1,931,000	1,893,572
Environmental & Facilities Services–0.22%
GFL Environmental Holdings (US), Inc., 5.63%, 07/01/2031(c)	2,269,000	2,216,893
Veralto Corp.,
5.35%, 09/18/2028	778,000	786,443
4.85%, 01/15/2032	1,570,000	1,544,573
		4,547,909
Fertilizers & Agricultural Chemicals–0.11%
Mosaic Co. (The), 4.35%, 01/15/2029	1,033,000	1,016,287
Nutrien Ltd. (Canada), 4.85%, 05/29/2031(b)	1,251,000	1,238,171
		2,254,458
Financial Exchanges & Data–0.00%
Nasdaq, Inc., 5.35%, 06/28/2028	91,000	92,025
Food Retail–0.07%
Alimentation Couche-Tard, Inc. (Canada), 4.15%, 09/29/2028(c)	1,580,000	1,560,613
Forest Products–0.01%
Georgia-Pacific LLC, 4.40%, 06/30/2028(c)	245,000	243,615
Gas Utilities–0.03%
Snam S.p.A. (Italy), 5.00%, 05/28/2030(c)	289,000	287,836
Southwest Gas Corp., 5.45%, 03/23/2028	251,000	253,140
		540,976
Health Care Distributors–0.05%
Cardinal Health, Inc., 4.50%, 09/15/2030	47,000	46,122
Cencora, Inc.,
3.95%, 02/13/2029	835,000	818,567
4.25%, 11/15/2030	217,000	210,526
		1,075,215
Health Care Equipment–0.95%
Augusta SpinCo Corp.,
4.32%, 09/23/2027	12,242,000	12,206,908
4.40%, 03/23/2029	2,214,000	2,189,081
4.66%, 03/23/2031	603,000	592,805
GE HealthCare Technologies, Inc., 4.15%, 12/15/2028	620,000	611,804
Principal Amount		Value
Health Care Equipment–(continued)
Stryker Corp.,
4.55%, 02/10/2027	$1,802,000	$1,804,418
4.70%, 02/10/2028	2,272,000	2,275,446
		19,680,462
Health Care Facilities–0.15%
Ascension Health, Series 2025, 4.08%, 11/15/2028	3,140,000	3,084,125
Health Care REITs–0.01%
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	158,000	157,040
Health Care Services–0.41%
CommonSpirit Health, 4.35%, 09/01/2030	75,000	72,756
CVS Health Corp.,
5.00%, 01/30/2029	421,000	422,943
7.00%, 03/10/2055(e)	5,099,000	5,266,672
HCA, Inc., 5.00%, 03/01/2028	341,000	342,281
Icon Investments Six DAC, 5.85%, 05/08/2029	1,335,000	1,358,775
ICON Investments Six DAC, 5.06%, 08/13/2029(c)	1,076,000	1,074,072
		8,537,499
Health Care Supplies–0.25%
Medline Borrower L.P., 3.88%, 04/01/2029(c)	2,384,000	2,309,963
Medline Borrower L.P./Medline Co-Issuer, Inc., 5.00%, 06/15/2031(c)	2,256,000	2,223,534
Solventum Corp., 5.45%, 02/25/2027	770,000	772,511
		5,306,008
Heavy Electrical Equipment–0.01%
GE Vernova, Inc., 4.25%, 02/04/2031	164,000	159,779
Home Improvement Retail–0.21%
Lowe`s Cos., Inc.,
3.95%, 10/15/2027	2,637,000	2,619,758
4.00%, 10/15/2028	1,746,000	1,720,975
		4,340,733
Hotel & Resort REITs–0.12%
Host Hotels & Resorts L.P., 4.25%, 12/15/2028	2,522,000	2,484,529
Hotels, Resorts & Cruise Lines–1.21%
Airbnb, Inc.,
4.40%, 03/16/2029(b)	672,000	666,452
4.65%, 03/16/2031	172,000	169,642
Carnival Corp., 5.13%, 05/01/2029(c)	13,773,000	13,709,800
Carnival Corp. Ltd., 5.75%, 03/15/2030(c)	3,337,000	3,358,650
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(c)	2,500,000	2,520,612
3.75%, 05/01/2029(c)	1,800,000	1,735,080
Marriott International, Inc.,
4.20%, 07/15/2027(b)	1,188,000	1,186,243
4.80%, 03/15/2030	267,000	265,254
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Short Term Bond Fund

Principal Amount		Value
Hotels, Resorts & Cruise Lines–(continued)
VOC Escrow Ltd., 5.00%, 02/15/2028(c)	$1,510,000	$1,509,883
		25,121,616
Housewares & Specialties–0.05%
Newell Brands, Inc., 6.38%, 05/15/2030(b)	950,000	965,032
Independent Power Producers & Energy Traders–0.06%
AES Corp. (The), 5.20%, 07/15/2029	477,000	477,263
VoltaGrid LLC, 7.38%, 11/01/2030(c)	675,000	679,554
		1,156,817
Industrial Conglomerates–0.21%
Eaton Corp.,
3.85%, 03/06/2028	3,780,000	3,739,617
3.95%, 03/06/2029	400,000	392,606
4.20%, 03/06/2031	240,000	232,417
		4,364,640
Industrial Machinery & Supplies & Components–0.20%
ESAB Corp., 5.63%, 04/01/2031(c)	3,166,000	3,145,329
Ingersoll Rand, Inc., 5.20%, 06/15/2027	515,000	517,689
Nordson Corp., 5.60%, 09/15/2028	321,000	325,776
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(c)	209,000	209,101
		4,197,895
Industrial REITs–0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	91,000	93,886
Insurance Brokers–0.05%
Arthur J. Gallagher & Co., 4.60%, 12/15/2027(b)	1,028,000	1,027,961
Integrated Oil & Gas–0.75%
SA Global Sukuk Ltd. (Saudi Arabia), 4.13%, 09/17/2030(c)	5,705,000	5,493,395
Saudi Arabian Oil Co. (Saudi Arabia),
4.00%, 02/02/2029(c)	5,148,000	5,045,601
4.75%, 06/02/2030(c)	5,022,000	4,974,267
		15,513,263
Integrated Telecommunication Services–2.07%
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)(c)	2,410,000	2,543,362
AT&T, Inc., 4.70%, 08/15/2030	233,000	230,516
NBN Co. Ltd. (Australia), 4.00%, 10/01/2027(c)	9,091,000	9,030,978
NTT Finance Corp. (Japan),
4.74%, 03/31/2028(c)	3,881,000	3,874,942
4.48% (SOFR + 0.83%), 06/20/2029(b)(c)(d)	6,597,000	6,602,201
4.83%, 11/01/2029(b)(c)	2,231,000	2,218,302
4.88%, 07/16/2030(c)	357,000	352,568
4.96% (SOFR + 1.31%), 07/16/2030(c)(d)	362,000	368,815
Orange S.A. (France), 4.00%, 01/13/2029(c)	1,413,000	1,387,705
Principal Amount		Value
Integrated Telecommunication Services–(continued)
QTS Thunder Managing Issuer LLC, 5.66% (SOFR + 2.00%), 12/10/2030(d)	$11,545,000	$11,503,511
TELUS Corp. (Canada), 6.63%, 10/15/2055(e)	3,914,000	3,886,070
WULF Compute LLC, 7.75%, 10/15/2030(c)	1,005,000	1,044,794
		43,043,764
Interactive Media & Services–0.07%
Alphabet, Inc., 4.88%, 08/15/2031	1,127,000	1,120,014
Flutter Treasury DAC (United Kingdom), 5.88%, 06/04/2031(c)	211,000	207,495
Meta Platforms, Inc., 4.20%, 11/15/2030	170,000	164,837
		1,492,346
Investment Banking & Brokerage–2.63%
Charles Schwab Corp. (The),
4.74%, 05/21/2030(e)	1,937,000	1,930,645
4.34%, 11/14/2031(e)	106,000	103,143
Series L, 6.10%(e)(f)	1,452,000	1,433,028
Goldman Sachs Group, Inc. (The),
4.47% (SOFR + 0.82%), 09/10/2027(d)	140,000	140,016
4.66% (SOFR + 1.00%), 04/20/2030(d)	4,701,000	4,718,421
4.74% (SOFR + 1.08%), 01/28/2031(b)(d)	1,260,000	1,266,364
4.97%, 06/03/2032(e)	1,401,000	1,379,564
Series O, 5.30%(b)(e)(f)	6,402,000	6,401,427
Series W, 7.50%(e)(f)	10,381,000	10,811,074
Morgan Stanley,
5.65%, 04/13/2028(e)	655,000	659,117
4.99%, 04/12/2029(e)	1,494,000	1,499,125
4.87%, 07/12/2029(e)	5,872,000	5,873,478
5.45%, 07/20/2029(e)	330,000	333,467
4.24%, 01/09/2030(e)	2,359,000	2,320,350
4.56%, 04/10/2030(e)	3,542,000	3,502,426
Series I, 4.51% (SOFR + 0.85%), 07/12/2029(d)	5,732,000	5,737,994
4.13%, 10/18/2029(e)	6,369,000	6,268,427
4.36%, 10/22/2031(e)	330,000	319,304
		54,697,370
IT Consulting & Other Services–0.06%
International Business Machines Corp., 4.00%, 02/03/2029	1,175,000	1,155,735
Leisure Facilities–0.12%
Vail Resorts, Inc., 5.63%, 07/15/2030(c)	2,449,000	2,446,222
Leisure Products–0.01%
Hasbro, Inc., 4.65%, 03/12/2031	252,000	246,752
Life & Health Insurance–2.93%
American National Global Funding,
5.00%, 06/22/2029(c)	3,069,000	3,043,978
5.55%, 01/28/2030(c)	232,000	233,023
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Short Term Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Athene Global Funding, 5.52%, 03/25/2027(c)	$947,000	$951,780
Constellation Global Funding, 4.85%, 10/22/2030(c)	369,000	358,164
Corebridge Global Funding,
4.95% (SOFR + 1.30%), 09/25/2026(c)(d)	1,817,000	1,818,167
4.65%, 08/20/2027(b)(c)	1,457,000	1,459,018
5.90%, 09/19/2028(c)	632,000	643,544
4.51% (SOFR + 0.86%), 12/15/2028(c)(d)	7,207,000	7,187,456
5.20%, 01/12/2029(b)(c)	480,000	481,884
4.80%, 05/29/2029(c)	1,482,000	1,475,854
5.20%, 06/24/2029(c)	746,000	750,266
Equitable America Global Funding,
3.95%, 09/15/2027(c)	2,284,000	2,270,355
4.65%, 06/09/2028(c)	1,855,000	1,847,854
GA Global Funding Trust,
4.40%, 09/23/2027(b)(c)	2,076,000	2,069,768
5.50%, 01/08/2029(c)	1,535,000	1,544,413
Jackson National Life Global Funding, 4.85%, 06/23/2028(c)	11,148,000	11,128,008
Lincoln Financial Global Funding,
4.63%, 05/28/2028(c)	2,637,000	2,628,255
4.95%, 05/21/2031(c)	733,000	722,421
MassMutual Global Funding II, 5.10%, 04/09/2027(c)	2,148,000	2,159,202
New York Life Global Funding,
4.15%, 07/25/2028(b)(c)	3,638,000	3,604,562
4.32% (SOFR + 0.66%), 07/25/2028(b)(c)(d)	4,365,000	4,372,654
Northwestern Mutual Global Funding,
5.07%, 03/25/2027(b)(c)	888,000	892,310
4.74%, 06/30/2031(c)	864,000	851,738
Pacific Life Global Funding II, 4.50%, 08/28/2029(b)(c)	1,600,000	1,579,524
Pricoa Global Funding I, 4.40%, 08/27/2027(c)	1,453,000	1,453,503
Principal Life Global Funding II, 5.00%, 01/16/2027(c)	358,000	358,805
Protective Life Corp., 4.70%, 01/15/2031(c)	115,000	112,250
Protective Life Global Funding,
4.16%, 01/15/2029(b)(c)	3,467,000	3,407,491
4.83%, 04/14/2031(b)(c)	1,513,000	1,485,778
		60,892,025
Life Sciences Tools & Services–0.01%
Thermo Fisher Scientific, Inc., 4.22%, 02/12/2031	114,000	110,736
Marine Transportation–0.09%
NCL Corp. Ltd., 5.88%, 01/15/2031(c)	2,042,000	1,959,535
Metal, Glass & Plastic Containers–0.08%
Ball Corp., 2.88%, 08/15/2030	1,810,000	1,650,319
Movies & Entertainment–0.27%
Discovery Global Holdings, Inc., 4.05%, 03/15/2029	5,600,000	5,547,696
Principal Amount		Value
Multi-Family Residential REITs–0.15%
Camden Property Trust, 5.85%, 11/03/2026	$3,065,000	$3,069,503
Multi-line Insurance–0.38%
Guardian Life Global Funding, 4.81%, 06/01/2031(c)	1,475,000	1,456,601
Metropolitan Life Global Funding I, 4.25%, 04/13/2028(c)	6,492,000	6,455,134
		7,911,735
Multi-Utilities–0.16%
DTE Energy Co., 4.95%, 07/01/2027	355,000	356,128
NiSource, Inc.,
5.25%, 03/30/2028	116,000	116,981
4.75%, 05/18/2031(b)	329,000	324,525
Sempra, 6.38%, 04/01/2056(e)	58,000	58,314
WEC Energy Group, Inc.,
5.15%, 10/01/2027	252,000	253,612
4.75%, 01/15/2028	2,117,000	2,121,194
		3,230,754
Office REITs–0.12%
Brandywine Operating Partnership L.P., 6.13%, 01/15/2031	1,080,000	1,049,424
COPT Defense Properties L.P., 4.50%, 10/15/2030	40,000	39,005
Piedmont Operating Partnership L.P., 6.88%, 07/15/2029	1,266,000	1,315,774
		2,404,203
Oil & Gas Equipment & Services–0.10%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
4.05%, 03/11/2029	591,000	581,144
4.35%, 06/15/2031	586,000	568,128
Tidewater, Inc., 9.13%, 07/15/2030(c)	900,000	964,359
		2,113,631
Oil & Gas Exploration & Production–0.16%
Caturus Energy LLC, 8.50%, 02/15/2030(c)	1,900,000	1,983,775
Diamondback Energy, Inc.,
5.20%, 04/18/2027	498,000	500,275
5.15%, 01/30/2030	229,000	230,818
EOG Resources, Inc., 4.40%, 07/15/2028	245,000	244,113
Var Energi ASA (Norway), 5.88%, 05/22/2030(c)	365,000	372,045
		3,331,026
Oil & Gas Refining & Marketing–0.05%
Sunoco L.P., 5.88%, 07/15/2027(c)	1,000,000	1,002,698
Oil & Gas Storage & Transportation–1.34%
Energy Transfer L.P.,
6.05%, 12/01/2026	1,234,000	1,237,640
5.50%, 06/01/2027	3,555,000	3,573,747
6.10%, 12/01/2028	443,000	454,859
4.55%, 01/15/2031	153,000	149,621
6.50%, 02/15/2056(e)	2,975,000	2,987,795
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Short Term Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Enterprise Products Operating LLC, 4.30%, 06/20/2028(b)	$2,139,000	$2,129,919
Kinder Morgan, Inc.,
5.10%, 08/01/2029	836,000	843,120
5.15%, 06/01/2030	79,000	79,690
MPLX L.P., 4.80%, 02/15/2031	160,000	157,597
ONEOK, Inc., 5.55%, 11/01/2026	590,000	590,657
Plains All American Pipeline L.P., Series B, 8.11% (3 mo. Term SOFR + 4.37%)(d)(f)	4,776,000	4,788,599
South Bow USA Infrastructure Holdings LLC (Canada),
4.91%, 09/01/2027	2,028,000	2,030,631
5.03%, 10/01/2029	313,000	311,569
Southern Co. Gas Capital Corp., Series A, 4.05%, 09/15/2028	466,000	460,385
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	2,000,000	1,947,037
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/2028	1,688,000	1,762,665
Venture Global LNG, Inc., 6.38%, 12/15/2034(c)	946,633	939,842
Venture Global Plaquemines LNG LLC, 6.13%, 12/15/2030(c)	1,800,000	1,838,488
Western Midstream Operating L.P., 4.80%, 03/01/2031	126,000	123,712
Williams Cos., Inc. (The),
5.30%, 08/15/2028	1,065,000	1,076,103
4.80%, 11/15/2029	356,000	355,160
		27,838,836
Other Specialty Retail–0.07%
Tractor Supply Co., 5.20%, 01/30/2032(b)	1,538,000	1,535,340
Packaged Foods & Meats–0.35%
Campbell’s Co. (The), 5.20%, 03/19/2027	315,000	316,482
Conagra Brands, Inc., 5.40%, 08/01/2031	625,000	623,170
General Mills, Inc., 5.50%, 10/17/2028	569,000	577,504
Mars, Inc.,
4.45%, 03/01/2027(c)	2,472,000	2,475,145
4.60%, 03/01/2028(c)	2,666,000	2,665,523
McCormick & Co., Inc., 4.15%, 02/15/2029	563,000	554,420
		7,212,244
Passenger Airlines–0.61%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	522,880	497,299
Series B, 5.65%, 11/11/2034	525,000	514,764
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(c)	1,695,834	1,695,583
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(c)	88,333	85,806
Delta Air Lines, Inc.,
4.95%, 07/10/2028	3,663,000	3,669,336
5.25%, 07/10/2030	206,000	206,456
Principal Amount		Value
Passenger Airlines–(continued)
United Airlines Holdings, Inc.,
4.88%, 03/01/2029	$3,630,000	$3,585,773
5.38%, 03/01/2031	2,047,000	2,029,920
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	477,097	481,519
		12,766,456
Pharmaceuticals–1.63%
Eli Lilly and Co., 4.02% (SOFR + 0.35%), 05/20/2028(d)	4,153,000	4,156,903
EMD Finance LLC (Germany),
4.13%, 08/15/2028(b)(c)	1,204,000	1,190,807
4.38%, 10/15/2030(c)	997,000	971,876
Jazz Investments I Ltd., Conv., 1.88%, 09/15/2032(c)	517,000	519,844
Merck & Co., Inc.,
4.30%, 05/22/2028	11,208,000	11,183,368
4.22% (SOFR + 0.57%), 03/15/2029(d)	632,000	634,076
4.15%, 03/15/2031	130,000	126,180
4.65%, 05/22/2031	912,000	903,101
Novartis Capital Corp.,
3.90%, 11/05/2028	1,317,000	1,300,232
4.40%, 03/18/2031	539,000	528,628
Pfizer, Inc., 3.88%, 11/15/2027	5,348,000	5,316,929
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 5.13%, 05/09/2029	6,500,000	6,507,071
Zoetis, Inc., 4.15%, 08/17/2028	656,000	649,848
		33,988,863
Property & Casualty Insurance–0.06%
Hartford Financial Services Group, Inc. (The), 6.13% (3 mo. Term SOFR + 2.39%), 02/12/2047(c)(d)	1,174,000	1,175,373
Real Estate Development–0.01%
Essential Properties L.P., 2.95%, 07/15/2031	337,000	302,479
Regional Banks–0.67%
CoBank ACB, Series N, 6.75%(e)(f)	935,000	936,573
Pinnacle Financial Partners, Inc., 5.60%, 05/19/2032(e)	765,000	756,880
Santander Holdings USA, Inc.,
5.04%, 06/05/2030(e)	747,000	742,072
5.22%, 06/05/2032(b)(e)	1,269,000	1,251,385
Truist Financial Corp., Series I, 4.96%, 07/23/2030(e)	3,109,000	3,100,065
Zions Bancorp. N.A., 5.24%, 10/01/2029(e)	2,331,000	2,328,528
Zions Bancorporation N.A.,
4.70%, 08/18/2028(e)	2,029,000	2,022,031
4.48%, 02/09/2029(e)	2,782,000	2,755,567
		13,893,101
Reinsurance–0.40%
Argentum Netherlands B.V. for Swiss Re Ltd. (Switzerland), 5.63%, 08/15/2052(c)(e)	2,343,000	2,344,700
Fortitude Global Funding, 4.63%, 10/06/2028(c)	3,749,000	3,704,069
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Short Term Bond Fund

Principal Amount		Value
Reinsurance–(continued)
RGA Global Funding, 4.35%, 08/25/2028(c)	$2,368,000	$2,344,699
		8,393,468
Research & Consulting Services–0.09%
Mobility Global, Inc., 5.05%, 06/15/2029(c)	1,904,000	1,893,574
Retail REITs–0.08%
Realty Income Corp., 3.95%, 02/01/2029	1,710,000	1,679,633
Security & Alarm Services–0.13%
Brink’s Co. (The), 4.63%, 10/15/2027(c)	2,750,000	2,734,866
Self-Storage REITs–0.17%
Extra Space Storage L.P., 5.70%, 04/01/2028	291,000	294,938
Public Storage Operating Co., 4.36% (SOFR + 0.70%), 04/16/2027(d)	3,275,000	3,282,035
		3,576,973
Semiconductors–2.08%
Advanced Micro Devices, Inc., 4.60%, 08/17/2029	5,420,000	5,391,993
Broadcom, Inc., 4.30%, 01/15/2031(b)	713,000	687,377
Foundry JV Holdco LLC,
5.90%, 01/25/2030(c)	1,091,000	1,115,280
5.50%, 01/25/2031(c)	382,000	385,436
Intel Corp., 4.65%, 06/01/2031	1,030,000	1,005,082
Kioxia Holdings Corp. (Japan), 6.25%, 07/24/2030(c)	3,238,000	3,311,911
NVIDIA Corp., 4.35%, 06/15/2029	16,413,000	16,247,837
ON Semiconductor Corp., Conv., 0.00%, 05/01/2031(c)(g)	632,000	562,796
SK hynix, Inc. (South Korea),
4.25%, 09/11/2028(c)	9,524,000	9,417,117
4.38%, 09/11/2030(c)	3,697,000	3,602,474
Skyworks Solutions, Inc., 5.00%, 08/10/2028	1,596,000	1,595,629
		43,322,932
Soft Drinks & Non-alcoholic Beverages–0.18%
Keurig Dr Pepper, Inc.,
4.25% (SOFR + 0.58%), 11/15/2026(d)	3,601,000	3,602,851
4.35%, 05/15/2028	186,000	184,554
		3,787,405
Sovereign Debt–2.16%
Colombia Government International Bond (Colombia), 5.38%, 01/21/2029	7,137,000	7,124,867
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt), 6.38%, 04/07/2029(c)	1,527,000	1,538,439
Indonesia Government International Bond (Indonesia), 4.40%, 03/10/2029	9,538,000	9,495,200
Principal Amount		Value
Sovereign Debt–(continued)
Korea National Oil Corp. (South Korea),
4.50%, 03/30/2029(c)	$3,910,000	$3,887,902
4.63%, 03/30/2031(c)	2,853,000	2,816,771
Kuwait International Government Bond (Kuwait),
4.02%, 10/09/2028(c)	14,647,000	14,379,901
4.14%, 10/09/2030(c)	1,953,000	1,891,035
Romanian Government International Bond (Romania), 5.88%, 01/30/2029(c)	3,794,000	3,822,681
		44,956,796
Specialized Consumer Services–0.02%
Rentokil Terminix Funding LLC, 5.00%, 04/28/2030(c)	360,000	357,565
Specialty Chemicals–0.21%
OCP S.A. (Morocco), 6.10%, 04/30/2030(c)	1,149,000	1,168,609
Sherwin-Williams Co. (The), 4.30%, 08/15/2028	3,216,000	3,188,214
		4,356,823
Steel–0.24%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	808,000	824,670
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029(c)	2,750,000	2,790,733
POSCO Holdings, Inc. (South Korea), 5.13%, 05/07/2030(c)	1,415,000	1,410,511
		5,025,914
Systems Software–0.68%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	4,125,000	3,933,586
Oracle Corp.,
4.55%, 02/04/2029	3,662,000	3,579,827
4.77% (SOFR + 1.11%), 02/04/2029(d)	4,308,000	4,270,510
4.45%, 09/26/2030(b)	167,000	158,134
ServiceNow, Inc.,
4.25%, 05/15/2028	1,832,000	1,822,836
4.70%, 08/15/2031	489,000	480,704
		14,245,597
Telecom Tower REITs–0.04%
SBA Communications Corp., 3.88%, 02/15/2027	897,000	894,290
Tobacco–0.40%
Altria Group, Inc., 4.88%, 02/04/2028	748,000	750,419
Philip Morris International, Inc.,
5.13%, 11/17/2027	372,000	374,510
4.13%, 04/28/2028	494,000	490,060
5.25%, 09/07/2028	571,000	577,323
4.13%, 04/27/2029	6,153,000	6,062,465
		8,254,777
Trading Companies & Distributors–0.46%
Ferguson Enterprises, Inc., 4.80%, 08/14/2029	3,288,000	3,278,426
Mitsubishi Corp. (Japan), 5.00%, 07/02/2029(b)(c)	729,000	735,528
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Short Term Bond Fund

Principal Amount		Value
Trading Companies & Distributors–(continued)
Sumisho Air Lease Corp.,
4.40%, 03/24/2028(c)	$2,249,000	$2,236,116
4.50%, 03/24/2029(c)	1,581,000	1,561,420
Series B, 8.26%(e)(f)	1,651,000	1,661,377
		9,472,867
Wireless Telecommunication Services–0.23%
APLD ComputeCo 3 LLC, 7.00%, 06/15/2031(b)(c)	713,000	687,369
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(c)	2,189,000	2,082,487
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(c)	1,905,000	1,767,036
T-Mobile USA, Inc., 4.95%, 03/15/2028	302,000	303,311
		4,840,203
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,312,670,955)		1,308,634,516

Asset-Backed Securities–29.45%
AGL CLO 16 Ltd., Series 2021-16A, Class AR, 4.68% (3 mo. Term SOFR + 0.95%), 01/20/2035(c)(d)	1,280,000	1,281,172
AGL CLO 17 Ltd., Series 2022-17A, Class AR, 4.68% (3 mo. Term SOFR + 0.95%), 01/21/2035(c)(d)	6,509,000	6,515,047
ALA Trust, Series 2025-OANA, Class B, 5.48% (1 mo. Term SOFR + 1.84%), 06/15/2040(c)(d)	6,200,000	6,239,953
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(c)(h)	198,754	195,532
Series 2020-3, Class A1, 1.69%, 04/25/2065(c)(h)	1,096,167	1,050,076
Series 2020-5, Class A1, 1.37%, 05/25/2065(c)(h)	433,660	421,121
Series 2021-3, Class A1, 1.07%, 05/25/2066(c)(h)	1,838,611	1,584,700
Series 2021-7, Class A1, 1.98%, 10/25/2066(c)(h)	7,364,776	6,302,279
Series 2022-1, Class A1, 3.88%, 12/25/2066(c)	4,833,356	4,455,903
Series 2023-6, Class A1, 6.50%, 12/25/2067(c)	3,072,079	3,064,405
Series 2024-10, Class A1, 5.35%, 10/25/2069(c)	2,370,876	2,362,950
Series 2024-2, Class A1, 5.99%, 01/25/2069(c)	3,871,720	3,873,703
Series 2026-4, Class A1, 5.75%, 06/25/2071(c)(h)	4,815,621	4,823,972
Ares LIII CLO Ltd., Series 2019-53A, Class A1R2, 4.87% (3 mo. Term SOFR + 1.09%), 10/24/2036(c)(d)	4,025,000	4,026,658
Principal Amount		Value

Avis Budget Rental Car Funding (AESOP) LLC,
Series 2023-1A, Class A, 5.25%, 04/20/2029(c)	$2,033,000	$2,047,239
Series 2023-2A, Class A, 5.20%, 10/20/2027(c)	808,333	809,152
Series 2023-4A, Class A, 5.49%, 06/20/2029(c)	6,690,000	6,759,884
Series 2025-3A, Class A, 4.17%, 02/20/2030(c)	2,155,000	2,119,854
Series 2025-4A, Class A, 4.40%, 02/20/2032(c)	4,820,000	4,689,264
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-4A, Class A1RR, 4.74% (3 mo. Term SOFR + 0.99%), 04/23/2035(c)(d)	535,000	535,568
Series 2021-1A, Class AR, 4.67% (3 mo. Term SOFR + 0.94%), 04/18/2034(c)(d)	2,344,442	2,347,007
Series 2021-3A, Class AR, 4.84% (3 mo. Term SOFR + 1.06%), 07/24/2034(c)(d)	705,000	705,722
Series 2021-6A, Class A1R, 4.82% (3 mo. Term SOFR + 1.09%), 10/21/2034(c)(d)	1,210,000	1,210,969
Banc of America Mortgage Trust, Series 2004-D, Class 2A2, 5.76%, 05/25/2034(h)	7,447	7,160
Barings Equipment Finance LLC, Series 2025-B, Class A3, 4.13%, 10/13/2032(c)	2,090,000	2,060,608
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A8, 2.50%, 10/25/2051(c)(h)	3,918,850	3,462,795
Series 2021-5, Class A1, 3.00%, 11/25/2051(c)(h)	4,797,058	4,016,730
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(d)	63,943	61,258
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(d)	131,132	125,405
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.64%, 01/15/2051(i)	15,060,152	88,581
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 4.75% (3 mo. Term SOFR + 1.00%), 01/15/2035(c)(d)	5,262,000	5,266,488
BlackRock CLO L.P., Series 2025- 2A, Class A, 5.01% (3 mo. Term SOFR + 1.27%), 11/21/2033(c)(d)	1,840,888	1,842,265
Bowling Green Park CLO LLC, Series 2019-1A, Class ARR, 4.73% (3 mo. Term SOFR + 1.00%), 04/18/2035(c)(d)	6,950,000	6,954,427
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(c)(h)	71,540	71,104
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.55%, 06/15/2044(c)(h)	4,936,000	4,939,298
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Short Term Bond Fund

Principal Amount		Value

Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 4.80% (3 mo. Term SOFR + 1.07%), 07/18/2034(c)(d)	$1,523,000	$1,525,120
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 4.60% (1 mo. Term SOFR + 0.96%), 11/15/2038(c)(d)	2,525,510	2,525,636
Series 2026-CSMO, Class A, 5.04% (1 mo. Term SOFR + 1.40%), 02/15/2043(c)(d)	3,000,000	3,011,434
BX Trust,
Series 2025-VLT6, Class A, 5.08% (1 mo. Term SOFR + 1.44%), 03/15/2042(c)(d)	4,055,000	4,034,886
Series 2025-VLT6, Class B, 5.53% (1 mo. Term SOFR + 1.89%), 03/15/2042(c)(d)	2,870,000	2,847,946
Series 2025-VOLT, Class A, 5.34% (1 mo. Term SOFR + 1.70%), 12/15/2044(c)(d)	7,000,000	6,994,178
Series 2025-VOLT, Class B, 5.74% (1 mo. Term SOFR + 2.10%), 12/15/2044(c)(d)	10,610,000	10,598,377
Series 2025-VOLT, Class C, 5.99% (1 mo. Term SOFR + 2.35%), 12/15/2044(c)(d)	3,475,000	3,468,715
Series 2025-VOLT, Class D, 6.39% (1 mo. Term SOFR + 2.75%), 12/15/2044(c)(d)	3,245,000	3,244,654
Carlyle US CLO Ltd., Series 2022- 1A, Class A1R, 4.73% (3 mo. Term SOFR + 0.98%), 04/15/2035(c)(d)	3,500,590	3,507,066
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	6,065,844	6,079,613
Carvana Auto Receivables Trust, Series 2026-P3, Class A2, 4.53%, 11/12/2029	1,370,000	1,368,684
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 1.00%, 11/13/2050(i)	6,178,696	39,091
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR3, 4.82% (3 mo. Term SOFR + 1.09%), 04/20/2034(c)(d)	3,958,000	3,962,263
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 4.82% (3 mo. Term SOFR + 1.06%), 05/29/2032(c)(d)	1,159,853	1,162,554
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055(c)	13,275,000	12,640,151
Cerberus Loan Funding XL LLC, Series 2023-1A, Class AR, 5.35% (3 mo. Term SOFR + 1.60%), 03/22/2035(c)(d)	3,221,000	3,223,219
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(c)(h)	39,211	36,439
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(c)(h)	1,166,525	1,040,577
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.63%, 01/25/2036(h)	143,211	133,749
Principal Amount		Value

CIFC Funding Ltd., Series 2022-2A, Class A1R, 4.70% (3 mo. Term SOFR + 0.97%), 04/19/2035(c)(d)	$12,500,000	$12,504,312
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.11%, 10/12/2050(i)	16,453,873	110,621
Citigroup Mortgage Loan Trust,
Series 2004-UST1, Class A4, 6.31%, 08/25/2034(h)	23,040	22,021
Series 2006-AR1, Class 1A1, 5.90% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(d)	255,729	246,376
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(c)(h)	4,670,210	3,772,033
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(c)(h)	3,518,929	3,168,975
Series 2022-1, Class A1, 2.28%, 12/27/2066(c)(h)	2,595,632	2,419,795
Series 2022-2, Class A1, 3.99%, 02/25/2067(c)	2,764,064	2,600,769
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/2050(c)	1,790,000	1,732,737
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	109,420	104,332
Series 2005-J4, Class A7, 5.50%, 11/25/2035	219,451	177,502
Credit Suisse Mortgage Capital Trust,
Series 2020-AFC1, Class A1, 3.24%, 02/25/2050(c)(h)	1,649,511	1,589,380
Series 2021-INV1, Class A4, 2.50%, 07/25/2056(c)(h)	8,960,469	8,096,225
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(c)(h)	500,663	445,260
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(c)(h)	2,802,563	2,493,613
Series 2022-ATH1, Class A1A, 3.87%, 01/25/2067(c)(h)	2,882,657	2,798,492
Series 2022-ATH2, Class A1, 5.07%, 05/25/2067(c)(h)	3,893,523	3,883,045
Cross Mortgage Trust,
Series 2026-NQM3, Class A1, 5.13%, 03/25/2071(c)(h)	2,584,537	2,562,426
Series 2026-NQM4, Class A1, 5.49%, 04/25/2071(c)(h)	1,604,682	1,597,032
Series 2026-NQM5, Class A1, 5.09%, 03/25/2071(c)(h)	1,063,629	1,050,235
Series 2026-NQM7, Class A1, 5.46%, 06/25/2071(c)(h)	3,048,527	3,030,080
Series 2026-NQM8, Class A1, 5.58%, 07/25/2071(c)(h)	1,086,310	1,082,281
DB Master Finance LLC,
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(c)	951,808	936,615
Series 2026-1A, Class A2I, 5.20%, 05/20/2056(c)	1,800,000	1,781,677
Domino’s Pizza Master Issuer LLC, Series 2025-1A, Class A2I, 4.93%, 07/25/2055(c)	3,590,000	3,541,074
Eclipse Aircraft LLC, Series 2026-1, Class A, 5.63%, 05/15/2051(c)	2,711,091	2,694,972
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Short Term Bond Fund

Principal Amount		Value

Ellington Financial Mortgage Trust,
Series 2021-1, Class A1, 0.80%, 02/25/2066(c)(h)	$774,758	$664,543
Series 2022-1, Class A1, 2.21%, 01/25/2067(c)(h)	2,783,710	2,432,777
Series 2022-3, Class A1, 6.00%, 08/25/2067(c)	3,942,147	3,934,646
Series 2026-NQM3, Class A1, 5.03%, 03/25/2071(c)(h)	4,433,821	4,375,400
Series 2026-NQM5, Class A1, 5.56%, 06/25/2071(c)(h)	3,994,453	3,978,548
Enterprise Fleet Financing LLC,
Series 2024-2, Class A3, 5.61%, 04/20/2028(c)	582,906	586,393
Series 2024-4, Class A3, 4.56%, 11/20/2028(c)	1,490,000	1,490,329
Series 2025-4, Class A3, 4.11%, 12/20/2029(c)	2,010,000	1,987,128
Flagstar Mortgage Trust, Series 2021-11IN, Class A6, 3.70%, 11/25/2051(c)(h)	6,413,383	5,670,089
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 4.68% (3 mo. Term SOFR + 0.95%), 04/22/2034(c)(d)	5,122,636	5,128,384
Galaxy XXII CLO Ltd., Series 2016- 22A, Class AR4, 4.81% (3 mo. Term SOFR + 1.02%), 04/16/2034(c)(d)	12,456,942	12,476,176
GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(c)(h)	515,025	505,647
Series 2020-NQM2, Class A1, 2.56%, 04/25/2065(c)	381,135	366,190
Series 2024-INV1, Class 2A2, 6.50%, 01/25/2054(c)(h)	1,491,313	1,523,884
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(c)(h)	1,190,851	1,188,678
Series 2026-NQM1, Class A1, 4.79%, 12/25/2070(c)(h)	4,223,521	4,147,725
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 4.88% (3 mo. Term SOFR + 1.15%), 10/20/2034(c)(d)	2,228,000	2,230,034
Golub Capital Partners CLO 19B-R3 Ltd., Series 2017-19RA, Class A1, 4.88% (3 mo. Term SOFR + 1.15%), 10/20/2036(c)(d)	2,230,000	2,231,719
Golub Capital Partners CLO 53(B) Ltd., Series 2021-53A, Class AR, 4.71% (3 mo. Term SOFR + 0.98%), 07/20/2034(c)(d)	6,284,000	6,285,571
Gordon Brothers Equipment Finance LLC, Series 2026-1A, Class A2, 5.15%, 06/20/2034(c)	2,440,000	2,440,612
Principal Amount		Value

GS Mortgage-Backed Securities Trust,
Series 2021-INV1, Class A6, 2.50%, 12/25/2051(c)(h)	$3,591,393	$3,165,836
Series 2025-NQM5, Class A1, 5.01%, 07/25/2065(c)	3,020,467	2,984,529
Series 2026-HE2, Class A1, 5.04% (30 Day Average SOFR + 1.40%), 10/25/2066(d)	2,470,000	2,476,166
Series 2026-NQM1, Class A1, 4.87%, 03/25/2066(c)(h)	1,157,341	1,137,454
Series 2026-NQM5, Class A1, 5.79%, 11/25/2066(c)(h)	8,956,409	8,947,425
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.80%, 07/25/2035(h)	15,784	15,041
Harbor Park CLO Ltd., Series 2018-1A, Class AR2, 4.68% (3 mo. Term SOFR + 0.95%), 01/20/2031(c)(d)	1,034,233	1,034,241
Hilton Grand Vacations Trust, Series 2026-2A, Class A, 4.83%, 03/27/2045(c)	2,430,059	2,417,509
IP Mortgage Trust, Series 2025-IP, Class A, 5.42%, 06/10/2042(c)(h)	3,000,000	2,992,368
J.P. Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(h)	65,616	65,406
Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(c)(h)	878,681	866,181
Series 2026-5, Class A4, 5.50%, 12/25/2056(c)(h)	1,670,702	1,660,892
Series 2026-NQM4, Class A1, 5.77%, 12/01/2066(c)(h)	1,969,636	1,968,714
Jimmy John’s Funding LLC, Series 2026-1A, Class A2, 5.69%, 04/30/2056(c)	1,515,000	1,503,542
JPMBB Commercial Mortgage Securities Trust, Series 2015- C27, Class XA, IO, 0.83%, 02/15/2048(i)	3,256,468	33
Juniper Valley Park CLO Ltd., Series 2023-1A, Class ARR, 4.81% (3 mo. Term SOFR + 1.08%), 07/20/2036(c)(d)	4,985,000	4,987,463
Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.60%, 03/25/2056(c)	4,200,000	4,168,710
Magnetite XXI Ltd., Series 2019- 21A, Class AR2, 4.71% (3 mo. Term SOFR + 0.98%), 04/20/2034(c)(d)	8,303,799	8,308,765
Magnetite XXIII Ltd., Series 2019- 23A, Class AR2, 4.80% (3 mo. Term SOFR + 0.99%), 01/25/2035(c)(d)	1,517,000	1,517,904
Magnetite XXXI Ltd., Series 2021- 31A, Class A1R, 4.75% (3 mo. Term SOFR + 1.00%), 07/15/2034(c)(d)	4,760,000	4,765,603
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(c)(h)	2,727,166	2,406,435
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(c)(h)	2,696,841	2,365,178
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Short Term Bond Fund

Principal Amount		Value

Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(h)	$124,132	$117,765
Metronet Infrastructure Issuer LLC, Series 2025-4A, Class A2, 5.16%, 12/20/2055(c)	1,520,000	1,497,705
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(c)(h)	4,539,964	4,077,277
MILE Trust,
Series 2025-STNE, Class B, 5.34% (1 mo. Term SOFR + 1.70%), 07/15/2042(c)(d)	1,515,000	1,526,043
Series 2025-STNE, Class C, 5.74% (1 mo. Term SOFR + 2.10%), 07/15/2042(c)(d)	1,195,000	1,199,967
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class B, 5.69%, 11/15/2058(h)	1,895,000	1,880,253
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(i)	6,771,358	51,177
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(c)(h)	4,394,720	4,402,873
Series 2025-NQM8, Class A1, 4.96%, 09/25/2070(c)(h)	1,780,459	1,756,462
Series 2026-NQM3, Class A1, 5.21%, 03/25/2071(c)(h)	1,296,447	1,286,277
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(c)	1,750,298	1,751,579
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class AR2, 4.69% (3 mo. Term SOFR + 0.96%), 10/20/2036(c)(d)	3,320,000	3,321,876
Neuberger Berman Loan Advisers CLO 47 Ltd., Series 2022-47A, Class AR, 4.83% (3 mo. Term SOFR + 1.09%), 04/16/2035(c)(d)	3,660,000	3,663,100
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(c)(h)	280,220	270,168
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(c)(h)	680,282	635,482
Series 2022-NQM2, Class A1, 3.85%, 03/27/2062(c)(h)	2,842,797	2,647,523
Series 2026-NQM5, Class A1, 5.18%, 04/25/2066(c)(h)	1,965,968	1,944,551
Series 2026-NQM8, Class A1, 5.56%, 08/25/2066(c)(h)	2,109,589	2,100,878
NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.23%, 10/15/2030(c)	1,340,000	1,324,428
Oaktree CLO Ltd., Series 2021-2A, Class AR, 4.72% (3 mo. Term SOFR + 0.97%), 01/15/2035(c)(d)	5,654,000	5,657,121
Principal Amount		Value

OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(c)(h)	$4,189,148	$3,531,459
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(c)(h)	3,312,517	2,950,257
Series 2026-HE2, Class A1A, 4.99% (30 Day Average SOFR + 1.35%), 06/25/2056(c)(d)	2,086,299	2,090,383
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 4.67% (3 mo. Term SOFR + 0.94%), 05/18/2034(c)(d)	3,978,000	3,979,245
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.27%, 12/06/2055(c)	1,296,750	1,277,453
PRKCM Trust,
Series 2021-AFC2, Class M1, 6.34%, 08/25/2057(c)(h)	3,594,377	3,584,376
Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(c)	2,651,244	2,647,907
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(c)	3,039,216	2,866,723
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(c)	8,099,130	8,058,980
Provident Funding Mortgage Trust, Series 2025-4, Class A1, 6.00%, 09/25/2055(c)(h)	3,993,945	3,997,408
Qdoba Funding LLC, Series 2026- 1A, Class A2, 6.70%, 06/14/2056(c)	8,050,000	8,038,437
Rate Mortgage Trust, Series 2025-J1, Class A4, 6.00%, 03/25/2055(c)(h)	1,321,672	1,316,247
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	2,223	1,760
RR 17 Ltd., Series 2021-17A, Class A1AR, 4.82% (3 mo. Term SOFR + 1.07%), 07/15/2034(c)(d)	8,860,000	8,861,302
RUN Trust, Series 2022-NQM1, Class A1, 5.00%, 03/25/2067(c)	2,399,781	2,350,405
SCG Mortgage Trust,
Series 2026-PALM, Class A, 4.91% (1 mo. Term SOFR + 1.27%), 07/15/2043(c)(d)	5,900,000	5,913,345
Series 2026-PALM, Class B, 5.14% (1 mo. Term SOFR + 1.50%), 07/15/2043(c)(d)	1,005,000	1,007,509
Series 2026-PALM, Class C, 5.34% (1 mo. Term SOFR + 1.70%), 07/09/2043(c)(d)	585,000	586,757
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(h)	368,564	314,288
Series 2013-6, Class A2, 3.00%, 05/25/2043(h)	466,432	418,743
Series 2013-7, Class A2, 3.00%, 06/25/2043(h)	278,497	249,143
Series 2025-10, Class A1, 5.50%, 11/25/2055(c)(h)	3,788,144	3,722,374
SG Residential Mortgage Trust, Series 2026-5, Class A1, 5.51%, 08/25/2066(c)(h)	2,701,942	2,688,616
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Short Term Bond Fund

Principal Amount		Value

SHRN Trust,
Series 2025-MF18, Class A, 4.84% (1 mo. Term SOFR + 1.20%), 10/15/2040(c)(d)	$8,440,000	$8,449,370
Series 2025-MF18, Class B, 5.09% (1 mo. Term SOFR + 1.45%), 10/15/2040(c)(d)	1,385,000	1,387,695
Series 2025-MF18, Class C, 5.34% (1 mo. Term SOFR + 1.70%), 10/15/2040(c)(d)	590,000	591,999
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 4.83% (3 mo. Term SOFR + 1.08%), 04/17/2034(c)(d)	4,342,103	4,347,883
SoFi Consumer Loan Program, Series 2026-3, Class A, 4.46%, 06/25/2035(c)	7,677,892	7,676,212
Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 08/20/2051(c)	4,383,342	4,097,561
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(c)(h)	47,731	46,055
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(c)(h)	272,344	265,793
Series 2022-1, Class A1, 2.45%, 12/25/2066(c)(h)	3,477,955	3,060,407
Structured Asset Securities Corp. Pass-Through Ctfs., Series 2002-AL1, Class AIO, 3.45%, 02/25/2032(h)	104,173	5,366
Subway Funding LLC,
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(c)	3,086,033	3,096,529
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(c)	1,450,170	1,451,967
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(c)	2,937,675	2,876,171
Switch ABS Issuer LLC, Series 2025-2A, Class A21, 5.12%, 10/25/2055(c)	5,605,000	5,458,192
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 4.89% (3 mo. Term SOFR + 1.10%), 01/16/2032(c)(d)	462,329	463,171
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 4.65% (3 mo. Term SOFR + 0.90%), 07/15/2032(c)(d)	1,361,055	1,361,674
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	1,995,000	2,004,005
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, 08/25/2055(c)	2,260,000	2,210,115
Textainer Marine Containers Ltd., Series 2021-3A, CLass A, 1.94%, 08/20/2046(c)	1,650,000	1,471,991
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(c)	3,876,880	3,644,560
Thayer Park, CLO Ltd., Series 2017-1A, Class A1RR, 4.73% (3 mo. Term SOFR + 1.00%), 04/20/2034(c)(d)	5,180,216	5,186,272
Principal Amount		Value

TierPoint Issuer LLC, Series 2025- 1A, Class A2, 6.15%, 04/26/2055(c)	$4,388,000	$4,375,017
Tricon Residential Trust, Series 2025-SFR1, Class A, 4.74% (1 mo. Term SOFR + 1.10%), 03/17/2042(c)(d)	3,953,147	3,950,794
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.23%, 11/15/2050(i)	7,704,884	50,606
Urbacon DC L.P., Series 2025-1A, Class A2, 4.51%, 08/25/2055(c)	5,000,000	3,577,221
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055(c)	2,870,000	2,790,925
VDCM Commercial Mortgage Trust,
Series 2025-AZ, Class A, 5.23%, 07/13/2044(c)(h)	5,295,000	5,175,235
Series 2025-AZ, Class B, 5.48%, 07/13/2044(c)(h)	1,995,000	1,936,956
Series 2025-AZ, Class D, 6.43%, 07/13/2044(c)(h)	3,360,000	3,271,641
Verus Securitization Trust,
Series 2021-1, Class A1B, 0.82%, 01/25/2066(c)(h)	1,275,494	1,156,961
Series 2021-2, Class A1, 1.03%, 02/25/2066(c)(h)	751,743	679,277
Series 2021-7, Class A1, 2.83%, 10/25/2066(c)	3,860,450	3,450,796
Series 2021-R1, Class A1, 0.82%, 10/25/2063(c)(h)	304,640	297,556
Series 2022-1, Class A1, 3.72%, 01/25/2067(c)	2,624,367	2,441,578
Series 2024-7, Class A1, 5.10%, 09/25/2069(c)(h)	1,184,235	1,178,148
Series 2026-4, Class A1, 5.00%, 04/25/2071(c)(h)	1,320,735	1,303,749
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(c)	240,737	235,040
Voya CLO Ltd., Series 2021-1A, Class AR, 4.75% (3 mo. Term SOFR + 1.00%), 07/15/2034(c)(d)	9,195,000	9,202,853
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.58%, 10/25/2033(h)	46,052	44,420
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(h)	23,482	22,284
Series 2005-AR16, Class 1A1, 4.37%, 12/25/2035(h)	98,772	93,364
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.96%, 12/15/2050(i)	9,581,103	77,577
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/2035(c)(h)	6,916,000	6,859,050
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	10,000,000	10,036,219
Whetstone Park CLO Ltd., Series 2021-1A, Class A1R, 4.80% (3 mo. Term SOFR + 1.07%), 01/20/2035(c)(d)	9,560,000	9,571,692
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Short Term Bond Fund

Principal Amount		Value

Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(c)	$9,495,250	$9,077,317
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(c)	5,200,000	5,238,843
Total Asset-Backed Securities (Cost $629,455,895)		612,418,078
U.S. Treasury Securities–2.71%
U.S. Treasury Bills–0.39%
3.62% - 3.68%, 09/17/2026(j)(k)	7,255,000	7,243,282
3.78% - 3.95%, 01/14/2027(k)	806,000	794,510
		8,037,792
U.S. Treasury Notes–2.32%
4.13%, 08/31/2028	26,613,400	26,504,763
4.25%, 08/15/2029	427,300	425,514
4.38%, 08/31/2031	21,533,500	21,418,262
		48,348,539
Total U.S. Treasury Securities (Cost $56,391,399)		56,386,331
Variable Rate Senior Loan Interests–2.32%(l)(m)
Aerospace & Defense–0.05%
TransDigm, Inc., Term Loan M, 6.19% (1 mo. Term SOFR + 2.50%), 08/19/2032	1,100,484	1,105,299
Health Care Equipment–0.23%
Olympus Holdings,
Term Loan, 5.97%, 06/01/2051(n)	609,236	609,236
5.77%, 07/16/2051(n)	4,217,788	4,217,788
		4,827,024
Real Estate Development–0.16%
VCI Asset Holdings 2 LLC, Term Loan, 7.38%, 02/06/2031(n)	3,209,683	3,305,973
Restaurants–0.88%
Raising Cane’s Restaurants LLC,
Term Loan B, 5.69% (1 mo. Term SOFR + 2.00%), 09/10/2031	6,576,068	6,539,078
Term Loan, 5.69% (1 mo. Term SOFR + 2.00%), 11/03/2032	11,721,100	11,646,026
		18,185,104
Systems Software–1.00%
CoreWeave Compute Acquisition Co. VIII LLC,
Delayed Draw Term Loan, 3.11% (1 mo. Term SOFR + 2.25%), 03/31/2032	10,061,520	10,036,366
0.00%, 03/31/2032(o)	10,774,913	10,747,976
		20,784,342
Total Variable Rate Senior Loan Interests (Cost $48,219,863)		48,207,742
Shares
Exchange-Traded Funds–0.96%
Invesco High Yield Systematic Bond ETF(b)(p)	209,200	4,667,252
Invesco Short Duration High Yield ETF(p)	9,000	228,015
Shares		Value
Invesco Short Duration Total Return Bond ETF(p)	610,300	$15,172,119
Total Exchange-Traded Funds (Cost $20,287,863)		20,067,386
Preferred Stocks–0.43%
Diversified Financial Services–0.29%
Apollo Global Management, Inc., 7.63%, Pfd.(e)	239,775	6,150,229
Interactive Media & Services–0.10%
Alphabet, Inc., 6.25%, Series A, Conv. Pfd.	42,570	2,062,942
Systems Software–0.04%
Oracle Corp., 6.50%, Class D, Conv. Pfd.	17,257	805,557
Total Preferred Stocks (Cost $8,985,725)		9,018,728
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.30%
Collateralized Mortgage Obligations–0.16%
Fannie Mae Interest STRIPS,
IO, 7.50%, 11/25/2029(q)	$118,033	9,804
6.50%, 02/25/2032 to 07/25/2032(q)	105,911	11,870
6.00%, 12/25/2032 to 09/25/2035(q)	264,835	28,906
5.50%, 11/25/2033 to 06/25/2035(q)	237,841	29,478
PO, 0.00%, 09/25/2032(g)	8,839	8,052
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(q)	43,748	317
4.15% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 to 12/18/2031(d)(q)	49,698	3,139
4.14% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(d)(q)	11,696	927
4.19% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032 to 07/25/2032(d)(q)	36,926	2,225
4.25% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(d)(q)	23,088	1,866
4.34% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(d)(q)	32,974	2,714
3.24% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(d)(q)	21,845	1,344
4.04% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(d)(q)	11,155	929
4.24% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 to 09/25/2032(d)(q)	67,248	5,600
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Short Term Bond Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
4.35% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(d)(q)	$44,492	$3,208
4.49% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(d)(q)	63,347	6,248
7.00%, 04/25/2033(q)	293,493	35,727
2.94% (6.70% - (30 Day Average SOFR + 0.11%)), 02/25/2035(d)(q)	267,802	16,103
2.29% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(d)(q)	162,265	9,207
2.99% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 05/25/2035(d)(q)	44,916	1,399
2.84% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(d)(q)	54,188	1,856
3.50%, 08/25/2035(q)	1,520,137	138,999
2.78% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(d)(q)	57,902	4,025
4.00%, 04/25/2041 to 08/25/2047(q)	413,054	65,967
2.79% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(d)(q)	142,982	8,467
2.39% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(d)(q)	383,711	31,370
4.50%, 02/25/2043(q)	87,579	9,308
5.50%, 07/25/2046(q)	400,503	48,132
2.14% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(d)(q)	3,382,263	254,163
6.50%, 11/25/2029	10,093	10,168
4.76% (30 Day Average SOFR + 1.11%), 04/25/2032(d)	13,949	14,091
4.25% (30 Day Average SOFR + 0.61%), 10/18/2032(d)	6,998	6,999
4.16% (30 Day Average SOFR + 0.51%), 11/25/2033 to 03/25/2042(d)	49,524	49,113
5.50%, 04/25/2035 to 03/25/2037	748,554	758,674
10.79% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(d)	36,417	39,938
10.42% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(d)	102,303	112,171
10.42% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(d)	13,190	13,810
4.00%, 03/25/2041	57,911	54,368
4.21% (30 Day Average SOFR + 0.56%), 02/25/2047(d)	30,610	30,536
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series K093, Class X1, IO, 1.08%, 05/25/2029(i)	20,259,786	434,564
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
IO, 3.00%, 06/15/2027 to 12/15/2027(q)	$162,067	$1,272
2.50%, 05/15/2028(q)	75,299	1,010
4.30% (8.05% - (30 Day Average SOFR + 0.11%)), 02/15/2029(d)(q)	35,660	1,347
4.00% (7.75% - (30 Day Average SOFR + 0.11%)), 06/15/2029(d)(q)	32,209	1,194
4.35% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029 to 09/15/2029(d)(q)	20,580	857
2.95% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(d)(q)	155,135	7,378
3.00% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(d)(q)	31,063	1,407
2.97% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(d)(q)	62,726	2,656
2.40% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(d)(q)	70,638	2,194
3.25% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(d)(q)	23,312	1,813
2.25% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(d)(q)	21,565	1,294
2.32% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(d)(q)	337,612	19,944
2.50% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(d)(q)	53,446	2,658
2.35% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(d)(q)	467,117	34,894
6.50%, 04/15/2028 to 06/15/2032	190,548	194,586
6.00%, 01/15/2029 to 04/15/2029	55,388	55,890
7.50%, 09/15/2029	5,653	5,754
8.00%, 03/15/2030	6,475	6,604
4.70% (30 Day Average SOFR + 1.06%), 08/15/2031 to 01/15/2032(d)	21,091	21,269
4.75% (30 Day Average SOFR + 1.11%), 12/15/2031 to 03/15/2032(d)	41,952	42,368
4.25% (30 Day Average SOFR + 0.61%), 01/15/2033(d)	1,028	1,028
5.00%, 08/15/2035	567,039	563,830
4.00%, 06/15/2038	38,857	36,564
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Short Term Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(q)	$54,570	$657
3.15%, 12/15/2027(i)	19,244	271
6.50%, 02/01/2028(q)	1,380	41
7.00%, 09/01/2029(q)	27,213	1,898
7.50%, 12/15/2029(q)	13,298	1,049
6.00%, 12/15/2032(q)	15,186	1,641
		3,279,150
Federal Home Loan Mortgage Corp. (FHLMC)–0.03%
6.50%, 07/01/2028 to 04/01/2034	16,304	16,834
7.00%, 10/01/2031 to 03/01/2035	190,333	199,612
7.50%, 01/01/2032 to 02/01/2032	89,361	91,500
5.00%, 07/01/2033 to 06/01/2034	80,536	79,625
5.50%, 09/01/2039	258,898	262,020
ARM, 5.95% (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.83%), 07/01/2036(d)	2,953	2,994
6.41% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.29%), 02/01/2037(d)	625	649
6.33% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.08%), 01/01/2038(d)	4,983	5,121
		658,355
Federal National Mortgage Association (FNMA)–0.08%
7.50%, 02/01/2027 to 08/01/2033	197,644	201,411
7.00%, 05/01/2028 to 08/01/2036	411,238	430,687
6.50%, 12/01/2029 to 10/01/2035	266,259	274,915
8.50%, 05/01/2030 to 07/01/2030	24,417	24,921
6.00%, 06/01/2030 to 03/01/2037	604,273	620,608
8.00%, 07/01/2032	22,863	22,762
5.50%, 02/01/2035 to 05/01/2036	90,027	90,517
ARM, 6.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032(d)	10,170	10,373
5.90% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(d)	8,887	9,197
6.03% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2038(d)	2,970	3,042
		1,688,433
Principal Amount		Value
Government National Mortgage Association (GNMA)–0.03%
8.50%, 07/20/2027	$836	$839
7.00%, 12/15/2027 to 01/20/2030	11,696	11,861
6.50%, 07/15/2028 to 02/15/2034	228,380	232,818
IO, 2.80% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(d)(q)	280,844	10,408
2.90% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(d)(q)	355,082	16,167
4.50%, 09/16/2047(q)	1,129,115	197,965
2.45% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(d)(q)	1,265,320	119,116
		589,174
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $9,465,930)		6,215,112

Agency Credit Risk Transfer Notes–0.30%
Fannie Mae Connecticut Avenue Securities, Series 2026-R04, Class 2A1, 4.54% (30 Day Average SOFR + 0.90%), 07/25/2046(c)(d)	3,576,431	3,575,970
Freddie Mac,
Series 2022-DNA6, Class M1, STACR®, 5.79% (30 Day Average SOFR + 2.15%), 09/25/2042(c)(d)	51,215	51,249
Series 2023-DNA1, Class M1, STACR®, 5.74% (30 Day Average SOFR + 2.10%), 03/25/2043(c)(d)	587,310	592,772
Series 2025-DNA4, Class A1, STACR®, 4.54% (30 Day Average SOFR + 0.90%), 10/25/2045(c)(d)	359,375	359,592
Series 2026-DNA2, Class M1, STACR®, 4.84% (30 Day Average SOFR + 1.20%), 03/25/2046(c)(d)	1,605,841	1,606,730
Total Agency Credit Risk Transfer Notes (Cost $6,180,172)		6,186,313
Shares
Money Market Funds–1.32%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(p)(r)	9,630,975	9,630,975
Invesco Treasury Portfolio, Institutional Class, 3.66%(p)(r)	17,886,095	17,886,095
Total Money Market Funds (Cost $27,517,070)		27,517,070
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.71% (Cost $2,119,174,872)		2,094,651,276
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.40%
Invesco Private Government Fund, 3.73%(p)(r)(s)	31,206,769	31,206,769
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Short Term Bond Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.82%(p)(r)(s)	81,030,167	$81,046,373
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $112,246,302)		112,253,142
TOTAL INVESTMENTS IN SECURITIES–106.11% (Cost $2,231,421,174)		2,206,904,418
OTHER ASSETS LESS LIABILITIES—(6.11)%		(127,058,257)
NET ASSETS–100.00%		$2,079,846,161
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Conv.	– Convertible
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IBOR	– Interbank Offered Rate
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $1,087,698,980, which represented 52.30% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2026.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Zero coupon bond issued at a discount.
(h)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on August 31, 2026.

(i)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
August 31, 2026.

(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(m)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(n)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(o)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Invesco High Yield Systematic Bond ETF	$4,393,386	$311,268	$-	$(37,402)	$-	$4,667,252	$158,878
Invesco Short Duration High Yield ETF	231,171	-	-	(3,156)	-	228,015	6,448
Invesco Short Duration Total Return Bond ETF	14,925,960	451,065	-	(204,906)	-	15,172,119	343,937
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Short Term Bond Fund

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,546,077	$135,900,744	$(127,815,846)	$-	$-	$9,630,975	$176,847
Invesco Treasury Portfolio, Institutional Class	2,871,282	252,387,096	(237,372,283)	-	-	17,886,095	327,108
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,197,513	132,711,004	(132,701,748)	-	-	31,206,769	539,905*
Invesco Private Prime Fund	80,117,365	297,471,062	(296,536,960)	6,840	(11,934)	81,046,373	1,461,457*
Total	$135,282,754	$819,232,239	$(794,426,837)	$(238,624)	$(11,934)	$159,837,598	$3,014,580

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(r)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	4,540	December-2026	$931,764,067	$(2,000,984)	$(2,000,984)
U.S. Treasury Ultra Bonds	52	December-2026	5,721,625	(18,732)	(18,732)
Subtotal—Long Futures Contracts				(2,019,716)	(2,019,716)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	2,161	December-2026	(228,424,453)	1,028,004	1,028,004
U.S. Treasury 10 Year Notes	439	December-2026	(47,261,094)	239,705	239,705
U.S. Treasury 10 Year Ultra Notes	489	December-2026	(53,507,297)	212,979	212,979
U.S. Treasury Long Bonds	186	December-2026	(20,204,250)	66,686	66,686
Subtotal—Short Futures Contracts				1,547,374	1,547,374
Total Futures Contracts				$(472,342)	$(472,342)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/28/2026	BNP Paribas S.A.	CAD	5,000,000	USD	3,565,017	$(52,050)

Abbreviations:
CAD	– Canadian Dollar
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Short Term Bond Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,071,369,939)*	$2,047,066,820
Investments in affiliates, at value (Cost $160,051,235)	159,837,598
Other investments:
Variation margin receivable — futures contracts	486,773
Foreign currencies, at value (Cost $165,818)	168,319
Receivable for:
Investments sold	52,000,874
Fund shares sold	1,562,275
Dividends	157,872
Interest	17,441,967
Investments matured, at value (Cost $472,938)	39,950
Principal paydowns	50
Investment for trustee deferred compensation and retirement plans	212,076
Other assets	88,885
Total assets	2,279,063,459
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	52,050
Payable for:
Investments purchased	69,409,641
Dividends	1,211,806
Fund shares reacquired	2,462,569
Amount due to custodian	2,009,085
Collateral upon return of securities loaned	112,246,302
Accrued fees to affiliates	664,279
Accrued trustees’ and officers’ fees and benefits	27,923
Accrued other operating expenses	140,714
Trustee deferred compensation and retirement plans	218,016
Unfunded loan commitments	10,774,913
Total liabilities	199,217,298
Net assets applicable to shares outstanding	$2,079,846,161
Net assets consist of:
Shares of beneficial interest	$2,295,166,927
Distributable earnings (loss)	(215,320,766)
$2,079,846,161
Net Assets:
Class A	$1,192,615,820
Class C	$55,063,968
Class R	$43,196,096
Class Y	$314,584,577
Class R5	$1,064,915
Class R6	$473,320,785
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	148,314,295
Class C	6,847,222
Class R	5,361,632
Class Y	39,104,333
Class R5	132,648
Class R6	58,790,598
Class A:
Net asset value per share	$8.04
Maximum offering price per share (Net asset value of $8.04 ÷ 97.50%)	$8.25
Class C:
Net asset value and offering price per share	$8.04
Class R:
Net asset value and offering price per share	$8.06
Class Y:
Net asset value and offering price per share	$8.04
Class R5:
Net asset value and offering price per share	$8.03
Class R6:
Net asset value and offering price per share	$8.05

*	At August 31, 2026, securities with an aggregate value of $109,247,995 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco Short Term Bond Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $(7,647))	$48,173,348
Dividends	173,273
Dividends from affiliates (includes net securities lending income of $92,644)	1,105,862
Total investment income	49,452,483
Expenses:
Advisory fees	3,326,174
Administrative services fees	149,977
Custodian fees	22,227
Distribution fees:
Class A	894,685
Class C	195,011
Class R	108,761
Transfer agent fees — A, C, R and Y	1,039,652
Transfer agent fees — R5	429
Transfer agent fees — R6	73,901
Trustees’ and officers’ fees and benefits	18,970
Registration and filing fees	70,758
Reports to shareholders	47,011
Professional services fees	33,553
Other	17,527
Total expenses	5,998,636
Less: Fees waived and/or expenses reimbursed	(93,735)
Net expenses	5,904,901
Net investment income	43,547,582
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,555,534)
Affiliated investment securities	(11,934)
Foreign currencies	(4,164)
Forward foreign currency contracts	103,778
Futures contracts	(2,531,221)
(4,999,075)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(26,505,351)
Affiliated investment securities	(238,624)
Foreign currencies	2,811
Forward foreign currency contracts	(17,144)
Futures contracts	(855,130)
(27,613,438)
Net realized and unrealized gain (loss)	(32,612,513)
Net increase in net assets resulting from operations	$10,935,069
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco Short Term Bond Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)
	August 31, 2026	February 28, 2026
Operations:
Net investment income	$43,547,582	$89,833,343
Net realized gain (loss)	(4,999,075)	6,833,768
Change in net unrealized appreciation (depreciation)	(27,613,438)	7,752,543
Net increase in net assets resulting from operations	10,935,069	104,419,654
Distributions to shareholders from distributable earnings:
Class A	(22,958,644)	(51,282,725)
Class C	(1,034,231)	(2,805,012)
Class R	(751,263)	(1,694,171)
Class Y	(5,969,515)	(13,420,842)
Class R5	(17,127)	(38,135)
Class R6	(9,674,811)	(20,559,221)
Total distributions from distributable earnings	(40,405,591)	(89,800,106)
Return of capital:
Class A	—	(882,839)
Class C	—	(48,289)
Class R	—	(29,165)
Class Y	—	(231,042)
Class R5	—	(656)
Class R6	—	(353,930)
Total return of capital	—	(1,545,921)
Total distributions	(40,405,591)	(91,346,027)
Share transactions–net:
Class A	(1,506,655)	57,455,920
Class C	(7,678,398)	(12,827,624)
Class R	413,545	1,036,433
Class Y	11,338,287	(22,244,833)
Class R5	249,524	(200,037)
Class R6	(2,010,590)	56,745,166
Net increase in net assets resulting from share transactions	805,713	79,965,025
Net increase (decrease) in net assets	(28,664,809)	93,038,652
Net assets:
Beginning of period	2,108,510,970	2,015,472,318
End of period	$2,079,846,161	$2,108,510,970
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco Short Term Bond Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/26	$8.16	$0.17	$(0.14)	$0.03	$(0.15)	$—	$(0.15)	$8.04	0.44%	$1,192,616	0.63%(d)	0.63%(d)	4.10%(d)	124%
Year ended 02/28/26	8.10	0.35	0.07	0.42	(0.35)	(0.01)	(0.36)	8.16	5.25	1,211,040	0.64	0.64	4.30	177
Year ended 02/28/25	8.03	0.37	0.10	0.47	(0.40)	—	(0.40)	8.10	5.97	1,146,035	0.65	0.65	4.55	125
Year ended 02/29/24	7.98	0.35	0.07	0.42	(0.37)	—	(0.37)	8.03	5.33	1,106,368	0.65	0.65	4.40	169
Year ended 02/28/23	8.37	0.23	(0.41)	(0.18)	(0.21)	—	(0.21)	7.98	(2.13)	1,217,102	0.64	0.64	2.85	155
Year ended 02/28/22	8.68	0.13	(0.32)	(0.19)	(0.12)	—	(0.12)	8.37	(2.20)	1,407,707	0.62	0.62	1.49	141
Class C
Six months ended 08/31/26	8.16	0.15	(0.13)	0.02	(0.14)	—	(0.14)	8.04	0.26	55,064	0.98 (d)	1.13 (d)	3.75 (d)	124
Year ended 02/28/26	8.10	0.32	0.07	0.39	(0.32)	(0.01)	(0.33)	8.16	4.88	63,607	0.99	1.14	3.95	177
Year ended 02/28/25	8.03	0.34	0.10	0.44	(0.37)	—	(0.37)	8.10	5.60	76,000	1.00	1.15	4.20	125
Year ended 02/29/24	7.98	0.32	0.07	0.39	(0.34)	—	(0.34)	8.03	4.96	94,151	1.00	1.15	4.05	169
Year ended 02/28/23	8.38	0.20	(0.42)	(0.22)	(0.18)	—	(0.18)	7.98	(2.59)	120,755	0.99	1.14	2.50	155
Year ended 02/28/22	8.68	0.10	(0.31)	(0.21)	(0.09)	—	(0.09)	8.38	(2.41)	183,817	0.97	1.12	1.14	141
Class R
Six months ended 08/31/26	8.17	0.15	(0.12)	0.03	(0.14)	—	(0.14)	8.06	0.38	43,196	0.98 (d)	0.98 (d)	3.75 (d)	124
Year ended 02/28/26	8.12	0.32	0.06	0.38	(0.32)	(0.01)	(0.33)	8.17	4.76	43,393	0.99	0.99	3.95	177
Year ended 02/28/25	8.04	0.34	0.11	0.45	(0.37)	—	(0.37)	8.12	5.73	42,093	1.00	1.00	4.20	125
Year ended 02/29/24	8.00	0.32	0.06	0.38	(0.34)	—	(0.34)	8.04	4.83	42,921	1.00	1.00	4.05	169
Year ended 02/28/23	8.39	0.20	(0.41)	(0.21)	(0.18)	—	(0.18)	8.00	(2.46)	42,348	0.99	0.99	2.50	155
Year ended 02/28/22	8.70	0.10	(0.32)	(0.22)	(0.09)	—	(0.09)	8.39	(2.54)	45,537	0.97	0.97	1.14	141
Class Y
Six months ended 08/31/26	8.16	0.17	(0.13)	0.04	(0.16)	—	(0.16)	8.04	0.51	314,585	0.48 (d)	0.48 (d)	4.25 (d)	124
Year ended 02/28/26	8.11	0.36	0.06	0.42	(0.36)	(0.01)	(0.37)	8.16	5.28	307,566	0.49	0.49	4.45	177
Year ended 02/28/25	8.03	0.38	0.11	0.49	(0.41)	—	(0.41)	8.11	6.26	328,040	0.50	0.50	4.70	125
Year ended 02/29/24	7.98	0.36	0.07	0.43	(0.38)	—	(0.38)	8.03	5.49	319,439	0.50	0.50	4.55	169
Year ended 02/28/23	8.38	0.24	(0.42)	(0.18)	(0.22)	—	(0.22)	7.98	(2.10)	339,677	0.49	0.49	3.00	155
Year ended 02/28/22	8.68	0.14	(0.31)	(0.17)	(0.13)	—	(0.13)	8.38	(1.94)	583,784	0.47	0.47	1.64	141
Class R5
Six months ended 08/31/26	8.14	0.17	(0.12)	0.05	(0.16)	—	(0.16)	8.03	0.65	1,065	0.45 (d)	0.45 (d)	4.28 (d)	124
Year ended 02/28/26	8.09	0.36	0.06	0.42	(0.36)	(0.01)	(0.37)	8.14	5.31	827	0.46	0.46	4.48	177
Year ended 02/28/25	8.01	0.38	0.11	0.49	(0.41)	—	(0.41)	8.09	6.29	1,022	0.47	0.47	4.73	125
Year ended 02/29/24	7.96	0.36	0.07	0.43	(0.38)	—	(0.38)	8.01	5.52	1,004	0.47	0.47	4.58	169
Year ended 02/28/23	8.36	0.24	(0.42)	(0.18)	(0.22)	—	(0.22)	7.96	(2.08)	940	0.46	0.46	3.03	155
Year ended 02/28/22	8.66	0.15	(0.31)	(0.16)	(0.14)	—	(0.14)	8.36	(1.89)	705	0.41	0.41	1.70	141
Class R6
Six months ended 08/31/26	8.17	0.18	(0.13)	0.05	(0.17)	—	(0.17)	8.05	0.56	473,321	0.38 (d)	0.38 (d)	4.35 (d)	124
Year ended 02/28/26	8.11	0.37	0.06	0.43	(0.36)	(0.01)	(0.37)	8.17	5.48	482,077	0.39	0.39	4.55	177
Year ended 02/28/25	8.03	0.39	0.11	0.50	(0.42)	—	(0.42)	8.11	6.36	422,282	0.40	0.40	4.80	125
Year ended 02/29/24	7.99	0.37	0.06	0.43	(0.39)	—	(0.39)	8.03	5.46	524,531	0.40	0.40	4.65	169
Year ended 02/28/23	8.38	0.25	(0.41)	(0.16)	(0.23)	—	(0.23)	7.99	(1.88)	556,410	0.39	0.39	3.10	155
Year ended 02/28/22	8.69	0.15	(0.32)	(0.17)	(0.14)	—	(0.14)	8.38	(1.95)	598,369	0.37	0.37	1.74	141

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26
Invesco Short Term Bond Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Short Term Bond Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s most recently reported net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
27
Invesco Short Term Bond Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may participate in securities lending and may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral provided by the borrower equal to no less than 102% (105% for foreign securities) of the market value of the loaned securities determined daily by the securities lending agent. Cash collateral received in connection with these loans is invested in short-term money market instruments or in affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act or affiliated money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to a borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits associated with owning the securities, including through an obligation of the borrower to pay the Fund the amount of dividends or
28
Invesco Short Term Bond Fund

interest generated by the loaned security. Securities loans are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund the securities loaned and the Fund is required to return the collateral. Upon the failure of the borrower to return the loaned securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Lending securities entails a risk of loss to the Fund if the market value of the loaned securities increases, the borrower fails to provide additional collateral as required, and the borrower fails to return the loaned securities. Additionally, the Fund could experience delays and costs in gaining access to the collateral and the loaned securities may increase in value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the securities lending agent. However, the Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss incurred on the investment of that cash collateral. Dividends or income received on cash collateral investments, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as the affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as securities lending agent for the Fund. To the extent the Fund utilizes the Adviser as the affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended August 31, 2026, there were no securities lending transactions with respect to which the Adviser acted as securities lending agent. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
K.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
M.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.350%
Next $500 million	0.325%
Next $1.5 billion	0.300%
Next $2.5 billion	0.290%
Over $5 billion	0.280%
For the six months ended August 31, 2026, the effective advisory fee rate incurred by the Fund was 0.32%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 1.75%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
29
Invesco Short Term Bond Fund

Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended August 31, 2026, the Adviser waived advisory fees of $48,732.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred up to a maximum annual rate of 0.15% of the Fund’s average daily net assets of Class A shares. The Fund pursuant to the Plans, pays IDI compensation at the annual rate of 0.65% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. IDI has contractually agreed, through at least June 30, 2027, to waive 12b-1 fees for Class C shares to the extent necessary to limit 12b-1 fees to 0.50% of average daily net assets. 12b-1 fees before fee waivers under this agreement are shown as Distribution fees in the Statement of Operations. For the six months ended August 31, 2026, 12b-1 fees incurred for Class C shares were $150,008 after fee waivers of $45,003.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2026, IDI advised the Fund that IDI retained $29,535 in front-end sales commissions from the sale of Class A shares and $34,509 and $1,963 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,308,634,516	$—	$1,308,634,516
Asset-Backed Securities	—	612,418,078	—	612,418,078
U.S. Treasury Securities	—	56,386,331	—	56,386,331
Variable Rate Senior Loan Interests	—	40,074,745	8,132,997	48,207,742
Exchange-Traded Funds	20,067,386	—	—	20,067,386
Preferred Stocks	9,018,728	—	—	9,018,728
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	6,215,112	—	6,215,112
Agency Credit Risk Transfer Notes	—	6,186,313	—	6,186,313
Money Market Funds	27,517,070	112,253,142	—	139,770,212
Total Investments in Securities	56,603,184	2,142,168,237	8,132,997	2,206,904,418
30
Invesco Short Term Bond Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Investments Matured	$—	$39,950	$—	$39,950
Futures Contracts	1,547,374	—	—	1,547,374
	1,547,374	39,950	—	1,587,324
Other Investments - Liabilities*
Futures Contracts	(2,019,716)	—	—	(2,019,716)
Forward Foreign Currency Contracts	—	(52,050)	—	(52,050)
	(2,019,716)	(52,050)	—	(2,071,766)
Total Other Investments	(472,342)	(12,100)	—	(484,442)
Total Investments	$56,130,842	$2,142,156,137	$8,132,997	$2,206,419,976

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2026:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$1,547,374
Derivatives not subject to master netting agreements	(1,547,374)
Total Derivative Assets subject to master netting agreements	$—

Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$(2,019,716)	$(2,019,716)
Unrealized depreciation on forward foreign currency contracts outstanding	(52,050)	—	(52,050)
Total Derivative Liabilities	(52,050)	(2,019,716)	(2,071,766)
Derivatives not subject to master netting agreements	—	2,019,716	2,019,716
Total Derivative Liabilities subject to master netting agreements	$(52,050)	$—	$(52,050)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2026.
	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
BNP Paribas S.A.	$(52,050)	$(52,050)	$—	$—	$(52,050)
Effect of Derivative Investments for the six months ended August 31, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$103,778	$-	$103,778
Futures contracts	-	(2,531,221)	(2,531,221)
31
Invesco Short Term Bond Fund

Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	$(17,144)	$-	$(17,144)
Futures contracts	-	(855,130)	(855,130)
Total	$86,634	$(3,386,351)	$(3,299,717)
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$3,609,183	$1,333,703,495

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of August 31, 2026. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.
Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
CoreWeave Compute Acquisition Co. VIII LLC	Delayed Draw Term Loan	$10,774,913	$(26,937)
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$73,445,369	$114,234,011	$187,679,380
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2026 was $1,221,472,603 and $1,185,902,719, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$5,707,249
Aggregate unrealized (depreciation) of investments	(31,325,841)
Net unrealized appreciation (depreciation) of investments	$(25,618,592)
Cost of investments for tax purposes is $2,232,038,568.
32
Invesco Short Term Bond Fund

NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold:
Class A	16,542,219	$133,543,013	42,829,601	$347,730,250
Class C	511,597	4,130,504	1,617,349	13,112,555
Class R	461,397	3,730,333	1,117,756	9,090,070
Class Y	8,340,340	67,332,333	13,782,683	112,043,613
Class R5	40,778	327,713	73,375	594,874
Class R6	6,308,047	51,003,968	17,144,468	139,304,053
Issued as reinvestment of dividends:
Class A	2,364,296	19,060,162	5,465,793	44,418,171
Class C	113,964	918,987	310,400	2,522,286
Class R	91,447	739,047	208,099	1,693,873
Class Y	430,600	3,473,325	1,088,906	8,849,812
Class R5	2,100	16,903	4,721	38,279
Class R6	1,115,786	9,006,188	2,433,293	19,789,080
Automatic conversion of Class C shares to Class A shares:
Class A	663,190	5,310,984	1,201,342	9,745,903
Class C	(663,173)	(5,310,984)	(1,201,260)	(9,745,903)
Reacquired:
Class A	(19,751,191)	(159,420,814)	(42,411,265)	(344,438,404)
Class C	(914,043)	(7,416,905)	(2,304,976)	(18,716,562)
Class R	(501,679)	(4,055,835)	(1,198,828)	(9,747,510)
Class Y	(7,364,536)	(59,467,371)	(17,632,747)	(143,138,258)
Class R5	(11,832)	(95,092)	(102,831)	(833,190)
Class R6	(7,672,407)	(62,020,746)	(12,596,549)	(102,347,967)
Net increase in share activity	106,900	$805,713	9,829,330	$79,965,025

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

33
Invesco Short Term Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Short Term Bond Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that
Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Government and Credit 1-3 Year Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods.  The Board recognized that the
34
Invesco Short Term Bond Fund

performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were below and the same as, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and the “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.   Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
35
Invesco Short Term Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
36
Invesco Short Term Bond Fund

SEC file number(s):
Invesco Distributors, Inc.
STB-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2026
Invesco SMA High Yield Bond Fund
Nasdaq:
SMHYX

2	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Approval of Investment Advisory and Sub-Advisory Contracts
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
August 31, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–92.86%
Advertising–0.48%
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/2031(b)	$25,000	$25,799
7.50%, 03/15/2033(b)	23,000	24,255
		50,054
Aerospace & Defense–1.98%
TransDigm, Inc.,
6.38%, 03/01/2029(b)	50,000	50,803
6.88%, 12/15/2030(b)	24,000	24,622
7.13%, 12/01/2031(b)	28,000	28,971
6.25%, 01/31/2034(b)	49,000	49,577
6.13%, 07/31/2034(b)	53,000	52,455
		206,428
Application Software–1.11%
Cloud Software Group LLC,
9.00%, 09/30/2029(b)	30,000	30,105
8.25%, 06/30/2032(b)	51,000	49,982
Dynatrace LLC, Conv., 0.00%, 09/01/2031(b)(c)	9,000	9,707
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045(b)	27,000	25,757
		115,551
Asset Management & Custody Banks–0.97%
Blue Owl Technology Finance Corp., 6.50%, 10/15/2029	29,000	28,763
FS KKR Capital Corp., 6.13%, 01/15/2030	22,000	21,584
Osaic Holdings, Inc., 6.75%, 08/01/2032(b)	51,000	51,342
		101,689
Automobile Manufacturers–1.25%
Allison Transmission, Inc.,
3.75%, 01/30/2031(b)	112,000	104,476
5.88%, 12/01/2033(b)	26,000	25,830
		130,306
Automotive Parts & Equipment–1.98%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)	105,000	105,548
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	49,000	50,402
Phinia, Inc., 6.63%, 10/15/2032(b)	50,000	50,850
		206,800
Automotive Retail–2.22%
Advance Auto Parts, Inc.,
7.00%, 08/01/2030(b)	24,000	24,553
7.38%, 08/01/2033(b)	50,000	51,278
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(d)	69,290	76,440
Lithia Motors, Inc.,
5.50%, 10/01/2030(b)	26,000	25,826
4.38%, 01/15/2031(b)	56,000	53,382
		231,479
Principal Amount		Value
Broadcasting–2.15%
Discovery Communications LLC, 6.35%, 06/01/2040	$34,000	$27,550
Gray Media, Inc., 9.63%, 07/15/2032(b)	15,000	15,409
Nexstar Media, Inc.,
6.50%, 09/15/2033(b)	26,000	26,131
7.25%, 04/15/2034(b)	26,000	26,354
Paramount Global,
4.95%, 01/15/2031	28,000	26,142
6.88%, 04/30/2036	28,000	26,044
4.38%, 03/15/2043	42,000	26,635
Univision Communications, Inc.,
8.50%, 07/31/2031(b)	30,000	30,256
9.38%, 08/01/2032(b)	20,000	20,423
		224,944
Cable & Satellite–4.80%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	33,000	32,428
4.75%, 03/01/2030(b)	53,000	50,292
4.50%, 08/15/2030(b)	28,000	26,079
7.38%, 03/01/2031(b)	22,000	22,294
4.75%, 02/01/2032(b)	69,000	61,872
4.50%, 05/01/2032	14,000	12,322
4.50%, 06/01/2033(b)	34,000	29,496
7.38%, 02/01/2036(b)	25,000	24,187
Directv Financing LLC, 8.88%, 02/01/2030(b)	25,000	25,607
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
10.00%, 02/15/2031(b)	49,000	51,882
9.25%, 06/01/2032(b)	24,000	25,068
EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(d)	77,000	78,247
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	10,000	10,408
Versant Media Group, Inc., 7.25%, 01/30/2031(b)	49,000	50,843
		501,025
Casinos & Gaming–2.78%
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(b)	100,000	97,165
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	192,828
		289,993
Commercial & Residential Mortgage Finance–2.16%
Nationstar Mortgage Holdings LLC,
6.50%, 08/01/2029(b)	49,000	48,633
7.13%, 02/01/2032(b)	50,000	49,500
Rocket Cos., Inc.,
6.13%, 08/01/2030(b)	52,000	52,721
6.13%, 08/01/2031(b)	15,000	15,199
6.38%, 08/01/2033(b)	9,000	9,127
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	51,000	50,733
		225,913
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Construction & Engineering–0.50%
AECOM, 6.00%, 08/01/2033(b)	$52,000	$51,854
Consumer Finance–3.70%
Bread Financial Holdings, Inc., 8.38%, 06/15/2035(b)(e)	25,000	26,105
EZCORP, Inc., 7.38%, 04/01/2032(b)	73,000	76,084
FirstCash, Inc.,
6.88%, 03/01/2032(b)	30,000	30,628
6.13%, 05/01/2034(b)	47,000	46,513
Navient Corp.,
4.88%, 03/15/2028	8,000	7,911
5.50%, 03/15/2029	24,000	23,480
9.38%, 07/25/2030	17,000	17,883
7.88%, 06/15/2032	57,000	55,414
OneMain Finance Corp.,
4.00%, 09/15/2030	34,000	31,407
7.13%, 11/15/2031	10,000	10,152
6.75%, 03/15/2032	25,000	25,077
7.13%, 09/15/2032	35,000	35,525
		386,179
Diversified Banks–0.51%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	52,000	53,454
Saks Global Enterprises LLC, 0.00%, 12/15/2029(c)(f)	31,290	0
		53,454
Diversified Capital Markets–0.09%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 10.00%, 11/15/2029(b)	10,000	9,703
Diversified Financial Services–2.87%
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	26,000	26,141
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	47,000	47,855
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	54,000	50,850
Phoenix Aviation Capital Ltd. (Ireland), 9.25%, 07/15/2030(b)	74,000	77,389
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	74,000	77,397
Wealthspire L.P., 9.00%, 09/15/2034(b)	20,000	20,297
		299,929
Diversified REITs–0.52%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	57,000	54,411
Diversified Support Services–0.10%
Neptune Bidco US, Inc., 9.50%, 02/15/2033(b)	10,000	10,280
Electric Utilities–1.71%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	50,000	49,277
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l., 8.75%, 05/01/2029(b)	28,000	25,576
NRG Energy, Inc., 5.75%, 07/15/2029(b)	104,000	103,878
		178,731
Principal Amount		Value
Electrical Components & Equipment–1.05%
EnerSys, 4.38%, 12/15/2027(b)	$32,000	$31,800
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030(b)	79,000	77,764
		109,564
Electronic Components–0.50%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	56,000	52,253
Electronic Manufacturing Services–0.75%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	77,000	78,623
Environmental & Facilities Services–0.50%
GFL Environmental Holdings (US), Inc.,
5.63%, 07/01/2031(b)	13,000	12,701
5.50%, 02/01/2034(b)	8,000	7,506
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	32,000	32,322
		52,529
Fertilizers & Agricultural Chemicals–0.99%
FMC Corp.,
8.00%, 06/01/2031(b)	84,000	87,181
5.65%, 05/18/2033	12,000	11,017
6.38%, 05/18/2053	7,000	5,544
		103,742
Food Distributors–0.51%
Core & Main L.P., 6.00%, 07/01/2034(b)	53,000	52,892
Gold–0.49%
Coeur Mining, Inc., 6.88%, 04/01/2032(b)	50,000	51,195
Health Care Facilities–0.98%
Tenet Healthcare Corp.,
6.75%, 05/15/2031	49,000	50,066
5.50%, 11/15/2032(b)	53,000	52,330
		102,396
Health Care REITs–0.61%
Diversified Healthcare Trust, 4.38%, 03/01/2031	59,000	53,942
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	10,000	10,146
		64,088
Health Care Services–1.00%
CHS/Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	33,000	30,831
4.75%, 02/15/2031(b)	23,000	20,968
DaVita, Inc.,
6.88%, 09/01/2032(b)	26,000	26,645
6.75%, 07/15/2033(b)	25,000	25,598
		104,042
Home Furnishings–0.49%
Wayfair LLC, 7.75%, 09/15/2030(b)	49,000	51,634
Hotels, Resorts & Cruise Lines–1.00%
Carnival Corp. Ltd., 6.13%, 02/15/2033(b)	50,000	50,150
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Hotels, Resorts & Cruise Lines–(continued)
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)	$54,000	$53,751
		103,901
Household Appliances–0.50%
Whirlpool Corp., 7.50%, 07/01/2031(b)	52,000	52,196
Housewares & Specialties–0.51%
Newell Brands, Inc., 6.63%, 05/15/2032	52,000	53,228
Independent Power Producers & Energy Traders–0.99%
VoltaGrid LLC, 7.38%, 11/01/2030(b)	103,000	103,695
Industrial Machinery & Supplies & Components–1.40%
Enpro, Inc., 6.13%, 06/01/2033(b)	104,000	104,708
ESAB Corp., 5.63%, 04/01/2031(b)	42,000	41,726
		146,434
Insurance Brokers–0.25%
Alliant Holdings Intermediate LLC, 6.50%, 10/01/2031(b)	26,000	26,155
Integrated Oil & Gas–1.24%
Par Petroleum LLC, 7.38%, 06/01/2034(b)	74,000	76,820
Petroleos Mexicanos (Mexico),
5.95%, 01/28/2031	29,000	28,681
6.63%, 06/15/2035	25,000	23,899
		129,400
Integrated Telecommunication Services–1.69%
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	25,000	26,384
Level 3 Financing, Inc.,
7.00%, 03/31/2034(b)	24,833	25,418
8.50%, 01/15/2036(b)	71,000	74,303
Uniti Services LLC, 7.50%, 10/15/2033(b)	49,000	50,621
		176,726
Interactive Media & Services–0.50%
Match Group Holdings II LLC, 4.13%, 08/01/2030(b)	55,000	51,812
Internet Services & Infrastructure–0.79%
Cloudflare, Inc., Conv., 0.00%, 08/15/2031(b)(c)	5,000	4,935
CoreWeave, Inc.,
9.25%, 06/01/2030(b)	72,000	66,925
9.00%, 02/01/2031(b)	8,000	7,186
WhiteFiber, Inc., Conv., 5.00%, 09/01/2032(b)	3,000	2,957
		82,003
Leisure Facilities–0.76%
Gaia Purchaser, Inc., 7.63%, 07/15/2033(b)	52,000	53,124
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/2032(b)	26,000	26,370
		79,494
Managed Health Care–0.68%
Centene Corp., 2.50%, 03/01/2031	63,000	55,037
Principal Amount		Value
Managed Health Care–(continued)
Molina Healthcare, Inc., 6.25%, 01/15/2033(b)	$16,000	$15,925
		70,962
Marine Transportation–1.51%
Carrix, Inc., 6.13%, 08/01/2033(b)	157,000	157,258
Metal, Glass & Plastic Containers–1.49%
Ball Corp., 2.88%, 08/15/2030	57,000	51,971
Crown Americas LLC, 5.25%, 04/01/2030	52,000	51,887
OI European Group B.V., 4.75%, 02/15/2030(b)	29,000	26,291
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	27,000	25,077
		155,226
Mortgage REITs–0.23%
Rithm Capital Corp., 8.50%, 06/01/2031(b)	24,000	24,278
Movies & Entertainment–1.08%
Discovery Global Holdings, Inc.,
4.28%, 03/15/2032	14,000	12,818
5.05%, 03/15/2042	38,000	27,724
5.14%, 03/15/2052	15,000	10,125
Liberty Media Corp.-Liberty Formula One, Conv., 2.38%, 08/15/2032(b)	6,000	5,973
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	58,000	55,897
		112,537
Multi-line Insurance–0.26%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 02/15/2029(b)	30,000	27,465
Office REITs–0.50%
Brandywine Operating Partnership L.P., 6.13%, 01/15/2031	54,000	52,471
Oil & Gas Drilling–2.92%
Seadrill Finance Ltd. (Norway), 6.75%, 07/15/2034(b)	200,000	196,152
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	51,000	53,171
Transocean International Ltd., 7.88%, 10/15/2032(b)	53,000	55,678
		305,001
Oil & Gas Equipment & Services–1.00%
Bristow Group, Inc., 6.75%, 02/01/2033(b)	52,000	52,402
Solaris Energy Infrastructure LLC, 6.38%, 05/15/2031(b)	52,000	51,645
		104,047
Oil & Gas Exploration & Production–1.73%
Caturus Energy LLC,
8.50%, 02/15/2030(b)	48,000	50,116
7.13%, 05/15/2031(b)	27,000	27,069
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	53,000	52,590
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Northern Oil and Gas, Inc.,
7.88%, 10/15/2033(b)	$42,000	$43,228
7.50%, 09/01/2034(b)	8,000	8,067
		181,070
Oil & Gas Refining & Marketing–3.95%
CVR Energy, Inc.,
5.75%, 02/15/2028(b)	51,000	51,075
7.50%, 02/15/2031(b)	48,000	49,476
7.88%, 02/15/2034(b)	52,000	53,985
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/01/2034(b)	52,000	53,495
Sunoco L.P.,
5.63%, 03/15/2031(b)	98,000	97,380
6.63%, 08/15/2032(b)	2,000	2,034
6.25%, 07/01/2033(b)	41,000	41,237
5.88%, 03/15/2034(b)	39,000	38,454
7.88%(b)(e)(g)	25,000	25,793
		412,929
Oil & Gas Storage & Transportation–6.83%
Energy Transfer L.P., 7.13%, 10/01/2054(e)	50,000	51,345
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	51,000	53,708
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	33,000	34,269
8.00%, 05/15/2033	15,000	15,743
6.75%, 03/15/2034	29,000	29,207
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	55,000	56,583
Harvest Midstream I L.P., 6.75%, 05/15/2034(b)	52,000	52,786
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	51,000	52,010
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	51,000	52,926
Venture Global LNG, Inc.,
7.00%, 01/15/2030(b)	76,000	78,246
9.88%, 02/01/2032(b)	8,000	8,531
6.38%, 12/15/2034(b)	45,000	44,677
9.00%(b)(e)(g)	75,500	76,569
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030(b)	29,000	29,620
6.50%, 01/15/2034(b)	19,000	19,657
6.75%, 01/15/2036(b)	55,000	57,924
		713,801
Other Specialized REITs–0.97%
Iron Mountain, Inc.,
4.50%, 02/15/2031(b)	56,000	53,313
6.25%, 01/15/2035(b)	48,000	47,528
		100,841
Other Specialty Retail–1.97%
Bath & Body Works, Inc.,
6.95%, 03/01/2033	26,000	26,429
6.88%, 11/01/2035	36,000	36,757
6.75%, 07/01/2036	25,000	24,919
7.60%, 07/15/2037	16,000	15,951
Principal Amount		Value
Other Specialty Retail–(continued)
Michaels Cos., Inc. (The), 8.50%, 03/15/2033(b)	$77,000	$76,279
Petco Health & Wellness Co., Inc., 8.25%, 02/01/2031(b)	25,000	25,415
		205,750
Packaged Foods & Meats–0.24%
Fiesta Purchaser, Inc., 7.88%, 03/01/2031(b)	25,000	25,323
Paper & Plastic Packaging Products & Materials–0.49%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(b)	52,000	50,814
Paper Products–0.25%
Magnera Corp., 7.25%, 11/15/2031(b)	27,000	26,565
Passenger Airlines–3.22%
American Airlines Pass-Through Trust, Series B, 5.75%, 05/10/2035	24,000	23,573
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	185,167	185,139
United Airlines Holdings, Inc., 5.38%, 03/01/2031	129,000	127,924
		336,636
Pharmaceuticals–1.45%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	38,000	39,583
Endo Finance Holdings L.P., 8.50%, 04/15/2031(b)	49,000	51,678
Gainwell Acquisition Corp., 9.00%, 09/01/2031(b)	10,000	10,423
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 4.10%, 10/01/2046	68,000	50,158
		151,842
Property & Casualty Insurance–0.99%
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032(b)	26,000	25,887
8.38%, 02/01/2034(b)	86,000	77,674
		103,561
Real Estate Development–0.97%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	49,000	51,362
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	48,000	50,022
		101,384
Regional Banks–0.25%
Veritiv Operating Co., 10.50%, 11/30/2030(b)	25,000	26,141
Research & Consulting Services–0.28%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	31,000	29,192
Restaurants–0.76%
New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	84,000	79,362
Retail REITs–0.22%
Federal Realty OP L.P., Conv., 3.50%, 08/15/2031(b)	4,000	4,018
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Retail REITs–(continued)
MACERICH PARTNERSHIP L.P. (The), Conv., 2.25%, 08/15/2031(b)	$9,000	$8,999
Realty Income Corp., Conv., 3.75%, 08/15/2031(b)	10,000	10,005
		23,022
Security & Alarm Services–0.49%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	50,000	50,775
Specialized Consumer Services–0.51%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	55,000	52,729
Specialized Finance–1.73%
HA Sustainable Infrastructure Capital, Inc.,
8.00%, 06/01/2056(e)	51,000	53,739
7.13%, 11/15/2056(e)	25,000	25,215
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	97,000	101,559
		180,513
Specialty Chemicals–0.34%
Celanese US Holdings LLC, 7.70%, 11/15/2033	33,000	35,256
Steel–0.73%
Cleveland-Cliffs, Inc., 7.50%, 09/15/2031(b)	74,000	76,123
Systems Software–0.98%
Oak-Eagle AcquireCo, Inc.,
7.25%, 07/01/2033(b)	24,000	24,976
8.75%, 07/01/2034(b)	73,000	77,522
		102,498
Tires & Rubber–0.50%
Goodyear Tire & Rubber Co. (The), 5.25%, 07/15/2031	59,000	52,558
Trading Companies & Distributors–0.50%
FTAI Aviation Investors LLC, 5.88%, 04/15/2033(b)	53,000	52,279
Water Utilities–0.25%
S&S Holdings LLC, 8.38%, 10/01/2031(b)	27,000	25,764
	Principal Amount		Value
Wireless Telecommunication Services–3.21%
APLD ComputeCo 3 LLC, 7.00%, 06/15/2031(b)		$27,000	$26,029
ELK Grove Village Property LLC, 7.50%, 06/15/2031(b)		13,000	12,527
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)		53,000	50,421
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)		108,000	100,179
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(e)		117,000	107,589
Zenith Arc LLC, 8.88%, 08/31/2031(b)		40,000	38,629
			335,374
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,665,445)			9,698,072
	Shares
Exchange-Traded Funds–2.68%
Invesco Short Duration High Yield ETF (Cost $281,188)(h)		11,050	279,952
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–1.07%
Wireless Telecommunication Services–1.07%
VMED O2 UK Financing I PLC (United Kingdom), 4.50%, 07/15/2031(b) (Cost $113,418)	GBP	100,000	111,358

Asset-Backed Securities–0.24%
Arby’s Funding LLC, Series 2026-1A, Class A2, 6.37%, 10/30/2056 (Cost $25,000)(b)		$25,000	25,047
	Shares
Money Market Funds–1.71%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(h)(i)		62,648	62,648
Invesco Treasury Portfolio, Institutional Class, 3.66%(h)(i)		116,302	116,302
Total Money Market Funds (Cost $178,950)			178,950
TOTAL INVESTMENTS IN SECURITIES–98.56% (Cost $10,264,001)			10,293,379
OTHER ASSETS LESS LIABILITIES—1.44%			150,462
NET ASSETS–100.00%			$10,443,841
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
GBP	– British Pound Sterling
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco SMA High Yield Bond Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $8,181,299, which represented 78.34% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	Perpetual bond with no specified maturity date.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2026	Dividend Income
Invesco Short Duration High Yield ETF	$-	$281,188	$-	$(1,236)	$-	$279,952	$3,774
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	38,360	1,098,291	(1,074,003)	-	-	62,648	1,584
Invesco Treasury Portfolio, Institutional Class	71,134	2,039,683	(1,994,515)	-	-	116,302	2,926
Total	$109,494	$3,419,162	$(3,068,518)	$(1,236)	$-	$458,902	$8,284

(i)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/28/2026	Goldman Sachs International	GBP	49,000	USD	65,530	$(872)

Abbreviations:
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco SMA High Yield Bond Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $9,803,863)	$9,834,477
Investments in affiliates, at value (Cost $460,138)	458,902
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	22,864
Cash	267
Foreign currencies, at value (Cost $7,256)	7,394
Receivable for:
Investments sold	51,876
Fund expenses absorbed	31,922
Dividends	913
Interest	168,981
Investment for trustee deferred compensation and retirement plans	17,228
Other assets	14,138
Total assets	10,608,962
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	872
Payable for:
Investments purchased	41,441
Dividends	58,272
Fund shares reacquired	862
Accrued fees to affiliates	409
Accrued trustees’ and officers’ fees and benefits	4,137
Accrued other operating expenses	41,900
Trustee deferred compensation and retirement plans	17,228
Total liabilities	165,121
Net assets applicable to shares outstanding	$10,443,841
Net assets consist of:
Shares of beneficial interest	$10,412,900
Distributable earnings	30,941
$10,443,841
Shares outstanding, no par value, with an unlimited number of shares authorized:
Shares outstanding	1,040,517
Net asset value and offering price per share	$10.04
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco SMA High Yield Bond Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)
Investment income:
Interest	$336,125
Dividends from affiliates	8,284
Total investment income	344,409
Expenses:
Administrative services fees	756
Custodian fees	862
Transfer agent fees	1,612
Trustees’ and officers’ fees and benefits	11,194
Registration and filing fees	10,711
Reports to shareholders	3,360
Professional services fees	40,757
Other	1,144
Total expenses	70,396
Less: Fees waived and/or expenses reimbursed	(70,396)
Net expenses	—
Net investment income	344,409
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	16,514
Foreign currencies	(10,060)
Forward foreign currency contracts	11,376
Futures contracts	676
18,506
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(166,496)
Affiliated investment securities	(1,236)
Foreign currencies	989
Forward foreign currency contracts	1,119
Futures contracts	2,507
(163,117)
Net realized and unrealized gain (loss)	(144,611)
Net increase in net assets resulting from operations	$199,798
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco SMA High Yield Bond Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)
	August 31, 2026	February 28, 2026
Operations:
Net investment income	$344,409	$688,713
Net realized gain	18,506	28,758
Change in net unrealized appreciation (depreciation)	(163,117)	(5,877)
Net increase in net assets resulting from operations	199,798	711,594
Distributions to shareholders from distributable earnings	(349,231)	(760,059)
Net increase in net assets resulting from share transactions	27,082	24,906
Net increase (decrease) in net assets	(122,351)	(23,559)
Net assets:
Beginning of period	10,566,192	10,589,751
End of period	$10,443,841	$10,566,192
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco SMA High Yield Bond Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Six Months Ended August 31, 2026	Year Ended February 28,		Period Ended February 29, 2024(a)
			2026		2025
Net asset value, beginning of period	$10.18	$10.23	$10.22	$10.00
Net investment income(b)	0.33	0.66	0.73	0.77
Net gains (losses) on securities (both realized and unrealized)	(0.13)	0.03	0.14	0.24
Total from investment operations	0.20	0.69	0.87	1.01
Less:
Dividends from net investment income	(0.34)	(0.70)	(0.74)	(0.78)
Distributions from net realized gains	—	(0.04)	(0.12)	(0.01)
Total distributions	(0.34)	(0.74)	(0.86)	(0.79)
Net asset value, end of period	$10.04	$10.18	$10.23	$10.22
Total return(c)	1.97%	6.93%	8.85%	10.35%
Net assets, end of period (000’s omitted)	$10,444	$10,566	$10,590	$10,220
Portfolio turnover rate(d)	72%	121%	126%	123%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	0.00%(e)	0.00%	0.00%	0.01%(e)
Without fee waivers and/or expense reimbursements	1.33%(e)	1.47%	1.51%	2.65%(e)
Ratio of net investment income to average net assets	6.52%(e)	6.54%	7.05%	7.55%(e)

(a)	Commencement date of March 1, 2023.
(b)	Calculated using average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco SMA High Yield Bond Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco SMA High Yield Bond Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund will be voted on exclusively by the shareholders of the Fund.
The Fund’s investment objective is total return through growth of capital and current income.
Shares of the Fund may be purchased and held by or on behalf of wrap fee, separately managed and other discretionary accounts ("SMAs") for which Invesco Advisers, Inc (the "Adviser" or "Invesco") or its affiliates have an agreement with a program sponsor or directly with the client, to provide management or advisory services to the account.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s most recently reported net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
12
Invesco SMA High Yield Bond Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
13
Invesco SMA High Yield Bond Fund

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
J.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
14
Invesco SMA High Yield Bond Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee.  However, Invesco will be compensated directly or indirectly by clients or account program sponsors for managed account advisory services, including with respect to assets that may be invested in the Fund.
The Adviser has entered into a master sub-advisory agreement with each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers"). Because the Adviser does not receive a fee from the Fund for providing investment advisory services pursuant to its investment advisory agreement with the Trust, the Affiliated Sub-Advisers will not receive compensation for providing investment management services to the Fund.
Invesco has contractually agreed to reimburse expenses necessary to limit total fund operating expenses after expense reimbursement (excluding (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) to 0.00% of the Fund’s average daily net assets (the “expense limit”). This expense reimbursement agreement will continue in effect for so long as Invesco serves as adviser to the Fund. The expense reimbursement agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
For the six months ended August 31, 2026, the Adviser reimbursed expenses of $70,396.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$9,698,072	$0	$9,698,072
Exchange-Traded Funds	279,952	—	—	279,952
Non-U.S. Dollar Denominated Bonds & Notes	—	111,358	—	111,358
Asset-Backed Securities	—	25,047	—	25,047
Money Market Funds	178,950	—	—	178,950
Total Investments in Securities	458,902	9,834,477	0	10,293,379
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(872)	—	(872)
Total Investments	$458,902	$9,833,605	$0	$10,292,507

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
15
Invesco SMA High Yield Bond Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2026:
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(872)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(872)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2026.
	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Goldman Sachs International	$(872)	$(872)	$—	$—	$(872)
Effect of Derivative Investments for the six months ended August 31, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain:
Forward foreign currency contracts	$11,376	$-	$11,376
Futures contracts	-	676	676
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	1,119	-	1,119
Futures contracts	-	2,507	2,507
Total	$12,495	$3,183	$15,678
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$233,784	$464,431

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of February 28, 2026.
16
Invesco SMA High Yield Bond Fund

NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2026 was $7,440,950 and $7,213,384, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$110,419
Aggregate unrealized (depreciation) of investments	(95,161)
Net unrealized appreciation of investments	$15,258
Cost of investments for tax purposes is $10,277,249.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold	13,191	$133,050	34,769	$353,750
Reacquired	(10,524)	(105,968)	(32,091)	(328,844)
Net increase in share activity	2,667	$27,082	2,678	$24,906

(a)	96% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
17
Invesco SMA High Yield Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Trust (Invesco Investment Securities Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco SMA High Yield Bond Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered that the Fund is only offered and sold to wrap fee, separately managed and other discretionary investment account (collectively, “SMA”) clients where Invesco Advisers (or one of its affiliates) has an agreement with the program sponsor or directly with the client to provide investment management services to the SMA.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board noted that the Fund had recently commenced operations in February 2023 and that therefore performance information for the Fund was limited.  The Board compared the Fund’s investment performance for the one year period ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index (Index). The Board noted that performance
18
Invesco SMA High Yield Bond Fund

of Fund was in the third quintile of its performance universe for the one year period.  The Board noted that performance of the Fund was reasonably comparable to the performance of the Index for the one year period.  The Board also considered information provided by Invesco Advisers regarding the role that the Fund plays in SMAs managed by Invesco Advisers or an affiliate.  The Board acknowledged that, because the Fund is designed to meet the specialized investment objectives of SMA clients by providing access to the relevant fixed-income market segment, certain principal investment strategies of the Fund are different from other Invesco Funds investing in high yield bond markets. The Board also considered recent changes to the Fund’s portfolio management team and the addition of a new portfolio manager. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement. The Board considered that the Fund is available for investment only by investors as a part of an SMA arrangement managed by Invesco Advisers or an affiliate, and that because Invesco Advisers (or one of its affiliates) receives fees from SMA clients invested in the Fund at the SMA level, the Fund is not charged an advisory fee by Invesco Advisers to avoid duplication of fees at the Fund and SMA level.
The Board considered that Invesco Advisers contractually agreed to an expense limit for the Fund so that the Fund’s total expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund incurs but does not actually pay because of an expense offset arrangement and (vi) acquired fund fees and expenses, in each case if applicable) are equal to 0.0% of average daily net assets.  The Board noted that such expense limit was permanent and had no expiration date.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation will be payable to any Affiliated Sub-Advisers for their services to the Fund.
D.
Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, but that Invesco Advisers does receive fees that are charged at the SMA level.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers and Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.  The Board also noted that the Fund benefits from economies of scale through Invesco Advisers’ commitment to waive fees or reimburse expenses so that the Fund’s total expenses (other than the excluded items referred to above) are equal to 0.0% of average daily net assets.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers and its affiliates do not make a profit from managing the Fund because no advisory fee is charged to the Fund and other fees payable to Invesco Advisers or its affiliates by the Fund are either waived or reimbursed to the Fund, although Invesco Advisers does receive fees at the SMA level.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates from the relationship with the Fund, including the revenue Invesco Advisers (or its affiliates) receives from SMA clients invested in the Fund at the SMA level and the potential growth of Invesco Advisers’ and its affiliates’ SMA business because the Fund may enhance their ability to personalize the SMA client experience and provide investment exposure ordinarily unavailable in SMAs.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers, and that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.
19
Invesco SMA High Yield Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
20
Invesco SMA High Yield Bond Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
SMAHYB-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2026
Invesco U.S. Government Money Portfolio
Nasdaq:
Invesco Cash Reserve: GMQXX ■ C: GMCXX ■ R: GMLXX ■ Y: OMBXX ■ R6: GMRXX

2	Schedule of Investments
6	Financial Statements
9	Financial Highlights
10	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-48.70%
U.S. Treasury Bills-45.32%(a)
U.S. Treasury Bills	3.72%	09/10/2026	$25,000	$24,976,875
U.S. Treasury Bills	3.66%	09/17/2026	22,000	21,964,409
U.S. Treasury Bills	3.73%	09/24/2026	12,000	11,971,672
U.S. Treasury Bills	3.70%	09/29/2026	10,000	9,971,417
U.S. Treasury Bills	3.67%-3.78%	10/01/2026	26,000	25,919,196
U.S. Treasury Bills	3.69%-3.71%	10/13/2026	42,000	41,820,415
U.S. Treasury Bills	3.80%	10/15/2026	22,000	21,898,898
U.S. Treasury Bills	3.68%	10/20/2026	20,000	19,900,503
U.S. Treasury Bills	3.77%	10/22/2026	22,000	21,883,748
U.S. Treasury Bills	3.82%	10/27/2026	9,000	8,947,220
U.S. Treasury Bills	3.85%	10/29/2026	25,000	24,846,340
U.S. Treasury Bills	3.84%	11/03/2026	15,000	14,900,578
U.S. Treasury Bills	3.79%	11/05/2026	10,000	9,932,292
U.S. Treasury Bills	3.84%	11/10/2026	20,000	19,852,611
U.S. Treasury Bills	3.77%	11/12/2026	10,000	9,925,300
U.S. Treasury Bills	3.79%	11/17/2026	22,000	21,823,777
U.S. Treasury Bills	3.89%-3.91%	11/24/2026	15,000	14,865,157
U.S. Treasury Bills	3.75%	11/27/2026	10,000	9,910,221
U.S. Treasury Bills	3.93%	12/01/2026	10,000	9,902,049
U.S. Treasury Bills	3.83%	12/08/2026	13,000	12,866,053
U.S. Treasury Bills	3.80%	12/15/2026	12,000	11,868,575
U.S. Treasury Bills	3.75%	12/17/2026	6,000	5,934,373
U.S. Treasury Bills	3.80%	12/22/2026	11,000	10,871,667
U.S. Treasury Bills	3.75%	12/29/2026	15,000	14,814,062
U.S. Treasury Bills	3.91%	01/21/2027	11,000	10,833,604
U.S. Treasury Bills	4.03%	01/28/2027	10,000	9,836,721
U.S. Treasury Bills	3.93%	02/04/2027	10,000	9,832,950
U.S. Treasury Bills	3.91%	02/11/2027	10,000	9,826,586
U.S. Treasury Bills	3.56%	02/18/2027	12,000	11,804,984
U.S. Treasury Bills	3.86%	02/25/2027	10,000	9,813,658
U.S. Treasury Bills	3.63%	03/18/2027	12,000	11,769,000
U.S. Treasury Bills	3.79%-3.80%	05/13/2027	14,000	13,638,967
U.S. Treasury Bills	4.11%	07/08/2027	6,000	5,795,658
				494,719,536
U.S. Treasury Floating Rate Notes-0.46%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	3.97%	04/30/2027	5,000	5,000,793
U.S. Treasury Notes-2.92%
U.S. Treasury Notes	4.63%	11/15/2026	6,000	6,011,818
U.S. Treasury Notes	4.00%	01/15/2027	12,000	12,019,863
U.S. Treasury Notes	0.50%	06/30/2027	7,000	6,804,536
U.S. Treasury Notes	3.75%	06/30/2027	7,000	6,985,621
				31,821,838
Total U.S. Treasury Securities (Cost $531,542,167)				531,542,167
U.S. Government Sponsored Agency Securities-15.94%
Federal Farm Credit Bank (FFCB)-14.38%
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.79%	09/09/2026	3,500	3,500,000
Federal Farm Credit Bank (1 mo. EFFR + 0.05%)(b)	3.68%	09/17/2026	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	3.78%	10/06/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.79%	10/15/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.79%	11/23/2026	2,000	2,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.79%	12/02/2026	$7,000	$7,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.79%	12/09/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.79%	12/30/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	3.78%	01/27/2027	3,500	3,500,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	3.78%	02/03/2027	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	3.77%	02/10/2027	7,000	7,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	3.73%	03/11/2027	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	3.72%	03/24/2027	9,000	9,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	3.72%	03/26/2027	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	3.73%	04/09/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	3.76%	05/13/2027	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	3.76%	05/14/2027	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	3.75%	05/27/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	3.76%	07/21/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	3.78%	09/02/2027	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	3.78%	09/10/2027	3,500	3,500,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	3.78%	09/22/2027	3,500	3,500,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.79%	10/01/2027	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	3.78%	10/22/2027	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	3.78%	11/03/2027	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	3.75%	12/01/2027	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	3.74%	02/17/2028	12,000	12,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	3.74%	03/16/2028	7,000	7,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	3.74%	04/10/2028	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	3.74%	06/02/2028	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	3.78%	07/07/2028	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	3.77%	08/25/2028	4,000	4,000,000
				157,000,000
Federal Home Loan Bank (FHLB)-1.56%
Federal Home Loan Bank (SOFR + 0.14%)(b)	3.79%	09/24/2026	5,000	5,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	3.76%	07/16/2027	5,000	5,000,000
Federal Home Loan Bank (SOFR + 0.09%)(b)	3.74%	03/10/2028	7,000	7,000,000
				17,000,000
Total U.S. Government Sponsored Agency Securities (Cost $174,000,000)				174,000,000
U.S. Government Sponsored Agency Mortgage-Backed Securities-4.67%
Federal Home Loan Mortgage Corp. (FHLMC)-1.19%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	3.79%	09/04/2026	6,000	6,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	3.79%	10/29/2026	4,000	4,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	3.79%	10/14/2027	3,000	3,000,000
				13,000,000
Federal National Mortgage Association (FNMA)-3.48%
Federal National Mortgage Association (SOFR + 0.14%)(b)	3.79%	09/11/2026	3,500	3,500,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	3.79%	10/23/2026	5,000	5,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	3.79%	12/11/2026	3,000	3,000,000
Federal National Mortgage Association (SOFR + 0.26%)(b)	3.91%	11/05/2027	5,500	5,508,796
Federal National Mortgage Association (SOFR + 0.09%)(b)	3.74%	04/06/2028	6,000	6,000,000
Federal National Mortgage Association (SOFR + 0.09%)(b)	3.74%	05/08/2028	8,000	8,000,000
Federal National Mortgage Association (SOFR + 0.09%)(b)	3.74%	06/08/2028	7,000	7,000,000
				38,008,796
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $51,008,796)				51,008,796
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.31% (Cost $756,550,963)				756,550,963
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-31.82%(c)
Bank of Montreal, joint term agreement dated 08/19/2026, aggregate maturing value of $1,003,373,333 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.50% - 6.50%; 09/25/2031 - 09/01/2056)(d)	3.68%	09/21/2026	$10,033,733	$10,000,000
Bank of Montreal, joint term agreement dated 08/28/2026, aggregate maturing value of $750,538,125 (collateralized by agency mortgage-backed securities valued at $765,000,000; 2.50% - 7.24%; 01/01/2030 - 06/20/2072)	3.69%	09/04/2026	5,003,588	5,000,000
Bank of Montreal, joint term agreement dated 08/28/2026, aggregate maturing value of $751,073,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,036; 1.25% - 4.63%; 12/15/2028 - 11/20/2055)(d)	3.68%	09/11/2026	5,007,156	5,000,000
Bank of Montreal, joint term agreement dated 08/31/2026, aggregate maturing value of $1,053,766,875 (collateralized by agency mortgage-backed securities valued at $1,071,000,001; 1.25% - 5.50%; 07/16/2029 - 05/20/2073)(d)	3.69%	10/05/2026	10,035,875	10,000,000
BMO Capital Markets Corp., joint term agreement dated 08/31/2026, aggregate maturing value of $2,007,175,000 (collateralized by agency mortgage-backed securities valued at $2,040,000,005; 0.01% - 7.00%; 09/25/2026 - 04/20/2076)(d)	3.69%	10/05/2026	35,125,563	35,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/15/2026, aggregate maturing value of $3,329,128,889 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,264,011,086; 0.00% - 8.00%; 09/25/2026 - 06/15/2068)(d)	3.98%	07/15/2027	26,008,819	25,000,000
BofA Securities, Inc., joint term agreement dated 07/16/2026, aggregate maturing value of $1,297,400,694 (collateralized by agency mortgage-backed securities valued at $1,275,000,010; 1.50% - 7.00%; 05/15/2027 - 10/20/2075)(d)	3.98%	06/24/2027	10,379,206	10,000,000
BofA Securities, Inc., joint term agreement dated 07/23/2026, aggregate maturing value of $3,649,551,111 (collateralized by U.S. Treasury obligations valued at $3,570,000,387; 0.13% - 5.00%; 11/30/2026 - 11/15/2055)(d)	4.18%	07/26/2027	20,854,578	20,000,000
BofA Securities, Inc., joint term agreement dated 08/19/2026, aggregate maturing value of $2,081,293,333 (collateralized by agency mortgage-backed securities valued at $2,040,000,008; 1.75% - 5.75%; 06/25/2027 - 05/20/2076)(d)	4.02%	08/19/2027	15,609,700	15,000,000
Citigroup Global Markets, Inc., joint term agreement dated 08/05/2026, aggregate maturing value of $521,045,000 (collateralized by agency mortgage-backed securities valued at $510,000,006; 1.00% - 7.59%; 09/25/2031 - 03/16/2067)	4.14%	08/06/2027	11,462,990	11,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/19/2026, aggregate maturing value of $502,135,000 (collateralized by U.S. Treasury obligations valued at $510,000,049; 0.00% - 4.63%; 10/15/2026 - 02/15/2055)(d)	3.66%	09/30/2026	3,012,810	3,000,000
RBC Dominion Securities Inc., joint term agreement dated 07/30/2026, aggregate maturing value of $2,617,081,698 (collateralized by U.S. Treasury obligations valued at $2,575,824,102; 0.00% - 5.00%; 09/08/2026 - 05/15/2056)(d)	4.04%	07/23/2027	22,883,862	22,000,000
Royal Bank of Canada, joint term agreement dated 04/14/2026, aggregate maturing value of $627,383,151 (collateralized by U.S. Treasury obligations valued at $625,800,204; 3.38% - 4.25%; 06/30/2027 - 02/15/2053)(d)	3.71%	04/09/2027	20,739,939	20,000,000
Royal Bank of Canada, joint term agreement dated 09/29/2025, aggregate maturing value of $2,075,086,640 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,116,588,474; 0.00% - 7.00%; 04/15/2027 - 01/07/2062)(d)	3.69%	09/01/2026	11,378,840	11,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2026, aggregate maturing value of $4,000,408,889 (collateralized by agency mortgage-backed securities valued at $4,090,844,766; 2.00% - 5.50%; 02/20/2046 - 12/20/2055)	3.68%	09/01/2026	20,370,733	20,368,651
TD Securities (USA) LLC, joint agreement dated 08/31/2026, aggregate maturing value of $750,076,667 (collateralized by agency mortgage-backed securities valued at $765,000,001; 4.00% - 7.50%; 09/20/2051 - 01/16/2067)	3.68%	09/01/2026	110,011,244	110,000,000
Wells Fargo Securities, LLC, joint term agreement dated 08/06/2026, aggregate maturing value of $734,688,019 (collateralized by agency mortgage-backed securities valued at $744,600,002; 1.50% - 7.00%; 03/01/2027 - 08/01/2056)	3.79%	10/06/2026	15,096,329	15,000,000
Total Repurchase Agreements (Cost $347,368,651)				347,368,651
TOTAL INVESTMENTS IN SECURITIES(e)-101.13% (Cost $1,103,919,614)				1,103,919,614
OTHER ASSETS LESS LIABILITIES-(1.13)%				(12,312,702)
NET ASSETS-100.00%				$1,091,606,912
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco U.S. Government Money Portfolio

Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2026.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco U.S. Government Money Portfolio

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value and cost	$756,550,963
Repurchase agreements, at value and cost	347,368,651
Receivable for:
Fund shares sold	1,318,039
Interest	2,650,993
Investment for trustee deferred compensation and retirement plans	102,285
Total assets	1,107,990,931
Liabilities:
Payable for:
Investments purchased	14,814,063
Fund shares reacquired	862,811
Dividends	53,918
Accrued fees to affiliates	422,370
Accrued trustees’ and officers’ fees and benefits	7,577
Accrued operating expenses	76,885
Trustee deferred compensation and retirement plans	146,395
Total liabilities	16,384,019
Net assets applicable to shares outstanding	$1,091,606,912
Net assets consist of:
Shares of beneficial interest	$1,091,794,707
Distributable earnings (loss)	(187,795)
$1,091,606,912
Net Assets:
Invesco Cash Reserve	$47,744,318
Class C	$6,867,758
Class R	$11,941,883
Class Y	$1,021,534,106
Class R6	$3,518,847
Shares outstanding, no par value, unlimited number of shares authorized:
Invesco Cash Reserve	47,745,058
Class C	6,867,832
Class R	11,942,105
Class Y	1,021,548,691
Class R6	3,518,846
Net asset value, offering and redemption price per share for each class	$1.00
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco U.S. Government Money Portfolio

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)
Investment income:
Interest	$20,914,717
Expenses:
Advisory fees	761,302
Administrative services fees	329,412
Custodian fees	11,269
Distribution fees:
Invesco Cash Reserve	36,037
Class C	35,215
Class R	32,538
Transfer agent fees - Invesco Cash Reserve, C, R and Y	1,061,511
Transfer agent fees - R6	571
Trustees’ and officers’ fees and benefits	14,914
Registration and filing fees	45,849
Reports to shareholders	54,887
Professional services fees	23,547
Other	10,511
Total expenses	2,417,563
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(65,695)
Net expenses	2,351,868
Net investment income	18,562,849
Net realized gain from unaffiliated investment securities	11,992
Net increase in net assets resulting from operations	$18,574,841
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco U.S. Government Money Portfolio

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)
	August 31, 2026	February 28, 2026
Operations:
Net investment income	$18,562,849	$42,143,813
Net realized gain	11,992	44,741
Net increase in net assets resulting from operations	18,574,841	42,188,554
Distributions to shareholders from distributable earnings:
Invesco Cash Reserve	(765,996)	(1,713,318)
Class C	(82,343)	(182,651)
Class R	(184,634)	(421,234)
Class Y	(17,463,734)	(39,754,455)
Class R6	(66,142)	(72,155)
Total distributions from distributable earnings	(18,562,849)	(42,143,813)
Share transactions-net:
Invesco Cash Reserve	823,313	(2,864,183)
Class C	(296,615)	1,225,517
Class R	(907,927)	(1,230,635)
Class Y	(36,706,595)	(45,026,060)
Class R6	495,762	2,760,848
Net increase (decrease) in net assets resulting from share transactions	(36,592,062)	(45,134,513)
Net increase (decrease) in net assets	(36,580,070)	(45,089,772)
Net assets:
Beginning of period	1,128,186,982	1,173,276,754
End of period	$1,091,606,912	$1,128,186,982
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco U.S. Government Money Portfolio

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Invesco Cash Reserve
Six months ended 08/31/26	$1.00	$0.02	$0.00	$0.02	$(0.02)	$(0.02)	$1.00	1.62%	$47,744	0.55%(c)	0.55%(c)	3.19%(c)
Year ended 02/28/26	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	3.57	46,920	0.69	0.79	3.51
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	4.42	49,782	0.73	0.87	4.34
Year ended 02/29/24	1.00	0.05	(0.00)	0.05	(0.05)	(0.05)	1.00	4.62	53,265	0.73	0.83	4.52
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	(0.02)	1.00	1.79	53,056	0.66	0.83	1.76
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.01	53,481	0.07	0.83	0.00
Class C
Six months ended 08/31/26	1.00	0.01	0.00	0.01	(0.01)	(0.01)	1.00	1.18	6,868	1.40 (c)	1.40 (c)	2.34 (c)
Year ended 02/28/26	1.00	0.03	0.00	0.03	(0.03)	(0.03)	1.00	2.69	7,164	1.55	1.64	2.65
Year ended 02/28/25	1.00	0.03	0.00	0.03	(0.03)	(0.03)	1.00	3.54	5,939	1.58	1.72	3.49
Year ended 02/29/24	1.00	0.04	(0.00)	0.04	(0.04)	(0.04)	1.00	3.73	6,980	1.58	1.68	3.67
Year ended 02/28/23	1.00	0.01	(0.00)	0.01	(0.01)	(0.01)	1.00	1.18	7,822	1.27	1.68	1.14
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.01	8,105	0.07	1.68	0.00
Class R
Six months ended 08/31/26	1.00	0.01	0.00	0.01	(0.01)	(0.01)	1.00	1.44	11,942	0.90 (c)	0.90 (c)	2.84 (c)
Year ended 02/28/26	1.00	0.03	0.00	0.03	(0.03)	(0.03)	1.00	3.21	12,850	1.04	1.14	3.16
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	4.06	14,080	1.08	1.22	3.99
Year ended 02/29/24	1.00	0.04	(0.00)	0.04	(0.04)	(0.04)	1.00	4.25	12,881	1.08	1.18	4.17
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	(0.02)	1.00	1.53	6,791	0.93	1.18	1.48
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.01	5,042	0.07	1.18	0.00
Class Y
Six months ended 08/31/26	1.00	0.02	0.00	0.02	(0.02)	(0.02)	1.00	1.69	1,021,534	0.40 (c)	0.40 (c)	3.34 (c)
Year ended 02/28/26	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	3.72	1,058,229	0.54	0.64	3.66
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	4.58	1,103,214	0.58	0.72	4.49
Year ended 02/29/24	1.00	0.05	(0.00)	0.05	(0.05)	(0.05)	1.00	4.77	1,154,923	0.58	0.68	4.67
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	(0.02)	1.00	1.91	1,224,628	0.53	0.68	1.88
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.01	1,283,313	0.07	0.68	0.00
Class R6
Six months ended 08/31/26	1.00	0.02	0.00	0.02	(0.02)	(0.02)	1.00	1.77	3,519	0.25 (c)	0.25 (c)	3.49 (c)
Year ended 02/28/26	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	3.83	3,023	0.44	0.47	3.76
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	(0.05)	1.00	4.70	262	0.48	0.53	4.59
Year ended 02/29/24	1.00	0.05	(0.00)	0.05	(0.05)	(0.05)	1.00	4.91	12	0.48	0.52	4.77
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	(0.02)	1.00	1.99	10	0.45	0.51	1.97
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.01	10	0.07	0.53	0.00

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco U.S. Government Money Portfolio

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco U.S. Government Money Portfolio (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.
The Fund’s investment objective is to seek income consistent with stability of principal.
The Fund currently consists of five different classes of shares: Invesco Cash Reserve, Class C, Class R, Class Y and Class R6. Class Y shares are available only to certain investors. Class C shares are sold with a contingent deferred sales charges ("CDSC"). Invesco Cash Reserve, Class R, Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Invesco Cash Reserve shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule") and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/ or repurchase agreements collateralized fully by cash or Government Securities. The Board of Trustees has elected not to subject the Fund to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.
Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial
10
Invesco U.S. Government Money Portfolio

statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
All Assets	0.15%
For the six months ended August 31, 2026, the effective advisory fees incurred by the Fund was 0.14%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.
The Adviser has contractually agreed, through June 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Invesco Cash Reserve, Class C, Class R, Class Y, and Class R6 shares to 0.73%, 1.58%, 1.08%, 0.58%, and 0.48%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective July 1, 2026, the Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Invesco Cash Reserve, Class C, Class R, Class Y and Class R6 shares to 1.40%, 2.25%, 1.75%, 1.25%, and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes.
For the six months ended August 31, 2026, the Adviser contractually waived class level expenses of $2,833, $415, $767, $61,678 and $2, of Invesco Cash Reserve, Class C, Class R, Class Y and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Invesco Cash Reserve, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Invesco Cash Reserve, Class C and Class R shares (collectively the “Plans”). The Fund pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the average daily net assets of Invesco Cash Reserve shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund plans. Expenses under this agreement are shown as Distribution fees in the Statement of Operations.
CDSC are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2026, IDI advised the Fund that IDI imposed CDSC on redemptions by shareholders for Class C shares of $22.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
11
Invesco U.S. Government Money Portfolio

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2026, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$42,268	$-	$42,268

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Share Information
	Summary of Share Activity
	Six months ended August 31, 2026		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold:
Invesco Cash Reserve	15,249,889	$15,249,889	28,210,981	$28,210,981
Class C	318,039	318,039	4,573,088	4,573,088
Class R	2,114,929	2,114,929	5,017,984	5,017,984
Class Y	81,897,008	81,897,008	198,978,499	198,978,499
Class R6	6,330,466	6,330,466	5,378,441	5,378,441
Issued as reinvestment of dividends:
Invesco Cash Reserve	752,227	752,227	1,612,889	1,612,889
Class C	82,017	82,017	180,240	180,240
Class R	182,609	182,609	416,828	416,828
Class Y	17,103,005	17,103,005	38,930,879	38,930,879
Class R6	65,977	65,977	71,783	71,783
12
Invesco U.S. Government Money Portfolio

Summary of Share Activity
	Six months ended August 31, 2026		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Automatic Conversion of Class C shares to Invesco Cash Reserve shares:
Invesco Cash Reserve	133,817	$133,817	386,283	$386,283
Class C	(133,817)	(133,817)	(386,283)	(386,283)
Reacquired:
Invesco Cash Reserve	(15,312,620)	(15,312,620)	(33,074,336)	(33,074,336)
Class C	(562,854)	(562,854)	(3,141,528)	(3,141,528)
Class R	(3,205,465)	(3,205,465)	(6,665,447)	(6,665,447)
Class Y	(135,706,608)	(135,706,608)	(282,935,438)	(282,935,438)
Class R6	(5,900,681)	(5,900,681)	(2,689,376)	(2,689,376)
Net increase (decrease) in share activity	(36,592,062)	$(36,592,062)	(45,134,513)	$(45,134,513)
13
Invesco U.S. Government Money Portfolio

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco U.S. Government Money Portfolio’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe.  The Board noted that performance of Class Y shares of the Fund was in the fourth quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of the Fund was reasonably comparable to the performance universe median for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a
14
Invesco U.S. Government Money Portfolio

particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class Y shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the Fund’s contractual management fee rate was amended effective January 1, 2026 to reduce the management fee to 0.15%.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses.  The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds. The independent Trustees reviewed and considered additional information provided by management, including with respect to the components of the Fund’s total expense ratio driving total expenses relative to peers.  The independent Trustees also reviewed and considered additional information provided by management with respect to the Fund’s actual and contractual management fees. The independent Trustees further considered information provided by management regarding where the Fund’s actual and contractual management fees would rank relative to the expense group had the reduced contractual management fee that was effective January 1, 2026 been reflected in the Broadridge data.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of daily net assets for each class of Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2025.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
15
Invesco U.S. Government Money Portfolio

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco U.S. Government Money Portfolio

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
O-GMKT-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: November 6, 2026

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: November 6, 2026